AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.4%
Aerospace & Defense - 1.1%
Curtiss-Wright Corp.
5,650 504,432
Howmet Aerospace, Inc.
95,226 1,509,332
Huntington Ingalls Industries, Inc.
27,433 4,786,784
Lockheed Martin Corp.
906 330,618
Northrop Grumman Corp.
7,791 2,395,265
Raytheon Technologies Corp.
35,134 2,164,957
11,691,388
Automobiles - 0.7%
General Motors Co.
69,899 1,768,445
Tesla, Inc. *
5,313 5,737,030
7,505,475
Banks - 1.6%
Citizens Financial Group, Inc.
99,097 2,501,208
Fifth Third Bancorp
41,306 796,380
First Citizens BancShares, Inc.,
Class A 3,515 1,423,645
JPMorgan Chase & Co.
61,683 5,801,903
Popular, Inc.
158,886 5,905,793
16,428,929
Beverages - 1.4%
Coca-Cola Co. (The)
21,459 958,788
Monster Beverage Corp. *
18,991 1,316,456
PepsiCo, Inc.
94,700 12,525,022
14,800,266
Biotechnology - 5.1%
AbbVie, Inc.
143,874 14,125,549
Alexion Pharmaceuticals, Inc. *
51,761 5,809,655
Amgen, Inc.
27,122 6,396,995
Biogen, Inc. *
42,053 11,251,280
Exelixis, Inc. *
324,406 7,701,399
Gilead Sciences, Inc.
52,445 4,035,118
United Therapeutics Corp. *
26,440 3,199,240
52,519,236
Building Products - 0.1%
Owens Corning 18,591 1,036,634
Capital Markets - 1.7%
Ameriprise Financial, Inc.
68,358 10,256,434
Goldman Sachs Group, Inc. (The)
2,890 571,122
LPL Financial Holdings, Inc.
8,078 633,315
Morgan Stanley (a)
87,246 4,213,982
MSCI, Inc.
2,368 790,486
State Street Corp.
14,703 934,376
17,399,715
Chemicals - 0.7%
DuPont de Nemours, Inc.
32,826 1,744,045
Huntsman Corp.
52,085 935,968
INVESTMENTS SHARES VALUE ($)
Chemicals - 0.7% (continued)
LyondellBasell Industries NV, Class
A 61,329 4,030,542
6,710,555
Commercial Services & Supplies - 1.1%
Cintas Corp.
4,797 1,277,729
Copart, Inc. *
21,047 1,752,584
KAR Auction Services, Inc.
43,832 603,128
Waste Management, Inc.
68,006 7,202,515
10,835,956
Consumer Finance - 0.1%
OneMain Holdings, Inc.
24,309 596,543
SLM Corp.
122,240 859,347
1,455,890
Distributors - 0.1%
LKQ Corp. * 30,523 799,703
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B 3,238 1,109,565
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B * 67,597 12,066,740
Diversified Telecommunication Services - 0.1%
AT&T, Inc.
26,024 786,706
Verizon Communications, Inc.
9,642 531,563
1,318,269
Electric Utilities - 1.2%
Duke Energy Corp.
6,554 523,599
Exelon Corp.
208,382 7,562,183
Pinnacle West Capital Corp.
64,674 4,739,957
12,825,739
Electronic Equipment, Instruments & Components - 1.9%
Avnet, Inc.
31,739 885,042
CDW Corp.
17,982 2,089,149
Jabil, Inc.
238,690 7,657,175
SYNNEX Corp.
77,549 9,288,044
19,919,410
Entertainment - 1.1%
Cinemark Holdings, Inc.
119,840 1,384,152
Electronic Arts, Inc. *
47,747 6,304,991
Walt Disney Co. (The)
31,057 3,463,166
11,152,309
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.
9,964 2,576,093
Apple Hospitality REIT, Inc.
31,129 300,706
Brixmor Property Group, Inc.
211,302 2,708,892
Gaming and Leisure Properties,
Inc. 866 29,964
Medical Properties Trust, Inc.
87,402 1,643,158
Outfront Media, Inc.
73,791 1,045,618

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 1.7% (continued)
SBA Communications Corp.
24,156 7,196,555
Service Properties Trust
116,111 823,227
Simon Property Group, Inc.
12,824 876,905
17,201,118
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.
13,321 4,039,060
Kroger Co. (The)
129,815 4,394,238
Walgreens Boots Alliance, Inc.
25,861 1,096,248
Walmart, Inc.
89,449 10,714,201
20,243,747
Food Products - 2.1%
Flowers Foods, Inc.
17,814 398,321
General Mills, Inc.
64,908 4,001,578
Ingredion, Inc.
5,161 428,363
J M Smucker Co. (The)
28,546 3,020,452
Pilgrim's Pride Corp. *
264,853 4,473,367
Tyson Foods, Inc., Class A
147,791 8,824,601
21,146,682
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.
34,166 2,941,693
Danaher Corp.
47,334 8,370,071
Edwards Lifesciences Corp. *
11,178 772,512
Medtronic plc
88,396 8,105,913
20,190,189
Health Care Providers & Services - 4.0%
AmerisourceBergen Corp.
22,417 2,258,961
Anthem, Inc.
30,203 7,942,785
CVS Health Corp.
105,572 6,859,013
DaVita, Inc. *
60,409 4,780,768
Humana, Inc.
32,397 12,561,936
McKesson Corp.
2,814 431,724
Molina Healthcare, Inc. *
29,008 5,162,844
Universal Health Services, Inc.,
Class B 12,065 1,120,718
41,118,749
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A * 4,713 1,104,821
Hotels, Restaurants & Leisure - 1.7%
Aramark
69,875 1,577,079
Carnival Corp. (a)
326,386 5,359,258
Darden Restaurants, Inc.
19,606 1,485,546
Domino's Pizza, Inc.
7,354 2,716,862
International Game Technology plc
110,489 983,352
McDonald's Corp.
12,453 2,297,205
Wyndham Destinations, Inc.
88,049 2,481,221
Yum! Brands, Inc.
3,157 274,375
17,174,898
INVESTMENTS SHARES VALUE ($)
Household Durables - 1.3%
Lennar Corp., Class A
44,904 2,766,984
NVR, Inc. *
626 2,039,978
PulteGroup, Inc.
158,422 5,391,101
Whirlpool Corp.
23,708 3,070,897
13,268,960
Household Products - 3.9%
Clorox Co. (The)
52,812 11,585,368
Kimberly-Clark Corp.
63,620 8,992,687
Procter & Gamble Co. (The)
159,778 19,104,656
39,682,711
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. 45,975 856,055
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. 17,094 2,045,639
Insurance - 3.1%
Allstate Corp. (The)
126,373 12,256,917
Assurant, Inc.
23,344 2,411,202
Assured Guaranty Ltd.
26,537 647,768
Athene Holding Ltd., Class A *
57,203 1,784,162
Everest Re Group Ltd.
34,299 7,072,454
First American Financial Corp.
93,165 4,473,783
Old Republic International Corp.
80,007 1,304,914
Progressive Corp. (The)
18,793 1,505,507
31,456,707
Interactive Media & Services - 7.5%
Alphabet, Inc., Class A *
19,311 27,383,963
Alphabet, Inc., Class C *
11,331 16,017,615
Facebook, Inc., Class A *
139,469 31,669,226
Match Group, Inc. *
9,433 1,009,803
Twitter, Inc. *
38,137 1,136,101
77,216,708
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. *
10,409 28,716,557
Booking Holdings, Inc. *
175 278,660
eBay, Inc.
16,283 854,043
Qurate Retail, Inc., Series A *
64,213 610,024
30,459,284
IT Services - 5.1%
Accenture plc, Class A
16,917 3,632,418
Akamai Technologies, Inc. *
100,805 10,795,207
Alliance Data Systems Corp.
67,328 3,037,839
Amdocs Ltd.
26,270 1,599,318
Booz Allen Hamilton Holding Corp.
(a) 54,881 4,269,193
CACI International, Inc., Class A *
19,257 4,176,458
Cognizant Technology Solutions
Corp., Class A 70,491 4,005,299
DXC Technology Co.
13,629 224,879

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
IT Services - 5.1% (continued)
International Business Machines
Corp. 65,474 7,907,295
Leidos Holdings, Inc.
28,042 2,626,694
VeriSign, Inc. *
23,064 4,770,327
Visa, Inc., Class A
26,881 5,192,603
52,237,530
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc., Class
A * 1,671 754,440
Charles River Laboratories
International, Inc. * 51,468 8,973,446
PRA Health Sciences, Inc. *
7,115 692,218
Thermo Fisher Scientific, Inc.
16,533 5,990,567
16,410,671
Machinery - 1.1%
Cummins, Inc.
19,425 3,365,575
Oshkosh Corp.
117,080 8,385,270
11,750,845
Media - 1.1%
AMC Networks, Inc., Class A *
77,316 1,808,422
Comcast Corp., Class A
176,855 6,893,808
Discovery, Inc., Class A *(a)
93,542 1,973,736
Interpublic Group of Cos., Inc. (The)
16,401 281,441
Omnicom Group, Inc.
6,337 346,000
11,303,407
Multiline Retail - 1.9%
Dollar General Corp.
22,985 4,378,873
Nordstrom, Inc. (a)
34,037 527,233
Target Corp.
118,083 14,161,694
19,067,800
Multi-Utilities - 0.1%
Consolidated Edison, Inc. 15,515 1,115,994
Oil, Gas & Consumable Fuels - 0.3%
HollyFrontier Corp.
72,344 2,112,445
PBF Energy, Inc., Class A
25,048 256,492
Pioneer Natural Resources Co.
10,426 1,018,620
3,387,557
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 9,763 1,842,083
Nu Skin Enterprises, Inc., Class A
10,808 413,190
2,255,273
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.
112,687 6,625,996
Eli Lilly and Co.
4,214 691,854
Horizon Therapeutics plc *
83,269 4,628,091
Jazz Pharmaceuticals plc *
50,128 5,531,123
Johnson & Johnson
122,504 17,227,737
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 5.8% (continued)
Merck & Co., Inc.
182,581 14,118,989
Mylan NV *
219,823 3,534,754
Pfizer, Inc.
225,241 7,365,381
59,723,925
Professional Services - 0.9%
ManpowerGroup, Inc.
81,384 5,595,150
Robert Half International, Inc.
70,168 3,706,975
9,302,125
Road & Rail - 0.2%
AMERCO
1,585 478,971
Uber Technologies, Inc. *
40,135 1,247,396
1,726,367
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.
104,833 6,337,155
Intel Corp.
259,710 15,538,449
Lam Research Corp.
21,258 6,876,113
Micron Technology, Inc. *
109,138 5,622,790
Qorvo, Inc. *
30,809 3,405,319
QUALCOMM, Inc.
17,268 1,575,014
Skyworks Solutions, Inc.
29,492 3,770,847
Teradyne, Inc.
46,845 3,958,871
Texas Instruments, Inc.
14,365 1,823,924
48,908,482
Software - 9.6%
Adobe, Inc. *
13,221 5,755,234
ANSYS, Inc. *
3,850 1,123,160
Cadence Design Systems, Inc. *
54,502 5,230,012
Cerence, Inc. *(a)
37,290 1,522,924
Intuit, Inc.
10,213 3,024,988
Manhattan Associates, Inc. *
13,903 1,309,663
Microsoft Corp.
304,784 62,026,592
NortonLifeLock, Inc.
188,986 3,747,592
Oracle Corp.
210,608 11,640,304
SS&C Technologies Holdings, Inc.
11,151 629,808
Trade Desk, Inc. (The), Class A *
2,682 1,090,233
VMware, Inc., Class A *(a)
6,694 1,036,633
98,137,143
Specialty Retail - 3.8%
AutoNation, Inc. *
97,501 3,664,088
Best Buy Co., Inc.
81,706 7,130,483
Burlington Stores, Inc. *
6,937 1,366,103
Foot Locker, Inc.
103,197 3,009,224
Gap, Inc. (The)
305,096 3,850,311
Home Depot, Inc. (The)
16,715 4,187,275
Lowe's Cos., Inc.
10,735 1,450,513
Penske Automotive Group, Inc.
18,374 711,258
Ross Stores, Inc.
37,038 3,157,119
TJX Cos., Inc. (The)
80,062 4,047,935

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.8% (continued)
Williams-Sonoma, Inc.
79,170 6,492,732
39,067,041
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.
143,857 52,479,034
HP, Inc.
73,935 1,288,687
Xerox Holdings Corp.
182,977 2,797,718
56,565,439
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.
21,080 1,701,156
Hanesbrands, Inc. (a)
139,201 1,571,579
Lululemon Athletica, Inc. *
13,031 4,065,802
PVH Corp.
45,759 2,198,720
Ralph Lauren Corp.
6,451 467,827
Skechers USA, Inc., Class A *
172,434 5,410,979
15,416,063
Thrifts & Mortgage Finance - 0.0% (b)
MGIC Investment Corp. 51,692 423,357
Tobacco - 0.7%
Altria Group, Inc.
65,947 2,588,420
Philip Morris International, Inc.
65,615 4,596,987
7,185,407
Trading Companies & Distributors - 0.1%
Air Lease Corp. 44,479 1,302,790
Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp. 14,016 430,151
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. * 12,754 1,328,329
TOTAL COMMON STOCKS
(Cost $764,138,149) 989,787,743
NO. OF
RIGHTS
RIGHTS - 0.0% (b)
Wireless Telecommunication Services - 0.0% (b)
T-Mobile US, Inc., expiring
7/27/2020 *
(Cost $13,363) 2,784 468
SHARES
SHORT-TERM INVESTMENTS - 3.3%
INVESTMENT COMPANIES - 3.3%
Limited Purpose Cash Investment
Fund, 0.34% (c)
(Cost $33,377,615) 33,377,615 33,384,291
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 1.0%
Investment Companies - 1.0%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(c)(d) 2,688,063 2,688,063
Limited Purpose Cash Investment
Fund 0.34% (c)(d) 7,995,868 7,997,467
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,683,931) 10,685,530
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.7%
(Cost $808,213,058) 1,033,858,032
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.7)% (e) (7,325,477)
NET ASSETS - 100.0% 1,026,532,555
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 102,319,490 10.0%
Consumer Discretionary 143,868,788 14.0
Consumer Staples 105,314,086 10.3
Energy 3,387,556 0.3
Financials 79,231,339 7.7
Health Care 191,067,592 18.6
Industrials 50,121,896 4.9
Information Technology 275,768,004 26.9
Materials 6,710,555 0.6
Real Estate 17,201,118 1.7
Utilities 14,797,787 1.4
Short-Term Investments 33,384,291 3.3
Securities Lending Collateral 10,685,530 1.0
Total Investments In Securities
At Value 1,033,858,032 100.7
Liabilities in Excess of Other
Assets (e ) (7,325,477) (0.7)
Net Assets
$ 1,026,532,555 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was
$10,411,280.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 205 9/2020 USD $ 31,674,550 $ 680,938
$ 680,938

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.5%
Aerospace & Defense - 1.7%
AAR Corp.
15,272 315,672
Aerojet Rocketdyne Holdings, Inc. *
7,701 305,268
Astronics Corp. *
24,536 259,100
Axon Enterprise, Inc. *
1,780 174,672
Maxar Technologies, Inc. (a)
23,679 425,275
Mercury Systems, Inc. *
8,276 650,990
Moog, Inc., Class A
2,348 124,397
Vectrus , Inc. *
54,179 2,661,814
4,917,188
Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A * 15,385 736,326
Airlines - 0.1%
Allegiant Travel Co. (a) 2,163 236,221
Auto Components - 0.3%
LCI Industries 8,003 920,185
Automobiles - 0.2%
Winnebago Industries, Inc. 8,506 566,670
Banks - 5.2%
1st Source Corp.
6,388 227,285
BancFirst Corp.
6,436 261,109
Bancorp, Inc. (The) *
53,515 524,447
Bank of NT Butterfield & Son Ltd.
(The) 10,871 265,144
Cathay General Bancorp
28,764 756,493
Columbia Banking System, Inc.
22,810 646,549
Customers Bancorp, Inc. *
20,341 244,499
Dime Community Bancshares, Inc.
5,000 68,650
First Bancorp/PR
89,681 501,317
First Interstate BancSystem , Inc.,
Class A 24,588 761,244
First Merchants Corp.
8,567 236,192
Fulton Financial Corp.
27,451 289,059
Great Southern Bancorp, Inc.
16,303 657,989
Great Western Bancorp, Inc.
36,961 508,583
Hancock Whitney Corp.
6,984 148,061
Heartland Financial USA, Inc.
24,058 804,500
Hilltop Holdings, Inc.
67,906 1,252,866
Home BancShares , Inc.
48,795 750,467
Hope Bancorp, Inc.
15,684 144,606
IBERIABANK Corp.
7,251 330,211
International Bancshares Corp.
51,878 1,661,134
Midland States Bancorp, Inc.
6,609 98,805
MidWestOne Financial Group, Inc.
8,182 163,640
NBT Bancorp, Inc.
16,165 497,235
OFG Bancorp
58,463 781,650
Old National Bancorp
17,437 239,933
Pacific Premier Bancorp, Inc.
9,911 214,870
Preferred Bank
6,179 264,770
ServisFirst Bancshares, Inc.
4,842 173,150
South State Corp.
13,830 659,138
Stock Yards Bancorp, Inc.
6,968 280,114
INVESTMENTS SHARES VALUE ($)
Banks - 5.2% (continued)
United Community Banks, Inc.
19,510 392,541
14,806,251
Beverages - 0.5%
Boston Beer Co., Inc. (The), Class
A * 1,245 668,129
Coca-Cola Consolidated, Inc.
2,661 609,875
1,278,004
Biotechnology - 9.5%
ACADIA Pharmaceuticals, Inc. *
16,373 793,599
Acceleron Pharma, Inc. *
1,874 178,536
Adverum Biotechnologies, Inc. *
14,678 306,477
Affimed NV (Germany) *
71,308 329,086
Akebia Therapeutics, Inc. *
6,403 86,953
Amicus Therapeutics, Inc. *
61,340 925,007
Anika Therapeutics, Inc. *
34,737 1,310,627
Ardelyx , Inc. *
10,249 70,923
Arena Pharmaceuticals, Inc. *
7,409 466,397
Arrowhead Pharmaceuticals, Inc. *
38,990 1,683,978
BioSpecifics Technologies Corp. *
29,993 1,837,971
Blueprint Medicines Corp. *
5,248 409,344
Bridgebio Pharma, Inc. *(a)
12,219 398,462
Catalyst Pharmaceuticals, Inc. *
203,160 938,599
ChemoCentryx , Inc. *
6,322 363,768
Coherus Biosciences, Inc. *
8,800 157,168
Constellation Pharmaceuticals,
Inc. * 4,792 144,000
Dicerna Pharmaceuticals, Inc. *
10,916 277,266
Eagle Pharmaceuticals, Inc. *
23,655 1,134,967
Emergent BioSolutions , Inc. *
20,796 1,644,548
Enanta Pharmaceuticals, Inc. *
7,983 400,826
Epizyme , Inc. *
33,071 531,120
Fate Therapeutics, Inc. *
4,401 150,998
Flexion Therapeutics, Inc. *(a)
8,673 114,050
Global Blood Therapeutics, Inc. *
7,533 475,558
Halozyme Therapeutics, Inc. *
20,783 557,192
ImmunoGen , Inc. *
30,431 139,983
Immunomedics , Inc. *
12,004 425,422
Inovio Pharmaceuticals, Inc. *(a)
6,971 187,869
Insmed , Inc. *(a)
15,152 417,286
Intercept Pharmaceuticals, Inc. *
6,817 326,603
Invitae Corp. *(a)
5,198 157,447
Iovance Biotherapeutics , Inc. *
14,781 405,738
Ironwood Pharmaceuticals, Inc. *
17,609 181,725
Jounce Therapeutics, Inc. *
88,637 611,595
Karyopharm Therapeutics, Inc. *
19,533 369,955
Kodiak Sciences, Inc. *(a)
3,409 184,495
Lexicon Pharmaceuticals, Inc. *(a)
118,563 236,533
Ligand Pharmaceuticals, Inc. *(a)
11,640 1,301,934
Mirati Therapeutics, Inc. *
2,123 242,383
Momenta Pharmaceuticals, Inc. *
12,033 400,338
Myriad Genetics, Inc. *
34,620 392,591
Natera , Inc. *
22,501 1,121,900
PDL BioPharma , Inc. *
264,116 768,578

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 9.5% (continued)
Pfenex , Inc. *
15,257 127,396
Principia Biopharma, Inc. *
8,854 529,381
PTC Therapeutics, Inc. *
6,425 326,005
Sorrento Therapeutics, Inc. *(a)
15,446 97,001
TG Therapeutics, Inc. *
14,316 278,876
Ultragenyx Pharmaceutical, Inc. *
1,320 103,250
Veracyte , Inc. *
34,686 898,367
Vericel Corp. *
25,748 355,837
Voyager Therapeutics, Inc. *
8,634 108,961
XBiotech , Inc. *(a)
5,431 74,459
Xencor , Inc. *
17,985 582,534
27,041,862
Building Products - 2.7%
American Woodmark Corp. *
7,433 562,306
Builders FirstSource , Inc. *
116,912 2,420,078
Griffon Corp.
16,551 306,525
Patrick Industries, Inc.
17,495 1,071,569
UFP Industries, Inc.
67,353 3,334,647
7,695,125
Capital Markets - 2.1%
Artisan Partners Asset
Management, Inc., Class A 58,272 1,893,840
Cohen & Steers, Inc. (a)
14,247 969,508
INTL. FCStone , Inc. *
3,655 201,025
Stifel Financial Corp.
32,188 1,526,677
Virtus Investment Partners, Inc.
4,163 484,115
Waddell & Reed Financial, Inc.,
Class A 66,043 1,024,327
6,099,492
Chemicals - 0.7%
Koppers Holdings, Inc. *
34,119 642,802
Stepan Co.
13,740 1,334,154
Tredegar Corp.
6,811 104,889
2,081,845
Commercial Services & Supplies - 2.5%
ABM Industries, Inc.
18,241 662,148
ACCO Brands Corp.
112,549 799,098
Advanced Disposal Services, Inc. *
9,373 282,783
Ennis, Inc.
52,305 948,813
Herman Miller, Inc.
54,265 1,281,197
Kimball International, Inc., Class B
60,793 702,767
Knoll, Inc.
9,976 121,607
McGrath RentCorp
2,041 110,234
RR Donnelley & Sons Co.
65,152 77,531
Steelcase, Inc., Class A
116,246 1,401,927
UniFirst Corp.
3,702 662,473
7,050,578
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 1.0%
Acacia Communications, Inc. *
5,650 379,623
Comtech Telecommunications
Corp. 34,464 582,097
Digi International, Inc. *
13,383 155,912
Lumentum Holdings, Inc. *
19,865 1,617,607
2,735,239
Construction & Engineering - 2.3%
Arcosa , Inc.
33,737 1,423,701
EMCOR Group, Inc.
19,579 1,294,955
Great Lakes Dredge & Dock Corp. *
174,053 1,611,731
MasTec , Inc. *
18,859 846,203
MYR Group, Inc. *
41,049 1,309,874
Sterling Construction Co., Inc. *
12,761 133,608
6,620,072
Construction Materials - 0.2%
Summit Materials, Inc., Class A *
30,932 497,387
US Concrete, Inc. *
5,720 141,856
639,243
Distributors - 0.1%
Core-Mark Holding Co., Inc. 6,192 154,521
Diversified Consumer Services - 1.3%
American Public Education, Inc. *
41,316 1,222,953
Chegg , Inc. *
10,111 680,066
Collectors Universe, Inc.
32,695 1,120,785
Laureate Education, Inc., Class A *
22,583 225,040
Perdoceo Education Corp. *
17,579 280,033
Select Interior Concepts, Inc., Class
A * 58,666 205,331
WW International, Inc. *
4,156 105,479
3,839,687
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. * 10,309 423,700
Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings,
Inc. 13,303 1,029,120
Consolidated Communications
Holdings, Inc. * 71,169 481,814
1,510,934
Electric Utilities - 0.5%
El Paso Electric Co.
5,444 364,748
Portland General Electric Co.
28,067 1,173,481
1,538,229
Electrical Equipment - 1.3%
Atkore International Group, Inc. *
68,591 1,875,964
Encore Wire Corp.
22,209 1,084,244
Generac Holdings, Inc. *
4,424 539,418
Powell Industries, Inc.
3,895 106,684
3,606,310

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 3.0%
Benchmark Electronics, Inc.
18,988 410,141
Coda Octopus Group, Inc. *(a)
18,947 97,577
ePlus , Inc. *
9,151 646,793
Fabrinet (Thailand) *
13,059 815,143
Fitbit, Inc., Class A *(a)
36,420 235,273
Insight Enterprises, Inc. *(a)
32,044 1,576,565
Methode Electronics, Inc.
44,190 1,381,379
PC Connection, Inc.
27,686 1,283,523
Sanmina Corp. *
81,635 2,044,140
Vishay Intertechnology , Inc.
9,044 138,102
8,628,636
Energy Equipment & Services - 0.1%
Nabors Industries Ltd. (a)
5,218 193,170
ProPetro Holding Corp. *
32,447 166,778
359,948
Equity Real Estate Investment Trusts (REITs) - 4.6%
Acadia Realty Trust
7,538 97,843
Agree Realty Corp.
2,000 131,420
American Assets Trust, Inc.
4,706 131,015
American Finance Trust, Inc.
22,423 177,926
Ashford Hospitality Trust, Inc.
156,003 112,728
Bluerock Residential Growth REIT,
Inc. 33,088 267,351
Braemar Hotels & Resorts, Inc.
87,896 251,383
CBL & Associates Properties, Inc.
*(a) 449,839 122,626
CoreCivic , Inc.
17,642 165,129
DiamondRock Hospitality Co.
31,162 172,326
EastGroup Properties, Inc.
4,452 528,052
Essential Properties Realty Trust,
Inc. 6,796 100,853
First Industrial Realty Trust, Inc.
52,249 2,008,452
GEO Group, Inc. (The)
15,393 182,099
Healthcare Realty Trust, Inc.
11,656 341,404
Independence Realty Trust, Inc.
31,738 364,670
iStar , Inc.
18,713 230,544
Kite Realty Group Trust
23,517 271,386
Lexington Realty Trust
124,181 1,310,110
Mack-Cali Realty Corp.
12,875 196,859
National Health Investors, Inc.
3,508 213,006
National Storage Affiliates Trust
4,666 133,728
New Senior Investment Group, Inc.
50,559 183,024
NexPoint Residential Trust, Inc.
5,538 195,768
Office Properties Income Trust
15,731 408,534
Pennsylvania REIT (a)
116,378 158,274
Physicians Realty Trust
14,062 246,366
Piedmont Office Realty Trust, Inc.,
Class A 51,281 851,777
PS Business Parks, Inc.
826 109,362
QTS Realty Trust, Inc., Class A
4,172 267,383
Retail Opportunity Investments
Corp. 9,939 112,609
RPT Realty
50,693 352,823
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 4.6% (continued)
Ryman Hospitality Properties, Inc.
6,169 213,447
Sabra Health Care REIT, Inc.
38,539 556,118
Sunstone Hotel Investors, Inc.
9,176 74,784
Uniti Group, Inc.
47,881 447,687
Universal Health Realty Income
Trust 6,622 526,383
Urban Edge Properties
39,485 468,687
Washington Prime Group, Inc. (a)
449,159 377,653
Xenia Hotels & Resorts, Inc.
16,406 153,068
13,214,657
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings,
Inc. * 2,215 82,553
Ingles Markets, Inc., Class A
39,185 1,687,698
Performance Food Group Co. *
6,052 176,356
Rite Aid Corp. *(a)
38,570 658,004
United Natural Foods, Inc. *
11,572 210,726
Weis Markets, Inc.
3,619 181,384
2,996,721
Food Products - 1.2%
Darling Ingredients, Inc. *
4,529 111,504
Fresh Del Monte Produce, Inc.
36,071 888,068
John B Sanfilippo & Son, Inc.
28,202 2,406,477
3,406,049
Health Care Equipment & Supplies - 3.8%
Globus Medical, Inc., Class A *
19,533 931,919
Haemonetics Corp. *
5,401 483,714
Integer Holdings Corp. *
9,625 703,106
IntriCon Corp. *
9,305 125,804
Invacare Corp.
94,267 600,481
Lantheus Holdings, Inc. *
67,555 966,036
LeMaitre Vascular, Inc.
6,732 177,725
Neogen Corp. *
2,837 220,151
Nevro Corp. *
4,822 576,084
Novocure Ltd. *
14,562 863,527
NuVasive , Inc. *
1,795 99,910
Quidel Corp. *(a)
13,824 3,092,982
Tandem Diabetes Care, Inc. *
2,339 231,374
Wright Medical Group NV *
35,274 1,048,343
Zynex , Inc. *(a)
30,707 763,683
10,884,839
Health Care Providers & Services - 4.7%
Amedisys , Inc. *
14,385 2,855,998
AMN Healthcare Services, Inc. *
10,388 469,953
Community Health Systems, Inc. *
53,300 160,433
CorVel Corp. *
21,701 1,538,384
Ensign Group, Inc. (The)
12,647 529,277
Joint Corp. (The) *
34,998 534,419
LHC Group, Inc. *
2,175 379,146
Magellan Health, Inc. *
21,413 1,562,721
National Research Corp.
17,291 1,006,509

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 4.7% (continued)
Owens & Minor, Inc.
83,164 633,710
Patterson Cos., Inc.
50,731 1,116,082
Select Medical Holdings Corp. *
43,668 643,229
Tenet Healthcare Corp. *
37,806 684,667
Triple-S Management Corp., Class
B *(a) 69,266 1,317,439
13,431,967
Health Care Technology - 2.0%
Inovalon Holdings, Inc., Class A *
7,273 140,078
Livongo Health, Inc. *(a)
8,378 629,942
NextGen Healthcare, Inc. *
23,779 261,093
Omnicell , Inc. *
23,585 1,665,573
Simulations Plus, Inc.
5,461 326,677
Teladoc Health, Inc. *
14,479 2,763,172
5,786,535
Hotels, Restaurants & Leisure - 1.5%
Biglari Holdings, Inc., Class B *
4,408 304,064
Boyd Gaming Corp.
7,724 161,432
Brinker International, Inc.
10,941 262,584
Cheesecake Factory, Inc. (The) (a)
9,057 207,586
Churchill Downs, Inc.
1,636 217,833
Dave & Buster's Entertainment,
Inc. (a) 26,679 355,631
Dine Brands Global, Inc.
4,234 178,251
Eldorado Resorts, Inc. *(a)
9,845 394,391
Everi Holdings, Inc. *
30,664 158,226
Marriott Vacations Worldwide Corp.
5,236 430,452
Papa John's International, Inc.
1,655 131,424
Penn National Gaming, Inc. *
14,831 452,939
Texas Roadhouse, Inc.
6,502 341,810
Wingstop , Inc.
4,657 647,183
4,243,806
Household Durables - 3.4%
Beazer Homes USA, Inc. *
8,151 82,081
Hooker Furniture Corp.
6,636 129,070
Installed Building Products, Inc. *
1,821 125,248
KB Home
7,678 235,561
La-Z-Boy, Inc.
30,329 820,703
M/I Homes, Inc. *
42,560 1,465,766
MDC Holdings, Inc.
28,993 1,035,050
Meritage Homes Corp. *
34,471 2,623,933
Taylor Morrison Home Corp. *
46,614 899,184
TopBuild Corp. *
14,680 1,670,144
Universal Electronics, Inc. *
12,081 565,632
9,652,372
Household Products - 0.2%
WD-40 Co. 2,726 540,566
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C
11,394 262,746
Ormat Technologies, Inc.
5,415 343,798
606,544
Insurance - 3.3%
eHealth, Inc. *
10,491 1,030,636
Employers Holdings, Inc.
74,088 2,233,753
Fidelity National Financial, Inc.
1,985 60,860
Genworth Financial, Inc., Class A *
69,098 159,616
Hallmark Financial Services, Inc.
*(a) 113,256 395,264
Heritage Insurance Holdings, Inc.
30,039 393,211
Kinsale Capital Group, Inc.
7,474 1,160,040
National General Holdings Corp.
64,179 1,386,908
National Western Life Group, Inc.,
Class A 4,442 902,570
Selective Insurance Group, Inc.
10,776 568,326
Stewart Information Services Corp.
5,720 185,957
Universal Insurance Holdings, Inc.
57,495 1,020,536
9,497,677
Internet & Direct Marketing Retail - 0.8%
1-800-Flowers.com, Inc., Class A *
48,353 968,027
PetMed Express, Inc.
5,660 201,723
Rubicon Project, Inc. (The) *
15,176 101,224
Stamps.com, Inc. *
5,415 994,681
2,265,655
IT Services - 2.8%
Cardtronics plc, Class A *
18,887 452,910
CSG Systems International, Inc.
6,565 271,725
EVERTEC, Inc.
8,366 235,085
Hackett Group, Inc. (The)
15,882 215,042
KBR, Inc.
80,175 1,807,946
MAXIMUS, Inc.
14,214 1,001,376
NIC, Inc.
8,554 196,400
Perficient , Inc. *
12,894 461,347
Perspecta , Inc.
39,892 926,691
Science Applications International
Corp. 3,926 304,972
Sykes Enterprises, Inc. *
59,198 1,637,417
TTEC Holdings, Inc.
7,701 358,559
Unisys Corp. *
8,049 87,815
7,957,285
Leisure Products - 1.7%
Acushnet Holdings Corp.
31,445 1,093,971
Johnson Outdoors, Inc., Class A
18,547 1,688,148
Malibu Boats, Inc., Class A *
17,718 920,450
MasterCraft Boat Holdings, Inc. *
15,852 301,981
Vista Outdoor, Inc. *
22,713 328,203
YETI Holdings, Inc. *
13,823 590,657
4,923,410

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 3.1%
Medpace Holdings, Inc. *
31,616 2,940,920
NeoGenomics , Inc. *
41,983 1,300,633
Repligen Corp. *
19,087 2,359,344
Syneos Health, Inc. *
38,015 2,214,374
8,815,271
Machinery - 1.6%
Columbus McKinnon Corp.
19,705 659,132
Commercial Vehicle Group, Inc. *
161,960 468,064
Federal Signal Corp.
2,937 87,317
Meritor, Inc. *
62,347 1,234,471
Miller Industries, Inc.
12,079 359,592
Mueller Industries, Inc.
48,240 1,282,219
Wabash National Corp.
39,218 416,495
4,507,290
Marine - 0.0% (b)
Costamare , Inc. (Monaco) (a) 21,980 122,209
Media - 0.1%
Cumulus Media, Inc., Class A *(a) 56,138 221,745
Metals & Mining - 1.4%
Commercial Metals Co.
102,769 2,096,488
Ryerson Holding Corp. *
57,962 326,326
Schnitzer Steel Industries, Inc.,
Class A 14,713 259,537
Warrior Met Coal, Inc.
80,033 1,231,708
3,914,059
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate
Finance, Inc. 37,071 363,666
Blackstone Mortgage Trust, Inc.,
Class A 21,249 511,888
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 15,728 447,619
PennyMac Mortgage Investment
Trust 24,184 423,946
1,747,119
Multi-Utilities - 0.0% (b)
NorthWestern Corp. 2,221 121,089
Oil, Gas & Consumable Fuels - 0.3%
CONSOL Energy, Inc. *
13,617 69,038
Penn Virginia Corp. *
9,884 94,195
Renewable Energy Group, Inc. *
5,823 144,294
Teekay Corp. *(a)
41,291 99,099
Teekay Tankers Ltd., Class A *(a)
19,026 243,913
World Fuel Services Corp.
5,891 151,752
802,291
Paper & Forest Products - 1.1%
Boise Cascade Co.
65,943 2,480,116
Schweitzer-Mauduit International,
Inc. 5,853 195,549
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - 1.1% (continued)
Verso Corp., Class A
47,775 571,389
3,247,054
Personal Products - 0.1%
Edgewell Personal Care Co. *
6,056 188,705
Lifevantage Corp. *
6,998 94,613
283,318
Pharmaceuticals - 1.2%
Arvinas , Inc. *(a)
2,065 69,260
Assertio Holdings, Inc. *
103,823 88,976
Axsome Therapeutics, Inc. *
1,077 88,616
Collegium Pharmaceutical, Inc. *
3,702 64,785
Corcept Therapeutics, Inc. *
86,538 1,455,569
Endo International plc *
32,311 110,827
Evofem Biosciences, Inc. *
30,616 86,643
Innoviva , Inc. *
22,124 309,294
Kala Pharmaceuticals, Inc. *
9,944 104,511
Lannett Co., Inc. *
71,504 519,119
Mallinckrodt plc *(a)
23,944 64,170
Osmotica Pharmaceuticals plc *
18,733 126,073
Reata Pharmaceuticals, Inc., Class
A * 1,313 204,854
3,292,697
Professional Services - 2.5%
Barrett Business Services, Inc.
16,335 867,879
FTI Consulting, Inc. *
11,304 1,294,873
Heidrick & Struggles International,
Inc. 33,037 714,260
ICF International, Inc.
2,383 154,490
Kelly Services, Inc., Class A
96,462 1,525,547
Kforce , Inc. (a)
63,231 1,849,507
Resources Connection, Inc.
10,952 131,095
TrueBlue , Inc. *
33,764 515,576
7,053,227
Real Estate Management & Development - 0.1%
Redfin Corp. * 5,824 244,084
Road & Rail - 0.4%
ArcBest Corp.
37,999 1,007,353
Avis Budget Group, Inc. *(a)
9,341 213,816
1,221,169
Semiconductors & Semiconductor Equipment - 6.0%
Amkor Technology, Inc. *
218,951 2,695,287
Cirrus Logic, Inc. *
31,557 1,949,591
Diodes, Inc. *
31,494 1,596,746
Enphase Energy, Inc. *
13,647 649,188
FormFactor , Inc. *
60,523 1,775,139
Ichor Holdings Ltd. *
26,980 717,128
Lattice Semiconductor Corp. *
53,653 1,523,209
NeoPhotonics Corp. *
19,543 173,542
Onto Innovation, Inc. *
13,137 447,183
Photronics , Inc. *
119,079 1,325,349

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 6.0% (continued)
Power Integrations, Inc.
12,137 1,433,744
SMART Global Holdings, Inc. *
30,471 828,202
Synaptics , Inc. *
15,157 911,239
Ultra Clean Holdings, Inc. *
52,046 1,177,801
17,203,348
Software - 2.9%
Appfolio , Inc., Class A *
2,253 366,586
Avaya Holdings Corp. *
41,879 517,624
Box, Inc., Class A *
5,222 108,409
Cloudera, Inc. *
13,478 171,440
Digital Turbine, Inc. *(a)
205,744 2,586,202
Ebix , Inc.
9,977 223,086
Everbridge , Inc. *
3,157 436,803
Five9, Inc. *
3,325 367,978
Intelligent Systems Corp. *
19,961 680,271
J2 Global, Inc. *
11,927 753,906
Mitek Systems, Inc. *
5,648 54,277
Progress Software Corp.
27,590 1,069,112
Q2 Holdings, Inc. *
1,074 92,138
SecureWorks Corp., Class A *(a)
12,159 138,977
SPS Commerce, Inc. *
2,663 200,045
Telenav , Inc. *
24,104 132,331
Xperi Holding Corp.
8,228 121,445
Zix Corp. *
19,484 134,440
8,155,070
Specialty Retail - 2.5%
Asbury Automotive Group, Inc. *
7,691 594,745
Ascena Retail Group, Inc. *(a)
93,647 136,725
Cato Corp. (The), Class A
33,820 276,648
Citi Trends, Inc.
27,047 546,890
Group 1 Automotive, Inc.
17,171 1,132,771
Hibbett Sports, Inc. *(a)
41,439 867,733
Lithia Motors, Inc., Class A
6,718 1,016,635
Office Depot, Inc.
110,110 258,758
RH *
602 149,838
Shoe Carnival, Inc.
14,502 424,473
Signet Jewelers Ltd. (a)
19,575 201,035
Sleep Number Corp. *
3,820 159,065
Sonic Automotive, Inc., Class A
23,811 759,809
Zumiez , Inc. *
24,066 658,927
7,184,052
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc. * 53,921 392,006
Textiles, Apparel & Luxury Goods - 0.0% (b)
Oxford Industries, Inc. 2,475 108,925
Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd.
31,757 1,151,826
Flagstar Bancorp, Inc.
38,572 1,135,174
HomeStreet , Inc.
4,290 105,577
Meta Financial Group, Inc.
9,939 180,592
Mr Cooper Group, Inc. *
11,145 138,644
INVESTMENTS SHARES VALUE ($)
Thrifts & Mortgage Finance - 2.6% (continued)
PennyMac Financial Services, Inc.
32,742 1,368,288
Radian Group, Inc.
112,293 1,741,665
Walker & Dunlop, Inc.
28,446 1,445,341
7,267,107
Tobacco - 0.4%
Turning Point Brands, Inc.
39,198 976,422
Vector Group Ltd.
17,971 180,788
1,157,210
Trading Companies & Distributors - 1.5%
BMC Stock Holdings, Inc. *
51,288 1,289,380
CAI International, Inc. *
27,069 450,970
GMS, Inc. *
79,467 1,954,093
H&E Equipment Services, Inc.
8,433 155,842
Veritiv Corp. *
28,503 483,411
WESCO International, Inc. *
1,038 36,444
4,370,140
Water Utilities - 0.3%
American States Water Co.
6,978 548,680
Consolidated Water Co. Ltd.
11,477 165,613
714,293
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 8,023 395,454
TOTAL COMMON STOCKS
(Cost $247,643,194) 275,434,576
PREFERRED STOCKS - 0.1%
Diversified Telecommunication Services - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%,
3/10/2039 (c) 2,727 71,475
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (c)(d) 2,752 72,983
TOTAL PREFERRED STOCKS
(Cost $97,964) 144,458
SHORT-TERM INVESTMENTS - 3.2%
INVESTMENT COMPANIES - 3.2%
Limited Purpose Cash Investment
Fund, 0.34% (e)
(Cost $9,168,549) 9,168,901 9,170,735

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 3.8%
Investment Companies - 3.8%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(e)(f) 2,713,611 2,713,611
Limited Purpose Cash Investment
Fund 0.34% (e)(f) 8,071,863 8,073,477
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,785,474) 10,787,088
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 103.6%
(Cost $267,695,181) 295,536,857
LIABILITIES IN EXCESS OF OTHER
ASSETS - (3.6)% (g) (10,153,235)
NET ASSETS - 100.0% 285,383,622
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,199,608 0.8%
Consumer Discretionary 33,859,283 11.9
Consumer Staples 9,661,868 3.4
Energy 1,162,238 0.4
Financials 39,841,346 13.9
Health Care 69,253,172 24.3
Industrials 48,208,838 16.9
Information Technology 45,071,584 15.8
Materials 9,882,201 3.5
Real Estate 13,458,741 4.7
Utilities 2,980,155 1.0
Short-Term Investments 9,170,735 3.2
Securities Lending Collateral 10,787,088 3.8
Total Investments In Securities
At Value 295,536,857 103.6
Liabilities in Excess of Other
Assets (g ) (10,153,235) (3.6)
Net Assets
$ 285,383,622 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $9,809,704.
(b) Represents less than 0.05% of net assets.
(c) Perpetual security. The rate reflected was the rate in effect on June 30, 2020. The maturity date reflects the next call date.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(e) Represents 7-day effective yield as of June 30, 2020.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 107 9/2020 USD $ 7,691,160 $ 310,104
$ 310,104

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Australia - 6.8%
Aristocrat Leisure Ltd. 19,335 346,222
Aurizon Holdings Ltd. 213,773 727,443
BHP Group Ltd. 43,604 1,085,648
BHP Group plc 70,978 1,452,428
BlueScope Steel Ltd. 306,309 2,523,328
Crown Resorts Ltd. 49,503 333,475
CSL Ltd. 11,041 2,195,933
Dexus, REIT 104,929 673,468
Fortescue Metals Group Ltd. 305,245 2,967,494
Goodman Group, REIT 41,832 431,632
GPT Group (The), REIT 196,673 571,358
REA Group Ltd. 2,632 198,330
Rio Tinto Ltd. 5,989 410,088
Rio Tinto plc 19,982 1,124,518
Scentre Group, REIT 235,569 357,627
South32 Ltd. 47,685 67,509
Tabcorp Holdings Ltd. 39,844 93,978
15,560,479
—
Belgium - 1.5%
Ageas SA/NV 13,707 485,773
Galapagos NV * 12,506 2,468,406
Proximus SADP 24,171 492,535
3,446,714
—
Canada - 7.9%
Bank of Montreal (1) 2,424 129,021
Bank of Nova Scotia (The) (1) 4,734 195,902
Canadian Imperial Bank of
Commerce (1) 14,509 969,760
Canadian Pacific Railway Ltd. (1) 6,206 1,578,562
Canadian Tire Corp. Ltd., Class A
(1) 8,734 756,827
CCL Industries, Inc., Class B (1) 7,415 239,666
CGI, Inc. (1)* 33,834 2,131,572
CI Financial Corp. (1) 61,239 779,020
Constellation Software, Inc. (1) 575 649,243
Great-West Lifeco, Inc. (1) 3,723 65,268
iA Financial Corp., Inc. (1) 22,028 737,620
IGM Financial, Inc. (1) 3,599 87,457
Imperial Oil Ltd. (1) 23,936 385,064
Magna International, Inc. (1) 54,910 2,445,387
Manulife Financial Corp. (1) 33,694 458,403
National Bank of Canada (1) 2,789 126,384
Open Text Corp. (1) 18,830 799,609
Power Corp. of Canada (1) 5,259 92,505
Royal Bank of Canada (1) 22,462 1,523,994
Shopify, Inc., Class A (1)* 1,196 1,136,244
Teck Resources Ltd., Class B (1) 31,060 325,334
Toronto-Dominion Bank (The) (1) 54,033 2,411,505
WSP Global, Inc. (1) 1,221 74,882
18,099,229
—
INVESTMENTS SHARES VALUE ($)
China - 0.9%
BOC Hong Kong Holdings Ltd. 146,000 467,477
Wilmar International Ltd. 103,600 306,425
Yangzijiang Shipbuilding Holdings
Ltd. 2,031,800 1,367,795
2,141,697
—
Denmark - 3.0%
Coloplast A/S, Class B 2,242 349,456
DSV Panalpina A/S 3,360 412,726
Genmab A/S * 2,328 784,986
Novo Nordisk A/S, Class B 54,351 3,540,844
Pandora A/S 32,826 1,792,775
6,880,787
—
Finland - 1.6%
Fortum OYJ 6,811 129,941
Kone OYJ, Class B 4,733 326,432
Neste OYJ 24,001 942,666
Nokia OYJ 82,749 361,602
Orion OYJ, Class B 37,639 1,825,281
3,585,922
—
France - 8.3%
Atos SE * 4,969 426,008
AXA SA 34,080 717,143
BNP Paribas SA * 13,247 529,271
Carrefour SA 18,487 286,698
Cie de Saint-Gobain * 31,746 1,145,427
CNP Assurances * 17,493 202,892
Electricite de France SA 178,952 1,663,730
Eutelsat Communications SA 15,854 146,655
Faurecia SE * 4,747 186,503
Ingenico Group SA * 755 121,309
Ipsen SA 1,747 148,201
L'Oreal SA 4,920 1,587,914
LVMH Moet Hennessy Louis
Vuitton SE 2,740 1,209,697
Natixis SA * 128,213 338,167
Orange SA 135,986 1,626,117
Peugeot SA * 182,663 2,995,515
Publicis Groupe SA 3,524 114,477
Sanofi 32,154 3,279,215
Schneider Electric SE 5,724 636,719
Sodexo SA 2,274 154,195
TOTAL SA 40,794 1,572,953
19,088,806
—
Germany - 7.8%
Allianz SE (Registered) 12,881 2,632,136
Bayer AG (Registered) 51,558 3,821,663
Commerzbank AG * 20,093 89,552
Delivery Hero SE *(a) 13,700 1,407,912
Deutsche Boerse AG 3,492 631,971
Deutsche Post AG (Registered) 15,376 564,605
Deutsche Wohnen SE 5,340 239,956
Fresenius SE & Co. KGaA 9,490 471,680
HOCHTIEF AG 2,837 252,435
Infineon Technologies AG 79,691 1,867,335
KION Group AG 2,975 183,170
Nemetschek SE 3,414 234,584

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 7.8% (continued)
SAP SE 22,858 3,195,309
Siemens Healthineers AG (a) 6,125 294,417
TUI AG 45,248 214,422
Volkswagen AG (Preference) 974 148,048
Vonovia SE 7,526 460,012
Zalando SE *(a) 17,375 1,232,592
17,941,799
—
Hong Kong - 3.3%
ASM Pacific Technology Ltd. 12,600 133,157
CK Asset Holdings Ltd. 134,500 806,569
CLP Holdings Ltd. 117,000 1,149,085
Hong Kong Exchanges & Clearing
Ltd. 19,000 809,243
Kerry Properties Ltd. 114,000 296,130
Link, REIT 26,000 213,464
New World Development Co. Ltd. 59,750 283,698
PCCW Ltd. 269,000 153,804
Power Assets Holdings Ltd. 61,000 333,308
Sun Hung Kai Properties Ltd. 13,000 166,078
Swire Pacific Ltd., Class A 15,500 82,379
WH Group Ltd. (a) 2,935,500 2,536,844
Yue Yuen Industrial Holdings Ltd. 472,000 719,455
7,683,214
—
Italy - 2.5%
Assicurazioni Generali SpA 45,648 693,406
DiaSorin SpA 4,112 789,692
Enel SpA 253,853 2,195,434
Leonardo SpA 222,464 1,483,022
Prysmian SpA 14,911 345,910
Telecom Italia SpA 495,335 195,329
5,702,793
—
Japan - 20.7%
Acom Co. Ltd. 10,000 38,268
Advantest Corp. 12,600 719,088
Amada Co. Ltd. 56,000 458,520
Aozora Bank Ltd. 11,900 207,502
Bandai Namco Holdings, Inc. 18,900 994,860
Bridgestone Corp. 2,100 67,778
Credit Saison Co. Ltd. 800 9,192
Daiwa House Industry Co. Ltd. 15,100 356,585
Fujitsu Ltd. 25,000 2,927,083
Fukuoka Financial Group, Inc. 63,000 996,088
Hitachi Ltd. 72,200 2,294,865
ITOCHU Corp. 91,900 1,988,516
Japan Post Insurance Co. Ltd. 14,200 187,105
Japan Tobacco, Inc. 27,100 503,322
JGC Holdings Corp. 22,600 238,315
Kamigumi Co. Ltd. 14,700 289,097
KDDI Corp. 38,600 1,151,714
Konami Holdings Corp. 13,400 447,143
Kyocera Corp. 14,400 786,018
M3, Inc. 6,700 284,624
Mitsubishi Electric Corp. 65,800 859,432
Mitsubishi Estate Co. Ltd. 17,800 265,252
Mitsubishi UFJ Financial Group,
Inc. 263,800 1,038,192
Mitsui Fudosan Co. Ltd. 13,800 245,153
INVESTMENTS SHARES VALUE ($)
Japan - 20.7% (continued)
Mizuho Financial Group, Inc. 140,300 172,575
MS&AD Insurance Group Holdings,
Inc. 57,200 1,575,214
Nexon Co. Ltd. 73,400 1,655,642
Nippon Express Co. Ltd. 31,700 1,643,756
Nippon Telegraph & Telephone
Corp. 98,700 2,299,656
Nitto Denko Corp. 1,300 73,697
Nomura Holdings, Inc. 369,400 1,659,931
Nomura Real Estate Holdings, Inc. 8,000 148,939
NTT DOCOMO, Inc. 23,600 626,533
Obayashi Corp. 28,800 270,762
ORIX Corp. 19,700 244,620
Resona Holdings, Inc. 703,600 2,407,644
Rohm Co. Ltd. 8,400 558,528
Sekisui House Ltd. 77,900 1,487,280
Shimizu Corp. 37,000 304,809
Shinsei Bank Ltd. 129,100 1,561,492
Sompo Holdings, Inc. 7,300 251,305
Square Enix Holdings Co. Ltd. 27,500 1,393,264
Subaru Corp. 14,600 305,719
SUMCO Corp. 72,300 1,111,550
Sumitomo Heavy Industries Ltd. 36,900 807,042
Sumitomo Mitsui Financial Group,
Inc. 73,300 2,068,658
Sumitomo Mitsui Trust Holdings,
Inc. 21,900 617,150
T&D Holdings, Inc. 11,300 97,058
Teijin Ltd. 22,500 358,237
Tokyo Electric Power Co. Holdings,
Inc. * 325,600 1,001,607
Tokyo Electron Ltd. 7,400 1,825,904
Toppan Printing Co. Ltd. 41,800 698,851
Tosoh Corp. 58,300 800,862
Toyoda Gosei Co. Ltd. 7,100 148,344
Toyota Motor Corp. 2,000 125,768
Yamaha Corp. 17,100 806,523
Z Holdings Corp. 322,000 1,580,287
48,042,919
—
Macau - 0.3%
SJM Holdings Ltd. 621,000 696,225
Netherlands - 5.9%
ASML Holding NV 9,426 3,448,156
ING Groep NV 70,771 493,338
Just Eat Takeaway.com NV *(a) 631 65,955
Koninklijke Ahold Delhaize NV 102,986 2,806,788
Koninklijke Philips NV * 34,418 1,607,938
NN Group NV 2,712 91,144
Randstad NV * 18,487 826,647
Royal Dutch Shell plc, Class A 77,634 1,243,018
Royal Dutch Shell plc, Class B 64,849 983,130
Wolters Kluwer NV 24,702 1,930,812
13,496,926
—
Russia - 0.2%
Evraz plc 99,320 351,899

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Singapore - 0.6%
CapitaLand Commercial Trust,
REIT 146,000 178,684
Genting Singapore Ltd. 722,300 397,390
Venture Corp. Ltd. 78,300 915,069
1,491,143
—
South Africa - 0.0% (b)
Anglo American plc 4,524 104,293
Spain - 1.8%
Enagas SA 17,196 420,675
Endesa SA 16,528 409,998
Grifols SA 37,347 1,135,649
Iberdrola SA 136,157 1,589,591
Mapfre SA 221,295 395,164
Naturgy Energy Group SA 8,647 161,430
Repsol SA 10,748 94,969
4,207,476
—
Sweden - 3.2%
Assa Abloy AB, Class B 3,523 72,107
Essity AB, Class B * 71,960 2,333,044
Evolution Gaming Group AB (a) 3,108 184,602
Hennes & Mauritz AB, Class B 160,860 2,347,960
ICA Gruppen AB 19,849 943,513
Investor AB, Class B 8,330 441,889
Skanska AB, Class B * 33,164 677,052
Telefonaktiebolaget LM Ericsson,
Class B 46,204 428,291
7,428,458
—
Switzerland - 9.2%
Adecco Group AG (Registered) 2,229 105,065
Coca-Cola HBC AG 8,735 218,664
Geberit AG (Registered) 662 332,149
LafargeHolcim Ltd. (Registered) * 7,867 346,589
Lonza Group AG (Registered) 1,319 698,671
Nestle SA (Registered) 39,160 4,341,694
Novartis AG (Registered) 57,602 5,018,348
Roche Holding AG 17,340 6,007,435
SGS SA (Registered) 30 73,489
Sonova Holding AG (Registered) * 10,132 2,028,176
STMicroelectronics NV 20,542 559,940
Swatch Group AG (The) 845 169,601
Swiss Life Holding AG (Registered) 502 186,753
UBS Group AG (Registered) 31,673 365,794
Vifor Pharma AG 417 63,087
Zurich Insurance Group AG 1,822 645,590
21,161,045
—
United Kingdom - 8.9%
3i Group plc 23,824 245,316
Admiral Group plc 10,749 304,830
AstraZeneca plc 13,556 1,410,832
Auto Trader Group plc (a) 13,636 88,781
Aviva plc 803,803 2,724,390
BAE Systems plc 141,647 846,973
Barclays plc 890,692 1,256,587
Barratt Developments plc 84,344 518,390
Berkeley Group Holdings plc 1,443 74,315
BP plc 38,452 147,311
INVESTMENTS SHARES VALUE ($)
United Kingdom - 8.9% (continued)
British American Tobacco plc 38,753 1,486,287
BT Group plc 1,071,316 1,515,109
CK Hutchison Holdings Ltd. 75,000 485,669
Compass Group plc 8,067 110,989
Direct Line Insurance Group plc 177,762 596,046
Experian plc 2,856 100,242
Fiat Chrysler Automobiles NV * 16,766 169,640
GlaxoSmithKline plc 71,821 1,450,762
GVC Holdings plc 96,693 886,279
Imperial Brands plc 14,676 279,382
ITV plc 229,019 211,666
Kingfisher plc 52,609 144,737
London Stock Exchange Group plc 5,501 572,078
Micro Focus International plc 117,266 625,620
Next plc 10,859 657,458
Ocado Group plc * 24,800 623,233
Persimmon plc 30,711 869,169
RELX plc 5,553 128,528
Sage Group plc (The) 8,747 72,608
Smith & Nephew plc 5,293 98,628
Taylor Wimpey plc 581,588 1,026,508
Unilever plc 5,969 321,974
Vodafone Group plc 150,440 239,164
Wm Morrison Supermarkets plc 87,155 205,314
20,494,815
—
United States - 0.6%
Bausch Health Cos., Inc. (1)* 60,211 1,101,680
Carnival plc 15,028 183,829
1,285,509
—
TOTAL COMMON STOCKS
(Cost $204,347,930) 218,892,148
SHORT-TERM INVESTMENTS - 5.8%
INVESTMENT COMPANIES - 5.8%
Limited Purpose Cash Investment
Fund, 0.34% (1)(c)
(Cost $13,358,307) 13,358,562 13,361,234
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.8%
(Cost $217,706,237) 232,253,382
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.8)% (d) (1,745,849)
NET ASSETS - 100.0% 230,507,533

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 14,136,205 6.1%
Consumer Discretionary 27,099,559 11.8
Consumer Staples 18,157,860 7.9
Energy 5,369,110 2.3
Financials 36,624,780 15.9
Health Care 40,875,606 17.7
Industrials 22,236,965 9.7
Information Technology 27,328,691 11.9
Materials 12,231,587 5.3
Real Estate 5,776,986 2.5
Utilities 9,054,799 3.9
Short-Term Investments 13,361,234 5.8
Total Investments In Securities
At Value 232,253,382 100.8
Liabilities in Excess of Other
Assets (d ) (1,745,849) (0.8)
Net Assets
$ 230,507,533 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $5,811,103, which represents approximately 2.52% of net assets of the fund.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 100 9/2020 USD $ 8,892,000 $ 92,520
$ 92,520

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.1%
Brazil - 5.5%
B2W Cia Digital (1)* 3,000 59,056
B3 SA - Brasil Bolsa Balcao (1) 30,100 304,924
Banco Bradesco SA (Preference)
(1) 115,600 440,029
Banco do Brasil SA (1)* 62,700 370,682
CCR SA (1) 123,400 329,030
Cia de Saneamento Basico do
Estado de Sao Paulo (1)* 68,800 729,990
Cia Energetica de Minas Gerais
(Preference) (1)* 53,500 108,415
Cosan SA (1) 31,700 413,410
Hapvida Participacoes e
Investimentos SA (1)(a) 47,700 545,321
IRB Brasil Resseguros S/A (1) 59,300 119,950
Itau Unibanco Holding SA
(Preference) (1) 135,400 633,664
Itausa SA (Preference) (1) 86,695 152,885
Lojas Americanas SA (Preference)
(1)* 134,400 795,313
Lojas Renner SA (1)* 55,000 422,758
Notre Dame Intermedica
Participacoes SA (1) 57,500 719,107
Petrobras Distribuidora SA (1)* 468,600 1,856,959
Petroleo Brasileiro SA (Preference)
(1) 104,700 414,903
Sul America SA (1)* 25,997 215,458
TIM Participacoes SA, ADR (1)* 134,697 1,742,979
Ultrapar Participacoes SA (1) 155,100 524,216
WEG SA (1) 29,200 271,752
11,170,801
—
Chile - 1.1%
Banco de Chile, ADR (1) 8,364 147,625
Banco de Credito e Inversiones
SA (1) 3,404 115,626
Banco Santander Chile, ADR (1) 3,453 56,629
Cencosud SA (1) 585,437 819,640
Cia Cervecerias Unidas SA, ADR
(1) 5,278 75,581
Enel Americas SA, ADR (1) 125,188 940,162
Enel Chile SA, ADR (1) 45,844 172,832
2,328,095
—
China - 37.7%
58.com, Inc., ADR (1)* 4,817 259,829
Agricultural Bank of China Ltd.,
Class A * 1,060,471 507,909
Alibaba Group Holding Ltd., ADR
(1)* 59,366 12,805,245
Alibaba Health Information
Technology Ltd. * 130,000 382,289
A-Living Services Co. Ltd., Class
H (a) 275,750 1,401,409
Anhui Conch Cement Co. Ltd.,
Class A 35,588 267,820
Anhui Conch Cement Co. Ltd.,
Class H 283,500 1,921,038
Autohome , Inc., ADR (1) 2,981 225,066
BAIC Motor Corp. Ltd., Class H (a) 380,500 166,518
INVESTMENTS SHARES VALUE ($)
China - 37.7% (continued)
Baidu, Inc., ADR (1)* 9,888 1,185,472
Bank of China Ltd., Class A * 1,038,900 512,279
Bank of China Ltd., Class H * 1,221,000 452,299
Bank of Communications Co. Ltd.,
Class A 302,824 220,051
Bank of Ningbo Co. Ltd., Class A 36,564 136,319
Bank of Shanghai Co. Ltd., Class A 54,300 63,916
BOE Technology Group Co. Ltd.,
Class A * 327,200 217,690
BYD Co. Ltd., Class A 23,619 241,735
BYD Electronic International Co.
Ltd. 463,000 1,069,624
China CITIC Bank Corp. Ltd., Class
H 461,000 202,014
China Construction Bank Corp.,
Class H 2,033,000 1,653,608
China Everbright Bank Co. Ltd.,
Class A 179,100 90,882
China Everbright Bank Co. Ltd.,
Class H 242,000 91,378
China Everbright International Ltd. 1,053,000 558,693
China Evergrande Group 432,000 1,124,127
China Hongqiao Group Ltd. 536,500 238,891
China Lesso Group Holdings Ltd. 124,000 162,760
China Medical System Holdings
Ltd. 521,000 616,140
China Merchants Bank Co. Ltd.,
Class A 61,800 296,011
China Merchants Securities Co.
Ltd., Class A 66,200 206,186
China Minsheng Banking Corp.
Ltd., Class A 106,267 85,396
China Mobile Ltd. 516,675 3,488,620
China National Building Material
Co. Ltd., Class H 1,576,000 1,690,424
China Overseas Land & Investment
Ltd. 380,000 1,160,306
China Pacific Insurance Group Co.
Ltd., Class A 21,900 84,843
China Petroleum & Chemical Corp.,
Class A 155,300 86,212
China Resources Land Ltd. 290,000 1,108,437
China Tourism Group Duty Free
Corp. Ltd., Class A * 14,000 306,978
China United Network
Communications Ltd., Class A 130,700 89,902
China Vanke Co. Ltd., Class H 214,000 683,015
China Yangtze Power Co. Ltd.,
Class A 48,600 130,559
Chongqing Rural Commercial Bank
Co. Ltd., Class H 346,000 136,835
CITIC Securities Co. Ltd., Class A 68,900 235,909
CNOOC Ltd., ADR (1) 6,835 771,261
Country Garden Holdings Co. Ltd. 1,201,000 1,489,601
Country Garden Services Holdings
Co. Ltd. 401,000 1,872,011
CSPC Pharmaceutical Group Ltd. 103,200 195,449
Daqin Railway Co. Ltd., Class A * 82,500 82,285
Far East Horizon Ltd. 65,000 55,489

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 37.7% (continued)
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 12,720 224,160
Gree Electric Appliances, Inc. of
Zhuhai, Class A 21,700 174,370
Greentown Service Group Co. Ltd.
(b) 540,000 640,066
Guotai Junan Securities Co. Ltd.,
Class A 63,990 156,782
Haier Electronics Group Co. Ltd. 604,000 1,838,876
Haier Smart Home Co. Ltd., Class A 57,300 143,983
Haitong Securities Co. Ltd., Class A 82,600 147,551
Hangzhou Hikvision Digital
Technology Co. Ltd., Class A 61,800 267,149
Huatai Securities Co. Ltd., Class A 60,500 161,496
Huazhu Group Ltd., ADR (1) 7,502 262,945
Industrial & Commercial Bank of
China Ltd., Class A 117,000 82,551
Industrial & Commercial Bank of
China Ltd., Class H 693,000 418,966
Industrial Bank Co. Ltd., Class A * 63,643 142,543
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 31,500 139,157
JD.com, Inc., ADR (1)* 26,784 1,611,861
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 32,085 419,525
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 7,664 114,446
Jiangxi Copper Co. Ltd., Class H 145,000 147,739
Kweichow Moutai Co. Ltd., Class A 3,700 768,745
Luxshare Precision Industry Co.
Ltd., Class A 62,333 455,964
Luzhou Laojiao Co. Ltd., Class A 13,400 173,473
Momo , Inc., ADR (1) 6,789 118,672
NetEase , Inc., ADR (1) 2,868 1,231,462
New China Life Insurance Co. Ltd.,
Class A 16,700 105,043
New Oriental Education &
Technology Group, Inc., ADR (1)* 5,557 723,688
PetroChina Co. Ltd., Class A 90,400 53,731
Pinduoduo , Inc., ADR (1)* 7,744 664,745
Ping An Bank Co. Ltd., Class A 85,620 155,609
Ping An Healthcare and Technology
Co. Ltd. *(a) 99,800 1,530,087
Ping An Insurance Group Co. of
China Ltd., Class A 34,800 352,383
SAIC Motor Corp. Ltd., Class A 55,300 133,508
Semiconductor Manufacturing
International Corp. * 470,000 1,648,738
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 356,000 794,894
Shanghai Pudong Development
Bank Co. Ltd., Class A * 85,907 128,834
Shenwan Hongyuan Group Co.
Ltd., Class A * 163,075 116,876
Sinopec Shanghai Petrochemical
Co. Ltd., Class H 730,000 175,775
Sinopharm Group Co. Ltd., Class H 20,800 53,476
Sinotrans Ltd., Class H 268,000 54,512
Sinotruk Hong Kong Ltd. 600,500 1,567,155
Suning.com Co. Ltd., Class A 75,300 93,745
INVESTMENTS SHARES VALUE ($)
China - 37.7% (continued)
TAL Education Group, ADR (1)* 13,200 902,616
Tencent Holdings Ltd. 159,600 10,226,834
Trip.com Group Ltd., ADR (1)* 20,700 536,544
Vipshop Holdings Ltd., ADR (1)* 24,408 485,963
Weichai Power Co. Ltd., Class H 138,000 260,010
Wuliangye Yibin Co. Ltd., Class A 15,905 386,631
Yanzhou Coal Mining Co. Ltd.,
Class H 348,000 262,089
Yonghui Superstores Co. Ltd.,
Class A 89,546 119,101
Yum China Holdings, Inc. (1) 12,915 620,824
Zhongsheng Group Holdings Ltd. 345,000 1,929,491
ZTE Corp., Class H 384,200 1,185,826
ZTO Express Cayman, Inc., ADR
(1) 13,959 512,435
76,654,375
—
Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd. 115,000 116,219
Nine Dragons Paper Holdings Ltd. 115,000 105,144
221,363
—
Hungary - 0.0% (c)
MOL Hungarian Oil & Gas plc * 13,166 77,839
India - 7.8%
Ambuja Cements Ltd. 109,058 279,596
Aurobindo Pharma Ltd. 194,370 1,986,332
Axis Bank Ltd., GDR (b) 4,149 109,928
Cipla Ltd. 102,997 873,472
Coal India Ltd. 36,466 64,419
Colgate-Palmolive India Ltd. 13,138 245,077
Dabur India Ltd. 32,712 202,043
Divi's Laboratories Ltd. 19,773 597,217
Dr Reddy's Laboratories Ltd., ADR
(1) 21,087 1,117,822
GAIL India Ltd. 587,237 799,472
Godrej Consumer Products Ltd. 8,849 81,080
Hindalco Industries Ltd. 612,726 1,199,886
Hindustan Unilever Ltd. 42,930 1,241,140
Infosys Ltd., ADR (1) 25,228 243,702
Larsen & Toubro Ltd., GDR (b) 4,874 60,407
Motherson Sumi Systems Ltd. 134,355 169,062
NTPC Ltd. 112,636 143,301
Oil & Natural Gas Corp. Ltd. 133,383 144,832
Piramal Enterprises Ltd. 54,143 974,487
Reliance Industries Ltd., GDR (a) 42,362 1,958,049
Sun Pharmaceutical Industries Ltd. 112,322 705,104
Tata Consultancy Services Ltd. 12,088 332,753
Wipro Ltd., ADR (1) 203,601 673,919
Zee Entertainment Enterprises Ltd. 778,072 1,767,578
15,970,678
—
Indonesia - 1.2%
Adaro Energy Tbk . PT 9,975,500 701,807
Bank Central Asia Tbk . PT 53,800 107,643
Indah Kiat Pulp & Paper Corp. Tbk .
PT 304,000 128,249
Indofood CBP Sukses Makmur Tbk .
PT * 223,500 146,682
Indofood Sukses Makmur Tbk . PT * 2,383,500 1,094,505

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Indonesia - 1.2% (continued)
United Tractors Tbk . PT 236,500 275,195
2,454,081
—
Malaysia - 2.6%
Hartalega Holdings Bhd. 473,900 1,445,538
Hong Leong Bank Bhd. 51,000 168,374
Malayan Banking Bhd. 475,500 835,501
MISC Bhd. 292,200 523,465
RHB Bank Bhd. 56,900 63,779
Sime Darby Bhd. 1,018,900 513,721
Telekom Malaysia Bhd. 150,800 146,484
Tenaga Nasional Bhd. 103,700 281,972
Top Glove Corp. Bhd. 356,400 1,345,027
5,323,861
—
Mexico - 1.2%
Alfa SAB de CV, Class A (1) 1,015,193 571,983
Alsea SAB de CV (1)* 116,700 114,799
America Movil SAB de CV, Class L,
ADR (1) 40,124 509,174
Grupo Financiero Inbursa SAB de
CV, Class O (1)* 128,600 89,241
Grupo Televisa SAB, ADR (1)* 138,117 723,733
Kimberly-Clark de Mexico SAB de
CV, Class A (1) 190,100 296,756
Megacable Holdings SAB de CV (1) 24,400 71,413
2,377,099
—
Philippines - 0.3%
Ayala Land, Inc. 183,900 125,428
BDO Unibank , Inc. 49,780 98,230
International Container Terminal
Services, Inc. 85,870 176,698
JG Summit Holdings, Inc. 61,720 80,561
Metro Pacific Investments Corp. 1,164,000 87,019
PLDT, Inc. 3,485 86,774
654,710
—
Poland - 1.5%
CD Projekt SA * 17,973 1,811,203
Cyfrowy Polsat SA * 17,791 118,873
Grupa Lotos SA 12,565 191,530
Polski Koncern Naftowy ORLEN SA 51,851 823,992
Polskie Gornictwo Naftowe i
Gazownictwo SA 75,189 86,696
3,032,294
—
Russia - 2.8%
Gazprom PJSC, ADR 204,794 1,105,875
LUKOIL PJSC, ADR 14,706 1,093,159
MMC Norilsk Nickel PJSC, ADR (1) 23,567 620,519
MMC Norilsk Nickel PJSC, ADR 19,646 513,518
Novatek PJSC, GDR (b) 3,867 548,118
Novolipetsk Steel PJSC, GDR (b) 6,469 128,757
PhosAgro PJSC, GDR (b) 6,831 84,363
Polyus PJSC, GDR (b) 4,167 350,646
Rosneft Oil Co. PJSC, GDR (b) 68,272 343,115
Severstal PAO, GDR (b) 18,825 227,812
Surgutneftegas PJSC, ADR 52,979 285,526
INVESTMENTS SHARES VALUE ($)
Russia - 2.8% (continued)
Tatneft PJSC, ADR 10,259 477,768
5,779,176
—
Saudi Arabia - 2.7%
Al Rajhi Bank 113,443 1,715,308
Alinma Bank * 33,628 130,653
Arab National Bank 48,864 248,807
Bank AlBilad 15,547 92,077
Bank Al- Jazira 47,877 144,568
Banque Saudi Fransi 23,323 178,179
Etihad Etisalat Co. * 45,821 325,738
Jarir Marketing Co. 1,921 75,304
National Commercial Bank 49,223 490,874
Riyad Bank 68,128 307,183
Samba Financial Group 50,670 364,342
Saudi Arabian Oil Co. (a) 40,395 350,660
Saudi Basic Industries Corp. 31,840 749,851
Saudi British Bank (The) 14,119 86,036
Saudi Industrial Investment Group 28,838 155,946
5,415,526
—
South Africa - 3.3%
Aspen Pharmacare Holdings Ltd. * 51,189 425,190
FirstRand Ltd. 25,760 56,648
Foschini Group Ltd. (The) 88,823 330,151
Gold Fields Ltd., ADR (1) 21,692 203,905
Investec Ltd. 121,727 243,176
Kumba Iron Ore Ltd. 70,254 1,878,651
Momentum Metropolitan Holdings 99,456 101,212
Mr Price Group Ltd. 18,530 153,226
MultiChoice Group * 23,860 145,909
Naspers Ltd., Class N 1,453 267,033
Ninety One Ltd. * 44,152 111,803
Pick n Pay Stores Ltd. 39,128 115,159
Remgro Ltd. 28,077 162,102
RMB Holdings Ltd. 19,636 1,861
Sasol Ltd. * 129,500 994,404
Shoprite Holdings Ltd. 15,734 96,681
Sibanye Stillwater Ltd. * 280,457 608,948
Telkom SA SOC Ltd. 531,920 912,407
6,808,466
—
South Korea - 11.7%
BGF retail Co. Ltd. 3,108 360,273
BNK Financial Group, Inc. 67,134 281,993
CJ Corp. 2,831 204,552
Daelim Industrial Co. Ltd. 18,869 1,297,968
DB Insurance Co. Ltd. 7,369 264,294
Doosan Bobcat, Inc. 44,213 983,398
E-MART, Inc. 2,824 249,699
GS Retail Co. Ltd. 6,856 209,500
Hana Financial Group, Inc. 18,341 417,118
Hanwha Corp. 38,218 713,740
Hyundai Department Store Co. Ltd. 6,390 300,676
Hyundai Glovis Co. Ltd. 5,472 465,219
Hyundai Marine & Fire Insurance
Co. Ltd. 36,502 700,711
Hyundai Mobis Co. Ltd. 5,791 929,567
Industrial Bank of Korea 14,036 95,377
KB Financial Group, Inc. 8,562 242,387

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
South Korea - 11.7% (continued)
Kia Motors Corp. 45,532 1,230,392
KMW Co. Ltd. * 6,680 356,790
Korea Investment Holdings Co. Ltd. 16,029 600,946
Korea Zinc Co. Ltd. 1,698 475,772
Kumho Petrochemical Co. Ltd. 6,760 422,765
LG Electronics, Inc. 38,699 2,050,880
LG Innotek Co. Ltd. 9,444 1,385,004
Meritz Securities Co. Ltd. 75,430 191,828
NCSoft Corp. 1,679 1,249,054
POSCO 857 124,828
Posco International Corp. 48,294 563,518
S-1 Corp. 5,924 424,511
Samsung Card Co. Ltd. 2,527 57,754
Samsung Electronics Co. Ltd. 155,835 6,898,445
Shinhan Financial Group Co. Ltd. 3,430 82,890
23,831,849
—
Taiwan - 12.3%
Accton Technology Corp. 69,000 535,827
Asia Cement Corp. 123,000 182,421
Asustek Computer, Inc. 8,000 58,779
Catcher Technology Co. Ltd. 86,000 651,723
China Life Insurance Co. Ltd. 1,201,981 892,989
CTBC Financial Holding Co. Ltd. 1,219,559 845,201
E.Sun Financial Holding Co. Ltd. 1,001,770 948,885
Eva Airways Corp. 1,215,996 464,662
First Financial Holding Co. Ltd. 1,712,084 1,319,924
Foxconn Technology Co. Ltd. 29,000 55,843
Hon Hai Precision Industry Co. Ltd. 79,000 231,956
MediaTek , Inc. 7,000 138,394
Mega Financial Holding Co. Ltd. 137,000 144,007
Nanya Technology Corp. 38,000 79,283
Novatek Microelectronics Corp. 76,000 590,651
Pegatron Corp. 63,000 137,412
Pou Chen Corp. 700,000 686,695
Powertech Technology, Inc. 124,000 452,637
Shin Kong Financial Holding Co.
Ltd. 1,838,376 538,541
SinoPac Financial Holdings Co. Ltd. 832,000 307,531
Taishin Financial Holding Co. Ltd. 145,053 65,949
Taiwan Business Bank 3,711,142 1,364,664
Taiwan Cooperative Financial
Holding Co. Ltd. 295,713 208,749
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 159,777 9,070,539
Uni -President Enterprises Corp. 266,000 644,467
United Microelectronics Corp. 4,210,000 2,276,098
Zhen Ding Technology Holding Ltd. 468,000 2,053,811
24,947,638
—
Thailand - 2.6%
Advanced Info Service PCL, NVDR 81,500 490,489
Bangkok Bank PCL, NVDR 261,500 912,157
Charoen Pokphand Foods PCL,
NVDR 1,029,600 1,061,865
Indorama Ventures PCL, NVDR 256,900 232,572
Kasikornbank PCL, NVDR 99,400 301,560
Krung Thai Bank PCL, NVDR 2,942,100 983,427
PTT Exploration & Production PCL,
NVDR 100,100 300,919
INVESTMENTS SHARES VALUE ($)
Thailand - 2.6% (continued)
Ratch Group PCL, NVDR 34,500 69,896
Siam Commercial Bank PCL (The),
NVDR 246,300 580,515
Thai Union Group PCL, NVDR 657,600 276,815
TMB Bank PCL, NVDR 2,986,900 102,132
5,312,347
—
Turkey - 0.3%
Turk Hava Yollari AO * 47,306 86,109
Turkcell Iletisim Hizmetleri A/S 87,400 208,371
Turkiye Garanti Bankasi A/S * 75,039 92,523
Turkiye Is Bankasi A/S, Class C * 339,742 277,487
664,490
—
United States - 0.4%
JBS SA (1) 192,800 749,843
TOTAL COMMON STOCKS
(Cost $159,431,790) 193,774,531
SHORT-TERM INVESTMENTS - 3.7%
INVESTMENT COMPANIES - 3.7%
Limited Purpose Cash Investment
Fund, 0.34% (1)(d)
(Cost $7,535,398) 7,535,398 7,536,905
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.8%
(Cost $166,967,188) 201,311,436
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.2% (e) 2,547,156
NET ASSETS - 100.0% 203,858,592
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 27,136,034 13.3%
Consumer Discretionary 33,085,508 16.2
Consumer Staples 9,892,521 4.9
Energy 11,355,319 5.6
Financials 28,373,511 13.9
Health Care 14,726,477 7.2
Industrials 14,842,632 7.3
Information Technology 31,184,777 15.3
Materials 14,110,240 6.9
Real Estate 5,690,913 2.8
Utilities 3,376,599 1.7
Short-Term Investments 7,536,905 3.7
Total Investments In Securities
At Value 201,311,436 98.8
Other Assets in Excess of
Liabilities (e ) 2,547,156 1.2
Net Assets
$ 203,858,592 100.0%

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $5,952,044, which represents approximately 2.92%
of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30,
2020, the value of these securities amounted to $2,493,212 or
1.22% of net assets.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2020.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 152 9/2020 USD $ 7,491,320 $ 39,492
$ 39,492

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.7%
Aerospace & Defense - 1.1%
Howmet Aerospace, Inc.
40,076 635,205
Huntington Ingalls Industries, Inc.
4,182 729,717
Northrop Grumman Corp.
939 288,686
Raytheon Technologies Corp.
7,240 446,129
Teledyne Technologies, Inc. *
2,603 809,403
2,909,140
Automobiles - 0.7%
General Motors Co.
16,827 425,723
Tesla, Inc. *
1,347 1,454,504
1,880,227
Banks - 1.3%
Citizens Financial Group, Inc.
12,559 316,989
Fifth Third Bancorp
7,329 141,303
JPMorgan Chase & Co.
12,555 1,180,924
Popular, Inc.
47,960 1,782,673
3,421,889
Beverages - 1.2%
Monster Beverage Corp. *
5,113 354,433
PepsiCo, Inc.
22,197 2,935,775
3,290,208
Biotechnology - 4.7%
AbbVie, Inc.
35,714 3,506,400
Alexion Pharmaceuticals, Inc. *
16,508 1,852,858
Amgen, Inc.
1,612 380,206
Biogen, Inc. *
10,151 2,715,900
Exelixis , Inc. *
87,013 2,065,689
Gilead Sciences, Inc.
13,507 1,039,229
United Therapeutics Corp. *
6,679 808,159
12,368,441
Building Products - 0.2%
Owens Corning
4,339 241,942
Trane Technologies plc
1,767 157,228
399,170
Capital Markets - 1.8%
Ameriprise Financial, Inc.
14,646 2,197,486
Goldman Sachs Group, Inc. (The)
599 118,374
Morgan Stanley
28,511 1,377,081
MSCI, Inc.
1,680 560,818
S&P Global, Inc.
807 265,890
State Street Corp.
4,751 301,926
4,821,575
Chemicals - 0.8%
Celanese Corp.
1,083 93,507
DuPont de Nemours, Inc.
7,917 420,630
Huntsman Corp.
18,634 334,853
INVESTMENTS SHARES VALUE ($)
Chemicals - 0.8% (continued)
LyondellBasell Industries NV, Class
A 19,778 1,299,810
2,148,800
Commercial Services & Supplies - 1.1%
Cintas Corp.
1,315 350,263
Copart , Inc. *
5,905 491,709
Republic Services, Inc.
1,912 156,880
Waste Management, Inc.
18,416 1,950,439
2,949,291
Communications Equipment - 0.0% (a)
Cisco Systems, Inc. 1,704 79,475
Consumer Finance - 0.1%
SLM Corp. 42,448 298,409
Distributors - 0.0% (a)
LKQ Corp. * 2,069 54,208
Diversified Consumer Services - 0.0% (a)
Graham Holdings Co., Class B 206 70,590
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B * 17,095 3,051,628
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc. 4,786 263,852
Electric Utilities - 2.4%
Duke Energy Corp.
30,378 2,426,898
Exelon Corp.
59,375 2,154,719
NextEra Energy, Inc.
5,554 1,333,904
Pinnacle West Capital Corp.
7,181 526,296
6,441,817
Electrical Equipment - 0.0% (a)
Eaton Corp. plc 1,268 110,925
Electronic Equipment, Instruments & Components - 1.8%
Avnet, Inc.
8,704 242,711
CDW Corp.
9,165 1,064,790
Jabil, Inc.
49,097 1,575,032
SYNNEX Corp.
16,667 1,996,206
4,878,739
Entertainment - 1.1%
Cinemark Holdings, Inc.
34,914 403,257
Electronic Arts, Inc. *
10,460 1,381,243
Netflix, Inc. *
397 180,651
Walt Disney Co. (The)
7,175 800,084
2,765,235
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.
1,403 362,732
Apple Hospitality REIT, Inc.
12,605 121,764
Brixmor Property Group, Inc.
53,805 689,780
EPR Properties
17,206 570,035
Gaming and Leisure Properties,
Inc. 4,229 146,323

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.0% (continued)
Outfront Media, Inc.
32,638 462,480
Retail Properties of America, Inc.,
Class A 33,783 247,291
SBA Communications Corp.
1,905 567,538
Service Properties Trust
9,264 65,682
Simon Property Group, Inc.
22,544 1,541,559
Ventas, Inc.
7,482 273,991
Weingarten Realty Investors
16,674 315,639
5,364,814
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.
4,785 1,450,860
Kroger Co. (The)
41,732 1,412,628
Walgreens Boots Alliance, Inc.
7,211 305,674
Walmart, Inc.
21,471 2,571,797
5,740,959
Food Products - 1.4%
General Mills, Inc.
18,984 1,170,363
Ingredion, Inc.
4,252 352,916
J M Smucker Co. (The)
1,902 201,251
Pilgrim's Pride Corp. *
41,917 707,978
Tyson Foods, Inc., Class A
23,176 1,383,839
3,816,347
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories
6,000 548,580
Align Technology, Inc. *
475 130,359
Baxter International, Inc.
15,913 1,370,110
Danaher Corp.
9,429 1,667,330
Edwards Lifesciences Corp. *
2,847 196,756
Medtronic plc
16,000 1,467,200
5,380,335
Health Care Providers & Services - 4.3%
AmerisourceBergen Corp.
4,674 470,999
Anthem, Inc.
7,414 1,949,734
CVS Health Corp.
27,318 1,774,850
DaVita, Inc. *
16,452 1,302,011
Humana, Inc.
7,975 3,092,306
McKesson Corp.
1,420 217,856
Molina Healthcare, Inc. *
2,721 484,284
UnitedHealth Group, Inc.
5,781 1,705,106
Universal Health Services, Inc.,
Class B 3,875 359,949
11,357,095
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A * 1,192 279,429
Hotels, Restaurants & Leisure - 1.9%
Aramark
19,910 449,369
Carnival Corp. (b)
72,732 1,194,259
Darden Restaurants, Inc.
5,959 451,513
Domino's Pizza, Inc.
2,695 995,641
International Game Technology plc
32,730 291,297
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.9% (continued)
McDonald's Corp.
4,066 750,055
Starbucks Corp.
4,013 295,317
Wyndham Destinations, Inc.
17,761 500,505
Yum! Brands, Inc.
1,586 137,839
5,065,795
Household Durables - 1.2%
Lennar Corp., Class A
13,624 839,511
NVR, Inc. *
95 309,581
PulteGroup, Inc.
52,740 1,794,742
Whirlpool Corp.
812 105,179
3,049,013
Household Products - 4.1%
Clorox Co. (The)
13,097 2,873,089
Colgate-Palmolive Co.
6,609 484,175
Kimberly-Clark Corp.
16,285 2,301,885
Procter & Gamble Co. (The)
43,507 5,202,132
10,861,281
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp. 7,299 135,907
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc. 3,837 459,174
Insurance - 2.8%
Allstate Corp. (The)
31,321 3,037,824
Assurant, Inc.
9,056 935,394
Assured Guaranty Ltd.
26,181 639,078
Athene Holding Ltd., Class A *
2,993 93,352
Everest Re Group Ltd.
7,749 1,597,844
First American Financial Corp.
15,471 742,917
Old Republic International Corp.
10,603 172,935
Progressive Corp. (The)
1,969 157,737
7,377,081
Interactive Media & Services - 7.0%
Alphabet, Inc., Class A *
4,645 6,586,842
Alphabet, Inc., Class C *
2,691 3,804,025
Facebook, Inc., Class A *
32,477 7,374,552
Match Group, Inc. *
2,938 314,513
Twitter, Inc. *
10,336 307,909
18,387,841
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. *
2,753 7,595,031
eBay, Inc.
4,358 228,577
Qurate Retail, Inc., Series A *
23,827 226,357
8,049,965
IT Services - 5.0%
Accenture plc, Class A
7,680 1,649,050
Akamai Technologies, Inc. *
18,868 2,020,574
Alliance Data Systems Corp.
18,005 812,386
Amdocs Ltd.
8,610 524,177

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
IT Services - 5.0% (continued)
Booz Allen Hamilton Holding Corp.
13,714 1,066,812
CACI International, Inc., Class A *
5,521 1,197,394
Cognizant Technology Solutions
Corp., Class A 3,956 224,780
DXC Technology Co.
10,730 177,045
EPAM Systems, Inc. *
358 90,220
International Business Machines
Corp. 16,543 1,997,898
Leidos Holdings, Inc.
7,527 705,054
Mastercard , Inc., Class A
527 155,834
VeriSign, Inc. *
3,517 727,421
Visa, Inc., Class A
9,221 1,781,220
13,129,865
Life Sciences Tools & Services - 1.7%
Bio-Rad Laboratories, Inc., Class
A * 529 238,838
Charles River Laboratories
International, Inc. * 9,480 1,652,838
PRA Health Sciences, Inc. *
2,265 220,362
Thermo Fisher Scientific, Inc.
6,662 2,413,909
4,525,947
Machinery - 0.8%
Cummins, Inc.
4,612 799,075
Oshkosh Corp.
13,691 980,550
Timken Co. (The)
7,382 335,807
2,115,432
Media - 0.9%
Comcast Corp., Class A
45,860 1,787,623
Discovery, Inc., Class A *
11,500 242,650
Interpublic Group of Cos., Inc. (The)
4,709 80,806
Omnicom Group, Inc.
2,745 149,877
2,260,956
Multiline Retail - 1.5%
Dollar General Corp.
3,307 630,017
Target Corp.
26,955 3,232,713
3,862,730
Multi-Utilities - 0.5%
Ameren Corp.
10,948 770,301
Public Service Enterprise Group,
Inc. 10,287 505,709
1,276,010
Oil, Gas & Consumable Fuels - 0.3%
HollyFrontier Corp.
22,043 643,656
PBF Energy, Inc., Class A
6,335 64,870
Pioneer Natural Resources Co.
794 77,574
786,100
INVESTMENTS SHARES VALUE ($)
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The),
Class A 2,294 432,832
Nu Skin Enterprises, Inc., Class A
1,653 63,194
496,026
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.
29,840 1,754,592
Eli Lilly and Co.
931 152,852
Horizon Therapeutics plc *
30,936 1,719,423
Jazz Pharmaceuticals plc *
13,147 1,450,640
Johnson & Johnson
24,955 3,509,422
Merck & Co., Inc.
38,414 2,970,555
Mylan NV *
72,869 1,171,733
Pfizer, Inc.
39,565 1,293,775
14,022,992
Professional Services - 0.9%
ManpowerGroup , Inc.
23,694 1,628,962
Robert Half International, Inc.
13,865 732,488
2,361,450
Road & Rail - 0.2%
AMERCO
272 82,196
Uber Technologies, Inc. *
10,526 327,148
409,344
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.
31,625 1,911,731
Intel Corp.
70,038 4,190,373
Lam Research Corp.
6,256 2,023,566
Micron Technology, Inc. *
28,770 1,482,230
Qorvo , Inc. *
9,475 1,047,272
QUALCOMM, Inc.
6,103 556,655
Skyworks Solutions, Inc.
12,624 1,614,105
Teradyne, Inc.
12,294 1,038,966
Texas Instruments, Inc.
6,235 791,658
14,656,556
Software - 9.4%
Adobe, Inc. *
5,281 2,298,872
Cadence Design Systems, Inc. *
10,974 1,053,065
Cerence , Inc. *
15,144 618,481
Fortinet, Inc. *
1,583 217,298
Intuit, Inc.
2,223 658,430
Manhattan Associates, Inc. *
4,944 465,725
Microsoft Corp.
77,412 15,754,116
NortonLifeLock , Inc.
58,920 1,168,384
Oracle Corp.
38,463 2,125,850
SS&C Technologies Holdings, Inc.
5,225 295,108
Trade Desk, Inc. (The), Class A *
446 181,299
24,836,628

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 3.4%
AutoNation, Inc. *
21,224 797,598
AutoZone, Inc. *
155 174,859
Best Buy Co., Inc.
19,758 1,724,281
Burlington Stores, Inc. *
1,068 210,321
Foot Locker, Inc.
14,219 414,626
Gap, Inc. (The)
80,567 1,016,755
Home Depot, Inc. (The)
4,366 1,093,727
Lowe's Cos., Inc.
2,890 390,497
Penske Automotive Group, Inc.
4,641 179,653
Ross Stores, Inc.
3,944 336,186
TJX Cos., Inc. (The)
18,841 952,601
Williams-Sonoma, Inc.
21,665 1,776,747
9,067,851
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.
37,711 13,756,973
HP, Inc.
16,240 283,063
Xerox Holdings Corp.
21,212 324,331
14,364,367
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc.
39,548 446,497
Lululemon Athletica, Inc. *
3,796 1,184,390
PVH Corp.
12,837 616,818
Ralph Lauren Corp.
1,912 138,658
2,386,363
Thrifts & Mortgage Finance - 0.0% (a)
MGIC Investment Corp. 3,714 30,418
Tobacco - 0.6%
Altria Group, Inc.
18,086 709,876
Philip Morris International, Inc.
13,990 980,139
1,690,015
Trading Companies & Distributors - 0.2%
Air Lease Corp. 15,553 455,547
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. * 3,345 348,382
TOTAL COMMON STOCKS
(Cost $188,389,688) 250,611,634
NO. OF
RIGHTS
RIGHTS - 0.0% (a)
Wireless Telecommunication Services - 0.0% (a)
T-Mobile US, Inc., expiring
7/27/2020 *
(Cost $3,504) 730 122
SHARES
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.34% (c)
(Cost $12,441,087) 12,441,114 12,443,602
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.4%
Investment Companies - 0.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(c)(d) 284,554 284,554
Limited Purpose Cash Investment
Fund 0.34% (c)(d) 846,430 846,600
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,130,985) 1,131,154
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.8%
(Cost $201,965,264) 264,186,512
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.2% (e) 601,014
NET ASSETS - 100.0% 264,787,526
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 24,026,389 9.1%
Consumer Discretionary 33,486,741 12.6
Consumer Staples 25,894,836 9.8
Energy 786,100 0.3
Financials 19,001,001 7.2
Health Care 47,934,238 18.1
Industrials 12,169,473 4.6
Information Technology 71,945,630 27.2
Materials 2,148,800 0.8
Real Estate 5,364,814 2.0
Utilities 7,853,734 3.0
Short-Term Investments 12,443,602 4.7
Securities Lending Collateral 1,131,154 0.4
Total Investments In Securities
At Value 264,186,512 99.8
Other Assets in Excess of
Liabilities (e) 601,014 0.2
Net Assets
$ 264,787,526 100.0%

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR TM LARGE CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $1,098,385.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 68 9/2020 USD $ 10,506,680 $ 225,880
$ 225,880

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.4%
AAR Corp.
1,212 25,052
Aerojet Rocketdyne Holdings, Inc. *
392 15,539
Maxar Technologies, Inc.
621 11,153
Mercury Systems, Inc. *
400 31,464
Moog, Inc., Class A
996 52,768
Vectrus , Inc. *
2,308 113,392
249,368
Airlines - 0.1%
Allegiant Travel Co. 100 10,921
Auto Components - 1.0%
Cooper Tire & Rubber Co.
441 12,175
Dana, Inc.
2,786 33,962
LCI Industries
1,090 125,328
171,465
Automobiles - 0.1%
Winnebago Industries, Inc. 192 12,791
Banks - 5.5%
Ameris Bancorp
560 13,210
BancFirst Corp.
657 26,655
Bancorp, Inc. (The) *
3,119 30,566
BancorpSouth Bank
439 9,983
Bank of NT Butterfield & Son Ltd.
(The) 1,221 29,780
Cathay General Bancorp
1,328 34,926
City Holding Co.
216 14,077
Customers Bancorp, Inc. *
632 7,597
Enterprise Financial Services Corp.
446 13,880
First Bancorp/PR
5,252 29,359
First Financial Bancorp
483 6,709
First Interstate BancSystem , Inc.,
Class A 1,069 33,096
First Merchants Corp.
935 25,778
First Midwest Bancorp, Inc.
601 8,023
Fulton Financial Corp.
4,415 46,490
Great Southern Bancorp, Inc.
953 38,463
Great Western Bancorp, Inc.
2,297 31,607
Hancock Whitney Corp.
2,497 52,936
Heartland Financial USA, Inc.
503 16,820
Hilltop Holdings, Inc.
4,191 77,324
Home BancShares , Inc.
696 10,705
Hope Bancorp, Inc.
3,014 27,789
IBERIABANK Corp.
856 38,982
International Bancshares Corp.
3,095 99,102
NBT Bancorp, Inc.
785 24,147
OFG Bancorp
1,811 24,213
Old National Bancorp
1,547 21,287
Preferred Bank
505 21,639
Simmons First National Corp.,
Class A 1,216 20,806
South State Corp.
731 34,839
Trustmark Corp.
1,383 33,911
INVESTMENTS SHARES VALUE ($)
Banks - 5.5% (continued)
United Bankshares , Inc.
887 24,534
United Community Banks, Inc.
1,141 22,957
Valley National Bancorp
1,035 8,094
960,284
Beverages - 0.3%
Boston Beer Co., Inc. (The), Class
A * 94 50,445
Biotechnology - 9.4%
Abeona Therapeutics, Inc. *
2,002 5,836
ACADIA Pharmaceuticals, Inc. *
1,070 51,863
Adverum Biotechnologies, Inc. *
1,034 21,590
Affimed NV (Germany) *
8,155 37,635
Akebia Therapeutics, Inc. *
432 5,867
Amicus Therapeutics, Inc. *
1,954 29,466
Anika Therapeutics, Inc. *
1,725 65,084
Ardelyx , Inc. *
624 4,318
Arena Pharmaceuticals, Inc. *
730 45,953
Arrowhead Pharmaceuticals, Inc. *
2,659 114,842
BioSpecifics Technologies Corp. *
1,418 86,895
Blueprint Medicines Corp. *
303 23,634
Bridgebio Pharma, Inc. *(a)
785 25,599
Catalyst Pharmaceuticals, Inc. *
13,542 62,564
ChemoCentryx , Inc. *
457 26,296
Constellation Pharmaceuticals,
Inc. * 357 10,728
Dicerna Pharmaceuticals, Inc. *
417 10,592
Eagle Pharmaceuticals, Inc. *
1,611 77,296
Emergent BioSolutions , Inc. *
1,601 126,607
Enanta Pharmaceuticals, Inc. *
516 25,908
Epizyme , Inc. *
2,268 36,424
Fate Therapeutics, Inc. *
632 21,684
FibroGen , Inc. *
593 24,034
Global Blood Therapeutics, Inc. *
681 42,991
Halozyme Therapeutics, Inc. *
1,617 43,352
ImmunoGen , Inc. *
1,708 7,857
Immunomedics , Inc. *
631 22,363
Inovio Pharmaceuticals, Inc. *(a)
414 11,157
Insmed , Inc. *
1,004 27,650
Intercept Pharmaceuticals, Inc. *
320 15,331
Iovance Biotherapeutics , Inc. *
732 20,093
Ironwood Pharmaceuticals, Inc. *
1,382 14,262
Jounce Therapeutics, Inc. *
6,750 46,575
Karyopharm Therapeutics, Inc. *
1,181 22,368
Kodiak Sciences, Inc. *(a)
116 6,278
Lexicon Pharmaceuticals, Inc. *(a)
9,834 19,619
Ligand Pharmaceuticals, Inc. *(a)
565 63,195
Mirati Therapeutics, Inc. *
81 9,248
Momenta Pharmaceuticals, Inc. *
658 21,892
Myriad Genetics, Inc. *
2,199 24,937
Natera , Inc. *
1,235 61,577
PDL BioPharma , Inc. *
9,724 28,297
Pfenex , Inc. *
720 6,012
Principia Biopharma, Inc. *
706 42,212
PTC Therapeutics, Inc. *
255 12,939

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 9.4% (continued)
TG Therapeutics, Inc. *
819 15,954
Veracyte , Inc. *
2,599 67,314
Vericel Corp. *
2,008 27,751
Xencor , Inc. *
638 20,665
1,642,604
Building Products - 2.6%
American Woodmark Corp. *
344 26,024
Builders FirstSource , Inc. *
6,998 144,859
Griffon Corp.
1,495 27,687
Patrick Industries, Inc.
1,174 71,907
UFP Industries, Inc.
3,791 187,692
458,169
Capital Markets - 2.5%
Artisan Partners Asset
Management, Inc., Class A 3,553 115,472
Cowen, Inc., Class A
555 8,997
Federated Hermes, Inc., Class B
337 7,987
Oppenheimer Holdings, Inc., Class
A 4,012 87,421
Stifel Financial Corp.
1,502 71,240
Virtus Investment Partners, Inc.
373 43,376
Waddell & Reed Financial, Inc.,
Class A 6,102 94,642
429,135
Chemicals - 0.2%
Koppers Holdings, Inc. * 1,522 28,674
Commercial Services & Supplies - 2.7%
ABM Industries, Inc.
1,259 45,702
ACCO Brands Corp.
3,579 25,411
Advanced Disposal Services, Inc. *
863 26,037
Brady Corp., Class A
1,049 49,114
Ennis, Inc.
4,365 79,181
Herman Miller, Inc.
2,724 64,314
HNI Corp.
931 28,461
Kimball International, Inc., Class B
2,747 31,755
Knoll, Inc.
1,855 22,612
Steelcase, Inc., Class A
5,600 67,536
Tetra Tech, Inc.
213 16,853
UniFirst Corp.
111 19,863
476,839
Communications Equipment - 0.9%
Acacia Communications, Inc. *
447 30,034
Comtech Telecommunications
Corp. 3,306 55,838
Digi International, Inc. *
472 5,499
Lumentum Holdings, Inc. *
706 57,490
NetScout Systems, Inc. *
527 13,470
162,331
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 2.7%
Arcosa , Inc.
1,712 72,247
EMCOR Group, Inc.
2,018 133,471
Great Lakes Dredge & Dock Corp. *
7,436 68,857
MasTec , Inc. *
2,326 104,368
MYR Group, Inc. *
1,885 60,150
Sterling Construction Co., Inc. *
1,075 11,255
Tutor Perini Corp. *
1,379 16,796
467,144
Construction Materials - 0.1%
Summit Materials, Inc., Class A *
1,368 21,997
US Concrete, Inc. *
110 2,728
24,725
Distributors - 0.0% (b)
Core-Mark Holding Co., Inc. 182 4,542
Diversified Consumer Services - 0.9%
American Public Education, Inc. *
2,409 71,306
Chegg , Inc. *
257 17,286
Collectors Universe, Inc.
1,767 60,573
Select Interior Concepts, Inc., Class
A * 2,618 9,163
158,328
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. * 761 31,277
Diversified Telecommunication Services - 0.3%
Cogent Communications Holdings,
Inc. 229 17,716
Consolidated Communications
Holdings, Inc. * 4,259 28,833
46,549
Electric Utilities - 0.6%
El Paso Electric Co.
386 25,862
Portland General Electric Co.
1,820 76,094
101,956
Electrical Equipment - 2.3%
Atkore International Group, Inc. *
3,690 100,921
Encore Wire Corp.
1,691 82,555
EnerSys
337 21,696
Generac Holdings, Inc. *
1,533 186,919
Powell Industries, Inc.
326 8,929
401,020
Electronic Equipment, Instruments & Components - 3.4%
Belden, Inc.
349 11,360
Benchmark Electronics, Inc.
2,296 49,593
Fabrinet (Thailand) *
1,546 96,501
Fitbit, Inc., Class A *
2,500 16,150
Insight Enterprises, Inc. *
1,874 92,201
Methode Electronics, Inc.
2,260 70,648
PC Connection, Inc.
1,891 87,667

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 3.4%
(continued)
Sanmina Corp. *
4,655 116,561
Vishay Intertechnology , Inc.
3,166 48,345
589,026
Energy Equipment & Services - 0.2%
Nabors Industries Ltd.
165 6,108
ProPetro Holding Corp. *
4,767 24,503
30,611
Equity Real Estate Investment Trusts (REITs) - 4.8%
American Finance Trust, Inc.
2,084 16,537
Bluerock Residential Growth REIT,
Inc. 1,637 13,227
Braemar Hotels & Resorts, Inc.
3,372 9,644
CatchMark Timber Trust, Inc., Class
A 1,105 9,779
City Office REIT, Inc.
641 6,448
CoreCivic , Inc.
1,834 17,166
DiamondRock Hospitality Co.
4,346 24,033
EastGroup Properties, Inc.
272 32,262
First Industrial Realty Trust, Inc.
2,028 77,956
Four Corners Property Trust, Inc.
656 16,006
GEO Group, Inc. (The)
1,491 17,639
Global Net Lease, Inc.
353 5,906
Independence Realty Trust, Inc.
3,032 34,838
iStar , Inc.
519 6,394
Lexington Realty Trust
5,578 58,848
LTC Properties, Inc.
246 9,267
Mack-Cali Realty Corp.
1,073 16,406
Monmouth Real Estate Investment
Corp. 1,998 28,951
National Health Investors, Inc.
350 21,252
New Senior Investment Group, Inc.
3,218 11,649
NexPoint Residential Trust, Inc.
937 33,123
Office Properties Income Trust
1,362 35,371
Pennsylvania REIT (a)
16,600 22,576
Piedmont Office Realty Trust, Inc.,
Class A 1,705 28,320
PotlatchDeltic Corp.
195 7,416
PS Business Parks, Inc.
107 14,167
QTS Realty Trust, Inc., Class A
251 16,087
Retail Value, Inc.
504 6,229
Ryman Hospitality Properties, Inc.
295 10,207
Sabra Health Care REIT, Inc.
1,016 14,661
Safehold , Inc.
150 8,623
Sunstone Hotel Investors, Inc.
4,193 34,173
Uniti Group, Inc.
5,602 52,379
Universal Health Realty Income
Trust 348 27,663
Urban Edge Properties
2,302 27,325
Urstadt Biddle Properties, Inc.,
Class A 852 10,122
Washington Prime Group, Inc. (a)
39,428 33,151
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 4.8% (continued)
Xenia Hotels & Resorts, Inc.
2,619 24,435
840,236
Food & Staples Retailing - 0.7%
Ingles Markets, Inc., Class A
2,118 91,222
Rite Aid Corp. *(a)
2,291 39,085
130,307
Food Products - 0.8%
Fresh Del Monte Produce, Inc.
1,933 47,590
John B Sanfilippo & Son, Inc.
1,126 96,082
143,672
Gas Utilities - 0.2%
ONE Gas, Inc. 402 30,974
Health Care Equipment & Supplies - 4.0%
Globus Medical, Inc., Class A *
2,573 122,758
Haemonetics Corp. *
821 73,529
Integer Holdings Corp. *
930 67,936
Invacare Corp.
4,823 30,723
Lantheus Holdings, Inc. *
2,548 36,436
Nevro Corp. *
166 19,832
Novocure Ltd. *
646 38,308
NuVasive , Inc. *
225 12,523
Quidel Corp. *
781 174,741
Tandem Diabetes Care, Inc. *
340 33,633
Wright Medical Group NV *
1,586 47,136
Zynex , Inc. *
2,066 51,381
708,936
Health Care Providers & Services - 5.0%
Addus HomeCare Corp. *
86 7,960
Amedisys , Inc. *
997 197,944
AMN Healthcare Services, Inc. *
1,707 77,225
Community Health Systems, Inc. *
1,749 5,265
CorVel Corp. *
1,323 93,787
Ensign Group, Inc. (The)
2,375 99,394
Joint Corp. (The) *
2,147 32,785
LHC Group, Inc. *
119 20,744
Magellan Health, Inc. *
732 53,421
National Research Corp.
770 44,822
Owens & Minor, Inc.
5,176 39,441
Patterson Cos., Inc.
3,313 72,886
Select Medical Holdings Corp. *
1,362 20,062
Tenet Healthcare Corp. *
2,368 42,884
Triple-S Management Corp., Class
B * 3,930 74,749
883,369
Health Care Technology - 1.3%
Livongo Health, Inc. *
539 40,527
NextGen Healthcare, Inc. *
719 7,895
Omnicell , Inc. *
757 53,459

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Technology - 1.3% (continued)
Teladoc Health, Inc. *
676 129,008
230,889
Hotels, Restaurants & Leisure - 1.1%
Biglari Holdings, Inc., Class B *
202 13,934
Boyd Gaming Corp.
358 7,482
Brinker International, Inc.
1,203 28,872
Cracker Barrel Old Country Store,
Inc. 195 21,627
Dave & Buster's Entertainment,
Inc. (a) 1,125 14,996
Eldorado Resorts, Inc. *(a)
159 6,370
Everi Holdings, Inc. *
4,719 24,350
Marriott Vacations Worldwide Corp.
157 12,907
Penn National Gaming, Inc. *
461 14,079
Texas Roadhouse, Inc.
196 10,304
Wingstop , Inc.
212 29,462
184,383
Household Durables - 3.1%
Installed Building Products, Inc. *
697 47,940
KB Home
570 17,488
La-Z-Boy, Inc.
329 8,903
M/I Homes, Inc. *
2,132 73,426
MDC Holdings, Inc.
1,539 54,942
Meritage Homes Corp. *
2,203 167,692
Taylor Morrison Home Corp. *
3,564 68,750
TopBuild Corp. *
433 49,262
TRI Pointe Group, Inc. *
2,231 32,773
Universal Electronics, Inc. *
545 25,517
546,693
Household Products - 0.1%
WD-40 Co. 128 25,382
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C
817 18,840
Ormat Technologies, Inc.
496 31,491
50,331
Insurance - 3.2%
eHealth, Inc. *
729 71,617
Employers Holdings, Inc.
3,538 106,671
Fidelity National Financial, Inc.
139 4,262
Genworth Financial, Inc., Class A *
7,815 18,053
Hallmark Financial Services, Inc. *
8,526 29,756
Heritage Insurance Holdings, Inc.
1,556 20,368
Kinsale Capital Group, Inc.
593 92,039
National General Holdings Corp.
3,807 82,269
National Western Life Group, Inc.,
Class A 88 17,881
Selective Insurance Group, Inc.
1,308 68,984
Stewart Information Services Corp.
895 29,096
Universal Insurance Holdings, Inc.
1,296 23,004
564,000
INVESTMENTS SHARES VALUE ($)
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A *
1,136 22,744
Rubicon Project, Inc. (The) *
921 6,143
Stamps.com, Inc. *
277 50,882
79,769
IT Services - 2.4%
Cardtronics plc, Class A *
2,101 50,382
EVERTEC, Inc.
1,377 38,694
Hackett Group, Inc. (The)
970 13,134
KBR, Inc.
3,684 83,074
MAXIMUS, Inc.
991 69,816
Perspecta , Inc.
2,308 53,615
Science Applications International
Corp. 110 8,545
Sykes Enterprises, Inc. *
2,897 80,131
TTEC Holdings, Inc.
308 14,340
Unisys Corp. *
1,569 17,118
428,849
Leisure Products - 2.0%
Acushnet Holdings Corp.
2,335 81,235
Johnson Outdoors, Inc., Class A
1,369 124,606
Malibu Boats, Inc., Class A *
1,033 53,664
MasterCraft Boat Holdings, Inc. *
894 17,031
Vista Outdoor, Inc. *
953 13,771
YETI Holdings, Inc. *
1,603 68,496
358,803
Life Sciences Tools & Services - 3.3%
Medpace Holdings, Inc. *
1,987 184,831
NeoGenomics , Inc. *
2,236 69,271
Repligen Corp. *
1,497 185,044
Syneos Health, Inc. *
2,342 136,422
575,568
Machinery - 1.3%
Columbus McKinnon Corp.
438 14,651
Commercial Vehicle Group, Inc. *
9,415 27,209
Kennametal, Inc.
558 16,020
Meritor, Inc. *
3,666 72,587
Miller Industries, Inc.
384 11,432
Mueller Industries, Inc.
2,028 53,904
Rexnord Corp.
422 12,301
Wabash National Corp.
1,354 14,380
222,484
Media - 0.4%
Cumulus Media, Inc., Class A *
5,426 21,433
TEGNA, Inc.
3,950 44,003
65,436
Metals & Mining - 1.8%
Commercial Metals Co.
5,305 108,222
Ryerson Holding Corp. *
18,564 104,515

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 1.8% (continued)
Schnitzer Steel Industries, Inc.,
Class A 1,831 32,299
Warrior Met Coal, Inc.
2,134 32,842
Worthington Industries, Inc.
778 29,020
306,898
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate
Finance, Inc. 2,545 24,966
Blackstone Mortgage Trust, Inc.,
Class A 1,590 38,303
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 701 19,951
PennyMac Mortgage Investment
Trust 1,075 18,845
102,065
Oil, Gas & Consumable Fuels - 0.4%
Penn Virginia Corp. *
625 5,956
Teekay Corp. *
1,580 3,792
Teekay Tankers Ltd., Class A *(a)
1,534 19,666
World Fuel Services Corp.
1,432 36,888
66,302
Paper & Forest Products - 1.2%
Boise Cascade Co.
4,429 166,575
Schweitzer-Mauduit International,
Inc. 309 10,324
Verso Corp., Class A
2,939 35,150
212,049
Personal Products - 0.2%
Inter Parfums , Inc.
175 8,426
Lifevantage Corp. *
517 6,990
USANA Health Sciences, Inc. *
391 28,711
44,127
Pharmaceuticals - 0.9%
AMAG Pharmaceuticals, Inc. *(a)
1,122 8,583
Corcept Therapeutics, Inc. *
4,014 67,516
Endo International plc *
1,689 5,793
Evofem Biosciences, Inc. *
1,127 3,190
Kala Pharmaceuticals, Inc. *
457 4,803
Lannett Co., Inc. *
4,818 34,979
Osmotica Pharmaceuticals plc *
1,051 7,073
Reata Pharmaceuticals, Inc., Class
A * 59 9,205
Supernus Pharmaceuticals, Inc. *
691 16,411
157,553
Professional Services - 2.7%
Barrett Business Services, Inc.
563 29,912
CBIZ, Inc. *
595 14,262
FTI Consulting, Inc. *
1,268 145,249
Heidrick & Struggles International,
Inc. 1,759 38,030
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.7% (continued)
ICF International, Inc.
253 16,402
Kelly Services, Inc., Class A
3,650 57,725
Kforce , Inc.
4,835 141,424
Resources Connection, Inc.
653 7,816
TrueBlue , Inc. *
1,391 21,241
472,061
Real Estate Management & Development - 0.0% (b)
Newmark Group, Inc., Class A 1,830 8,894
Road & Rail - 0.4%
ArcBest Corp.
2,092 55,459
Avis Budget Group, Inc. *
408 9,339
64,798
Semiconductors & Semiconductor Equipment - 5.9%
Amkor Technology, Inc. *
10,736 132,160
Cabot Microelectronics Corp.
698 97,399
Cirrus Logic, Inc. *
1,939 119,791
Diodes, Inc. *
2,437 123,556
Enphase Energy, Inc. *(a)
874 41,576
FormFactor , Inc. *
4,004 117,437
Ichor Holdings Ltd. *
2,462 65,440
Lattice Semiconductor Corp. *
3,674 104,305
Onto Innovation, Inc. *
552 18,790
Photronics , Inc. *
6,993 77,832
Power Integrations, Inc.
467 55,167
SMART Global Holdings, Inc. *
1,948 52,947
Ultra Clean Holdings, Inc. *
1,239 28,039
1,034,439
Software - 3.9%
ACI Worldwide, Inc. *
1,433 38,677
Appfolio , Inc., Class A *
195 31,728
Avaya Holdings Corp. *
1,114 13,769
Digital Turbine, Inc. *
11,567 145,397
Everbridge , Inc. *
71 9,824
Intelligent Systems Corp. *
1,155 39,362
J2 Global, Inc. *
2,180 137,798
Mitek Systems, Inc. *
385 3,700
Progress Software Corp.
842 32,627
Qualys , Inc. *
786 81,760
SPS Commerce, Inc. *
1,234 92,698
Verint Systems, Inc. *
850 38,403
Xperi Holding Corp.
677 9,993
675,736
Specialty Retail - 2.1%
Aaron's, Inc.
209 9,489
Asbury Automotive Group, Inc. *
328 25,364
Cato Corp. (The), Class A
1,188 9,718
Citi Trends, Inc.
460 9,301
Genesco, Inc. *
899 19,472
Group 1 Automotive, Inc.
783 51,655
Hibbett Sports, Inc. *
2,539 53,167

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.1% (continued)
Lithia Motors, Inc., Class A
260 39,346
Office Depot, Inc.
6,186 14,537
Shoe Carnival, Inc.
987 28,889
Sleep Number Corp. *
581 24,193
Sonic Automotive, Inc., Class A
1,007 32,133
Zumiez , Inc. *
1,984 54,322
371,586
Technology Hardware, Storage & Peripherals - 0.0% (b)
Avid Technology, Inc. * 1,064 7,735
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. *
311 61,077
Oxford Industries, Inc.
216 9,506
Rocky Brands, Inc.
3,285 67,540
Steven Madden Ltd.
3,273 80,810
218,933
Thrifts & Mortgage Finance - 2.8%
Axos Financial, Inc. *
457 10,090
Essent Group Ltd.
1,773 64,307
Flagstar Bancorp, Inc.
3,362 98,944
HomeStreet , Inc.
849 20,894
Meta Financial Group, Inc.
835 15,172
PennyMac Financial Services, Inc.
1,842 76,977
Radian Group, Inc.
6,224 96,534
Walker & Dunlop, Inc.
1,411 71,693
Washington Federal, Inc.
1,196 32,101
486,712
Tobacco - 0.3%
Turning Point Brands, Inc. 2,045 50,941
Trading Companies & Distributors - 1.6%
BMC Stock Holdings, Inc. *
3,112 78,236
CAI International, Inc. *
1,398 23,291
GMS, Inc. *
4,607 113,286
H&E Equipment Services, Inc.
1,207 22,305
Veritiv Corp. *
2,220 37,651
WESCO International, Inc. *
93 3,265
278,034
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 336 16,561
TOTAL COMMON STOCKS
(Cost $15,741,024) 17,153,709
PREFERRED STOCKS - 0.1%
Diversified Telecommunication Services - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%,
3/10/2039 (c) 105 2,752
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.1%
WESCO International, Inc., Series
A, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
10.33%), 10.63%, 6/22/2025 (c)(d) 247 6,551
TOTAL PREFERRED STOCKS
(Cost $7,461) 9,303
SHORT-TERM INVESTMENTS - 1.7%
INVESTMENT COMPANIES - 1.7%
Limited Purpose Cash Investment
Fund, 0.34% (e)
(Cost $306,215) 306,215 306,276
SECURITIES LENDING COLLATERAL - 1.5%
Investment Companies - 1.5%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(e)(f) 64,224 64,224
Limited Purpose Cash Investment
Fund 0.34% (e)(f) 191,040 191,078
TOTAL SECURITIES LENDING COLLATERAL
(Cost $255,264) 255,302
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 101.3%
(Cost $16,309,964) 17,724,590
LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.3)% (g) (227,470)
NET ASSETS - 100.0% 17,497,120
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 131,298 0.8%
Consumer Discretionary 2,107,293 12.0
Consumer Staples 444,874 2.5
Energy 96,913 0.6
Financials 2,573,473 14.7
Health Care 4,198,919 24.0
Industrials 3,107,389 17.8
Information Technology 2,898,115 16.6
Materials 572,347 3.3
Real Estate 849,130 4.8
Utilities 183,261 1.0
Short-Term Investments 306,276 1.7
Securities Lending Collateral 255,302 1.5
Total Investments In Securities
At Value 17,724,590 101.3
Liabilities in Excess of Other
Assets (g ) (227,470) (1.3)
Net Assets
$ 17,497,120 100.0%

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR TM SMALL CAP MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $238,381.
(b) Represents less than 0.05% of net assets.
(c) Perpetual security. The rate reflected was the rate in effect on June 30, 2020. The maturity date reflects the next call date.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(e) Represents 7-day effective yield as of June 30, 2020.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 2 9/2020 USD $ 143,760 $ 5,796
$ 5,796

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.8%
Australia - 7.1%
Aurizon Holdings Ltd. 195,881 666,559
BHP Group Ltd. 31,889 793,969
BHP Group plc 52,610 1,076,562
BlueScope Steel Ltd. 225,073 1,854,118
Crown Resorts Ltd. 51,304 345,608
CSL Ltd. 12,397 2,465,626
Dexus , REIT 33,527 215,187
Fortescue Metals Group Ltd. 246,529 2,396,674
Goodman Group, REIT 30,886 318,689
GPT Group (The), REIT 35,606 103,440
REA Group Ltd. 7,131 537,346
Rio Tinto Ltd. 3,006 205,832
Rio Tinto plc 24,340 1,369,771
Scentre Group, REIT 118,649 180,126
Tabcorp Holdings Ltd. 31,341 73,923
Vicinity Centres , REIT 73,435 73,604
WiseTech Global Ltd. 42,885 580,147
13,257,181
—
Belgium - 1.4%
Ageas SA/NV 10,091 357,623
Galapagos NV * 10,158 2,004,963
Groupe Bruxelles Lambert SA 1,467 122,876
Proximus SADP 5,910 120,429
UCB SA 538 62,433
2,668,324
—
Canada - 8.3%
Atco Ltd., Class I (1) 2,114 62,707
Bank of Montreal (1) 11,188 595,496
Bank of Nova Scotia (The) (1) 15,059 623,169
Canadian Apartment Properties,
REIT (1) 3,482 124,625
Canadian Imperial Bank of
Commerce (1) 9,268 619,460
Canadian Pacific Railway Ltd. (1) 3,586 912,137
Canadian Tire Corp. Ltd., Class A
(1) 5,937 514,458
CCL Industries, Inc., Class B (1) 2,455 79,350
Cenovus Energy, Inc. (1) 41,175 192,591
CGI, Inc. (1)* 27,520 1,733,785
CI Financial Corp. (1) 47,813 608,228
Constellation Software, Inc. (1) 113 127,590
Fairfax Financial Holdings Ltd. (1) 1,918 592,565
Great-West Lifeco , Inc. (1) 2,283 40,023
iA Financial Corp., Inc. (1) 17,182 575,349
IGM Financial, Inc. (1) 3,247 78,903
Imperial Oil Ltd. (1) 20,710 333,166
Magna International, Inc. (1) 41,888 1,865,461
Manulife Financial Corp. (1) 43,582 592,928
National Bank of Canada (1) 2,075 94,029
Open Text Corp. (1) 25,971 1,102,849
Royal Bank of Canada (1) 24,443 1,658,401
Shopify, Inc., Class A (1)* 627 595,673
Teck Resources Ltd., Class B (1) 22,728 238,061
Thomson Reuters Corp. (1) 1,382 93,898
Toronto-Dominion Bank (The) (1) 30,353 1,354,661
15,409,563
—
INVESTMENTS SHARES VALUE ($)
China - 0.7%
BOC Hong Kong Holdings Ltd. 132,500 424,251
Wilmar International Ltd. 98,600 291,636
Yangzijiang Shipbuilding Holdings
Ltd. 827,900 557,337
1,273,224
—
Denmark - 2.9%
Coloplast A/S, Class B 6,818 1,062,708
DSV Panalpina A/S 2,578 316,669
Genmab A/S * 792 267,057
Novo Nordisk A/S, Class B 37,844 2,465,450
Pandora A/S 25,115 1,371,643
5,483,527
—
Finland - 1.8%
Kone OYJ, Class B 2,317 159,802
Neste OYJ 41,603 1,634,003
Nokia OYJ 42,143 184,159
Orion OYJ, Class B 24,312 1,178,996
Wartsila OYJ Abp 19,463 161,447
3,318,407
—
France - 8.4%
Atos SE * 2,383 204,302
AXA SA 14,456 304,197
BioMerieux 929 127,584
BNP Paribas SA * 8,899 355,551
Cie de Saint-Gobain * 27,401 988,655
CNP Assurances * 20,365 236,202
Dassault Aviation SA * 59 54,132
Electricite de France SA 139,350 1,295,548
Engie SA * 28,418 352,438
Eutelsat Communications SA 34,922 323,040
Faurecia SE * 1,567 61,565
Gecina SA, REIT 483 59,654
Ipsen SA 1,278 108,415
L'Oreal SA 7,631 2,462,881
LVMH Moet Hennessy Louis
Vuitton SE 468 206,620
Natixis SA * 179,778 474,171
Orange SA 43,163 516,142
Peugeot SA * 129,487 2,123,475
Publicis Groupe SA 5,984 194,390
Sanofi 24,503 2,498,931
Schneider Electric SE 10,626 1,182,002
Societe Generale SA * 3,527 58,970
TOTAL SA 32,305 1,245,630
Unibail - Rodamco -Westfield, REIT
(a) 4,856 273,717
15,708,212
—
Germany - 7.4%
Allianz SE (Registered) 6,784 1,386,259
Bayer AG (Registered) 41,640 3,086,505
Beiersdorf AG 1,217 138,390
Commerzbank AG * 12,839 57,222
Delivery Hero SE *(b) 6,789 697,687
Deutsche Boerse AG 2,105 380,956
Deutsche Post AG (Registered) 12,317 452,279
Deutsche Wohnen SE 4,001 179,787

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 7.4% (continued)
Fresenius SE & Co. KGaA 2,780 138,174
Hannover Rueck SE 1,252 216,376
HOCHTIEF AG 2,076 184,721
Infineon Technologies AG 57,307 1,342,829
KION Group AG 1,225 75,423
Nemetschek SE 2,498 171,643
SAP SE 12,715 1,777,424
Siemens Healthineers AG (b) 6,357 305,569
TUI AG 13,363 63,325
Volkswagen AG (Preference) 3,472 527,745
Vonovia SE 3,353 204,946
Zalando SE *(b) 32,967 2,338,697
13,725,957
—
Hong Kong - 3.3%
CK Asset Holdings Ltd. 122,000 731,609
CLP Holdings Ltd. 78,000 766,057
Hong Kong Exchanges & Clearing
Ltd. 13,300 566,470
Kerry Properties Ltd. 113,000 293,532
Link, REIT 13,000 106,732
PCCW Ltd. 30,000 17,153
Power Assets Holdings Ltd. 88,500 483,570
Sun Hung Kai Properties Ltd. 19,500 249,117
Swire Pacific Ltd., Class A 12,500 66,435
WH Group Ltd. (b) 2,324,000 2,008,388
Yue Yuen Industrial Holdings Ltd. 567,000 864,261
6,153,324
—
Italy - 2.5%
Assicurazioni Generali SpA 19,889 302,119
DiaSorin SpA 3,009 577,865
Enel SpA 236,180 2,042,590
Leonardo SpA 178,483 1,189,830
Poste Italiane SpA (b) 12,991 113,480
Prysmian SpA 9,250 214,585
Telecom Italia SpA 596,063 235,049
4,675,518
—
Japan - 20.9%
Acom Co. Ltd. 16,500 63,142
Advantest Corp. 15,700 896,007
Amada Co. Ltd. 47,400 388,105
Bandai Namco Holdings, Inc. 4,900 257,927
Brother Industries Ltd. 5,000 90,335
Chubu Electric Power Co., Inc. 5,000 62,710
Dai-ichi Life Holdings, Inc. 29,300 350,721
Daiwa House Industry Co. Ltd. 4,400 103,906
Fujitsu Ltd. 20,200 2,365,083
Fukuoka Financial Group, Inc. 46,300 732,045
Hitachi Ltd. 64,600 2,053,300
ITOCHU Corp. 92,700 2,005,826
Japan Post Insurance Co. Ltd. 4,400 57,976
Japan Real Estate Investment
Corp., REIT 15 76,982
Japan Tobacco, Inc. 7,900 146,725
JGC Holdings Corp. 7,800 82,250
Kamigumi Co. Ltd. 9,800 192,732
KDDI Corp. 23,600 704,157
Konami Holdings Corp. 11,600 387,079
INVESTMENTS SHARES VALUE ($)
Japan - 20.9% (continued)
Kyocera Corp. 19,800 1,080,775
M3, Inc. 5,700 242,142
Mitsubishi Electric Corp. 77,400 1,010,942
Mitsubishi Estate Co. Ltd. 9,000 134,116
Mitsubishi UFJ Financial Group,
Inc. 180,700 711,149
Mitsui Chemicals, Inc. 4,200 87,848
Mitsui Fudosan Co. Ltd. 7,000 124,353
MS&AD Insurance Group Holdings,
Inc. 75,100 2,068,157
Nexon Co. Ltd. 26,400 595,490
Nippon Express Co. Ltd. 11,700 606,686
Nippon Telegraph & Telephone
Corp. 93,200 2,171,509
Nomura Holdings, Inc. 254,500 1,143,618
Nomura Real Estate Holdings, Inc. 2,700 50,267
Nomura Real Estate Master Fund,
Inc., REIT 65 77,850
NTT DOCOMO, Inc. 16,700 443,352
Obayashi Corp. 47,400 445,629
Olympus Corp. 5,700 109,739
ORIX Corp. 15,900 197,434
Resona Holdings, Inc. 622,100 2,128,760
Rohm Co. Ltd. 8,800 585,124
Sekisui House Ltd. 76,900 1,468,187
Shimizu Corp. 32,100 264,443
Shinsei Bank Ltd. 96,000 1,161,140
Sompo Holdings, Inc. 5,500 189,340
Square Enix Holdings Co. Ltd. 23,200 1,175,408
Subaru Corp. 23,600 494,176
SUMCO Corp. 76,100 1,169,972
Sumitomo Dainippon Pharma Co.
Ltd. 4,300 59,588
Sumitomo Heavy Industries Ltd. 8,600 188,091
Sumitomo Mitsui Financial Group,
Inc. 50,900 1,436,490
Sumitomo Mitsui Trust Holdings,
Inc. 23,000 648,148
TDK Corp. 2,900 288,699
Teijin Ltd. 28,300 450,582
Tokyo Electric Power Co. Holdings,
Inc. * 89,500 275,319
Tokyo Electron Ltd. 7,500 1,850,578
Toppan Printing Co. Ltd. 27,300 456,427
Tosoh Corp. 35,100 482,166
Toyota Motor Corp. 1,200 75,461
Yamaha Corp. 7,100 334,872
Z Holdings Corp. 243,600 1,195,522
38,696,557
—
Macau - 0.0% (c)
SJM Holdings Ltd. 50,000 56,057
Netherlands - 5.7%
ASML Holding NV 6,469 2,366,446
ING Groep NV 38,548 268,715
Koninklijke Ahold Delhaize NV 95,336 2,598,294
Koninklijke Philips NV * 21,628 1,010,416
NN Group NV 10,822 363,703
Randstad NV * 13,117 586,527

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 5.7% (continued)
Royal Dutch Shell plc, Class A 56,397 902,987
Royal Dutch Shell plc, Class B 41,664 631,638
Wolters Kluwer NV 24,569 1,920,416
10,649,142
—
Russia - 0.2%
Evraz plc 105,582 374,086
Singapore - 1.1%
Ascendas , REIT 40,900 93,841
CapitaLand Commercial Trust,
REIT 70,800 86,649
Genting Singapore Ltd. 563,000 309,747
Venture Corp. Ltd. 126,800 1,481,875
1,972,112
—
South Africa - 0.2%
Anglo American plc 19,895 458,644
Spain - 1.8%
Enagas SA 18,029 441,053
Endesa SA 20,549 509,744
Grifols SA 34,804 1,058,321
Iberdrola SA 59,144 690,488
Mapfre SA 64,832 115,770
Naturgy Energy Group SA 16,333 304,920
Red Electrica Corp. SA 9,567 178,994
Repsol SA 7,958 70,317
3,369,607
—
Sweden - 3.3%
Atlas Copco AB, Class A 1,316 56,042
Essity AB, Class B * 44,813 1,452,901
Evolution Gaming Group AB (b) 1,209 71,809
Hennes & Mauritz AB, Class B 152,972 2,232,826
ICA Gruppen AB 25,987 1,235,280
Investor AB, Class B 2,740 145,351
Skanska AB, Class B * 23,967 489,293
SKF AB, Class B 5,546 103,674
Swedish Match AB 1,210 85,372
Telefonaktiebolaget LM Ericsson,
Class B 21,784 201,928
Volvo AB, Class B * 4,352 68,478
6,142,954
—
Switzerland - 8.9%
Coca-Cola HBC AG 6,248 156,407
Credit Suisse Group AG
(Registered) 9,409 97,899
Geberit AG (Registered) 765 383,828
LafargeHolcim Ltd. (Registered) * 6,354 279,932
Lonza Group AG (Registered) 814 431,174
Nestle SA (Registered) 23,630 2,619,873
Novartis AG (Registered) 49,999 4,355,966
Roche Holding AG 14,740 5,106,667
SGS SA (Registered) 205 502,177
Sonova Holding AG (Registered) * 6,144 1,229,877
STMicroelectronics NV 4,743 129,286
Swatch Group AG (The) 319 64,027
UBS Group AG (Registered) 29,546 341,229
INVESTMENTS SHARES VALUE ($)
Switzerland - 8.9% (continued)
Zurich Insurance Group AG 2,633 932,952
16,631,294
—
United Kingdom - 8.8%
3i Group plc 6,980 71,873
Admiral Group plc 8,308 235,606
AstraZeneca plc 10,116 1,052,817
Auto Trader Group plc (b) 51,444 334,939
Aviva plc 663,303 2,248,184
BAE Systems plc 101,694 608,075
Barclays plc 581,913 820,962
Barratt Developments plc 66,145 406,536
Berkeley Group Holdings plc 2,934 151,102
British American Tobacco plc 31,716 1,216,398
BT Group plc 661,122 934,992
CK Hutchison Holdings Ltd. 102,000 660,510
Compass Group plc 21,364 293,936
Direct Line Insurance Group plc 82,290 275,923
Fiat Chrysler Automobiles NV * 12,865 130,169
GlaxoSmithKline plc 39,386 795,585
GVC Holdings plc 87,945 806,095
Imperial Brands plc 10,124 192,727
ITV plc 167,575 154,878
Legal & General Group plc 32,811 89,451
Lloyds Banking Group plc 492,834 190,116
London Stock Exchange Group plc 3,501 364,087
M&G plc 38,482 79,906
Micro Focus International plc 111,097 592,708
Next plc 12,563 760,626
Ocado Group plc * 8,887 223,333
Persimmon plc 19,342 547,409
RELX plc 3,860 89,343
Smith & Nephew plc 36,040 671,556
Taylor Wimpey plc 365,616 645,315
Vodafone Group plc 147,859 235,060
Wm Morrison Supermarkets plc 194,013 457,043
16,337,260
—
United States - 0.1%
Carnival plc 16,041 196,221
TOTAL COMMON STOCKS
(Cost $159,582,564) 176,557,171
SHORT-TERM INVESTMENTS - 2.7%
INVESTMENT COMPANIES - 2.7%
Limited Purpose Cash Investment
Fund, 0.34% (1)(d)
(Cost $5,112,728) 5,112,763 5,113,785

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR TM INTERNATIONAL MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.0% (c)
Investment Companies - 0.0% (c)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(1)(d)(e) 4,623 4,623
Limited Purpose Cash Investment
Fund 0.34% (1)(d)(e) 13,750 13,753
TOTAL SECURITIES LENDING COLLATERAL
(Cost $18,373) 18,376
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.5%
(Cost $164,713,665) 181,689,332
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.5% (f) 4,666,856
NET ASSETS - 100.0% 186,356,188
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,275,934 5.5%
Consumer Discretionary 20,580,297 11.0
Consumer Staples 15,062,315 8.1
Energy 5,010,333 2.7
Financials 30,319,783 16.3
Health Care 32,474,126 17.4
Industrials 18,318,970 9.8
Information Technology 22,972,517 12.3
Materials 10,147,595 5.5
Real Estate 3,929,165 2.1
Utilities 7,466,136 4.1
Short-Term Investments 5,113,785 2.7
Securities Lending Collateral 18,376 0.0( c )
Total Investments In Securities
At Value 181,689,332 97.5
Other Assets in Excess of
Liabilities (f) 4,666,856 2.5
Net Assets
$ 186,356,188 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $16,792.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $5,870,569, which represents approximately 3.15% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 83 9/2020 USD $ 7,380,360 $ 62,087
$ 62,087

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.0%
Australia - 0.1%
AngloGold Ashanti Ltd., ADR (1) 8,461 249,515
Brazil - 5.1%
Banco Bradesco SA (Preference)
(1) 242,500 923,071
Banco do Brasil SA (1)* 142,700 843,641
CCR SA (1) 162,600 433,552
Cia de Saneamento Basico do
Estado de Sao Paulo (1)* 103,800 1,101,352
Cia Energetica de Minas Gerais
(Preference) (1)* 55,000 111,454
IRB Brasil Resseguros S/A (1) 99,100 200,456
Itau Unibanco Holding SA
(Preference) (1) 197,500 924,289
Itausa SA (Preference) (1) 387,700 683,703
Lojas Americanas SA (Preference)
(1)* 209,400 1,239,126
Lojas Renner SA (1)* 18,800 144,506
Notre Dame Intermedica
Participacoes SA (1) 105,500 1,319,405
Petrobras Distribuidora SA (1)* 715,800 2,836,559
Petroleo Brasileiro SA (Preference)
(1) 272,000 1,077,876
Sul America SA (1)* 62,785 520,351
TIM Participacoes SA, ADR (1)* 219,993 2,846,709
Ultrapar Participacoes SA (1) 219,500 741,879
15,947,929
—
Chile - 1.2%
Banco de Chile, ADR (1) 5,510 97,252
Banco de Credito e Inversiones
SA (1) 4,027 136,788
Cencosud SA (1) 1,122,279 1,571,244
Cia Cervecerias Unidas SA, ADR
(1) 20,795 297,784
Enel Americas SA, ADR (1) 182,449 1,370,192
Enel Chile SA, ADR (1) 43,195 162,845
Falabella SA (1) 62,824 198,859
3,834,964
—
China - 39.1%
58.com, Inc., ADR (1)* 5,066 273,260
Agricultural Bank of China Ltd.,
Class A * 900,500 431,291
Alibaba Group Holding Ltd., ADR
(1)* 95,494 20,598,055
Alibaba Health Information
Technology Ltd. * 100,000 294,068
A-Living Services Co. Ltd., Class
H (a) 440,500 2,238,697
Anhui Conch Cement Co. Ltd.,
Class A 48,323 363,658
Anhui Conch Cement Co. Ltd.,
Class H 429,000 2,906,968
Autohome , Inc., ADR (1) 3,195 241,223
BAIC Motor Corp. Ltd., Class H (a) 1,077,500 471,546
Baidu, Inc., ADR (1)* 16,725 2,005,160
Bank of Beijing Co. Ltd., Class A 203,478 141,291
Bank of China Ltd., Class A * 803,600 396,253
INVESTMENTS SHARES VALUE ($)
China - 39.1% (continued)
Bank of China Ltd., Class H * 795,000 294,494
Bank of Communications Co. Ltd.,
Class A 216,500 157,322
Bank of Ningbo Co. Ltd., Class A 54,000 201,325
Bank of Shanghai Co. Ltd., Class A 131,211 154,448
Baoshan Iron & Steel Co. Ltd.,
Class A 326,022 211,161
BOE Technology Group Co. Ltd.,
Class A * 571,800 380,425
BYD Co. Ltd., Class A 31,300 320,349
BYD Electronic International Co.
Ltd. 968,000 2,236,277
China CITIC Bank Corp. Ltd., Class
H 345,000 151,182
China Construction Bank Corp.,
Class H 3,587,000 2,917,605
China Everbright Bank Co. Ltd.,
Class A 322,100 163,445
China Everbright Bank Co. Ltd.,
Class H 270,000 101,951
China Everbright International Ltd. 1,552,000 823,449
China Evergrande Group 786,000 2,045,287
China Hongqiao Group Ltd. 875,000 389,618
China Lesso Group Holdings Ltd. 211,000 276,955
China Medical System Holdings
Ltd. 858,000 1,014,680
China Merchants Bank Co. Ltd.,
Class A 93,558 448,126
China Merchants Securities Co.
Ltd., Class A 81,600 254,151
China Minsheng Banking Corp.
Ltd., Class A 199,255 160,120
China Minsheng Banking Corp.
Ltd., Class H * 233,000 160,388
China Mobile Ltd. 820,500 5,540,065
China National Building Material
Co. Ltd., Class H 2,560,000 2,745,866
China Overseas Land & Investment
Ltd. 400,000 1,221,375
China Pacific Insurance Group Co.
Ltd., Class A 37,500 145,279
China Petroleum & Chemical Corp.,
Class A 219,600 121,907
China Railway Construction Corp.
Ltd., Class A 115,000 136,864
China Resources Land Ltd. 302,000 1,154,303
China Shipbuilding Industry Co.
Ltd., Class A 237,500 134,877
China State Construction
Engineering Corp. Ltd., Class A 293,300 198,591
China Tourism Group Duty Free
Corp. Ltd., Class A * 38,492 844,015
China United Network
Communications Ltd., Class A 202,100 139,014
China Vanke Co. Ltd., Class H 373,700 1,192,722
China Yangtze Power Co. Ltd.,
Class A 66,950 179,854
Chongqing Rural Commercial Bank
Co. Ltd., Class H 284,000 112,315
CITIC Ltd. 375,000 354,107

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
China - 39.1% (continued)
CITIC Securities Co. Ltd., Class A 99,100 339,312
CNOOC Ltd., ADR (1) 11,283 1,273,174
Country Garden Holdings Co. Ltd. 1,935,000 2,399,981
Country Garden Services Holdings
Co. Ltd. 646,000 3,015,758
CSPC Pharmaceutical Group Ltd. 189,600 359,081
Daqin Railway Co. Ltd., Class A * 122,100 121,781
Far East Horizon Ltd. 529,000 451,596
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 20,160 355,273
Gree Electric Appliances, Inc. of
Zhuhai, Class A 28,730 230,859
Greentown Service Group Co. Ltd.
(b) 824,000 976,693
Guotai Junan Securities Co. Ltd.,
Class A 94,200 230,799
Haier Electronics Group Co. Ltd. 866,000 2,636,534
Haier Smart Home Co. Ltd., Class A 67,300 169,111
Haitong Securities Co. Ltd., Class A 117,600 210,072
Hangzhou Hikvision Digital
Technology Co. Ltd., Class A 87,175 376,840
Hua Hong Semiconductor Ltd. *(a) 42,000 147,238
Huatai Securities Co. Ltd., Class A 88,600 236,504
Huaxia Bank Co. Ltd., Class A 165,100 143,252
Huazhu Group Ltd., ADR (1) 8,063 282,608
Industrial & Commercial Bank of
China Ltd., Class A 201,700 142,312
Industrial & Commercial Bank of
China Ltd., Class H 906,000 547,739
Industrial Bank Co. Ltd., Class A * 122,390 274,120
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 47,300 208,956
JD.com, Inc., ADR (1)* 40,735 2,451,432
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 73,249 957,761
Jiangsu Yanghe Brewery Joint-
Stock Co. Ltd., Class A 11,900 177,702
Jiangxi Copper Co. Ltd., Class H 363,000 369,857
Kweichow Moutai Co. Ltd., Class A 5,500 1,142,730
Luxshare Precision Industry Co.
Ltd., Class A 101,007 738,863
Luzhou Laojiao Co. Ltd., Class A 17,500 226,551
Momo , Inc., ADR (1) 7,296 127,534
NARI Technology Co. Ltd., Class A 49,900 143,868
NetEase , Inc., ADR (1) 4,286 1,840,323
New China Life Insurance Co. Ltd.,
Class A 21,800 137,122
New Oriental Education &
Technology Group, Inc., ADR (1)* 8,807 1,146,936
PetroChina Co. Ltd., Class A 225,000 133,733
Pinduoduo , Inc., ADR (1)* 11,590 994,886
Ping An Bank Co. Ltd., Class A 121,485 220,791
Ping An Healthcare and Technology
Co. Ltd. *(a) 111,800 1,714,066
Ping An Insurance Group Co. of
China Ltd., Class A 51,900 525,536
SAIC Motor Corp. Ltd., Class A 83,200 200,866
Sany Heavy Industry Co. Ltd.,
Class A 98,400 262,592
INVESTMENTS SHARES VALUE ($)
China - 39.1% (continued)
Semiconductor Manufacturing
International Corp. * 618,500 2,169,669
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 580,000 1,295,053
Shanghai Pudong Development
Bank Co. Ltd., Class A * 140,963 211,401
Shenwan Hongyuan Group Co.
Ltd., Class A * 204,000 146,206
Sinopec Shanghai Petrochemical
Co. Ltd., Class H 984,000 236,934
Sinotruk Hong Kong Ltd. 925,500 2,415,325
Suning.com Co. Ltd., Class A 107,400 133,708
TAL Education Group, ADR (1)* 17,856 1,220,993
Tencent Holdings Ltd. 269,400 17,262,589
Trip.com Group Ltd., ADR (1)* 22,693 588,203
Vipshop Holdings Ltd., ADR (1)* 27,558 548,680
Weichai Power Co. Ltd., Class H 586,000 1,104,100
Wuliangye Yibin Co. Ltd., Class A 22,800 554,241
Yanzhou Coal Mining Co. Ltd.,
Class H 592,000 445,852
Yonghui Superstores Co. Ltd.,
Class A 135,227 179,860
Yum China Holdings, Inc. (1) 20,707 995,385
Zhongsheng Group Holdings Ltd. 548,000 3,064,815
ZTE Corp., Class H 748,600 2,310,541
ZTO Express Cayman, Inc., ADR
(1) 20,269 744,075
121,715,754
—
Hong Kong - 0.1%
Kingboard Laminates Holdings Ltd. 299,000 302,167
Nine Dragons Paper Holdings Ltd. 123,000 112,459
414,626
—
Hungary - 0.0% (c)
MOL Hungarian Oil & Gas plc * 23,811 140,774
India - 6.9%
Ambuja Cements Ltd. 205,822 527,673
Aurobindo Pharma Ltd. 261,399 2,671,323
Axis Bank Ltd., GDR (b) 9,982 264,474
Bharat Petroleum Corp. Ltd. 54,814 271,801
Cipla Ltd. 49,210 417,328
Colgate-Palmolive India Ltd. 9,190 171,431
Dabur India Ltd. 49,242 304,140
Divi's Laboratories Ltd. 26,635 804,475
Dr Reddy's Laboratories Ltd., ADR
(1) 22,890 1,213,399
GAIL India Ltd. 750,721 1,022,042
Hindalco Industries Ltd. 1,331,092 2,606,644
Hindustan Unilever Ltd. 37,121 1,073,197
Infosys Ltd., ADR (1) 9,707 93,770
Larsen & Toubro Ltd., GDR (b) 8,161 101,146
Motherson Sumi Systems Ltd. 552,617 695,370
NTPC Ltd. 288,198 366,660
Oil & Natural Gas Corp. Ltd. 180,590 196,091
Piramal Enterprises Ltd. 82,717 1,488,773
Reliance Industries Ltd., GDR (a) 42,521 1,965,397
State Bank of India, GDR *(b) 4,864 114,196
Sun Pharmaceutical Industries Ltd. 29,841 187,328
Tata Consultancy Services Ltd. 45,337 1,248,015

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 6.9% (continued)
Tech Mahindra Ltd. 21,002 151,112
Wipro Ltd., ADR (1) 268,460 888,603
Zee Entertainment Enterprises Ltd. 1,233,378 2,801,914
21,646,302
—
Indonesia - 1.2%
Adaro Energy Tbk . PT 15,836,800 1,114,167
Bank Central Asia Tbk . PT 138,000 276,111
Barito Pacific Tbk . PT * 1,629,200 133,316
Indah Kiat Pulp & Paper Corp. Tbk .
PT 475,600 200,643
Indofood CBP Sukses Makmur Tbk .
PT * 343,800 225,634
Indofood Sukses Makmur Tbk . PT * 2,564,300 1,177,528
Telekomunikasi Indonesia Persero
Tbk . PT 399,400 85,556
United Tractors Tbk . PT 536,000 623,698
3,836,653
—
Malaysia - 1.8%
Genting Bhd. 139,000 133,880
Genting Malaysia Bhd. 154,600 91,948
Hartalega Holdings Bhd. 462,200 1,409,849
Hong Leong Bank Bhd. 38,100 125,786
Malayan Banking Bhd. 1,338,600 2,352,054
MISC Bhd. 286,100 512,537
Public Bank Bhd. 31,300 120,861
RHB Bank Bhd. 409,000 458,448
Sime Darby Bhd. 566,000 285,372
Telekom Malaysia Bhd. 164,500 159,792
5,650,527
—
Mexico - 0.7%
Alsea SAB de CV (1)* 179,100 176,182
America Movil SAB de CV, Class L,
ADR (1) 73,131 928,032
Grupo Televisa SAB, ADR (1)* 176,836 926,621
Kimberly-Clark de Mexico SAB de
CV, Class A (1) 140,700 219,640
2,250,475
—
Philippines - 0.2%
International Container Terminal
Services, Inc. 104,200 214,418
JG Summit Holdings, Inc. 91,990 120,071
PLDT, Inc. 5,935 147,776
482,265
—
Poland - 1.4%
CD Projekt SA * 23,696 2,387,929
Cyfrowy Polsat SA * 68,854 460,058
Grupa Lotos SA 15,750 240,080
PGE Polska Grupa Energetyczna
SA * 100,531 175,784
Polski Koncern Naftowy ORLEN SA 65,403 1,039,354
4,303,205
—
INVESTMENTS SHARES VALUE ($)
Qatar - 0.4%
Industries Qatar QSC 29,520 62,574
Qatar Islamic Bank SAQ 27,416 118,850
Qatar National Bank QPSC 241,970 1,160,188
1,341,612
—
Russia - 2.7%
Gazprom PJSC, ADR 327,090 1,766,263
LUKOIL PJSC, ADR 24,117 1,792,716
MMC Norilsk Nickel PJSC, ADR (1) 34,197 900,407
MMC Norilsk Nickel PJSC, ADR 19,737 515,897
Novatek PJSC, GDR (b) 5,992 849,321
Novolipetsk Steel PJSC, GDR (b) 10,509 209,169
Polyus PJSC, GDR (b) 3,814 320,942
Rosneft Oil Co. PJSC, GDR (b) 78,075 392,383
Severstal PAO, GDR (b) 32,200 389,671
Surgutneftegas PJSC, ADR 101,167 545,231
Tatneft PJSC, ADR 17,879 832,637
8,514,637
—
Saudi Arabia - 3.5%
Advanced Petrochemical Co. 8,644 123,249
Al Rajhi Bank 212,576 3,214,242
Alinma Bank * 134,358 522,013
Almarai Co. JSC 13,044 180,796
Arab National Bank 82,369 419,409
Bank AlBilad 29,266 173,327
Bank Al- Jazira 185,775 560,961
Banque Saudi Fransi 35,239 269,213
Etihad Etisalat Co. * 93,455 664,365
Jarir Marketing Co. 6,399 250,842
National Commercial Bank 82,771 825,430
Riyad Bank 141,090 636,162
Samba Financial Group 108,244 778,326
Saudi Arabian Fertilizer Co. 8,494 169,160
Saudi Arabian Oil Co. (a) 37,521 325,712
Saudi Basic Industries Corp. 47,654 1,122,281
Saudi British Bank (The) 53,432 325,595
Saudi Industrial Investment Group 43,595 235,747
10,796,830
—
South Africa - 3.0%
Anglo American Platinum Ltd. 2,978 216,732
Aspen Pharmacare Holdings Ltd. * 59,907 497,604
FirstRand Ltd. 29,461 64,787
Foschini Group Ltd. (The) 103,377 384,248
Gold Fields Ltd., ADR (1) 76,450 718,630
Investec Ltd. 130,180 260,062
Kumba Iron Ore Ltd. 83,764 2,239,920
Momentum Metropolitan Holdings 142,171 144,681
Mr Price Group Ltd. 23,648 195,547
MultiChoice Group * 49,770 304,354
Naspers Ltd., Class N 2,224 408,728
Ninety One Ltd. * 42,401 107,369
Pick n Pay Stores Ltd. 30,126 88,665
Remgro Ltd. 32,110 185,386
RMB Holdings Ltd. 22,457 2,129
Sasol Ltd. * 197,260 1,514,719
Sibanye Stillwater Ltd. * 528,294 1,147,070

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
South Africa - 3.0% (continued)
Telkom SA SOC Ltd. 524,771 900,144
9,380,775
—
South Korea - 11.0%
BGF retail Co. Ltd. 3,945 457,296
BNK Financial Group, Inc. 60,535 254,274
Cheil Worldwide, Inc. 10,726 148,042
CJ Corp. 2,770 200,144
Daelim Industrial Co. Ltd. 23,913 1,644,936
DB Insurance Co. Ltd. 5,488 196,831
Doosan Bobcat, Inc. 47,672 1,060,335
E-MART, Inc. 7,756 685,788
Hana Financial Group, Inc. 24,309 552,844
Hanwha Corp. 32,994 616,179
Hyundai Department Store Co. Ltd. 13,196 620,926
Hyundai Glovis Co. Ltd. 8,737 742,804
Hyundai Marine & Fire Insurance
Co. Ltd. 45,360 870,753
Hyundai Mobis Co. Ltd. 8,155 1,309,034
Kia Motors Corp. 86,156 2,328,157
Korea Investment Holdings Co. Ltd. 25,497 955,912
Korea Zinc Co. Ltd. 3,506 982,366
Kumho Petrochemical Co. Ltd. 2,902 181,489
LG Electronics, Inc. 60,988 3,232,102
LG Innotek Co. Ltd. 6,019 882,713
LG Uplus Corp. 12,221 124,889
Lotte Shopping Co. Ltd. 1,391 92,966
Meritz Securities Co. Ltd. 154,513 392,945
NCSoft Corp. 718 534,140
Pearl Abyss Corp. * 1,228 223,421
POSCO 6,797 990,028
Posco International Corp. 58,230 679,456
S-1 Corp. 9,321 667,939
Samsung Electronics Co. Ltd. 267,540 11,843,361
Samsung Securities Co. Ltd. 5,567 123,072
Shinsegae , Inc. 1,396 258,503
Woori Financial Group, Inc. 53,866 397,049
34,250,694
—
Taiwan - 13.0%
Accton Technology Corp. 109,000 846,451
Asia Cement Corp. 400,000 593,239
Asustek Computer, Inc. 39,000 286,548
Catcher Technology Co. Ltd. 165,000 1,250,399
Cathay Financial Holding Co. Ltd. 232,000 330,017
China Life Insurance Co. Ltd. 1,864,995 1,385,563
CTBC Financial Holding Co. Ltd. 938,480 650,403
E.Sun Financial Holding Co. Ltd. 768,740 728,157
Eva Airways Corp. 1,429,630 546,297
First Financial Holding Co. Ltd. 1,223,094 942,939
Fubon Financial Holding Co. Ltd. 249,000 371,761
Hua Nan Financial Holdings Co.
Ltd. 158,527 107,896
Mega Financial Holding Co. Ltd. 722,000 758,929
Nanya Technology Corp. 63,000 131,443
Novatek Microelectronics Corp. 42,000 326,412
Pegatron Corp. 121,000 263,918
Pou Chen Corp. 902,000 884,855
Powertech Technology, Inc. 247,000 901,623
Realtek Semiconductor Corp. * 135,000 1,375,991
INVESTMENTS SHARES VALUE ($)
Taiwan - 13.0% (continued)
Shanghai Commercial & Savings
Bank Ltd. (The) 119,943 186,020
Shin Kong Financial Holding Co.
Ltd. 1,502,549 440,162
SinoPac Financial Holdings Co. Ltd. 349,000 129,001
Taishin Financial Holding Co. Ltd. 1,172,037 532,874
Taiwan Business Bank 3,619,838 1,331,090
Taiwan Cement Corp. 320,614 466,504
Taiwan Cooperative Financial
Holding Co. Ltd. 297,153 209,766
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 275,612 15,646,492
Uni -President Enterprises Corp. 542,000 1,313,161
United Microelectronics Corp. 6,749,000 3,648,784
Yuanta Financial Holding Co. Ltd. 1,144,000 680,827
Zhen Ding Technology Holding Ltd. 714,000 3,133,378
40,400,900
—
Thailand - 2.6%
Advanced Info Service PCL, NVDR 151,000 908,758
Bangkok Bank PCL, NVDR 325,200 1,134,354
Charoen Pokphand Foods PCL,
NVDR 1,610,700 1,661,178
Indorama Ventures PCL, NVDR 805,100 728,859
Kasikornbank PCL, NVDR 38,700 117,408
Krung Thai Bank PCL, NVDR 4,072,600 1,361,309
Osotspa PCL, NVDR 75,300 93,132
PTT Exploration & Production PCL,
NVDR 86,100 258,832
PTT Global Chemical PCL, NVDR 367,800 555,559
Ratch Group PCL, NVDR 124,100 251,422
Siam Commercial Bank PCL (The),
NVDR 118,700 279,769
Thai Union Group PCL, NVDR 1,430,796 602,289
7,952,869
—
Turkey - 0.2%
Turk Hava Yollari AO * 285,215 519,163
Turkcell Iletisim Hizmetleri A/S 82,323 196,267
715,430
—
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC 96,468 130,718
Emirates Telecommunications
Group Co. PJSC 57,006 256,892
First Abu Dhabi Bank PJSC 163,896 508,399
896,009
—
United States - 0.5%
JBS SA (1) 432,400 1,681,701
TOTAL COMMON STOCKS
(Cost $243,503,886) 296,404,446

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR TM EMERGING MULTI-STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.4%
INVESTMENT COMPANIES - 1.4%
Limited Purpose Cash Investment
Fund, 0.34% (1)(d)
(Cost $4,333,434) 4,333,434 4,334,301
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 96.4%
(Cost $247,837,320) 300,738,747
OTHER ASSETS IN EXCESS OF
LIABILITIES - 3.6% (e) 11,115,532
NET ASSETS - 100.0% 311,854,279
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 42,434,830 13.6%
Consumer Discretionary 52,381,319 16.8
Consumer Staples 14,649,917 4.7
Energy 16,148,879 5.2
Financials 44,078,399 14.1
Health Care 15,644,192 5.0
Industrials 21,354,655 6.9
Information Technology 51,581,035 16.5
Materials 25,375,947 8.1
Real Estate 8,013,668 2.6
Utilities 4,741,605 1.5
Short-Term Investments 4,334,301 1.4
Total Investments In Securities
At Value 300,738,747 96.4
Other Assets in Excess of
Liabilities (e ) 11,115,532 3.6
Net Assets
$ 311,854,279 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $6,862,656, which represents approximately 2.20%
of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30,
2020, the value of these securities amounted to $3,617,995 or
1.16% of net assets.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2020.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 267 9/2020 USD $ 13,159,095 $ 56,555
$ 56,555

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 98.6%
Aerospace & Defense - 1.4%
Howmet Aerospace, Inc.
43,650 691,852
L3Harris Technologies, Inc.
10,666 1,809,700
Lockheed Martin Corp.
10,998 4,013,390
Northrop Grumman Corp.
7,049 2,167,145
Teledyne Technologies, Inc. *
3,130 973,274
TransDigm Group, Inc.
2,734 1,208,565
10,863,926
Air Freight & Logistics - 0.1%
Expeditors International of
Washington, Inc. 7,296 554,788
XPO Logistics, Inc. *
8,144 629,124
1,183,912
Auto Components - 0.1%
Gentex Corp. 26,000 670,020
Automobiles - 1.2%
Tesla, Inc. *
8,618 9,305,803
Thor Industries, Inc.
2,618 278,895
9,584,698
Banks - 0.8%
Commerce Bancshares, Inc.
15,240 906,323
JPMorgan Chase & Co.
56,991 5,360,573
6,266,896
Beverages - 1.7%
Brown-Forman Corp., Class B
15,992 1,018,051
Coca-Cola Co. (The)
124,137 5,546,441
Monster Beverage Corp. *
9,223 639,338
PepsiCo, Inc.
47,388 6,267,537
13,471,367
Biotechnology - 3.4%
AbbVie, Inc.
62,384 6,124,861
Alnylam Pharmaceuticals, Inc. *
9,522 1,410,303
Amgen, Inc.
21,864 5,156,843
Biogen, Inc. *
6,907 1,847,968
BioMarin Pharmaceutical, Inc. *
3,632 447,971
Gilead Sciences, Inc.
26,348 2,027,215
Incyte Corp. *
7,338 762,932
Neurocrine Biosciences, Inc. *
4,827 588,894
Regeneron Pharmaceuticals, Inc. *
3,478 2,169,055
Sarepta Therapeutics, Inc. *
1,856 297,591
Seattle Genetics, Inc. *
12,439 2,113,635
United Therapeutics Corp. *
1,856 224,576
Vertex Pharmaceuticals, Inc. *
12,962 3,762,998
26,934,842
Building Products - 0.5%
Allegion plc
5,355 547,388
Fortune Brands Home & Security,
Inc. 7,338 469,119
INVESTMENTS SHARES VALUE ($)
Building Products - 0.5% (continued)
Masco Corp.
16,147 810,741
Owens Corning
7,017 391,268
Trane Technologies plc
18,684 1,662,502
3,881,018
Capital Markets - 3.0%
Ameriprise Financial, Inc.
3,221 483,279
BlackRock, Inc.
2,947 1,603,433
CME Group, Inc.
2,914 473,642
FactSet Research Systems, Inc.
2,228 731,831
Intercontinental Exchange, Inc.
23,384 2,141,974
LPL Financial Holdings, Inc.
9,629 754,914
MarketAxess Holdings, Inc.
5,048 2,528,644
Moody's Corp.
9,727 2,672,299
Morgan Stanley
46,543 2,248,027
Morningstar, Inc.
5,442 767,159
MSCI, Inc.
6,775 2,261,630
Nasdaq, Inc.
14,311 1,709,735
S&P Global, Inc.
12,981 4,276,980
T. Rowe Price Group, Inc.
3,438 424,593
Virtu Financial, Inc., Class A
14,200 335,120
23,413,260
Chemicals - 1.9%
Air Products and Chemicals, Inc.
16,508 3,986,022
Ecolab, Inc.
4,524 900,050
FMC Corp.
7,791 776,139
Linde plc (United Kingdom)
28,295 6,001,653
NewMarket Corp.
1,083 433,720
Scotts Miracle- Gro Co. (The)
2,756 370,599
Sherwin-Williams Co. (The)
4,251 2,456,440
14,924,623
Commercial Services & Supplies - 1.0%
Cintas Corp.
7,920 2,109,571
Copart , Inc. *
22,545 1,877,322
Republic Services, Inc.
19,166 1,572,570
Rollins, Inc.
9,842 417,203
Waste Management, Inc.
14,983 1,586,850
7,563,516
Communications Equipment - 0.3%
Ciena Corp. *
7,110 385,078
Motorola Solutions, Inc.
12,280 1,720,796
Ubiquiti, Inc.
2,957 516,174
2,622,048
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.
11,132 943,994
Quanta Services, Inc.
9,010 353,462
1,297,456
Construction Materials - 0.1%
Martin Marietta Materials, Inc. 5,041 1,041,319

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0.1%
OneMain Holdings, Inc.
15,488 380,076
Santander Consumer USA
Holdings, Inc. (a) 27,419 504,784
SLM Corp.
35,013 246,141
1,131,001
Containers & Packaging - 0.5%
Avery Dennison Corp.
10,046 1,146,148
Ball Corp.
23,867 1,658,518
Crown Holdings, Inc. *
10,062 655,338
Packaging Corp. of America
5,028 501,794
3,961,798
Diversified Consumer Services - 0.0% (b)
Service Corp. International 11,226 436,579
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc., Class B * 12,644 2,257,080
Diversified Telecommunication Services - 0.9%
AT&T, Inc.
214,132 6,473,210
GCI Liberty, Inc., Class A *
3,576 254,325
Verizon Communications, Inc.
10,888 600,256
7,327,791
Electric Utilities - 2.0%
Alliant Energy Corp.
5,218 249,629
American Electric Power Co., Inc.
12,354 983,873
Entergy Corp.
17,534 1,644,865
Eversource Energy
23,290 1,939,358
FirstEnergy Corp.
22,137 858,473
NextEra Energy, Inc.
21,746 5,222,737
NRG Energy, Inc.
6,931 225,673
Southern Co. (The)
58,492 3,032,810
Xcel Energy, Inc.
27,920 1,745,000
15,902,418
Electrical Equipment - 0.2%
AMETEK, Inc.
7,316 653,831
Eaton Corp. plc
7,517 657,587
1,311,418
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A
4,687 449,061
CDW Corp.
15,278 1,774,998
Dolby Laboratories, Inc., Class A
9,601 632,418
Jabil, Inc.
10,745 344,699
Keysight Technologies, Inc. *
13,342 1,344,607
SYNNEX Corp.
4,432 530,821
Zebra Technologies Corp., Class
A * 3,165 810,082
5,886,686
Entertainment - 1.0%
Activision Blizzard, Inc.
30,573 2,320,491
Electronic Arts, Inc. *
1,967 259,742
INVESTMENTS SHARES VALUE ($)
Entertainment - 1.0% (continued)
Netflix, Inc. *
3,610 1,642,694
Roku, Inc. *
11,719 1,365,615
Spotify Technology SA *
3,073 793,418
Take-Two Interactive Software,
Inc. * 2,747 383,399
Zynga, Inc., Class A *
102,499 977,841
7,743,200
Equity Real Estate Investment Trusts (REITs) - 3.5%
Alexandria Real Estate Equities,
Inc. 5,690 923,202
American Homes 4 Rent, Class A
20,868 561,349
American Tower Corp.
18,833 4,869,084
Americold Realty Trust
9,010 327,063
Camden Property Trust
5,220 476,168
CoreSite Realty Corp.
4,925 596,220
Crown Castle International Corp.
7,872 1,317,379
CyrusOne , Inc.
15,572 1,132,863
Duke Realty Corp.
14,674 519,313
Equinix , Inc.
3,640 2,556,372
Equity LifeStyle Properties, Inc.
30,564 1,909,639
Healthpeak Properties, Inc.
35,559 980,006
Iron Mountain, Inc. (a)
13,553 353,733
Life Storage, Inc.
7,121 676,139
Medical Properties Trust, Inc.
44,470 836,036
Mid-America Apartment
Communities, Inc. 6,421 736,296
Omega Healthcare Investors, Inc.
19,035 565,911
Prologis, Inc.
32,281 3,012,786
SBA Communications Corp.
7,421 2,210,864
Spirit Realty Capital, Inc.
12,829 447,219
STORE Capital Corp.
26,813 638,418
Sun Communities, Inc.
12,779 1,733,855
WP Carey, Inc.
8,635 584,158
27,964,073
Food & Staples Retailing - 2.4%
Casey's General Stores, Inc.
4,019 600,921
Costco Wholesale Corp.
21,770 6,600,882
Kroger Co. (The)
34,731 1,175,644
Sprouts Farmers Market, Inc. *
9,020 230,822
Walmart, Inc.
86,172 10,321,682
18,929,951
Food Products - 1.2%
Campbell Soup Co.
19,885 986,893
Conagra Brands, Inc.
30,349 1,067,374
General Mills, Inc.
19,920 1,228,068
Hain Celestial Group, Inc. (The) *
8,242 259,705
Hershey Co. (The)
15,126 1,960,632
Kellogg Co.
5,241 346,220
Lamb Weston Holdings, Inc.
6,587 421,107
Mondelez International, Inc., Class
A 55,736 2,849,782
9,119,781

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 0.1%
Atmos Energy Corp. 5,458 543,508
Health Care Equipment & Supplies - 4.3%
Abbott Laboratories
26,952 2,464,221
Baxter International, Inc.
11,603 999,018
Becton Dickinson and Co.
935 223,718
Boston Scientific Corp. *
16,476 578,472
Cooper Cos., Inc. (The)
1,471 417,234
Danaher Corp.
35,984 6,363,051
DexCom , Inc. *
6,893 2,794,422
Edwards Lifesciences Corp. *
39,510 2,730,536
Hologic , Inc. *
8,007 456,399
IDEXX Laboratories, Inc. *
4,363 1,440,488
Insulet Corp. *
8,253 1,603,228
Intuitive Surgical, Inc. *
1,227 699,181
Masimo Corp. *
4,014 915,152
Medtronic plc
48,660 4,462,122
Penumbra, Inc. *
3,374 603,339
ResMed , Inc.
10,915 2,095,680
STERIS plc
3,115 477,966
Stryker Corp.
4,815 867,615
Teleflex, Inc.
5,357 1,949,841
West Pharmaceutical Services, Inc.
3,070 697,412
Zimmer Biomet Holdings, Inc.
5,362 640,008
33,479,103
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.
4,580 461,527
Anthem, Inc.
987 259,561
Cardinal Health, Inc.
8,553 446,381
Centene Corp. *
12,103 769,146
Chemed Corp.
1,649 743,814
Cigna Corp.
8,251 1,548,300
CVS Health Corp.
43,408 2,820,218
DaVita, Inc. *
10,377 821,236
Encompass Health Corp.
5,001 309,712
Humana, Inc.
6,911 2,679,740
Laboratory Corp. of America
Holdings * 1,300 215,943
McKesson Corp.
6,081 932,947
Molina Healthcare, Inc. *
2,619 466,130
Quest Diagnostics, Inc.
6,882 784,273
UnitedHealth Group, Inc.
30,286 8,932,856
Universal Health Services, Inc.,
Class B 3,522 327,158
22,518,942
Health Care Technology - 0.3%
Cerner Corp.
5,168 354,266
Veeva Systems, Inc., Class A *
7,911 1,854,497
2,208,763
Hotels, Restaurants & Leisure - 0.7%
Aramark
14,075 317,673
Chipotle Mexican Grill, Inc. *
1,529 1,609,058
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 0.7% (continued)
Domino's Pizza, Inc.
1,642 606,620
Hilton Worldwide Holdings, Inc.
10,666 783,418
Starbucks Corp.
22,014 1,620,010
Wendy's Co. (The)
11,719 255,240
5,192,019
Household Durables - 0.9%
DR Horton, Inc.
28,751 1,594,243
Garmin Ltd.
12,318 1,201,005
Lennar Corp., Class A
16,538 1,019,072
NVR, Inc. *
416 1,355,640
PulteGroup, Inc.
31,033 1,056,053
Tempur Sealy International, Inc. *
9,495 683,165
6,909,178
Household Products - 1.8%
Colgate-Palmolive Co.
4,104 300,659
Kimberly-Clark Corp.
10,267 1,451,241
Procter & Gamble Co. (The)
103,320 12,353,972
14,105,872
Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.
3,057 365,831
General Electric Co.
156,761 1,070,678
Roper Technologies, Inc.
2,052 796,709
2,233,218
Insurance - 2.2%
Allstate Corp. (The)
8,850 858,361
Aon plc, Class A
13,580 2,615,508
Arch Capital Group Ltd. *
27,319 782,689
Arthur J Gallagher & Co.
7,306 712,262
Assurant, Inc.
6,148 635,027
Chubb Ltd.
10,344 1,309,757
Cincinnati Financial Corp.
19,136 1,225,278
Fidelity National Financial, Inc.
22,711 696,319
Globe Life, Inc.
8,659 642,758
Hanover Insurance Group, Inc.
(The) 10,263 1,039,950
Markel Corp. *
611 564,057
Marsh & McLennan Cos., Inc.
23,563 2,529,959
Progressive Corp. (The)
18,242 1,461,367
RenaissanceRe Holdings Ltd.
5,603 958,281
W R Berkley Corp.
20,989 1,202,460
17,234,033
Interactive Media & Services - 3.9%
Alphabet, Inc., Class A *
13,246 18,783,490
Facebook, Inc., Class A *
34,609 7,858,666
IAC/ interactivecorp *
1,525 493,185
Match Group, Inc. *
22,931 2,454,764
Zillow Group, Inc., Class C *(a)
18,043 1,039,457
30,629,562

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. *
9,748 26,892,977
eBay, Inc.
6,812 357,290
27,250,267
IT Services - 7.4%
Accenture plc, Class A
18,822 4,041,460
Akamai Technologies, Inc. *
9,606 1,028,707
Amdocs Ltd.
12,968 789,492
Black Knight, Inc. *
6,963 505,235
Booz Allen Hamilton Holding Corp.
14,749 1,147,325
CACI International, Inc., Class A *
1,048 227,290
EPAM Systems, Inc. *
5,901 1,487,111
Fidelity National Information
Services, Inc. 30,117 4,038,389
Fiserv, Inc. *
36,294 3,543,020
FleetCor Technologies, Inc. *
3,865 972,164
Genpact Ltd.
25,779 941,449
Global Payments, Inc.
18,004 3,053,839
Jack Henry & Associates, Inc.
5,574 1,025,783
Leidos Holdings, Inc.
9,242 865,698
Mastercard , Inc., Class A
38,263 11,314,369
MongoDB, Inc. *
6,886 1,558,577
Okta , Inc. *
10,049 2,012,111
PayPal Holdings, Inc. *
17,653 3,075,682
Square, Inc., Class A *
2,733 286,801
Switch, Inc., Class A
24,014 427,930
Twilio , Inc., Class A *
2,146 470,875
VeriSign, Inc. *
2,486 514,179
Visa, Inc., Class A
73,679 14,232,572
Western Union Co. (The)
17,403 376,253
57,936,311
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.
4,263 376,721
Bio-Rad Laboratories, Inc., Class
A * 4,869 2,198,305
Bio- Techne Corp.
2,644 698,201
Bruker Corp.
19,991 813,234
Charles River Laboratories
International, Inc. * 5,176 902,436
IQVIA Holdings, Inc. *
4,015 569,648
Mettler -Toledo International, Inc. *
719 579,190
PerkinElmer, Inc.
7,350 720,962
PRA Health Sciences, Inc. *
4,114 400,251
Thermo Fisher Scientific, Inc.
14,574 5,280,743
12,539,691
Machinery - 0.7%
Cummins, Inc.
2,965 513,716
Deere & Co.
2,145 337,087
Dover Corp.
6,449 622,715
Illinois Tool Works, Inc.
7,995 1,397,926
Ingersoll Rand, Inc. *
30,526 858,391
Nordson Corp.
4,167 790,522
PACCAR, Inc.
7,323 548,127
INVESTMENTS SHARES VALUE ($)
Machinery - 0.7% (continued)
Toro Co. (The)
10,869 721,049
5,789,533
Media - 1.1%
Altice USA, Inc., Class A *
15,830 356,808
Cable One, Inc.
1,054 1,870,692
Charter Communications, Inc.,
Class A * 11,588 5,910,344
Liberty Broadband Corp., Class C *
6,124 759,131
8,896,975
Metals & Mining - 0.5%
Newmont Corp.
38,814 2,396,376
Reliance Steel & Aluminum Co.
6,974 662,042
Royal Gold, Inc.
7,028 873,721
3,932,139
Multiline Retail - 0.9%
Dollar General Corp.
18,353 3,496,430
Target Corp.
29,769 3,570,196
7,066,626
Multi-Utilities - 0.5%
CMS Energy Corp.
6,335 370,091
Dominion Energy, Inc.
5,647 458,423
MDU Resources Group, Inc.
15,343 340,308
Sempra Energy
7,766 910,408
WEC Energy Group, Inc.
22,177 1,943,814
4,023,044
Personal Products - 0.5%
Estee Lauder Cos., Inc. (The),
Class A 19,788 3,733,600
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.
104,728 6,158,006
Catalent , Inc. *
11,606 850,720
Eli Lilly and Co.
14,981 2,459,581
Horizon Therapeutics plc *
26,930 1,496,769
Johnson & Johnson
43,589 6,129,921
Merck & Co., Inc.
25,868 2,000,372
Zoetis, Inc.
31,369 4,298,808
23,394,177
Professional Services - 1.0%
CoreLogic , Inc.
9,738 654,588
CoStar Group, Inc. *
3,542 2,517,193
IHS Markit Ltd.
10,077 760,814
TransUnion
21,521 1,873,188
Verisk Analytics, Inc.
11,041 1,879,178
7,684,961
Real Estate Management & Development - 0.0% (b)
CBRE Group, Inc., Class A * 5,955 269,285

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Road & Rail - 0.5%
JB Hunt Transport Services, Inc.
4,281 515,176
Kansas City Southern
3,673 548,342
Knight-Swift Transportation
Holdings, Inc. 5,427 226,360
Old Dominion Freight Line, Inc.
9,814 1,664,356
Union Pacific Corp.
4,958 838,249
3,792,483
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. *
56,349 2,964,521
Analog Devices, Inc.
3,856 472,900
Applied Materials, Inc.
54,319 3,283,584
Broadcom, Inc.
1,018 321,291
Entegris , Inc.
9,800 578,690
Intel Corp.
129,280 7,734,822
KLA Corp.
11,766 2,288,252
Lam Research Corp.
9,980 3,228,131
Marvell Technology Group Ltd.
46,864 1,643,052
Maxim Integrated Products, Inc.
7,088 429,604
Micron Technology, Inc. *
59,100 3,044,832
Monolithic Power Systems, Inc.
3,941 934,017
NVIDIA Corp.
28,032 10,649,637
Qorvo , Inc. *
8,350 922,925
QUALCOMM, Inc.
55,557 5,067,354
Skyworks Solutions, Inc.
6,962 890,161
Teradyne, Inc.
20,819 1,759,414
Texas Instruments, Inc.
15,618 1,983,017
Universal Display Corp.
3,575 534,891
48,731,095
Software - 13.1%
Adobe, Inc. *
19,697 8,574,301
Alteryx, Inc., Class A *
10,262 1,685,841
ANSYS, Inc. *
5,600 1,633,688
Atlassian Corp. plc, Class A *
10,150 1,829,741
Autodesk, Inc. *
3,289 786,696
Avalara, Inc. *
15,051 2,003,138
Cadence Design Systems, Inc. *
19,394 1,861,048
Ceridian HCM Holding, Inc. *
7,631 604,909
Coupa Software, Inc. *
10,558 2,924,988
DocuSign, Inc. *
15,637 2,692,848
Fair Isaac Corp. *
2,575 1,076,453
Fortinet, Inc. *
10,774 1,478,947
Intuit, Inc.
3,266 967,357
Manhattan Associates, Inc. *
3,777 355,793
Microsoft Corp.
272,229 55,401,324
NortonLifeLock , Inc.
34,513 684,393
Nuance Communications, Inc. *
26,590 672,860
Oracle Corp.
13,640 753,883
Paycom Software, Inc. *
5,873 1,819,044
Paylocity Holding Corp. *
6,023 878,695
Pegasystems , Inc.
2,796 282,871
RealPage , Inc. *
6,574 427,376
RingCentral, Inc., Class A *
8,682 2,474,457
INVESTMENTS SHARES VALUE ($)
Software - 13.1% (continued)
salesforce.com, Inc. *
6,570 1,230,758
ServiceNow , Inc. *
10,495 4,251,105
Smartsheet , Inc., Class A *
11,909 606,406
Splunk , Inc. *
2,413 479,463
SS&C Technologies Holdings, Inc.
6,012 339,558
Synopsys, Inc. *
12,192 2,377,440
Trade Desk, Inc. (The), Class A *
3,934 1,599,171
Tyler Technologies, Inc. *
823 285,482
103,040,034
Specialty Retail - 2.5%
AutoNation, Inc. *
5,413 203,421
AutoZone, Inc. *
812 916,033
Best Buy Co., Inc.
9,385 819,029
Burlington Stores, Inc. *
6,149 1,210,923
CarMax, Inc. *
7,332 656,581
Carvana Co. *
12,950 1,556,590
Dick's Sporting Goods, Inc.
12,079 498,380
Floor & Decor Holdings, Inc., Class
A * 13,979 805,889
Home Depot, Inc. (The)
35,301 8,843,253
Lowe's Cos., Inc.
4,391 593,312
O'Reilly Automotive, Inc. *
1,030 434,320
Ross Stores, Inc.
2,447 208,582
TJX Cos., Inc. (The)
30,427 1,538,389
Tractor Supply Co.
4,465 588,442
Williams-Sonoma, Inc.
8,598 705,122
19,578,266
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.
158,631 57,868,589
Western Digital Corp.
7,565 333,995
58,202,584
Textiles, Apparel & Luxury Goods - 0.9%
Lululemon Athletica, Inc. *
9,777 3,050,522
NIKE, Inc., Class B
39,962 3,918,274
Skechers USA, Inc., Class A *
13,675 429,121
7,397,917
Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp. 41,075 587,783
Tobacco - 0.2%
Philip Morris International, Inc. 21,497 1,506,080
Trading Companies & Distributors - 0.3%
Fastenal Co.
31,130 1,333,609
Watsco , Inc.
3,619 643,096
WW Grainger, Inc.
1,054 331,125
2,307,830

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Water Utilities - 0.3%
American Water Works Co., Inc.
15,464 1,989,598
Essential Utilities, Inc.
15,473 653,580
2,643,178
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. *
36,175 3,767,626
United States Cellular Corp. *
8,028 247,825
4,015,451
TOTAL COMMON STOCKS
(Cost $552,836,681) 775,064,185
NO. OF
RIGHTS
RIGHTS - 0.0% (b)
Wireless Telecommunication Services - 0.0% (b)
T-Mobile US, Inc., expiring
7/27/2020 *
(Cost $37,901) 7,896 1,326
SHARES
SHORT-TERM INVESTMENTS - 1.4%
INVESTMENT COMPANIES - 1.4%
Limited Purpose Cash Investment
Fund, 0.34% (c)
(Cost $11,269,857) 11,269,973 11,272,227
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(c)(d) 289,779 289,779
Limited Purpose Cash Investment
Fund 0.34% (c)(d) 861,972 862,145
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,151,751) 1,151,924
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.2%
(Cost $565,296,190) 787,489,662
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.2)% (e) (1,525,580)
NET ASSETS - 100.0% 785,964,082
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 58,614,304 7.5%
Consumer Discretionary 84,085,571 10.7
Consumer Staples 60,866,651 7.8
Financials 50,890,054 6.5
Health Care 121,075,518 15.4
Industrials 47,909,270 6.1
Information Technology 276,418,758 35.2
Materials 23,859,880 3.0
Real Estate 28,233,358 3.5
Utilities 23,112,147 2.9
Short-Term Investments 11,272,227 1.4
Securities Lending Collateral 1,151,924 0.2
Total Investments In Securities
At Value 787,489,662 100.2
Liabilities in Excess of Other
Assets (e ) (1,525,580) (0.2)
Net Assets
$ 785,964,082 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was
$1,126,045.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 48 9/2020 USD $ 7,416,480 $ 159,446
$ 159,446

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.9%
Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc. *
14,875 589,645
AeroVironment , Inc. *
813 64,739
Axon Enterprise, Inc. *
10,070 988,169
Maxar Technologies, Inc. (a)
21,965 394,492
Mercury Systems, Inc. *
9,453 743,573
Park Aerospace Corp.
6,608 73,613
Vectrus , Inc. *
4,424 217,351
3,071,582
Air Freight & Logistics - 0.2%
Forward Air Corp.
2,309 115,034
Hub Group, Inc., Class A *
5,388 257,870
Radiant Logistics, Inc. *
5,499 21,611
394,515
Airlines - 0.1%
Allegiant Travel Co. (a) 2,096 228,904
Auto Components - 0.6%
Adient plc *
13,727 225,397
Gentherm , Inc. *
3,681 143,191
LCI Industries
5,360 616,293
Standard Motor Products, Inc.
2,573 106,008
Visteon Corp. *
2,974 203,719
1,294,608
Automobiles - 0.3%
Winnebago Industries, Inc. 8,594 572,532
Banks - 2.6%
Bancorp, Inc. (The) *
13,272 130,066
Camden National Corp.
3,937 135,984
City Holding Co.
1,741 113,461
Columbia Banking System, Inc.
2,045 57,966
Community Bank System, Inc.
8,462 482,503
CVB Financial Corp.
13,498 252,953
Dime Community Bancshares, Inc.
3,489 47,904
First Financial Bankshares , Inc.
21,680 626,335
First Financial Corp.
1,578 58,134
First Foundation, Inc.
10,500 171,570
German American Bancorp, Inc.
4,845 150,680
Glacier Bancorp, Inc.
9,301 328,232
Great Southern Bancorp, Inc.
817 32,974
Hilltop Holdings, Inc.
14,870 274,351
Independent Bank Corp.
3,213 215,560
Lakeland Financial Corp.
4,049 188,643
NBT Bancorp, Inc.
5,548 170,656
Nicolet Bankshares , Inc. *
1,727 94,640
Old National Bancorp
16,384 225,444
Park National Corp.
792 55,741
QCR Holdings, Inc.
3,458 107,820
ServisFirst Bancshares, Inc.
7,083 253,288
South State Corp.
3,193 152,178
Southside Bancshares, Inc.
3,946 109,383
Stock Yards Bancorp, Inc.
5,577 224,195
INVESTMENTS SHARES VALUE ($)
Banks - 2.6% (continued)
Tompkins Financial Corp.
1,707 110,562
Triumph Bancorp, Inc. *
3,556 86,304
Trustmark Corp.
3,944 96,707
United Community Banks, Inc.
6,335 127,460
Valley National Bancorp
8,863 69,309
Westamerica Bancorp
4,980 285,952
5,436,955
Beverages - 0.8%
Boston Beer Co., Inc. (The), Class
A *(a) 2,329 1,249,858
Celsius Holdings, Inc. *
27,231 320,509
National Beverage Corp. *
2,297 140,163
1,710,530
Biotechnology - 12.2%
ACADIA Pharmaceuticals, Inc. *
25,173 1,220,135
Acceleron Pharma, Inc. *
9,123 869,148
Adverum Biotechnologies, Inc. *
23,648 493,770
Agenus, Inc. *(a)
49,451 194,342
Akebia Therapeutics, Inc. *
21,297 289,213
Allakos , Inc. *(a)
9,383 674,262
Anavex Life Sciences Corp. *(a)
32,188 158,365
Anika Therapeutics, Inc. *
4,265 160,918
Apellis Pharmaceuticals, Inc. *
15,319 500,319
Arcus Biosciences, Inc. *
13,219 327,038
Ardelyx , Inc. *(a)
38,453 266,095
Arrowhead Pharmaceuticals, Inc.
*(a) 17,934 774,569
Assembly Biosciences, Inc. *
6,047 141,016
Athersys , Inc. *(a)
52,267 144,257
Avid Bioservices , Inc. *(a)
25,915 170,132
Avrobio , Inc. *
3,704 64,635
BioCryst Pharmaceuticals, Inc. *
13,464 64,156
BioSpecifics Technologies Corp. *
1,801 110,365
Bioxcel Therapeutics, Inc. *
7,547 400,066
Catalyst Pharmaceuticals, Inc. *
24,887 114,978
CEL-SCI Corp. *(a)
16,064 239,675
ChemoCentryx , Inc. *
12,335 709,756
Coherus Biosciences, Inc. *
13,973 249,558
Constellation Pharmaceuticals,
Inc. * 9,055 272,103
CTI BioPharma Corp. *
14,661 17,007
Cue Biopharma, Inc. *
10,746 263,384
Cytokinetics, Inc. *(a)
18,357 432,674
Deciphera Pharmaceuticals, Inc. *
11,343 677,404
Denali Therapeutics, Inc. *
3,325 80,399
Dicerna Pharmaceuticals, Inc. *
16,264 413,106
Eagle Pharmaceuticals, Inc. *
1,318 63,238
Editas Medicine, Inc. *
5,912 174,877
Eidos Therapeutics, Inc. *(a)
9,337 445,095
Emergent BioSolutions , Inc. *
7,028 555,774
Epizyme , Inc. *
21,788 349,915
Fate Therapeutics, Inc. *
15,338 526,247
G1 Therapeutics, Inc. *
4,485 108,806

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 12.2% (continued)
Global Blood Therapeutics, Inc. *(a)
9,398 593,296
Halozyme Therapeutics, Inc. *
21,957 588,667
ImmunoGen , Inc. *
52,746 242,632
Immunomedics , Inc. *
24,113 854,565
Inovio Pharmaceuticals, Inc. *(a)
35,986 969,823
Intellia Therapeutics, Inc. *(a)
2,867 60,264
Intercept Pharmaceuticals, Inc. *
2,154 103,198
Iovance Biotherapeutics , Inc. *
23,532 645,953
Ironwood Pharmaceuticals, Inc. *
10,172 104,975
Jounce Therapeutics, Inc. *
14,917 102,927
Kadmon Holdings, Inc. *
49,839 255,176
Karyopharm Therapeutics, Inc. *
16,081 304,574
Kiniksa Pharmaceuticals Ltd., Class
A * 9,679 246,621
Krystal Biotech, Inc. *
5,441 225,366
MacroGenics , Inc. *
3,044 84,988
Madrigal Pharmaceuticals, Inc. *(a)
511 57,871
Mersana Therapeutics, Inc. *
25,314 592,348
Mirati Therapeutics, Inc. *
6,959 794,509
Momenta Pharmaceuticals, Inc. *
21,548 716,902
Natera , Inc. *
15,848 790,181
Neubase Therapeutics, Inc. *
380 3,336
Novavax , Inc. *(a)
20,334 1,694,839
PDL BioPharma , Inc. *
34,242 99,644
Pfenex , Inc. *
21,139 176,511
Protagonist Therapeutics, Inc. *
3,904 68,945
PTC Therapeutics, Inc. *
11,555 586,301
Replimune Group, Inc. *
2,874 71,419
Sangamo Therapeutics, Inc. *
5,379 48,196
Sorrento Therapeutics, Inc. *(a)
19,767 124,137
Syndax Pharmaceuticals, Inc. *
15,618 231,459
Syros Pharmaceuticals, Inc. *
10,466 111,568
TG Therapeutics, Inc. *
30,306 590,361
Translate Bio, Inc. *
9,448 169,308
VBI Vaccines, Inc. *
25,603 79,369
Veracyte , Inc. *
4,374 113,287
XBiotech , Inc. *(a)
13,747 188,471
25,408,784
Building Products - 2.7%
AAON, Inc. (a)
10,484 569,176
Advanced Drainage Systems, Inc.
15,553 768,318
Builders FirstSource , Inc. *
26,387 546,211
CSW Industrials, Inc.
4,351 300,698
Gibraltar Industries, Inc. *
6,592 316,482
Griffon Corp.
10,726 198,645
Masonite International Corp. *
3,606 280,475
Patrick Industries, Inc.
2,961 181,361
Simpson Manufacturing Co., Inc.
7,030 593,051
Trex Co., Inc. *
9,810 1,275,987
UFP Industries, Inc.
12,965 641,897
5,672,301
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.9%
Artisan Partners Asset
Management, Inc., Class A 12,956 421,070
B Riley Financial, Inc.
9,128 198,625
Cohen & Steers, Inc.
11,365 773,388
Focus Financial Partners, Inc.,
Class A * 2,099 69,372
Hamilton Lane, Inc., Class A
10,616 715,200
Houlihan Lokey , Inc.
11,729 652,601
INTL. FCStone , Inc. *
4,013 220,715
Moelis & Co., Class A
5,618 175,057
Oppenheimer Holdings, Inc., Class
A 5,134 111,870
PJT Partners, Inc., Class A
6,882 353,322
Stifel Financial Corp.
4,111 194,985
Virtus Investment Partners, Inc.
1,172 136,292
4,022,497
Chemicals - 0.8%
American Vanguard Corp.
8,397 115,543
Balchem Corp.
2,839 269,308
Chase Corp.
998 102,295
FutureFuel Corp.
4,432 52,962
Hawkins, Inc.
2,852 121,438
Innospec , Inc.
4,485 346,466
PolyOne Corp.
2,578 67,621
Stepan Co.
4,145 402,479
Tredegar Corp.
5,667 87,272
1,565,384
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.
3,325 120,697
Brady Corp., Class A
13,305 622,940
Casella Waste Systems, Inc., Class
A * 10,160 529,539
Cimpress plc (Ireland) *
3,018 230,394
Ennis, Inc.
8,343 151,342
Kimball International, Inc., Class B
817 9,445
McGrath RentCorp
6,667 360,085
MSA Safety, Inc.
6,109 699,114
SP Plus Corp. *
4,630 95,887
Tetra Tech, Inc.
9,897 783,051
UniFirst Corp.
2,603 465,807
4,068,301
Communications Equipment - 1.3%
Calix, Inc. *
15,269 227,508
Comtech Telecommunications
Corp. 3,485 58,862
Digi International, Inc. *
7,467 86,990
Harmonic, Inc. *
46,168 219,298
Infinera Corp. *(a)
42,080 249,114
Inseego Corp. *(a)
24,178 280,465
Lumentum Holdings, Inc. *(a)
11,899 968,935
NetScout Systems, Inc. *
4,750 121,410

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Communications Equipment - 1.3% (continued)
Viavi Solutions, Inc. *
41,293 526,073
2,738,655
Construction & Engineering - 0.8%
Aegion Corp. *
6,788 107,726
Ameresco , Inc., Class A *
10,910 303,080
Construction Partners, Inc., Class
A * 13,798 245,052
EMCOR Group, Inc.
5,724 378,585
Great Lakes Dredge & Dock Corp. *
17,584 162,828
MasTec , Inc. *
1,379 61,876
MYR Group, Inc. *
2,587 82,551
Northwest Pipe Co. *
3,871 97,046
WillScot Corp. *
15,568 191,331
1,630,075
Construction Materials - 0.4%
Forterra , Inc. *
28,340 316,274
Summit Materials, Inc., Class A *
26,157 420,605
736,879
Consumer Finance - 0.3%
Encore Capital Group, Inc. *
6,877 235,056
Nelnet, Inc., Class A
3,709 177,068
PRA Group, Inc. *
7,976 308,352
720,476
Containers & Packaging - 0.1%
Greif, Inc., Class A
3,017 103,815
UFP Technologies, Inc. *
2,211 97,417
201,232
Diversified Consumer Services - 1.3%
Carriage Services, Inc.
4,901 88,806
Chegg , Inc. *
17,353 1,167,163
Collectors Universe, Inc.
6,586 225,768
Laureate Education, Inc., Class A *
17,077 170,172
Perdoceo Education Corp. *(a)
7,614 121,291
Strategic Education, Inc.
3,675 564,664
WW International, Inc. *
11,812 299,789
2,637,653
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. * 17,462 717,688
Diversified Telecommunication Services - 1.0%
Anterix , Inc. *
4,179 189,476
ATN International, Inc.
1,620 98,123
Bandwidth, Inc., Class A *
2,795 354,965
Cogent Communications Holdings,
Inc. 8,741 676,204
Consolidated Communications
Holdings, Inc. * 15,997 108,300
Iridium Communications, Inc. *
23,577 599,799
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - 1.0% (continued)
Ooma , Inc. *(a)
7,459 122,924
2,149,791
Electric Utilities - 0.6%
Genie Energy Ltd., Class B
1,109 8,162
MGE Energy, Inc.
5,640 363,837
PNM Resources, Inc.
8,594 330,353
Portland General Electric Co.
10,806 451,799
1,154,151
Electrical Equipment - 1.7%
Allied Motion Technologies, Inc.
3,486 123,056
Atkore International Group, Inc. *
13,668 373,820
Encore Wire Corp.
1,626 79,381
Generac Holdings, Inc. *
10,702 1,304,895
Plug Power, Inc. *(a)
66,682 547,459
Powell Industries, Inc.
2,728 74,720
Sunrun , Inc. *
8,063 159,002
Vicor Corp. *
7,994 575,168
Vivint Solar, Inc. *(a)
19,643 194,466
3,431,967
Electronic Equipment, Instruments & Components - 1.6%
Badger Meter, Inc.
4,150 261,118
Benchmark Electronics, Inc.
5,163 111,521
Fabrinet (Thailand) *
2,494 155,675
FARO Technologies, Inc. *
3,065 164,284
II-VI, Inc. *(a)
4,581 216,315
Insight Enterprises, Inc. *
2,863 140,860
Itron , Inc. *
8,012 530,795
Knowles Corp. *
13,517 206,269
Methode Electronics, Inc.
5,020 156,925
nLight , Inc. *
2,508 55,828
Novanta , Inc. *
3,524 376,257
PC Connection, Inc.
5,818 269,723
Plexus Corp. *
3,476 245,267
Sanmina Corp. *
5,382 134,765
TTM Technologies, Inc. *
11,913 141,288
Vishay Intertechnology , Inc.
5,473 83,573
3,250,463
Entertainment - 0.1%
Eros International plc (India) *(a)
17,282 54,611
Glu Mobile, Inc. *
7,547 69,961
124,572
Equity Real Estate Investment Trusts (REITs) - 5.5%
Agree Realty Corp.
8,173 537,048
Community Healthcare Trust, Inc.
7,091 290,022
Easterly Government Properties,
Inc. 11,071 255,962
EastGroup Properties, Inc.
7,282 863,718
Essential Properties Realty Trust,
Inc. 10,425 154,707
Farmland Partners, Inc.
8,811 60,355

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 5.5% (continued)
First Industrial Realty Trust, Inc.
23,970 921,407
Getty Realty Corp.
6,705 199,004
Global Medical REIT, Inc.
5,056 57,284
Global Net Lease, Inc.
13,759 230,188
Healthcare Realty Trust, Inc.
9,104 266,656
Independence Realty Trust, Inc.
24,185 277,886
Industrial Logistics Properties Trust
4,199 86,289
Innovative Industrial Properties, Inc.
2,833 249,361
Investors Real Estate Trust
3,628 255,738
iStar , Inc.
16,293 200,730
Lexington Realty Trust
56,826 599,514
Monmouth Real Estate Investment
Corp. 9,260 134,177
National Storage Affiliates Trust
16,655 477,332
NexPoint Residential Trust, Inc.
4,610 162,964
Office Properties Income Trust
7,373 191,477
Physicians Realty Trust
14,009 245,438
Piedmont Office Realty Trust, Inc.,
Class A 21,461 356,467
PotlatchDeltic Corp.
9,182 349,191
QTS Realty Trust, Inc., Class A
11,843 759,018
Rexford Industrial Realty, Inc.
22,244 921,569
Safehold , Inc.
9,699 557,596
STAG Industrial, Inc.
16,731 490,553
Terreno Realty Corp.
14,403 758,174
UMH Properties, Inc.
9,125 117,986
Universal Health Realty Income
Trust 3,825 304,049
Washington REIT
3,917 86,957
11,418,817
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings,
Inc. * 24,266 904,394
Ingles Markets, Inc., Class A
5,612 241,709
Natural Grocers by Vitamin
Cottage, Inc. 4,394 65,383
PriceSmart , Inc.
4,151 250,430
Rite Aid Corp. *(a)
16,269 277,549
SpartanNash Co.
7,186 152,702
United Natural Foods, Inc. *
5,289 96,313
Weis Markets, Inc.
5,134 257,316
2,245,796
Food Products - 1.8%
B&G Foods, Inc.
8,104 197,576
Cal-Maine Foods, Inc. *
3,830 170,358
Darling Ingredients, Inc. *
27,352 673,406
Fresh Del Monte Produce, Inc.
8,599 211,707
Freshpet , Inc. *
8,694 727,340
Hostess Brands, Inc. *
15,381 187,956
J & J Snack Foods Corp.
2,196 279,177
John B Sanfilippo & Son, Inc.
2,627 224,162
Lancaster Colony Corp.
3,324 515,187
Landec Corp. *(a)
5,369 42,737
Sanderson Farms, Inc.
2,008 232,707
INVESTMENTS SHARES VALUE ($)
Food Products - 1.8% (continued)
Seneca Foods Corp., Class A *
2,254 76,208
Tootsie Roll Industries, Inc.
8,455 289,753
3,828,274
Gas Utilities - 0.2%
Chesapeake Utilities Corp.
1,415 118,860
Northwest Natural Holding Co.
1,485 82,848
Southwest Gas Holdings, Inc.
1,319 91,077
Spire, Inc.
1,318 86,606
379,391
Health Care Equipment & Supplies - 4.9%
Alphatec Holdings, Inc. *
35,006 164,528
Antares Pharma, Inc. *
29,464 81,026
Apyx Medical Corp. *
17,904 99,367
AtriCure , Inc. *
7,974 358,431
Cardiovascular Systems, Inc. *
4,247 133,993
Conformis , Inc. *
36,604 30,015
CryoPort , Inc. *(a)
14,193 429,338
Cutera , Inc. *
4,240 51,601
CytoSorbents Corp. *
6,498 64,330
GenMark Diagnostics, Inc. *
7,067 103,956
Globus Medical, Inc., Class A *
15,392 734,352
Haemonetics Corp. *
7,751 694,180
Heska Corp. *
1,537 143,202
Integer Holdings Corp. *
4,009 292,858
Invacare Corp.
16,892 107,602
iRadimed Corp. *
3,028 70,280
iRhythm Technologies, Inc. *
4,474 518,492
Meridian Bioscience, Inc. *
3,656 85,148
Mesa Laboratories, Inc.
306 66,341
Natus Medical, Inc. *
4,033 88,000
Neogen Corp. *
5,777 448,295
Nevro Corp. *
6,358 759,590
Novocure Ltd. *
15,738 933,263
NuVasive , Inc. *
8,565 476,728
OraSure Technologies, Inc. *
8,810 102,460
OrthoPediatrics Corp. *
2,648 115,877
Quidel Corp. *(a)
6,853 1,533,290
STAAR Surgical Co. *
7,313 450,042
Tandem Diabetes Care, Inc. *
6,677 660,489
Zynex , Inc. *(a)
14,541 361,635
10,158,709
Health Care Providers & Services - 2.4%
Addus HomeCare Corp. *
3,970 367,463
Amedisys , Inc. *
4,975 987,736
AMN Healthcare Services, Inc. *
5,763 260,718
Catasys , Inc. *(a)
6,196 153,289
Community Health Systems, Inc. *
47,940 144,299
Cross Country Healthcare, Inc. *
15,493 95,437
Hanger, Inc. *
5,057 83,744
Joint Corp. (The) *
8,005 122,236
LHC Group, Inc. *
5,798 1,010,707
Magellan Health, Inc. *
816 59,552

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.4% (continued)
MedCath Corp. (3)*(b)
10,300 –
National HealthCare Corp.
1,781 112,987
National Research Corp.
5,727 333,369
Owens & Minor, Inc.
27,944 212,933
Patterson Cos., Inc.
4,926 108,372
Providence Service Corp. (The) *
1,392 109,843
R1 RCM, Inc. *
26,891 299,835
RadNet , Inc. *
12,077 191,662
Select Medical Holdings Corp. *
17,364 255,772
Tenet Healthcare Corp. *
4,928 89,246
4,999,200
Health Care Technology - 1.8%
HealthStream , Inc. *
3,591 79,469
Inovalon Holdings, Inc., Class A *(a)
37,474 721,749
Inspire Medical Systems, Inc. *
6,171 537,000
Simulations Plus, Inc.
5,449 325,959
Tabula Rasa HealthCare, Inc. *(a)
1,574 86,145
Teladoc Health, Inc. *
10,847 2,070,042
3,820,364
Hotels, Restaurants & Leisure - 1.4%
Churchill Downs, Inc.
7,224 961,876
El Pollo Loco Holdings, Inc. *(a)
8,082 119,290
Marriott Vacations Worldwide Corp.
691 56,807
Papa John's International, Inc.
6,539 519,262
Penn National Gaming, Inc. *(a)
8,465 258,521
Texas Roadhouse, Inc.
5,134 269,894
Wingstop , Inc.
4,975 691,376
2,877,026
Household Durables - 2.8%
Cavco Industries, Inc. *
1,397 269,411
Helen of Troy Ltd. *
4,221 795,912
Installed Building Products, Inc. *
6,295 432,970
KB Home
17,285 530,304
LGI Homes, Inc. *(a)
2,958 260,393
M/I Homes, Inc. *
8,434 290,467
MDC Holdings, Inc.
8,583 306,413
Meritage Homes Corp. *
9,901 753,664
Purple Innovation, Inc. *
23,759 427,662
Sonos , Inc. *
17,201 251,651
Taylor Morrison Home Corp. *
13,721 264,678
TopBuild Corp. *
6,802 773,864
TRI Pointe Group, Inc. *
14,403 211,580
Universal Electronics, Inc. *
4,653 217,853
5,786,822
Household Products - 0.3%
Central Garden & Pet Co., Class A *
5,270 178,073
WD-40 Co.
1,967 390,056
568,129
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - 1.1%
Clearway Energy, Inc., Class C
36,392 839,199
Ormat Technologies, Inc. (a)
10,242 650,265
TerraForm Power, Inc., Class A
46,913 865,076
2,354,540
Insurance - 1.7%
Ambac Financial Group, Inc. *
5,697 81,581
AMERISAFE, Inc.
3,113 190,391
CNO Financial Group, Inc.
3,692 57,484
eHealth, Inc. *
4,525 444,536
Enstar Group Ltd. *
1,086 165,908
FBL Financial Group, Inc., Class A
268 9,619
Goosehead Insurance, Inc., Class
A * 8,641 649,458
HCI Group, Inc.
1,716 79,245
Heritage Insurance Holdings, Inc.
8,281 108,398
Horace Mann Educators Corp.
3,234 118,785
Kinsale Capital Group, Inc.
4,907 761,615
RLI Corp.
8,001 656,882
Safety Insurance Group, Inc.
1,026 78,243
Trupanion , Inc. *(a)
2,366 101,005
3,503,150
Interactive Media & Services - 0.2%
EverQuote , Inc., Class A * 8,170 475,167
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A *
2,726 54,575
PetMed Express, Inc.
5,321 189,640
Rubicon Project, Inc. (The) *
33,077 220,624
Stamps.com, Inc. *
3,128 574,582
1,039,421
IT Services - 2.7%
Cardtronics plc, Class A *
5,551 133,113
CSG Systems International, Inc.
8,453 349,870
EVERTEC, Inc.
10,569 296,989
ExlService Holdings, Inc. *
3,616 229,254
Hackett Group, Inc. (The)
6,253 84,666
I3 Verticals, Inc., Class A *
3,692 111,683
KBR, Inc.
28,091 633,452
Limelight Networks, Inc. *
43,676 321,455
ManTech International Corp., Class
A 7,994 547,509
MAXIMUS, Inc.
2,176 153,299
NIC, Inc.
15,733 361,230
Perficient , Inc. *
10,198 364,884
Perspecta , Inc.
30,796 715,391
Science Applications International
Corp. 9,970 774,470
Sykes Enterprises, Inc. *
2,025 56,011
TTEC Holdings, Inc.
12,078 562,352
5,695,628

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Leisure Products - 0.4%
Acushnet Holdings Corp.
13,251 461,002
Malibu Boats, Inc., Class A *
1,876 97,458
Sturm Ruger & Co., Inc.
1,771 134,596
Vista Outdoor, Inc. *
12,155 175,640
868,696
Life Sciences Tools & Services - 1.9%
Luminex Corp.
4,789 155,786
Medpace Holdings, Inc. *
7,170 666,953
NanoString Technologies, Inc. *
9,719 285,253
NeoGenomics , Inc. *
19,700 610,306
Quanterix Corp. *(a)
3,818 104,575
Repligen Corp. *
8,487 1,049,078
Syneos Health, Inc. *
17,396 1,013,317
3,885,268
Machinery - 3.0%
Alamo Group, Inc.
2,710 278,154
Astec Industries, Inc.
3,107 143,885
Columbus McKinnon Corp.
3,124 104,498
Douglas Dynamics, Inc.
3,701 129,979
Energy Recovery, Inc. *(a)
13,179 100,095
ESCO Technologies, Inc.
7,019 593,316
Evoqua Water Technologies Corp. *
26,346 490,036
Federal Signal Corp.
17,304 514,448
Franklin Electric Co., Inc.
7,977 418,952
Helios Technologies, Inc.
2,328 86,718
Kadant , Inc.
1,365 136,036
Lindsay Corp.
1,783 164,411
Meritor, Inc. *
3,997 79,141
Mueller Industries, Inc.
5,922 157,407
Mueller Water Products, Inc., Class
A 9,694 91,414
Omega Flex, Inc.
1,548 163,778
Proto Labs, Inc. *
826 92,900
RBC Bearings, Inc. *
2,383 319,417
Rexnord Corp.
18,862 549,827
Shyft Group, Inc. (The)
11,262 189,652
SPX Corp. *
9,549 392,941
SPX FLOW, Inc. *
5,493 205,658
Tennant Co.
3,308 215,053
Watts Water Technologies, Inc.,
Class A 6,652 538,812
6,156,528
Marine - 0.1%
Costamare , Inc. (Monaco) (a) 32,670 181,645
Media - 0.5%
Cardlytics, Inc. *(a)
7,970 557,741
TechTarget , Inc. *
8,135 244,294
TEGNA, Inc.
19,456 216,740
Tribune Publishing Co.
10,081 100,709
1,119,484
INVESTMENTS SHARES VALUE ($)
Metals & Mining - 0.7%
Coeur Mining, Inc. *
34,942 177,505
Commercial Metals Co.
18,390 375,156
Compass Minerals International,
Inc. 1,886 91,942
Gold Resource Corp.
15,551 63,915
Hecla Mining Co.
50,702 165,796
Novagold Resources, Inc. (Canada)
* 55,145 506,231
1,380,545
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 16,083 457,722
Multiline Retail - 0.0% (c)
Big Lots, Inc. 2,167 91,014
Multi-Utilities - 0.5%
Avista Corp.
8,790 319,868
Black Hills Corp.
4,835 273,951
NorthWestern Corp.
5,815 317,034
Unitil Corp.
4,831 216,525
1,127,378
Oil, Gas & Consumable Fuels - 0.8%
CNX Resources Corp. *(a)
24,680 213,482
DHT Holdings, Inc. (a)
41,074 210,710
Dorian LPG Ltd. *
19,760 152,942
International Seaways, Inc.
8,508 139,021
Nordic American Tankers Ltd.
51,044 207,239
Overseas Shipholding Group, Inc.,
Class A * 40,815 75,916
Renewable Energy Group, Inc. *(a)
7,755 192,169
Scorpio Tankers, Inc. (Monaco)
10,008 128,202
SFL Corp. Ltd. (Norway)
16,112 149,680
Teekay Corp. *(a)
29,817 71,561
Teekay Tankers Ltd., Class A *(a)
13,772 176,557
1,717,479
Paper & Forest Products - 0.6%
Boise Cascade Co.
10,075 378,921
Clearwater Paper Corp. *
5,366 193,874
Louisiana-Pacific Corp.
13,385 343,325
P H Glatfelter Co.
9,467 151,945
Schweitzer-Mauduit International,
Inc. 3,978 132,905
1,200,970
Personal Products - 0.3%
Edgewell Personal Care Co. *
2,853 88,900
elf Beauty, Inc. *
16,301 310,860
Lifevantage Corp. *
6,054 81,850
USANA Health Sciences, Inc. *
1,984 145,685
627,295

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - 2.5%
Axsome Therapeutics, Inc. *
7,207 592,992
BioDelivery Sciences International,
Inc. * 37,790 164,764
Collegium Pharmaceutical, Inc. *
9,983 174,702
Corcept Therapeutics, Inc. *
21,695 364,910
Intra-Cellular Therapies, Inc. *
14,956 383,921
Kala Pharmaceuticals, Inc. *
9,170 96,377
Lannett Co., Inc. *
13,208 95,890
MyoKardia , Inc. *
10,927 1,055,767
Ocular Therapeutix , Inc. *(a)
17,206 143,326
Odonate Therapeutics, Inc. *
8,093 342,658
Omeros Corp. *(a)
3,937 57,953
Pacira BioSciences , Inc. *
4,494 235,800
Paratek Pharmaceuticals, Inc. *(a)
12,277 64,086
Prestige Consumer Healthcare,
Inc. * 9,656 362,679
Reata Pharmaceuticals, Inc., Class
A * 5,066 790,397
Recro Pharma, Inc. *
17,538 79,798
Revance Therapeutics, Inc. *
12,022 293,577
5,299,597
Professional Services - 1.4%
ASGN, Inc. *
1,260 84,017
CBIZ, Inc. *
11,492 275,463
CRA International, Inc.
2,110 83,345
Exponent, Inc.
10,996 889,906
Franklin Covey Co. *
3,607 77,190
FTI Consulting, Inc. *
6,021 689,705
Huron Consulting Group, Inc. *
6,817 301,652
ICF International, Inc.
3,460 224,312
Kforce , Inc.
4,151 121,417
TriNet Group, Inc. *
1,256 76,541
2,823,548
Real Estate Management & Development - 0.6%
eXp World Holdings, Inc. *
5,095 86,870
Redfin Corp. *
20,905 876,128
St Joe Co. (The) *
9,676 187,908
1,150,906
Road & Rail - 0.7%
Heartland Express, Inc. (a)
9,171 190,940
Marten Transport Ltd.
7,549 189,933
Saia, Inc. *
5,874 653,071
Universal Logistics Holdings, Inc.
546 9,490
Werner Enterprises, Inc.
11,455 498,636
1,542,070
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Energy Industries, Inc. *
6,811 461,718
Alpha & Omega Semiconductor
Ltd. * 10,047 109,311
Ambarella , Inc. *
8,075 369,835
Amkor Technology, Inc. *
55,758 686,381
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 6.1% (continued)
Axcelis Technologies, Inc. *
3,701 103,073
Brooks Automation, Inc.
13,692 605,734
Cabot Microelectronics Corp.
4,592 640,768
CEVA, Inc. *
2,986 111,736
Cirrus Logic, Inc. *
11,388 703,551
Diodes, Inc. *
11,551 585,636
Enphase Energy, Inc. *
20,888 993,642
FormFactor , Inc. *
22,937 672,742
Ichor Holdings Ltd. *
5,523 146,801
Impinj , Inc. *(a)
6,623 181,934
Inphi Corp. *
8,925 1,048,687
Lattice Semiconductor Corp. *
29,839 847,129
MACOM Technology Solutions
Holdings, Inc. * 17,013 584,397
NeoPhotonics Corp. *
16,513 146,635
PDF Solutions, Inc. *
17,437 341,068
Photronics , Inc. *
22,755 253,263
Power Integrations, Inc.
6,604 780,131
Rambus, Inc. *
16,788 255,178
Semtech Corp. *
1,440 75,197
Silicon Laboratories, Inc. *
6,346 636,313
SMART Global Holdings, Inc. *
6,089 165,499
SunPower Corp. *(a)
30,897 236,671
Synaptics , Inc. *
7,939 477,293
Ultra Clean Holdings, Inc. *
12,554 284,097
Veeco Instruments, Inc. *
17,613 237,599
12,742,019
Software - 4.8%
Agilysys , Inc. *
8,869 159,110
American Software, Inc., Class A
6,007 94,670
Appfolio , Inc., Class A *
6,144 999,690
Appian Corp. *(a)
13,023 667,429
Avaya Holdings Corp. *
4,608 56,955
Blackline, Inc. *
11,595 961,341
Bottomline Technologies DE, Inc. *
1,138 57,776
Box, Inc., Class A *
6,088 126,387
ChannelAdvisor Corp. *
4,396 69,633
Cloudera, Inc. *
14,739 187,480
Digital Turbine, Inc. *
41,614 523,088
eGain Corp. *
10,249 113,866
Envestnet , Inc. *
2,621 192,748
Everbridge , Inc. *
5,508 762,087
Five9, Inc. *
10,228 1,131,933
Intelligent Systems Corp. *
4,577 155,984
J2 Global, Inc. *
2,031 128,380
LivePerson , Inc. *
4,928 204,167
Model N, Inc. *
12,433 432,171
OneSpan , Inc. *
6,267 175,037
Progress Software Corp.
4,540 175,925
Q2 Holdings, Inc. *
9,018 773,654
QAD, Inc., Class A
1,341 55,357
Qualys , Inc. *
4,695 488,374
Sailpoint Technologies Holdings,
Inc. * 3,120 82,586

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Software - 4.8% (continued)
SecureWorks Corp., Class A *
5,527 63,174
SPS Commerce, Inc. *
6,879 516,750
Telenav , Inc. *
3,789 20,802
Tenable Holdings, Inc. *
2,802 83,528
Varonis Systems, Inc. *
4,741 419,484
9,879,566
Specialty Retail - 2.6%
America's Car-Mart, Inc. *
1,973 173,367
Asbury Automotive Group, Inc. *
3,134 242,352
Buckle, Inc. (The)
11,341 177,827
Camping World Holdings, Inc.,
Class A 5,431 147,506
Cato Corp. (The), Class A
9,487 77,604
Group 1 Automotive, Inc.
2,843 187,553
Hibbett Sports, Inc. *
6,366 133,304
Lithia Motors, Inc., Class A
5,226 790,851
Murphy USA, Inc. *
5,201 585,581
National Vision Holdings, Inc. *
13,425 409,731
Office Depot, Inc.
59,634 140,140
Rent-A-Center, Inc.
7,900 219,778
RH *(a)
4,492 1,118,059
Sleep Number Corp. *
2,178 90,692
Sonic Automotive, Inc., Class A
14,301 456,345
Sportsman's Warehouse Holdings,
Inc. * 20,074 286,054
Zumiez , Inc. *
8,680 237,658
5,474,402
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc. * 14,210 103,307
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc. *
5,210 191,832
Deckers Outdoor Corp. *
5,037 989,216
Rocky Brands, Inc.
3,394 69,781
Steven Madden Ltd.
12,066 297,910
1,548,739
Thrifts & Mortgage Finance - 1.3%
Capitol Federal Financial, Inc.
27,781 305,869
Columbia Financial, Inc. *
9,735 135,852
Federal Agricultural Mortgage
Corp., Class C 1,861 119,123
HomeStreet , Inc.
2,415 59,433
Meta Financial Group, Inc.
9,017 163,839
Mr Cooper Group, Inc. *
18,919 235,352
Northfield Bancorp, Inc.
9,328 107,459
PennyMac Financial Services, Inc.
18,108 756,733
Walker & Dunlop, Inc.
4,004 203,443
Washington Federal, Inc.
11,163 299,615
Waterstone Financial, Inc.
21,385 317,139
2,703,857
INVESTMENTS SHARES VALUE ($)
Tobacco - 0.2%
Turning Point Brands, Inc.
9,284 231,264
Vector Group Ltd.
26,863 270,242
501,506
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.
2,135 133,203
BMC Stock Holdings, Inc. *
18,700 470,118
Foundation Building Materials,
Inc. * 15,162 236,679
GATX Corp.
2,835 172,878
GMS, Inc. *
12,755 313,645
Lawson Products, Inc. *
4,656 150,203
Rush Enterprises, Inc., Class A
3,415 141,586
SiteOne Landscape Supply, Inc. *
8,079 920,764
Systemax, Inc.
4,200 86,268
Triton International Ltd.
10,151 306,966
2,932,310
Water Utilities - 0.7%
American States Water Co.
7,478 587,995
Cadiz, Inc. *
8,618 87,559
California Water Service Group
5,002 238,595
Middlesex Water Co.
3,287 220,821
SJW Group
4,701 291,979
York Water Co. (The)
2,159 103,546
1,530,495
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications
Co. 6,850 337,637
TOTAL COMMON STOCKS
(Cost $158,439,967) 199,474,912
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3.9%
Limited Purpose Cash Investment
Fund, 0.34% (d)
(Cost $8,155,513) 8,155,513 8,157,144

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 5.1%
Investment Companies - 5.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(d)(e) 2,639,877 2,639,877
Limited Purpose Cash Investment
Fund 0.34% (d)(e) 7,852,534 7,854,105
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,492,411) 10,493,982
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 104.9%
(Cost $177,087,891) 218,126,038
LIABILITIES IN EXCESS OF OTHER
ASSETS - (4.9)% (f) (10,143,852)
NET ASSETS - 100.0% 207,982,186
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,206,650 2.0%
Consumer Discretionary 22,190,912 10.7
Consumer Staples 9,481,530 4.6
Energy 1,717,479 0.8
Financials 17,562,345 8.4
Health Care 53,571,923 25.8
Industrials 32,133,746 15.5
Information Technology 34,409,638 16.5
Materials 5,085,010 2.4
Real Estate 12,569,723 6.1
Utilities 6,545,956 3.1
Short-Term Investments 8,157,144 3.9
Securities Lending Collateral 10,493,982 5.1
Total Investments In Securities
At Value 218,126,038 104.9
Liabilities in Excess of Other
Assets (f ) (10,143,852) (4.9)
Net Assets
$ 207,982,186 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $10,217,582.
(b) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June
30, 2020 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 96 9/2020 USD $ 6,900,480 $ 278,229
$ 278,229

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.2%
Australia - 5.5%
Aristocrat Leisure Ltd. 33,347 597,128
ASX Ltd. 10,855 645,203
Aurizon Holdings Ltd. 118,500 403,241
AusNet Services 141,964 164,022
Coca-Cola Amatil Ltd. 54,718 329,592
Cochlear Ltd. 3,707 486,688
Coles Group Ltd. 84,229 1,001,261
Commonwealth Bank of Australia 49,272 2,379,560
CSL Ltd. 24,677 4,907,984
Fortescue Metals Group Ltd. 194,959 1,895,328
Goodman Group, REIT 164,784 1,700,279
Macquarie Group Ltd. 5,649 468,823
Magellan Financial Group Ltd. 18,152 741,247
Medibank Pvt Ltd. 92,539 191,857
Mirvac Group, REIT 276,150 417,153
Newcrest Mining Ltd. 9,980 221,297
Orica Ltd. 17,801 205,862
QBE Insurance Group Ltd. 57,498 354,826
Ramsay Health Care Ltd. 6,612 305,358
REA Group Ltd. 6,482 488,441
SEEK Ltd. 16,978 259,744
Sonic Healthcare Ltd. 24,979 527,477
Telstra Corp. Ltd. 447,741 971,880
Wesfarmers Ltd. 57,366 1,783,635
Woolworths Group Ltd. 57,825 1,490,542
22,938,428
—
Austria - 0.1%
ANDRITZ AG 6,457 235,428
Belgium - 0.4%
Galapagos NV * 3,871 764,050
UCB SA 6,526 757,319
Umicore SA 5,558 262,360
1,783,729
—
Brazil - 0.3%
Wheaton Precious Metals Corp. (1) 31,326 1,377,781
Canada - 10.5%
Agnico Eagle Mines Ltd. (1) 18,424 1,179,728
Air Canada (1)* 21,858 272,903
Algonquin Power & Utilities Corp.
(1) 63,874 825,714
Alimentation Couche-Tard, Inc.,
Class B (1) 33,225 1,041,830
Atco Ltd., Class I (1) 5,940 176,196
Barrick Gold Corp. (1) 115,713 3,113,579
BCE, Inc. (1) 38,226 1,594,252
Brookfield Asset Management, Inc.,
Class A (1) 86,652 2,851,805
CAE, Inc. (1) 27,978 453,798
Canadian Apartment Properties,
REIT (1) 16,366 585,757
Canadian National Railway Co. (1) 6,478 573,124
Canadian Pacific Railway Ltd. (1) 6,968 1,772,385
Canadian Utilities Ltd., Class A (1) 15,720 391,379
Constellation Software, Inc. (1) 1,480 1,671,094
Dollarama, Inc. (1) 15,285 508,449
Emera, Inc. (1) 28,840 1,134,821
INVESTMENTS SHARES VALUE ($)
Canada - 10.5% (continued)
Empire Co. Ltd., Class A (1) 18,071 432,740
Enbridge, Inc. (1) 65,971 2,005,954
Fortis, Inc. (1) 33,993 1,292,766
Franco-Nevada Corp. (1) 14,345 2,003,925
George Weston Ltd. (1) 5,572 408,173
Hydro One Ltd. (1)(a) 48,020 903,028
iA Financial Corp., Inc. (1) 6,988 233,997
Intact Financial Corp. (1) 11,818 1,124,782
International Petroleum Corp. *(b) 14,226 26,087
Kinross Gold Corp. (1)* 110,662 798,827
Loblaw Cos. Ltd. (1) 12,029 585,767
Metro, Inc. (1) 19,087 787,325
National Bank of Canada (1) 11,414 517,228
Open Text Corp. (1) 8,179 347,318
Quebecor, Inc., Class B (1) 5,379 115,576
RioCan , REIT (1) 14,872 168,263
Shopify, Inc., Class A (1)* 8,353 7,935,657
Sun Life Financial, Inc. (1) 20,983 771,097
TC Energy Corp. (1) 50,067 2,138,985
Thomson Reuters Corp. (1) 34,857 2,368,304
WSP Global, Inc. (1) 10,798 662,229
43,774,842
—
China - 0.1%
Wilmar International Ltd. 103,200 305,242
Denmark - 3.7%
Carlsberg A/S, Class B 5,906 783,184
Coloplast A/S, Class B 9,455 1,473,732
DSV Panalpina A/S 13,398 1,645,743
Genmab A/S * 4,285 1,444,873
Novo Nordisk A/S, Class B 88,334 5,754,759
Novozymes A/S, Class B 6,183 358,465
Orsted A/S (a) 21,514 2,486,778
Vestas Wind Systems A/S 12,683 1,298,775
15,246,309
—
Finland - 1.3%
Elisa OYJ 13,130 798,981
Kone OYJ, Class B 28,836 1,988,803
Neste OYJ 22,018 864,781
Orion OYJ, Class B 9,201 446,197
UPM- Kymmene OYJ 39,779 1,152,187
5,250,949
—
France - 6.7%
Air Liquide SA 9,615 1,390,203
BNP Paribas SA * 4,372 174,679
Bouygues SA * 5,122 175,452
Credit Agricole SA * 24,445 232,122
Danone SA 2,756 191,303
Dassault Systemes SE 11,319 1,964,899
Edenred 14,443 633,443
EssilorLuxottica SA * 12,880 1,656,477
Faurecia SE * 4,781 187,839
Hermes International 2,446 2,053,681
Iliad SA 659 128,643
Kering SA 1,090 595,924
Legrand SA 2,988 227,036
L'Oreal SA 5,953 1,921,311

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 6.7% (continued)
LVMH Moet Hennessy Louis
Vuitton SE 10,671 4,711,196
Safran SA * 13,243 1,332,131
Sanofi 42,879 4,373,002
Sartorius Stedim Biotech 1,282 325,035
Schneider Electric SE 14,518 1,614,935
Teleperformance * 1,125 286,517
Ubisoft Entertainment SA * 3,711 307,310
Veolia Environnement SA 28,559 644,896
Vinci SA 20,644 1,914,180
Vivendi SA 30,525 788,757
27,830,971
—
Germany - 5.2%
Bayer AG (Registered) 41,121 3,048,035
Beiersdorf AG 1,131 128,611
Carl Zeiss Meditec AG 6,836 665,637
Delivery Hero SE *(a) 15,138 1,555,691
Deutsche Bank AG (Registered) * 13,797 131,625
Deutsche Boerse AG 9,343 1,690,866
Deutsche Post AG (Registered) 18,691 686,331
E.ON SE 48,409 546,425
GEA Group AG 6,902 219,058
Hannover Rueck SE 7,005 1,210,633
KION Group AG 3,488 214,756
Merck KGaA 4,971 578,863
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 5,277 1,374,105
Puma SE * 11,218 869,787
RWE AG 38,686 1,354,284
SAP SE 25,684 3,590,355
Siemens Healthineers AG (a) 2,207 106,086
Symrise AG 8,607 1,005,699
Volkswagen AG 1,373 221,681
Vonovia SE 27,619 1,688,158
Zalando SE *(a) 13,494 957,272
21,843,958
—
Hong Kong - 1.4%
AIA Group Ltd. 305,800 2,861,557
ASM Pacific Technology Ltd. 17,700 187,053
CLP Holdings Ltd. 14,000 137,497
Hang Lung Properties Ltd. 73,000 173,541
Hong Kong Exchanges & Clearing
Ltd. 12,700 540,915
MTR Corp. Ltd. 25,500 132,619
PCCW Ltd. 323,000 184,680
Power Assets Holdings Ltd. 27,500 150,262
Sino Land Co. Ltd. 102,000 129,050
Techtronic Industries Co. Ltd. 100,500 994,403
WH Group Ltd. (a) 264,000 228,147
Wheelock & Co. Ltd. 24,000 200,534
5,920,258
—
Italy - 2.0%
Enel SpA 461,535 3,991,561
Ferrari NV 7,670 1,313,836
Intesa Sanpaolo SpA * 489,098 939,895
Poste Italiane SpA (a) 28,392 248,011
INVESTMENTS SHARES VALUE ($)
Italy - 2.0% (continued)
Prysmian SpA 9,142 212,079
Recordati SpA 9,093 455,002
Terna Rete Elettrica Nazionale SpA 154,257 1,063,996
8,224,380
—
Japan - 27.4%
Acom Co. Ltd. 28,400 108,682
Advantest Corp. 22,100 1,261,258
Aeon Co. Ltd. 18,300 425,741
Ajinomoto Co., Inc. 23,200 385,003
Asahi Intecc Co. Ltd. 26,200 747,757
Astellas Pharma, Inc. 85,700 1,431,152
Bandai Namco Holdings, Inc. 18,000 947,485
Benesse Holdings, Inc. 7,700 206,511
Casio Computer Co. Ltd. 22,400 390,781
Chubu Electric Power Co., Inc. 20,900 262,127
Chugai Pharmaceutical Co. Ltd. 54,600 2,923,283
Chugoku Electric Power Co., Inc.
(The) 26,000 346,633
Daifuku Co. Ltd. 7,500 657,241
Daiichi Sankyo Co. Ltd. 40,800 3,337,097
Daikin Industries Ltd. 12,200 1,973,960
Daiwa House REIT Investment
Corp., REIT 107 251,728
Disco Corp. 3,400 829,221
Eisai Co. Ltd. 10,200 810,379
Fast Retailing Co. Ltd. 2,300 1,321,975
FUJIFILM Holdings Corp. 12,100 517,901
Fujitsu Ltd. 14,700 1,721,125
GMO Payment Gateway, Inc. 4,000 418,374
Hamamatsu Photonics KK 9,300 404,966
Hikari Tsushin, Inc. 4,100 937,458
Hirose Electric Co. Ltd. 1,800 197,655
Hitachi Ltd. 51,600 1,640,097
Hitachi Metals Ltd. 14,700 176,192
Honda Motor Co. Ltd. 17,700 453,008
Hoshizaki Corp. 3,300 282,845
Hoya Corp. 24,500 2,346,095
Hulic Co. Ltd. 19,900 187,876
ITOCHU Corp. 82,300 1,780,793
Itochu Techno-Solutions Corp. 18,300 688,205
Japan Airport Terminal Co. Ltd. 4,900 209,093
Japan Prime Realty Investment
Corp., REIT 123 360,835
Japan Real Estate Investment
Corp., REIT 154 790,345
JSR Corp. 7,100 137,739
Kakaku.com, Inc. 18,700 476,368
Kansai Paint Co. Ltd. 15,500 327,542
Kao Corp. 4,900 388,853
KDDI Corp. 89,400 2,667,441
Keihan Holdings Co. Ltd. 10,300 459,990
Keyence Corp. 8,360 3,503,354
Kikkoman Corp. 4,700 226,999
Kintetsu Group Holdings Co. Ltd. 6,100 273,704
Kobayashi Pharmaceutical Co. Ltd. 2,900 254,981
Kurita Water Industries Ltd. 6,600 183,600
Kyocera Corp. 15,500 846,061
Kyowa Kirin Co. Ltd. 13,000 342,221
Kyushu Railway Co. 6,500 168,894

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 27.4% (continued)
Lawson, Inc. 3,000 150,902
LINE Corp. * 8,200 412,700
Lion Corp. 9,500 228,491
LIXIL Group Corp. 18,100 254,201
M3, Inc. 41,500 1,762,967
McDonald's Holdings Co. Japan
Ltd. 6,700 362,119
Medipal Holdings Corp. 8,800 169,845
MINEBEA MITSUMI, Inc. 15,100 275,237
Mitsubishi Electric Corp. 47,500 620,410
Mitsubishi Estate Co. Ltd. 25,600 381,487
Mitsubishi UFJ Lease & Finance
Co. Ltd. 26,600 126,931
Mitsui & Co. Ltd. 70,100 1,038,645
MonotaRO Co. Ltd. 5,500 220,981
MS&AD Insurance Group Holdings,
Inc. 23,000 633,390
Murata Manufacturing Co. Ltd. 30,700 1,809,719
Nabtesco Corp. 6,900 213,536
Nagoya Railroad Co. Ltd. 3,900 109,923
Nexon Co. Ltd. 10,700 241,354
NGK Insulators Ltd. 8,000 110,845
Nintendo Co. Ltd. 6,500 2,905,948
Nippon Building Fund, Inc., REIT 153 871,361
Nippon Express Co. Ltd. 3,900 202,229
Nippon Paint Holdings Co. Ltd. 17,800 1,298,276
Nippon Prologis REIT, Inc., REIT 172 522,645
Nippon Shinyaku Co. Ltd. 1,400 114,272
Nippon Telegraph & Telephone
Corp. 153,100 3,567,145
Nissan Chemical Corp. 8,300 427,025
Nissin Foods Holdings Co. Ltd. 4,700 416,419
Nitori Holdings Co. Ltd. 4,200 823,490
Nitto Denko Corp. 2,200 124,718
Nomura Holdings, Inc. 193,100 867,712
Nomura Real Estate Holdings, Inc. 8,600 160,110
Nomura Real Estate Master Fund,
Inc., REIT 277 331,762
Nomura Research Institute Ltd. 47,000 1,283,699
NTT DOCOMO, Inc. 98,100 2,604,361
Obic Co. Ltd. 9,300 1,639,023
Odakyu Electric Railway Co. Ltd. 9,000 221,020
Olympus Corp. 95,600 1,840,539
Omron Corp. 13,400 897,508
Ono Pharmaceutical Co. Ltd. 17,300 504,927
Oracle Corp. Japan 4,100 486,312
Oriental Land Co. Ltd. 11,200 1,480,037
ORIX Corp. 48,100 597,270
Osaka Gas Co. Ltd. 7,600 150,229
Otsuka Corp. 2,900 153,165
Otsuka Holdings Co. Ltd. 8,500 370,447
Pan Pacific International Holdings
Corp. 30,600 673,711
Panasonic Corp. 69,900 612,957
Recruit Holdings Co. Ltd. 61,300 2,108,119
Renesas Electronics Corp. * 72,900 374,735
Santen Pharmaceutical Co. Ltd. 21,700 399,485
Secom Co. Ltd. 5,100 447,488
Sega Sammy Holdings, Inc. 19,100 228,956
Sekisui Chemical Co. Ltd. 14,500 207,752
INVESTMENTS SHARES VALUE ($)
Japan - 27.4% (continued)
Sekisui House Ltd. 38,800 740,776
Seven & i Holdings Co. Ltd. 22,100 722,969
Seven Bank Ltd. 51,300 140,605
SG Holdings Co. Ltd. 14,500 473,188
Sharp Corp. 18,900 202,694
Shimadzu Corp. 14,000 373,761
Shimano, Inc. 1,700 326,891
Shimizu Corp. 35,600 293,276
Shin-Etsu Chemical Co. Ltd. 21,800 2,558,481
Shinsei Bank Ltd. 13,400 162,076
Shionogi & Co. Ltd. 3,300 207,020
SMC Corp. 3,500 1,798,724
Softbank Corp. 61,400 782,619
SoftBank Group Corp. 2,600 131,112
Sohgo Security Services Co. Ltd. 2,300 107,395
Sony Corp. 61,800 4,266,064
Square Enix Holdings Co. Ltd. 7,900 400,247
Stanley Electric Co. Ltd. 5,600 135,563
Subaru Corp. 9,300 194,739
SUMCO Corp. 18,800 289,034
Sundrug Co. Ltd. 4,600 152,240
Sysmex Corp. 8,500 652,474
Taiyo Nippon Sanso Corp. 28,700 479,946
Takeda Pharmaceutical Co. Ltd. 18,500 664,667
TDK Corp. 8,200 816,322
Teijin Ltd. 7,100 113,044
Terumo Corp. 31,200 1,187,559
Tobu Railway Co. Ltd. 9,700 320,482
Toho Gas Co. Ltd. 10,900 544,810
Tokio Marine Holdings, Inc. 21,100 923,611
Tokyo Electron Ltd. 10,300 2,541,461
Tokyu Corp. 16,300 229,477
Toyo Suisan Kaisha Ltd. 2,200 122,923
Toyoda Gosei Co. Ltd. 7,500 156,702
Toyota Motor Corp. 103,000 6,477,060
Trend Micro, Inc. 3,100 173,242
Tsuruha Holdings, Inc. 3,400 469,585
Unicharm Corp. 9,200 377,315
Welcia Holdings Co. Ltd. 6,800 549,352
Yamada Denki Co. Ltd. 23,600 117,066
Yamazaki Baking Co. Ltd. 6,500 111,652
Yaskawa Electric Corp. 6,600 229,436
Z Holdings Corp. 250,900 1,231,348
113,976,167
—
Luxembourg - 0.1%
Eurofins Scientific SE * 745 469,898
Macau - 0.0% (c)
Galaxy Entertainment Group Ltd. 17,000 116,616
Netherlands - 4.0%
Adyen NV *(a) 885 1,289,443
Akzo Nobel NV 2,635 236,730
Altice Europe NV * 76,081 294,246
ASML Holding NV 22,243 8,136,783
Just Eat Takeaway.com NV *(a) 5,276 551,474
Koninklijke DSM NV 13,395 1,859,467
Koninklijke Philips NV * 37,885 1,769,909
Koninklijke Vopak NV 2,607 137,995
Randstad NV * 4,730 211,502

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 4.0% (continued)
Wolters Kluwer NV 25,073 1,959,811
16,447,360
—
Norway - 0.2%
Gjensidige Forsikring ASA * 12,009 221,880
Orkla ASA 28,389 249,244
Schibsted ASA, Class B * 11,928 281,747
752,871
—
Portugal - 0.1%
Jeronimo Martins SGPS SA * 22,837 399,647
Singapore - 0.3%
Ascendas , REIT 181,000 415,288
Mapletree Commercial Trust, REIT 93,600 130,966
Singapore Exchange Ltd. 58,300 350,830
Singapore Technologies
Engineering Ltd. 74,000 176,619
UOL Group Ltd. 27,100 133,243
Venture Corp. Ltd. 16,500 192,831
1,399,777
—
Spain - 1.8%
Cellnex Telecom SA (a) 22,973 1,403,139
Endesa SA 19,574 485,558
Ferrovial SA 43,348 1,158,692
Grifols SA 22,845 694,672
Iberdrola SA 305,494 3,566,546
7,308,607
—
Sweden - 2.8%
Assa Abloy AB, Class B 37,227 761,943
Atlas Copco AB, Class A 63,231 2,692,721
Epiroc AB, Class A 34,140 427,788
Essity AB, Class B * 15,710 509,340
Hennes & Mauritz AB, Class B 70,944 1,035,520
Hexagon AB, Class B * 2,470 145,052
ICA Gruppen AB 10,660 506,718
Industrivarden AB, Class C * 9,805 223,495
Investor AB, Class B 25,163 1,334,844
L E Lundbergforetagen AB, Class
B * 6,752 307,781
Sandvik AB * 34,976 658,450
Skanska AB, Class B * 24,666 503,563
SKF AB, Class B 22,483 420,287
Swedish Match AB 10,259 723,830
Tele2 AB, Class B 44,473 592,018
Volvo AB, Class B * 59,057 929,256
11,772,606
—
Switzerland - 13.7%
ABB Ltd. (Registered) 46,651 1,058,182
Barry Callebaut AG (Registered) 284 542,110
Chocoladefabriken Lindt &
Spruengli AG 98 809,416
EMS- Chemie Holding AG
(Registered) 754 585,785
Geberit AG (Registered) 2,660 1,334,618
Givaudan SA (Registered) 468 1,749,370
Kuehne + Nagel International AG
(Registered) * 2,686 447,403
INVESTMENTS SHARES VALUE ($)
Switzerland - 13.7% (continued)
Lonza Group AG (Registered) 3,787 2,005,965
Nestle SA (Registered) 128,422 14,238,226
Novartis AG (Registered) 110,423 9,620,170
Partners Group Holding AG 1,444 1,315,040
Roche Holding AG 36,449 12,627,738
SGS SA (Registered) 122 298,857
Sika AG (Registered) 9,247 1,782,567
Sonova Holding AG (Registered) * 3,953 791,293
STMicroelectronics NV 36,968 1,007,685
Straumann Holding AG
(Registered) 997 861,893
Swiss Life Holding AG (Registered) 1,799 669,262
Swiss Prime Site AG (Registered) 6,533 606,036
Swisscom AG (Registered) 1,823 955,983
Vifor Pharma AG 4,773 722,093
Zurich Insurance Group AG 8,168 2,894,172
56,923,864
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(d) 13,256 —
United Kingdom - 7.5%
Admiral Group plc 13,052 370,141
Ashtead Group plc 29,553 996,913
AstraZeneca plc 69,845 7,269,077
BAE Systems plc 117,483 702,485
Barratt Developments plc 64,340 395,442
Berkeley Group Holdings plc 5,281 271,973
British American Tobacco plc 96,877 3,715,507
Bunzl plc 10,364 277,995
Croda International plc 4,518 293,448
Direct Line Insurance Group plc 116,965 392,190
Experian plc 35,906 1,260,259
GlaxoSmithKline plc 156,161 3,154,404
Halma plc 8,532 243,078
Intertek Group plc 14,454 973,492
JD Sports Fashion plc 40,506 311,761
London Stock Exchange Group plc 9,897 1,029,240
Melrose Industries plc 100,247 141,302
National Grid plc 141,616 1,727,771
Next plc 3,026 183,209
Ocado Group plc * 4,388 110,272
Persimmon plc 15,236 431,202
Reckitt Benckiser Group plc 4,680 430,553
RELX plc 61,000 1,411,892
Rentokil Initial plc 62,488 395,122
Severn Trent plc 3,954 121,007
Smith & Nephew plc 45,553 848,818
Spirax-Sarco Engineering plc 980 120,648
SSE plc 23,902 404,735
Taylor Wimpey plc 151,984 268,253
Tesco plc 488,434 1,373,801
Unilever plc 22,505 1,213,944
United Utilities Group plc 35,450 398,342
Vodafone Group plc 114,341 181,775
31,420,051
—

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 0.1%
Ferguson plc 7,344 600,494
TOTAL COMMON STOCKS
(Cost $323,234,948) 396,320,233
SHORT-TERM INVESTMENTS - 3.9%
INVESTMENT COMPANIES - 3.9%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(e) 15 15
Limited Purpose Cash Investment
Fund, 0.34% (1)(e) 16,175,346 16,178,581
TOTAL SHORT-TERM INVESTMENTS
(Cost $16,175,214) 16,178,596
SECURITIES LENDING COLLATERAL - 0.0% (c)
Investment Companies - 0.0% (c)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(1)(e)(f) 3,725 3,725
Limited Purpose Cash Investment
Fund 0.34% (1)(e)(f) 11,081 11,083
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,806) 14,808
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.1%
(Cost $339,424,968) 412,513,637
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.9% (g) 3,726,405
NET ASSETS - 100.0% 416,240,042
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 24,767,815 5.9%
Consumer Discretionary 41,952,115 10.1
Consumer Staples 39,330,787 9.4
Energy 5,173,802 1.2
Financials 32,353,985 7.8
Health Care 87,068,214 20.9
Industrials 54,869,251 13.2
Information Technology 50,210,890 12.1
Materials 27,115,573 6.5
Real Estate 10,206,419 2.5
Utilities 23,271,382 5.6
Short-Term Investments 16,178,596 3.9
Securities Lending Collateral 14,808 0.0(c)
Total Investments In Securities
At Value 412,513,637 99.1
Other Assets in Excess of
Liabilities (g ) 3,726,405 0.9
Net Assets
$ 416,240,042 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $9,729,069, which represents approximately 2.34%
of net assets of the fund.
(b) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was
$13,814.
(c) Represents less than 0.05% of net assets.
(d) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2020 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(e) Represents 7-day effective yield as of June 30, 2020.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 182 9/2020 USD $ 16,183,440 $ 174,874
$ 174,874

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.7%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.
1,737 98,384
General Dynamics Corp.
3,745 559,728
Huntington Ingalls Industries, Inc.
1,500 261,735
L3Harris Technologies, Inc.
1,066 180,868
Lockheed Martin Corp.
5,283 1,927,872
Northrop Grumman Corp.
5,286 1,625,128
Teledyne Technologies, Inc. *
513 159,517
TransDigm Group, Inc.
205 90,620
4,903,852
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. * 2,271 175,435
Airlines - 0.1%
Delta Air Lines, Inc.
2,656 74,501
Southwest Airlines Co.
6,380 218,068
292,569
Auto Components - 0.1%
Gentex Corp. 12,779 329,315
Automobiles - 1.2%
Tesla, Inc. *
2,541 2,743,797
Thor Industries, Inc.
1,387 147,757
2,891,554
Banks - 0.6%
Bank of America Corp.
2,741 65,099
Fifth Third Bancorp
4,544 87,608
First Republic Bank
4,040 428,200
Huntington Bancshares, Inc.
10,400 93,964
JPMorgan Chase & Co.
5,767 542,444
SVB Financial Group *
700 150,871
1,368,186
Beverages - 1.8%
Coca-Cola Co. (The)
34,949 1,561,521
Constellation Brands, Inc., Class A
4,147 725,518
Monster Beverage Corp. *
4,800 332,736
PepsiCo, Inc.
14,326 1,894,757
4,514,532
Biotechnology - 3.0%
AbbVie, Inc.
16,125 1,583,153
Alnylam Pharmaceuticals, Inc. *
2,081 308,217
Amgen, Inc.
6,724 1,585,923
Biogen, Inc. *
1,797 480,787
Exact Sciences Corp. *
2,044 177,705
Gilead Sciences, Inc.
6,545 503,572
Incyte Corp. *
2,919 303,488
Neurocrine Biosciences, Inc. *
810 98,820
Regeneron Pharmaceuticals, Inc. *
986 614,919
Seattle Genetics, Inc. *
3,374 573,310
INVESTMENTS SHARES VALUE ($)
Biotechnology - 3.0% (continued)
Vertex Pharmaceuticals, Inc. *
3,593 1,043,084
7,272,978
Building Products - 0.5%
A O Smith Corp.
4,045 190,600
Armstrong World Industries, Inc.
5,036 392,607
Fortune Brands Home & Security,
Inc. 1,893 121,020
Lennox International, Inc.
462 107,641
Masco Corp.
3,043 152,789
Trane Technologies plc
3,592 319,616
1,284,273
Capital Markets - 2.3%
Ameriprise Financial, Inc.
835 125,284
BlackRock, Inc.
365 198,593
Cboe Global Markets, Inc.
1,552 144,771
CME Group, Inc.
4,535 737,119
Intercontinental Exchange, Inc.
4,335 397,086
LPL Financial Holdings, Inc.
9,563 749,739
MarketAxess Holdings, Inc.
437 218,902
Moody's Corp.
2,295 630,505
Morgan Stanley
13,359 645,240
Morningstar, Inc.
824 116,159
MSCI, Inc.
1,404 468,683
Northern Trust Corp.
2,636 209,140
S&P Global, Inc.
3,044 1,002,937
5,644,158
Chemicals - 1.1%
Air Products and Chemicals, Inc.
1,700 410,482
Ecolab, Inc.
2,560 509,312
FMC Corp.
1,056 105,199
Linde plc (United Kingdom)
1,465 310,741
PPG Industries, Inc.
2,626 278,513
Scotts Miracle- Gro Co. (The)
3,000 403,410
Sherwin-Williams Co. (The)
961 555,314
2,572,971
Commercial Services & Supplies - 0.6%
Cintas Corp.
848 225,873
Copart , Inc. *
2,139 178,115
Republic Services, Inc.
6,393 524,546
Waste Management, Inc.
4,021 425,864
1,354,398
Communications Equipment - 0.7%
Arista Networks, Inc. *
1,206 253,296
Cisco Systems, Inc.
18,696 871,982
F5 Networks, Inc. *
1,094 152,591
Motorola Solutions, Inc.
762 106,779
Ubiquiti, Inc.
2,046 357,150
1,741,798

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 0.2%
AECOM *
2,693 101,203
Jacobs Engineering Group, Inc.
3,480 295,104
396,307
Construction Materials - 0.1%
Martin Marietta Materials, Inc.
692 142,947
Vulcan Materials Co.
1,445 167,403
310,350
Consumer Finance - 0.5%
American Express Co.
1,516 144,323
Capital One Financial Corp.
3,365 210,616
Credit Acceptance Corp. *
610 255,596
OneMain Holdings, Inc.
11,245 275,952
Santander Consumer USA
Holdings, Inc. (a) 18,692 344,120
1,230,607
Containers & Packaging - 0.1%
Ball Corp.
3,413 237,169
Crown Holdings, Inc. *
1,708 111,242
348,411
Distributors - 0.1%
Pool Corp. 759 206,349
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions,
Inc. * 1,180 138,296
Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B *
612 109,248
Jefferies Financial Group, Inc.
5,954 92,585
201,833
Diversified Telecommunication Services - 0.8%
AT&T, Inc.
61,914 1,871,660
GCI Liberty, Inc., Class A *
1,007 71,618
1,943,278
Electric Utilities - 2.5%
Alliant Energy Corp.
12,926 618,380
American Electric Power Co., Inc.
4,227 336,638
Entergy Corp.
5,163 484,341
Eversource Energy
9,302 774,578
FirstEnergy Corp.
12,490 484,362
Hawaiian Electric Industries, Inc.
4,645 167,499
NextEra Energy, Inc.
8,783 2,109,413
Southern Co. (The)
9,499 492,523
Xcel Energy, Inc.
9,910 619,375
6,087,109
Electrical Equipment - 0.1%
Eaton Corp. plc 2,334 204,178
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.
2,862 170,918
Corning, Inc.
11,812 305,931
Dolby Laboratories, Inc., Class A
1,816 119,620
Keysight Technologies, Inc. *
1,638 165,078
SYNNEX Corp.
1,195 143,125
Zebra Technologies Corp., Class
A * 696 178,141
1,082,813
Entertainment - 1.2%
Activision Blizzard, Inc.
10,763 816,912
Electronic Arts, Inc. *
6,096 804,977
Netflix, Inc. *
1,751 796,775
Roku, Inc. *
3,959 461,342
Take-Two Interactive Software,
Inc. * 733 102,305
2,982,311
Equity Real Estate Investment Trusts (REITs) - 3.7%
American Tower Corp.
8,242 2,130,887
AvalonBay Communities, Inc.
1,848 285,775
Camden Property Trust
763 69,601
Crown Castle International Corp.
4,065 680,278
CyrusOne , Inc.
1,564 113,781
Digital Realty Trust, Inc.
4,081 579,951
Duke Realty Corp.
3,458 122,379
Equinix , Inc.
459 322,356
Equity LifeStyle Properties, Inc.
18,448 1,152,631
Equity Residential
1,251 73,584
Essex Property Trust, Inc.
1,667 382,026
Extra Space Storage, Inc.
4,813 444,577
Healthpeak Properties, Inc.
4,928 135,816
Life Storage, Inc.
1,153 109,477
Medical Properties Trust, Inc.
9,440 177,472
Mid-America Apartment
Communities, Inc. 4,260 488,494
Omega Healthcare Investors, Inc.
3,525 104,798
Outfront Media, Inc.
5,368 76,064
Realty Income Corp.
1,500 89,250
SBA Communications Corp.
296 88,184
Spirit Realty Capital, Inc.
3,187 111,099
Sun Communities, Inc.
7,293 989,514
UDR, Inc.
2,100 78,498
WP Carey, Inc.
1,569 106,143
8,912,635
Food & Staples Retailing - 2.2%
Casey's General Stores, Inc.
2,884 431,216
Costco Wholesale Corp.
5,782 1,753,160
Kroger Co. (The)
2,400 81,240
Sysco Corp.
2,572 140,585
Walmart, Inc.
24,705 2,959,165
5,365,366

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Food Products - 0.9%
Campbell Soup Co.
4,343 215,543
Conagra Brands, Inc.
8,173 287,444
General Mills, Inc.
2,972 183,224
Hershey Co. (The)
4,860 629,953
Mondelez International, Inc., Class
A 8,827 451,324
Post Holdings, Inc. *
1,066 93,403
Tyson Foods, Inc., Class A
5,543 330,973
2,191,864
Gas Utilities - 0.0% (b)
Atmos Energy Corp. 1,177 117,206
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories
10,679 976,381
Align Technology, Inc. *
2,008 551,075
Baxter International, Inc.
4,579 394,252
Becton Dickinson and Co.
1,281 306,505
Boston Scientific Corp. *
17,375 610,036
Danaher Corp.
5,248 928,004
Dentsply Sirona, Inc.
1,490 65,649
DexCom , Inc. *
2,521 1,022,013
Edwards Lifesciences Corp. *
9,810 677,969
IDEXX Laboratories, Inc. *
2,339 772,244
Insulet Corp. *
2,487 483,125
Intuitive Surgical, Inc. *
1,449 825,684
Masimo Corp. *
1,142 260,365
Medtronic plc
7,205 660,698
ResMed , Inc.
1,105 212,160
STERIS plc
836 128,276
Stryker Corp.
2,501 450,655
Teleflex, Inc.
1,073 390,551
9,715,642
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.
1,061 106,917
Anthem, Inc.
3,564 937,261
Centene Corp. *
4,641 294,936
Chemed Corp.
1,112 501,590
Cigna Corp.
1,736 325,760
CVS Health Corp.
5,550 360,584
DaVita, Inc. *
1,017 80,485
HCA Healthcare, Inc.
2,023 196,352
Humana, Inc.
1,257 487,402
UnitedHealth Group, Inc.
11,735 3,461,238
6,752,525
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A * 3,215 753,660
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. *
653 687,191
Domino's Pizza, Inc.
406 149,993
McDonald's Corp.
1,705 314,522
Starbucks Corp.
9,912 729,424
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 0.8% (continued)
Wendy's Co. (The)
3,394 73,921
1,955,051
Household Durables - 0.6%
DR Horton, Inc.
5,586 309,744
Garmin Ltd.
3,240 315,900
Lennar Corp., Class A
1,525 93,970
NVR, Inc. *
115 374,756
PulteGroup, Inc.
5,569 189,513
Tempur Sealy International, Inc. *
3,508 252,401
1,536,284
Household Products - 1.7%
Church & Dwight Co., Inc.
1,169 90,364
Procter & Gamble Co. (The)
33,244 3,974,985
4,065,349
Industrial Conglomerates - 0.6%
3M Co.
3,200 499,168
Carlisle Cos., Inc.
1,426 170,649
Honeywell International, Inc.
5,345 772,834
Roper Technologies, Inc.
290 112,595
1,555,246
Insurance - 1.4%
Alleghany Corp.
148 72,393
American Financial Group, Inc.
1,717 108,961
Aon plc, Class A
3,090 595,134
Arch Capital Group Ltd. *
8,904 255,100
Brown & Brown, Inc.
3,148 128,312
Chubb Ltd.
4,120 521,674
Cincinnati Financial Corp.
1,160 74,275
Everest Re Group Ltd.
999 205,994
First American Financial Corp.
1,474 70,781
Hartford Financial Services Group,
Inc. (The) 3,282 126,521
Markel Corp. *
231 213,252
Progressive Corp. (The)
7,933 635,513
RenaissanceRe Holdings Ltd.
513 87,738
Travelers Cos., Inc. (The)
2,836 323,446
3,419,094
Interactive Media & Services - 3.6%
Alphabet, Inc., Class A *
3,283 4,655,458
Facebook, Inc., Class A *
11,924 2,707,583
IAC/ interactivecorp *
1,557 503,534
Match Group, Inc. *
7,349 786,711
Zillow Group, Inc., Class C *
3,704 213,387
8,866,673
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. *
2,671 7,368,808
Booking Holdings, Inc. *
128 203,819

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Internet & Direct Marketing Retail - 3.2% (continued)
eBay, Inc.
5,946 311,868
7,884,495
IT Services - 7.9%
Accenture plc, Class A
7,038 1,511,199
Akamai Technologies, Inc. *
1,027 109,981
Automatic Data Processing, Inc.
3,961 589,753
Booz Allen Hamilton Holding Corp.
4,479 348,421
CACI International, Inc., Class A *
494 107,139
Cognizant Technology Solutions
Corp., Class A 4,878 277,168
EPAM Systems, Inc. *
1,173 295,608
Fidelity National Information
Services, Inc. 3,848 515,978
Fiserv, Inc. *
7,112 694,274
FleetCor Technologies, Inc. *
1,395 350,884
Genpact Ltd.
2,911 106,310
Global Payments, Inc.
3,991 676,953
GoDaddy , Inc., Class A *
1,956 143,434
Jack Henry & Associates, Inc.
1,350 248,441
Leidos Holdings, Inc.
822 76,997
Mastercard , Inc., Class A
12,975 3,836,708
MongoDB, Inc. *
963 217,965
Okta , Inc. *
5,414 1,084,045
PayPal Holdings, Inc. *
10,020 1,745,785
Square, Inc., Class A *
4,317 453,026
Switch, Inc., Class A
3,550 63,261
Twilio , Inc., Class A *
1,838 403,294
VeriSign, Inc. *
939 194,213
Visa, Inc., Class A
25,958 5,014,307
Western Union Co. (The)
5,645 122,045
19,187,189
Leisure Products - 0.1%
Brunswick Corp. 1,969 126,036
Life Sciences Tools & Services - 1.2%
Bruker Corp.
2,646 107,639
Illumina, Inc. *
1,395 516,638
IQVIA Holdings, Inc. *
2,083 295,536
Thermo Fisher Scientific, Inc.
5,346 1,937,070
2,856,883
Machinery - 1.4%
Caterpillar, Inc.
4,750 600,875
Colfax Corp. *
3,550 99,045
Deere & Co.
2,753 432,634
Dover Corp.
2,076 200,459
Fortive Corp.
2,886 195,267
Illinois Tool Works, Inc.
3,505 612,849
Ingersoll Rand, Inc. *
8,065 226,788
ITT, Inc.
1,677 98,507
Nordson Corp.
909 172,446
Parker-Hannifin Corp.
1,500 274,905
INVESTMENTS SHARES VALUE ($)
Machinery - 1.4% (continued)
Xylem, Inc.
6,645 431,659
3,345,434
Media - 1.6%
Altice USA, Inc., Class A *
4,637 104,518
Cable One, Inc.
655 1,162,527
Charter Communications, Inc.,
Class A * 3,818 1,947,333
Comcast Corp., Class A
16,044 625,395
Liberty Broadband Corp., Class C *
872 108,093
3,947,866
Metals & Mining - 0.3%
Newmont Corp.
7,682 474,287
Reliance Steel & Aluminum Co.
1,182 112,207
Royal Gold, Inc.
1,081 134,390
720,884
Multiline Retail - 0.8%
Dollar General Corp.
3,921 746,990
Dollar Tree, Inc. *
1,759 163,024
Target Corp.
8,014 961,119
1,871,133
Multi-Utilities - 0.9%
Ameren Corp.
4,264 300,015
CMS Energy Corp.
9,992 583,733
Consolidated Edison, Inc.
1,980 142,421
DTE Energy Co.
2,869 308,417
Sempra Energy
1,182 138,566
WEC Energy Group, Inc.
8,243 722,499
2,195,651
Oil, Gas & Consumable Fuels - 0.0% (b)
Valero Energy Corp. 1,350 79,407
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The),
Class A 5,466 1,031,325
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.
22,646 1,331,585
Catalent , Inc. *
1,121 82,169
Eli Lilly and Co.
7,307 1,199,663
Horizon Therapeutics plc *
10,745 597,207
Johnson & Johnson
9,701 1,364,252
Merck & Co., Inc.
2,736 211,575
Zoetis, Inc.
9,446 1,294,480
6,080,931
Professional Services - 0.5%
CoStar Group, Inc. *
838 595,541
Equifax, Inc.
651 111,894
TransUnion
3,347 291,323
Verisk Analytics, Inc.
906 154,201
1,152,959

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Road & Rail - 0.8%
CSX Corp.
10,461 729,550
Norfolk Southern Corp.
2,500 438,925
Old Dominion Freight Line, Inc.
2,934 497,577
Union Pacific Corp.
2,312 390,890
2,056,942
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Micro Devices, Inc. *
19,403 1,020,792
Analog Devices, Inc.
949 116,385
Applied Materials, Inc.
15,014 907,596
Broadcom, Inc.
2,199 694,026
Entegris , Inc.
9,379 553,830
Intel Corp.
22,750 1,361,133
KLA Corp.
3,897 757,889
Lam Research Corp.
3,239 1,047,687
Marvell Technology Group Ltd.
4,900 171,794
Microchip Technology, Inc.
1,024 107,837
Micron Technology, Inc. *
14,403 742,043
NVIDIA Corp.
7,373 2,801,076
Qorvo , Inc. *
1,206 133,299
QUALCOMM, Inc.
9,738 888,203
Skyworks Solutions, Inc.
3,805 486,507
Teradyne, Inc.
4,922 415,958
Texas Instruments, Inc.
12,751 1,618,995
Universal Display Corp.
675 100,994
Xilinx, Inc.
2,784 273,918
14,199,962
Software - 14.4%
Adobe, Inc. *
10,044 4,372,254
Alteryx, Inc., Class A *
3,266 536,538
ANSYS, Inc. *
2,671 779,211
Atlassian Corp. plc, Class A *
5,509 993,107
Autodesk, Inc. *
2,283 546,071
Avalara, Inc. *
3,182 423,492
Coupa Software, Inc. *
3,192 884,312
DocuSign, Inc. *
2,279 392,467
Fair Isaac Corp. *
332 138,789
Fortinet, Inc. *
1,306 179,275
Guidewire Software, Inc. *
2,220 246,087
Intuit, Inc.
3,380 1,001,122
Microsoft Corp.
87,008 17,706,998
NortonLifeLock , Inc.
5,285 104,801
Palo Alto Networks, Inc. *
1,095 251,489
Paycom Software, Inc. *
2,422 750,166
Paylocity Holding Corp. *
1,109 161,792
RingCentral, Inc., Class A *
3,782 1,077,908
salesforce.com, Inc. *
6,108 1,144,212
ServiceNow , Inc. *
4,455 1,804,542
Smartsheet , Inc., Class A *
1,825 92,929
Splunk , Inc. *
1,580 313,946
SS&C Technologies Holdings, Inc.
2,522 142,443
Trade Desk, Inc. (The), Class A *
532 216,258
VMware, Inc., Class A *(a)
2,320 359,275
INVESTMENTS SHARES VALUE ($)
Software - 14.4% (continued)
Zendesk , Inc. *
3,319 293,831
Zscaler , Inc. *
2,599 284,590
35,197,905
Specialty Retail - 2.5%
AutoNation, Inc. *
2,006 75,385
AutoZone, Inc. *
172 194,037
Best Buy Co., Inc.
2,009 175,325
Burlington Stores, Inc. *
2,806 552,586
CarMax, Inc. *
1,221 109,341
Carvana Co. *
3,618 434,884
Floor & Decor Holdings, Inc., Class
A * 3,977 229,274
Home Depot, Inc. (The)
7,266 1,820,206
Lowe's Cos., Inc.
5,244 708,569
O'Reilly Automotive, Inc. *
1,264 532,991
Ross Stores, Inc.
6,852 584,064
TJX Cos., Inc. (The)
6,890 348,358
Ulta Beauty, Inc. *
1,053 214,201
5,979,221
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.
48,061 17,532,653
NetApp, Inc.
1,738 77,115
17,609,768
Textiles, Apparel & Luxury Goods - 0.5%
Lululemon Athletica, Inc. *
1,508 470,511
NIKE, Inc., Class B
8,122 796,362
1,266,873
Tobacco - 0.0% (b)
Philip Morris International, Inc. 990 69,359
Trading Companies & Distributors - 0.0% (b)
Air Lease Corp. 3,456 101,226
Water Utilities - 0.4%
American Water Works Co., Inc. 6,713 863,695
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. * 8,471 882,255
TOTAL COMMON STOCKS
(Cost $137,692,927) 233,391,855
NO. OF
RIGHTS
RIGHTS - 0.0% (b)
Wireless Telecommunication Services - 0.0% (b)
T-Mobile US, Inc., expiring
7/27/2020 *
(Cost $8,875) 1,849 310
SHARES
SHORT-TERM INVESTMENTS - 4.0%
INVESTMENT COMPANIES - 4.0%
Limited Purpose Cash Investment
Fund, 0.34% (c)
(Cost $9,671,100) 9,671,642 9,673,576

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR TM LARGE CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(c)(d) 162,688 162,688
Limited Purpose Cash Investment
Fund 0.34% (c)(d) 483,930 484,028
TOTAL SECURITIES LENDING COLLATERAL
(Cost $646,619) 646,716
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.9%
(Cost $148,019,521) 243,712,457
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.1% (e) 140,466
NET ASSETS - 100.0% 243,852,923
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 18,622,692 7.6%
Consumer Discretionary 24,184,608 9.9
Consumer Staples 17,237,796 7.1
Energy 79,407 0.0 (b)
Financials 11,863,877 4.9
Health Care 33,432,620 13.7
Industrials 16,822,820 6.9
Information Technology 89,019,434 36.5
Materials 3,952,616 1.6
Real Estate 8,912,635 3.7
Utilities 9,263,660 3.8
Short-Term Investments 9,673,576 4.0
Securities Lending Collateral 646,716 0.2
Total Investments In Securities
At Value 243,712,457 99.9
Other Assets in Excess of
Liabilities (e) 140,466 0.1
Net Assets
$ 243,852,923 100.0%
All securities are United States companies, unless noted otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $632,362.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 56 9/2020 USD $ 8,652,560 $ 186,012
$ 186,012

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 94.8%
Aerospace & Defense - 1.6%
AAR Corp.
932 19,264
Aerojet Rocketdyne Holdings, Inc. *
3,496 138,582
AeroVironment , Inc. *
255 20,306
Axon Enterprise, Inc. *
1,679 164,760
Ducommun, Inc. *
714 24,897
Kratos Defense & Security
Solutions, Inc. * 2,173 33,964
Maxar Technologies, Inc.
3,803 68,302
Mercury Systems, Inc. *
2,103 165,422
Moog, Inc., Class A
301 15,947
Vectrus , Inc. *
1,101 54,092
705,536
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *
995 22,158
Forward Air Corp.
274 13,651
Hub Group, Inc., Class A *
266 12,731
48,540
Airlines - 0.1%
Allegiant Travel Co. 286 31,234
Auto Components - 0.5%
Adient plc *
696 11,428
Cooper Tire & Rubber Co.
1,594 44,010
Gentherm , Inc. *
1,871 72,782
LCI Industries
562 64,619
Standard Motor Products, Inc.
1,077 44,373
237,212
Automobiles - 0.2%
Winnebago Industries, Inc. 1,387 92,402
Banks - 2.6%
Allegiance Bancshares, Inc.
1,709 43,391
Amerant Bancorp, Inc. *
1,143 17,191
Banner Corp.
366 13,908
Carter Bank & Trust
2,383 19,231
Central Pacific Financial Corp.
835 13,385
City Holding Co.
492 32,064
Community Bank System, Inc.
700 39,914
CVB Financial Corp.
700 13,118
Enterprise Financial Services Corp.
616 19,170
First Bancorp/PR
5,496 30,723
First Financial Bankshares , Inc.
2,155 62,258
First Interstate BancSystem , Inc.,
Class A 1,291 39,969
Glacier Bancorp, Inc.
700 24,703
Great Southern Bancorp, Inc.
460 18,566
Great Western Bancorp, Inc.
996 13,705
Independent Bank Corp.
530 35,558
Independent Bank Corp./MI
4,596 68,250
Lakeland Financial Corp.
1,783 83,070
National Bank Holdings Corp.,
Class A 947 25,569
INVESTMENTS SHARES VALUE ($)
Banks - 2.6% (continued)
OFG Bancorp
3,458 46,233
Old Second Bancorp, Inc.
3,326 25,876
Peoples Bancorp, Inc.
732 15,577
Preferred Bank
592 25,367
QCR Holdings, Inc.
517 16,120
Republic Bancorp, Inc., Class A
560 18,318
S&T Bancorp, Inc.
617 14,469
Seacoast Banking Corp. of Florida *
1,369 27,928
ServisFirst Bancshares, Inc.
4,062 145,257
Southside Bancshares, Inc.
813 22,536
TriCo Bancshares
718 21,863
TriState Capital Holdings, Inc. *
1,369 21,507
Triumph Bancorp, Inc. *
1,588 38,541
Trustmark Corp.
538 13,192
United Bankshares , Inc.
812 22,460
United Community Banks, Inc.
800 16,096
Veritex Holdings, Inc.
1,029 18,213
Westamerica Bancorp
610 35,026
1,158,322
Beverages - 0.8%
Boston Beer Co., Inc. (The), Class
A * 581 311,794
Celsius Holdings, Inc. *
2,089 24,587
Coca-Cola Consolidated, Inc.
141 32,316
368,697
Biotechnology - 12.0%
ACADIA Pharmaceuticals, Inc. *
6,466 313,407
Acceleron Pharma, Inc. *
1,629 155,195
Adverum Biotechnologies, Inc. *
5,990 125,071
Agenus, Inc. *
6,496 25,529
Akebia Therapeutics, Inc. *
2,543 34,534
Allakos , Inc. *
2,084 149,756
Anavex Life Sciences Corp. *(a)
3,827 18,829
Anika Therapeutics, Inc. *
485 18,299
Apellis Pharmaceuticals, Inc. *
3,685 120,352
Arcus Biosciences, Inc. *
2,839 70,237
Ardelyx , Inc. *
6,150 42,558
Arena Pharmaceuticals, Inc. *
711 44,757
Arrowhead Pharmaceuticals, Inc. *
4,287 185,155
Athersys , Inc. *(a)
6,127 16,910
Avid Bioservices , Inc. *
1,371 9,001
Biohaven Pharmaceutical Holding
Co. Ltd. * 251 18,351
BioSpecifics Technologies Corp. *
538 32,969
Bioxcel Therapeutics, Inc. *
1,953 103,528
Catalyst Pharmaceuticals, Inc. *
7,593 35,080
CEL-SCI Corp. *(a)
4,173 62,261
ChemoCentryx , Inc. *
3,344 192,414
Coherus Biosciences, Inc. *
3,853 68,815
Constellation Pharmaceuticals,
Inc. * 2,313 69,506
CTI BioPharma Corp. *
704 817
Cue Biopharma, Inc. *
2,182 53,481

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Biotechnology - 12.0% (continued)
Cytokinetics, Inc. *(a)
2,533 59,703
Deciphera Pharmaceuticals, Inc. *
2,565 153,182
Denali Therapeutics, Inc. *
866 20,940
Dicerna Pharmaceuticals, Inc. *
4,223 107,264
Eidos Therapeutics, Inc. *
2,126 101,346
Emergent BioSolutions , Inc. *
915 72,358
Enanta Pharmaceuticals, Inc. *
279 14,009
Epizyme , Inc. *
5,051 81,119
Esperion Therapeutics, Inc. *(a)
624 32,017
Fate Therapeutics, Inc. *
3,831 131,442
Global Blood Therapeutics, Inc. *
2,612 164,895
Halozyme Therapeutics, Inc. *
3,040 81,502
ImmunoGen , Inc. *
8,415 38,709
Immunomedics , Inc. *
4,722 167,348
Inovio Pharmaceuticals, Inc. *(a)
7,923 213,525
Iovance Biotherapeutics , Inc. *
6,009 164,947
Kadmon Holdings, Inc. *
7,776 39,813
Karyopharm Therapeutics, Inc. *
4,620 87,503
Kiniksa Pharmaceuticals Ltd., Class
A * 1,444 36,793
Krystal Biotech, Inc. *
1,386 57,408
Kura Oncology, Inc. *
1,831 29,845
MeiraGTx Holdings plc *
1,258 15,750
Mersana Therapeutics, Inc. *
3,396 79,466
Mirati Therapeutics, Inc. *
1,737 198,313
Momenta Pharmaceuticals, Inc. *
5,285 175,832
Natera , Inc. *
4,336 216,193
Novavax , Inc. *(a)
2,151 179,286
PDL BioPharma , Inc. *
10,892 31,696
Pfenex , Inc. *
4,213 35,178
Protagonist Therapeutics, Inc. *
1,331 23,505
PTC Therapeutics, Inc. *
2,436 123,603
Radius Health, Inc. *
1,393 18,987
Retrophin , Inc. *
1,256 25,635
Scholar Rock Holding Corp. *
728 13,257
Sorrento Therapeutics, Inc. *(a)
2,376 14,921
Syndax Pharmaceuticals, Inc. *
3,146 46,624
Syros Pharmaceuticals, Inc. *
1,230 13,112
TG Therapeutics, Inc. *
6,296 122,646
Translate Bio, Inc. *
1,741 31,199
Veracyte , Inc. *
1,940 50,246
Voyager Therapeutics, Inc. *
1,203 15,182
XBiotech , Inc. *(a)
3,855 52,852
Xencor , Inc. *
548 17,750
ZIOPHARM Oncology, Inc. *(a)
7,436 24,390
5,348,103
Building Products - 2.6%
AAON, Inc.
2,440 132,468
Advanced Drainage Systems, Inc.
2,580 127,452
American Woodmark Corp. *
528 39,943
Builders FirstSource , Inc. *
7,061 146,163
CSW Industrials, Inc.
564 38,978
Gibraltar Industries, Inc. *
1,568 75,280
Griffon Corp.
1,905 35,281
INVESTMENTS SHARES VALUE ($)
Building Products - 2.6% (continued)
JELD-WEN Holding, Inc. *
1,178 18,977
Masonite International Corp. *
309 24,034
PGT Innovations, Inc. *
1,534 24,053
Simpson Manufacturing Co., Inc.
1,148 96,845
Trex Co., Inc. *
2,038 265,083
UFP Industries, Inc.
2,865 141,846
1,166,403
Capital Markets - 1.8%
Artisan Partners Asset
Management, Inc., Class A 1,294 42,055
Cohen & Steers, Inc.
1,764 120,040
Federated Hermes, Inc., Class B
2,795 66,242
Hamilton Lane, Inc., Class A
3,054 205,748
Houlihan Lokey , Inc.
2,591 144,163
Oppenheimer Holdings, Inc., Class
A 1,046 22,792
Piper Sandler Cos.
500 29,580
PJT Partners, Inc., Class A
1,345 69,052
Stifel Financial Corp.
1,278 60,616
Virtus Investment Partners, Inc.
230 26,747
787,035
Chemicals - 0.7%
Amyris , Inc. *(a)
4,849 20,705
Balchem Corp.
436 41,359
Chase Corp.
298 30,545
Hawkins, Inc.
436 18,565
Innospec , Inc.
790 61,027
Koppers Holdings, Inc. *
1,068 20,121
Minerals Technologies, Inc.
500 23,465
Sensient Technologies Corp.
523 27,280
Stepan Co.
710 68,941
312,008
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.
1,774 64,396
Brady Corp., Class A
2,355 110,261
Brink's Co. (The)
291 13,243
Casella Waste Systems, Inc., Class
A * 2,339 121,909
Cimpress plc (Ireland) *
372 28,398
Covanta Holding Corp.
1,356 13,004
Ennis, Inc.
1,346 24,416
Heritage-Crystal Clean, Inc. *
1,063 18,560
Herman Miller, Inc.
1,095 25,853
HNI Corp.
664 20,299
Kimball International, Inc., Class B
1,371 15,849
Knoll, Inc.
1,549 18,882
McGrath RentCorp
1,811 97,812
MSA Safety, Inc.
1,049 120,048
SP Plus Corp. *
660 13,669
Steelcase, Inc., Class A
4,240 51,134
Tetra Tech, Inc.
2,189 173,194

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 2.1% (continued)
UniFirst Corp.
167 29,885
960,812
Communications Equipment - 1.4%
ADTRAN, Inc.
2,026 22,144
Calix, Inc. *
1,218 18,148
Comtech Telecommunications
Corp. 1,871 31,601
Harmonic, Inc. *
7,195 34,176
Infinera Corp. *
6,078 35,982
Inseego Corp. *(a)
6,741 78,196
InterDigital , Inc.
582 32,959
Lumentum Holdings, Inc. *
2,621 213,428
Viavi Solutions, Inc. *
11,171 142,318
608,952
Construction & Engineering - 0.8%
Ameresco , Inc., Class A *
2,545 70,700
Argan , Inc.
593 28,096
Comfort Systems USA, Inc.
445 18,134
Construction Partners, Inc., Class
A * 991 17,600
EMCOR Group, Inc.
943 62,370
Great Lakes Dredge & Dock Corp. *
7,351 68,070
MasTec , Inc. *
1,019 45,723
Sterling Construction Co., Inc. *
2,836 29,693
WillScot Corp. *
1,871 22,995
363,381
Construction Materials - 0.3%
Forterra , Inc. *
4,733 52,820
Summit Materials, Inc., Class A *
5,677 91,286
144,106
Consumer Finance - 0.2%
Encore Capital Group, Inc. *
864 29,532
Enova International, Inc. *
1,107 16,461
EZCORP, Inc., Class A *
3,335 21,010
FirstCash , Inc.
215 14,508
Nelnet, Inc., Class A
400 19,096
100,607
Containers & Packaging - 0.1%
UFP Technologies, Inc. * 667 29,388
Diversified Consumer Services - 1.1%
Chegg , Inc. *
2,749 184,898
Collectors Universe, Inc.
815 27,938
Laureate Education, Inc., Class A *
5,021 50,034
Perdoceo Education Corp. *
3,243 51,661
Strategic Education, Inc.
800 122,920
WW International, Inc. *
2,061 52,308
489,759
Diversified Financial Services - 0.2%
Cannae Holdings, Inc. * 2,596 106,696
INVESTMENTS SHARES VALUE ($)
Diversified Telecommunication Services - 0.8%
Anterix , Inc. *
581 26,343
Bandwidth, Inc., Class A *
266 33,782
Cogent Communications Holdings,
Inc. 1,983 153,405
Iridium Communications, Inc. *
4,969 126,411
Vonage Holdings Corp. *
2,700 27,162
367,103
Electric Utilities - 0.8%
Genie Energy Ltd., Class B
3,602 26,511
MGE Energy, Inc.
1,465 94,507
Otter Tail Corp.
1,027 39,837
PNM Resources, Inc.
2,312 88,873
Portland General Electric Co.
2,144 89,641
339,369
Electrical Equipment - 1.9%
Atkore International Group, Inc. *
2,357 64,464
AZZ, Inc.
516 17,709
Encore Wire Corp.
563 27,485
Generac Holdings, Inc. *
2,841 346,403
Plug Power, Inc. *(a)
19,051 156,409
Sunrun , Inc. *
3,004 59,239
Thermon Group Holdings, Inc. *
1,079 15,721
Vicor Corp. *
1,206 86,772
Vivint Solar, Inc. *(a)
5,787 57,291
831,493
Electronic Equipment, Instruments & Components - 1.6%
Badger Meter, Inc.
1,423 89,535
ePlus , Inc. *
518 36,612
Fabrinet (Thailand) *
791 49,374
Insight Enterprises, Inc. *
1,312 64,550
Itron , Inc. *
548 36,305
Knowles Corp. *
3,513 53,608
Methode Electronics, Inc.
887 27,728
Napco Security Technologies, Inc. *
955 22,338
Novanta , Inc. *
638 68,119
OSI Systems, Inc. *
900 67,176
PAR Technology Corp. *
487 14,576
PC Connection, Inc.
468 21,697
Plexus Corp. *
600 42,336
Rogers Corp. *
159 19,812
Sanmina Corp. *
1,383 34,630
TTM Technologies, Inc. *
2,264 26,851
Vishay Intertechnology , Inc.
1,024 15,637
Vishay Precision Group, Inc. *
778 19,123
710,007
Energy Equipment & Services - 0.1%
Cactus, Inc., Class A
669 13,801
DMC Global, Inc.
478 13,193
26,994

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Entertainment - 0.0% (b)
Liberty Media Corp.-Liberty Braves,
Class C * 1,059 20,905
Equity Real Estate Investment Trusts (REITs) - 6.0%
Agree Realty Corp.
2,030 133,391
Alexander & Baldwin, Inc.
1,199 14,616
Alexander's, Inc.
73 17,586
American Assets Trust, Inc.
3,028 84,300
Bluerock Residential Growth REIT,
Inc. 2,296 18,552
CareTrust REIT, Inc.
1,045 17,932
Easterly Government Properties,
Inc. 1,349 31,189
EastGroup Properties, Inc.
1,556 184,557
Essential Properties Realty Trust,
Inc. 2,297 34,087
First Industrial Realty Trust, Inc.
3,813 146,572
Four Corners Property Trust, Inc.
1,074 26,206
Getty Realty Corp.
1,662 49,328
Gladstone Commercial Corp.
2,751 51,581
Global Net Lease, Inc.
3,220 53,871
Healthcare Realty Trust, Inc.
1,859 54,450
Independence Realty Trust, Inc.
5,020 57,680
Industrial Logistics Properties Trust
1,293 26,571
Innovative Industrial Properties, Inc.
563 49,555
Investors Real Estate Trust
655 46,171
Lexington Realty Trust
6,850 72,268
LTC Properties, Inc.
1,324 49,875
Monmouth Real Estate Investment
Corp. 2,025 29,342
National Health Investors, Inc.
737 44,751
National Storage Affiliates Trust
4,108 117,735
NexPoint Residential Trust, Inc.
1,444 51,045
One Liberty Properties, Inc.
932 16,422
Physicians Realty Trust
3,560 62,371
Piedmont Office Realty Trust, Inc.,
Class A 2,404 39,930
PS Business Parks, Inc.
1,179 156,100
QTS Realty Trust, Inc., Class A
1,761 112,863
Rexford Industrial Realty, Inc.
5,763 238,761
Sabra Health Care REIT, Inc.
3,499 50,491
Safehold , Inc.
2,158 124,063
Saul Centers, Inc.
490 15,812
STAG Industrial, Inc.
3,787 111,035
Terreno Realty Corp.
3,861 203,243
UMH Properties, Inc.
1,668 21,567
Universal Health Realty Income
Trust 733 58,266
2,674,135
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings,
Inc. * 3,018 112,481
Ingles Markets, Inc., Class A
733 31,570
Performance Food Group Co. *
1,364 39,747
PriceSmart , Inc.
294 17,737
Rite Aid Corp. *(a)
2,576 43,946
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 0.6% (continued)
SpartanNash Co.
651 13,834
Weis Markets, Inc.
480 24,058
283,373
Food Products - 1.6%
Cal-Maine Foods, Inc. *
309 13,744
Darling Ingredients, Inc. *
3,728 91,783
Fresh Del Monte Produce, Inc.
1,003 24,694
Freshpet , Inc. *
2,265 189,490
J & J Snack Foods Corp.
494 62,802
John B Sanfilippo & Son, Inc.
879 75,005
Lancaster Colony Corp.
523 81,060
Sanderson Farms, Inc.
773 89,583
Simply Good Foods Co. (The) *
2,118 39,353
Tootsie Roll Industries, Inc.
1,384 47,430
714,944
Gas Utilities - 0.3%
Chesapeake Utilities Corp.
446 37,464
Northwest Natural Holding Co.
255 14,226
ONE Gas, Inc.
1,373 105,790
157,480
Health Care Equipment & Supplies - 5.1%
Alphatec Holdings, Inc. *
6,627 31,147
Antares Pharma, Inc. *
16,954 46,624
Apyx Medical Corp. *
4,000 22,200
AtriCure , Inc. *
1,653 74,302
Cardiovascular Systems, Inc. *
1,509 47,609
CONMED Corp.
507 36,499
CryoPort , Inc. *(a)
4,081 123,450
GenMark Diagnostics, Inc. *
1,535 22,580
Globus Medical, Inc., Class A *
1,606 76,622
Haemonetics Corp. *
1,231 110,248
Heska Corp. *
669 62,331
Integer Holdings Corp. *
969 70,785
Invacare Corp.
3,554 22,639
iRhythm Technologies, Inc. *
855 99,086
LeMaitre Vascular, Inc.
1,341 35,402
Mesa Laboratories, Inc.
247 53,550
Natus Medical, Inc. *
787 17,172
Neogen Corp. *
398 30,885
Nevro Corp. *
1,590 189,957
Novocure Ltd. *
3,564 211,345
NuVasive , Inc. *
1,071 59,612
OraSure Technologies, Inc. *
1,000 11,630
OrthoPediatrics Corp. *
618 27,044
Quidel Corp. *
1,981 443,229
STAAR Surgical Co. *
765 47,078
Tactile Systems Technology, Inc. *
372 15,412
Tandem Diabetes Care, Inc. *
2,049 202,687
Zynex , Inc. *
3,073 76,426
2,267,551

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 2.5%
Addus HomeCare Corp. *
1,402 129,769
Amedisys , Inc. *
1,044 207,276
AMN Healthcare Services, Inc. *
710 32,120
BioTelemetry , Inc. *
876 39,586
Catasys , Inc. *(a)
1,248 30,876
Community Health Systems, Inc. *
5,438 16,368
CorVel Corp. *
634 44,944
Ensign Group, Inc. (The)
456 19,084
Hanger, Inc. *
1,594 26,397
Joint Corp. (The) *
1,379 21,057
LHC Group, Inc. *
1,203 209,707
National HealthCare Corp.
476 30,197
National Research Corp.
400 23,284
Owens & Minor, Inc.
4,717 35,944
Providence Service Corp. (The) *
400 31,564
R1 RCM, Inc. *
8,977 100,094
RadNet , Inc. *
2,195 34,835
Select Medical Holdings Corp. *
2,988 44,013
Tenet Healthcare Corp. *
1,368 24,774
Triple-S Management Corp., Class
B * 1,082 20,580
US Physical Therapy, Inc.
240 19,445
1,141,914
Health Care Technology - 1.9%
Inovalon Holdings, Inc., Class A *
6,258 120,529
Inspire Medical Systems, Inc. *
1,262 109,819
Omnicell , Inc. *
1,073 75,775
Tabula Rasa HealthCare, Inc. *
205 11,220
Teladoc Health, Inc. *
2,669 509,352
Vocera Communications, Inc. *
809 17,151
843,846
Hotels, Restaurants & Leisure - 1.4%
Churchill Downs, Inc.
1,156 153,921
Denny's Corp. *
1,282 12,948
Everi Holdings, Inc. *
3,324 17,152
Marriott Vacations Worldwide Corp.
289 23,759
Papa John's International, Inc.
1,284 101,963
Penn National Gaming, Inc. *
1,771 54,086
SeaWorld Entertainment, Inc. *
1,282 18,986
Shake Shack, Inc., Class A *(a)
337 17,854
Wingstop , Inc.
1,547 214,987
615,656
Household Durables - 2.8%
Beazer Homes USA, Inc. *
1,292 13,010
Cavco Industries, Inc. *
132 25,456
GoPro, Inc., Class A *
4,659 22,177
Helen of Troy Ltd. *
1,276 240,603
Installed Building Products, Inc. *
1,104 75,933
KB Home
3,612 110,816
La-Z-Boy, Inc.
1,058 28,629
LGI Homes, Inc. *
450 39,614
INVESTMENTS SHARES VALUE ($)
Household Durables - 2.8% (continued)
M/I Homes, Inc. *
2,076 71,497
MDC Holdings, Inc.
2,730 97,461
Meritage Homes Corp. *
2,834 215,724
Purple Innovation, Inc. *
3,220 57,960
Taylor Morrison Home Corp. *
2,630 50,733
TopBuild Corp. *
1,380 157,003
TRI Pointe Group, Inc. *
2,759 40,530
Universal Electronics, Inc. *
465 21,771
1,268,917
Household Products - 0.3%
Central Garden & Pet Co., Class A *
1,540 52,036
WD-40 Co.
323 64,051
116,087
Independent Power and Renewable Electricity Producers - 0.8%
Clearway Energy, Inc., Class C
5,624 129,690
Ormat Technologies, Inc.
774 49,141
TerraForm Power, Inc., Class A
9,070 167,251
346,082
Insurance - 2.3%
AMERISAFE, Inc.
1,251 76,511
Argo Group International Holdings
Ltd. 747 26,018
eHealth, Inc. *
1,114 109,439
Enstar Group Ltd. *
571 87,232
Goosehead Insurance, Inc., Class
A * 2,138 160,692
James River Group Holdings Ltd.
2,244 100,980
Kinsale Capital Group, Inc.
577 89,556
MBIA, Inc. *
2,965 21,496
National General Holdings Corp.
2,294 49,573
RLI Corp.
1,873 153,773
Selective Insurance Group, Inc.
606 31,961
Trupanion , Inc. *(a)
796 33,981
United Fire Group, Inc.
1,284 35,580
United Insurance Holdings Corp.
1,698 13,279
Universal Insurance Holdings, Inc.
1,100 19,525
1,009,596
Interactive Media & Services - 0.3%
EverQuote , Inc., Class A *
1,849 107,538
QuinStreet , Inc. *
2,174 22,740
130,278
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A *
1,586 31,752
PetMed Express, Inc.
487 17,357
Rubicon Project, Inc. (The) *
7,766 51,799
Stamps.com, Inc. *
597 109,663
210,571

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
IT Services - 2.5%
Cardtronics plc, Class A *
1,340 32,133
CSG Systems International, Inc.
1,655 68,500
EVERTEC, Inc.
4,430 124,483
Evo Payments, Inc., Class A *
2,154 49,176
ExlService Holdings, Inc. *
374 23,712
I3 Verticals, Inc., Class A *
852 25,773
KBR, Inc.
5,375 121,206
Limelight Networks, Inc. *
8,249 60,713
LiveRamp Holdings, Inc. *
334 14,185
ManTech International Corp., Class
A 1,140 78,079
MAXIMUS, Inc.
807 56,853
NIC, Inc.
2,428 55,747
Paysign , Inc. *
2,673 25,955
Perficient , Inc. *
2,002 71,632
Perspecta , Inc.
4,037 93,779
Science Applications International
Corp. 1,082 84,050
TTEC Holdings, Inc.
1,579 73,518
Tucows , Inc., Class A *(a)
633 36,284
Virtusa Corp. *
933 30,294
1,126,072
Leisure Products - 0.2%
Acushnet Holdings Corp.
1,562 54,342
Clarus Corp.
2,074 24,017
Vista Outdoor, Inc. *
1,331 19,233
97,592
Life Sciences Tools & Services - 2.1%
Codexis , Inc. *
1,043 11,890
Luminex Corp.
575 18,705
Medpace Holdings, Inc. *
1,799 167,343
NanoString Technologies, Inc. *(a)
2,478 72,729
NeoGenomics , Inc. *
4,795 148,549
Quanterix Corp. *
692 18,954
Repligen Corp. *
2,352 290,731
Syneos Health, Inc. *
3,383 197,060
925,961
Machinery - 2.8%
Alamo Group, Inc.
289 29,663
Albany International Corp., Class A
689 40,451
Columbus McKinnon Corp.
620 20,739
Douglas Dynamics, Inc.
715 25,111
ESCO Technologies, Inc.
1,106 93,490
Evoqua Water Technologies Corp. *
6,237 116,008
Federal Signal Corp.
2,750 81,758
Franklin Electric Co., Inc.
777 40,808
John Bean Technologies Corp.
457 39,311
Kadant , Inc.
620 61,789
Luxfer Holdings plc (United
Kingdom) 1,438 20,348
Meritor, Inc. *
1,948 38,570
Miller Industries, Inc.
867 25,811
INVESTMENTS SHARES VALUE ($)
Machinery - 2.8% (continued)
Mueller Industries, Inc.
1,733 46,063
Mueller Water Products, Inc., Class
A 2,882 27,177
Proto Labs, Inc. *
165 18,558
RBC Bearings, Inc. *
562 75,331
Rexnord Corp.
1,801 52,499
Shyft Group, Inc. (The)
4,035 67,949
SPX Corp. *
2,755 113,368
SPX FLOW, Inc. *
1,387 51,929
Standex International Corp.
358 20,603
Tennant Co.
272 17,683
TriMas Corp. *
882 21,124
Watts Water Technologies, Inc.,
Class A 1,153 93,393
1,239,534
Marine - 0.2%
Costamare , Inc. (Monaco)
7,439 41,361
Matson, Inc.
1,047 30,468
71,829
Media - 0.5%
Cardlytics, Inc. *(a)
1,637 114,557
Gray Television, Inc. *
861 12,011
TechTarget , Inc. *
1,420 42,642
TEGNA, Inc.
5,019 55,912
225,122
Metals & Mining - 0.9%
Carpenter Technology Corp.
845 20,516
Coeur Mining, Inc. *
6,148 31,232
Commercial Metals Co.
2,024 41,290
Compass Minerals International,
Inc. 899 43,826
Hecla Mining Co.
4,528 14,806
Kaiser Aluminum Corp.
258 18,994
Materion Corp.
537 33,020
Novagold Resources, Inc. (Canada)
* 17,660 162,119
Worthington Industries, Inc.
749 27,938
393,741
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 1,906 54,245
Multi-Utilities - 0.4%
Black Hills Corp.
1,528 86,576
NorthWestern Corp.
1,382 75,347
Unitil Corp.
960 43,027
204,950
Oil, Gas & Consumable Fuels - 0.8%
CNX Resources Corp. *(a)
1,747 15,112
CVR Energy, Inc.
605 12,166
DHT Holdings, Inc.
10,352 53,106

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - 0.8% (continued)
Dorian LPG Ltd. *
2,410 18,653
International Seaways, Inc.
1,759 28,742
Nordic American Tankers Ltd.
13,619 55,293
Par Pacific Holdings, Inc. *
1,797 16,155
REX American Resources Corp. *
300 20,811
Scorpio Tankers, Inc. (Monaco)
1,047 13,412
Teekay Tankers Ltd., Class A *(a)
3,463 44,396
World Fuel Services Corp.
2,510 64,658
342,504
Paper & Forest Products - 0.4%
Boise Cascade Co.
1,122 42,198
Clearwater Paper Corp. *
428 15,464
Louisiana-Pacific Corp.
2,637 67,639
P H Glatfelter Co.
1,708 27,413
Schweitzer-Mauduit International,
Inc. 950 31,740
Verso Corp., Class A
1,275 15,249
199,703
Personal Products - 0.2%
elf Beauty, Inc. *
1,894 36,119
Inter Parfums , Inc.
462 22,245
Lifevantage Corp. *
1,804 24,390
USANA Health Sciences, Inc. *
207 15,200
97,954
Pharmaceuticals - 2.6%
Amphastar Pharmaceuticals, Inc. *
1,947 43,730
ANI Pharmaceuticals, Inc. *
633 20,471
Axsome Therapeutics, Inc. *
1,745 143,579
BioDelivery Sciences International,
Inc. * 10,694 46,626
Cara Therapeutics, Inc. *
1,783 30,489
Chiasma, Inc. *
5,756 30,967
Collegium Pharmaceutical, Inc. *
1,239 21,682
Corcept Therapeutics, Inc. *
2,446 41,142
Evofem Biosciences, Inc. *
1,262 3,571
Intra-Cellular Therapies, Inc. *
2,493 63,995
Kala Pharmaceuticals, Inc. *
1,241 13,043
Lannett Co., Inc. *
3,207 23,283
MyoKardia , Inc. *
1,939 187,346
Ocular Therapeutix , Inc. *
2,099 17,485
Odonate Therapeutics, Inc. *
1,337 56,609
Pacira BioSciences , Inc. *
1,072 56,248
Prestige Consumer Healthcare,
Inc. * 1,510 56,716
Reata Pharmaceuticals, Inc., Class
A * 1,225 191,124
Recro Pharma, Inc. *
3,330 15,152
Revance Therapeutics, Inc. *
1,281 31,282
Tricida , Inc. *
1,261 34,652
Zogenix , Inc. *
449 12,127
Zynerba Pharmaceuticals, Inc. *(a)
3,111 10,484
1,151,803
INVESTMENTS SHARES VALUE ($)
Professional Services - 1.6%
ASGN, Inc. *
637 42,475
Exponent, Inc.
1,968 159,270
Forrester Research, Inc. *
656 21,019
Franklin Covey Co. *
808 17,291
FTI Consulting, Inc. *
1,729 198,057
Huron Consulting Group, Inc. *
1,381 61,110
ICF International, Inc.
770 49,919
Kelly Services, Inc., Class A
1,064 16,827
Kforce , Inc.
1,548 45,279
Korn Ferry
851 26,151
TriNet Group, Inc. *
497 30,287
Willdan Group, Inc. *
1,512 37,815
705,500
Real Estate Management & Development - 0.5%
Kennedy-Wilson Holdings, Inc.
2,967 45,158
Marcus & Millichap, Inc. *
662 19,105
Newmark Group, Inc., Class A
4,283 20,816
Redfin Corp. *
3,108 130,256
215,335
Road & Rail - 0.7%
ArcBest Corp.
1,360 36,053
Heartland Express, Inc.
1,079 22,465
Marten Transport Ltd.
1,333 33,538
Saia, Inc. *
905 100,618
Universal Logistics Holdings, Inc.
2,681 46,596
Werner Enterprises, Inc.
1,490 64,860
304,130
Semiconductors & Semiconductor Equipment - 5.8%
Advanced Energy Industries, Inc. *
802 54,368
Ambarella , Inc. *
1,920 87,936
Amkor Technology, Inc. *
10,043 123,629
Brooks Automation, Inc.
2,292 101,398
Cabot Microelectronics Corp.
1,099 153,354
Cirrus Logic, Inc. *
2,974 183,734
Diodes, Inc. *
2,487 126,091
DSP Group, Inc. *
1,520 24,138
Enphase Energy, Inc. *
5,155 245,223
FormFactor , Inc. *
4,616 135,387
Ichor Holdings Ltd. *
846 22,487
Impinj , Inc. *
1,697 46,617
Inphi Corp. *
2,729 320,658
Lattice Semiconductor Corp. *
7,857 223,060
MACOM Technology Solutions
Holdings, Inc. * 3,163 108,649
MaxLinear , Inc. *
874 18,756
NeoPhotonics Corp. *
1,461 12,974
PDF Solutions, Inc. *
2,796 54,690
Photronics , Inc. *
4,200 46,746
Power Integrations, Inc.
864 102,064
Rambus, Inc. *
3,205 48,716
Semtech Corp. *
369 19,269

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 5.8% (continued)
Silicon Laboratories, Inc. *
940 94,254
SunPower Corp. *(a)
7,399 56,676
Synaptics , Inc. *
1,305 78,457
Ultra Clean Holdings, Inc. *
2,496 56,484
Veeco Instruments, Inc. *
3,007 40,564
2,586,379
Software - 5.2%
8x8, Inc. *
855 13,680
ACI Worldwide, Inc. *
1,821 49,149
Agilysys , Inc. *
1,107 19,860
Alarm.com Holdings, Inc. *
401 25,989
Appfolio , Inc., Class A *
1,611 262,126
Appian Corp. *(a)
2,382 122,078
Blackline, Inc. *
1,619 134,231
Bottomline Technologies DE, Inc. *
698 35,437
Cornerstone OnDemand , Inc. *
368 14,190
Digimarc Corp. *(a)
1,169 18,692
Digital Turbine, Inc. *
10,258 128,943
Envestnet , Inc. *
1,229 90,381
Everbridge , Inc. *
1,572 217,502
Five9, Inc. *
2,966 328,247
Intelligent Systems Corp. *
1,127 38,408
J2 Global, Inc. *
562 35,524
LivePerson , Inc. *
596 24,692
MicroStrategy , Inc., Class A *
200 23,658
MobileIron , Inc. *
5,450 26,868
Model N, Inc. *
924 32,118
Progress Software Corp.
930 36,038
PROS Holdings, Inc. *
1,161 51,583
Q2 Holdings, Inc. *
1,945 166,862
Qualys , Inc. *
641 66,677
Rapid7, Inc. *
910 46,428
Rosetta Stone, Inc. *
817 13,775
SPS Commerce, Inc. *
1,643 123,422
Telenav , Inc. *
3,840 21,082
Upland Software, Inc. *
616 21,412
Varonis Systems, Inc. *
621 54,946
Verint Systems, Inc. *
773 34,924
VirnetX Holding Corp.
80 520
Workiva , Inc. *
325 17,384
Yext , Inc. *
1,138 18,902
Zix Corp. *
3,091 21,328
2,337,056
Specialty Retail - 2.2%
Aaron's, Inc.
464 21,066
America's Car-Mart, Inc. *
413 36,290
Asbury Automotive Group, Inc. *
536 41,449
Boot Barn Holdings, Inc. *
935 20,159
Buckle, Inc. (The)
1,148 18,001
Group 1 Automotive, Inc.
684 45,123
Hibbett Sports, Inc. *
1,254 26,259
Lithia Motors, Inc., Class A
1,236 187,044
Murphy USA, Inc. *
967 108,874
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.2% (continued)
National Vision Holdings, Inc. *
1,313 40,073
Rent-A-Center, Inc.
2,899 80,650
RH *
737 183,439
Shoe Carnival, Inc.
643 18,821
Sleep Number Corp. *
855 35,602
Sonic Automotive, Inc., Class A
2,021 64,490
Sportsman's Warehouse Holdings,
Inc. * 2,932 41,781
Zumiez , Inc. *
1,446 39,591
1,008,712
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc. * 4,022 29,240
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. *
2,271 83,618
Deckers Outdoor Corp. *
1,224 240,381
Rocky Brands, Inc.
1,617 33,246
Steven Madden Ltd.
856 21,135
378,380
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc. *
775 17,112
Capitol Federal Financial, Inc.
5,049 55,589
Essent Group Ltd.
565 20,493
Federal Agricultural Mortgage
Corp., Class C 480 30,725
HomeStreet , Inc.
997 24,536
Kearny Financial Corp.
1,887 15,436
Meta Financial Group, Inc.
1,602 29,108
Mr Cooper Group, Inc. *
1,143 14,219
NMI Holdings, Inc., Class A *
765 12,301
Northwest Bancshares, Inc.
5,901 60,338
PennyMac Financial Services, Inc.
3,026 126,456
Premier Financial Corp.
1,450 25,621
Radian Group, Inc.
3,637 56,410
Walker & Dunlop, Inc.
365 18,546
Waterstone Financial, Inc.
2,000 29,660
536,550
Tobacco - 0.1%
Turning Point Brands, Inc.
470 11,707
Vector Group Ltd.
3,479 34,999
46,706
Trading Companies & Distributors - 1.2%
BMC Stock Holdings, Inc. *
2,515 63,227
CAI International, Inc. *
1,309 21,808
DXP Enterprises, Inc. *
955 19,014
Foundation Building Materials,
Inc. * 3,338 52,106
GATX Corp.
641 39,088
GMS, Inc. *
2,406 59,163
H&E Equipment Services, Inc.
1,160 21,437
Herc Holdings, Inc. *
660 20,282
Lawson Products, Inc. *
643 20,743

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR TM SMALL CAP MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 1.2% (continued)
NOW, Inc. *
3,130 27,012
Rush Enterprises, Inc., Class A
649 26,908
SiteOne Landscape Supply, Inc. *
1,045 119,099
Triton International Ltd.
1,310 39,614
529,501
Water Utilities - 0.8%
American States Water Co.
2,499 196,496
Cadiz, Inc. *
2,241 22,769
California Water Service Group
716 34,153
Middlesex Water Co.
1,269 85,252
SJW Group
509 31,614
370,284
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications
Co. 794 39,136
TOTAL COMMON STOCKS
(Cost $32,879,446) 42,353,413
SHORT-TERM INVESTMENTS - 4.7%
INVESTMENT COMPANIES - 4.7%
Limited Purpose Cash Investment
Fund, 0.34% (c)
(Cost $2,123,493) 2,123,494 2,123,919
SECURITIES LENDING COLLATERAL - 3.4%
Investment Companies - 3.4%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(c)(d) 383,441 383,441
Limited Purpose Cash Investment
Fund 0.34% (c)(d) 1,140,579 1,140,807
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,524,020) 1,524,248
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 102.9%
(Cost $36,526,959) 46,001,580
LIABILITIES IN EXCESS OF OTHER
ASSETS - (2.9)% (e) (1,308,287)
NET ASSETS - 100.0% 44,693,293
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 782,544 1.8%
Consumer Discretionary 4,399,201 9.8
Consumer Staples 1,627,762 3.6
Energy 369,498 0.8
Financials 3,753,051 8.4
Health Care 11,679,178 26.1
Industrials 6,957,892 15.6
Information Technology 7,397,706 16.6
Materials 1,078,946 2.4
Real Estate 2,889,470 6.5
Utilities 1,418,165 3.2
Short-Term Investments 2,123,919 4.7
Securities Lending Collateral 1,524,248 3.4
Total Investments In Securities
At Value 46,001,580 102.9
Liabilities in Excess of Other
Assets (e) (1,308,287) (2.9)
Net Assets
$ 44,693,293 100.0%
All securities are United States companies, unless noted
otherwise in parentheses.
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was
$1,477,680.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) Represents security purchased with the cash collateral received for securities on loan.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index 24 9/2020 USD $ 1,725,120 $ 51,583
$ 51,583

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 96.0%
Australia - 6.0%
AGL Energy Ltd. 10,943 129,457
Aristocrat Leisure Ltd. 13,152 235,506
ASX Ltd. 900 53,494
BHP Group plc 7,337 150,138
Brambles Ltd. 6,432 48,770
CIMIC Group Ltd. 2,383 40,045
Cochlear Ltd. 985 129,320
Coles Group Ltd. 17,900 212,784
Commonwealth Bank of Australia 10,107 488,111
Computershare Ltd. 9,146 84,687
CSL Ltd. 7,771 1,545,567
Dexus , REIT 21,643 138,912
Fortescue Metals Group Ltd. 23,391 227,400
Goodman Group, REIT 52,739 544,173
GPT Group (The), REIT 13,683 39,751
Insurance Australia Group Ltd. 27,300 109,565
Macquarie Group Ltd. 1,022 84,818
Magellan Financial Group Ltd. 1,295 52,882
Mirvac Group, REIT 27,018 40,813
National Australia Bank Ltd. 3,562 45,139
Newcrest Mining Ltd. 5,669 125,705
QBE Insurance Group Ltd. 6,506 40,149
Ramsay Health Care Ltd. 1,987 91,764
REA Group Ltd. 1,574 118,606
Rio Tinto plc 6,275 353,135
Sonic Healthcare Ltd. 2,086 44,050
Telstra Corp. Ltd. 95,481 207,254
Treasury Wine Estates Ltd. 17,956 130,646
Wesfarmers Ltd. 14,974 465,575
Woolworths Group Ltd. 8,449 217,788
6,196,004
—
Austria - 0.1%
ANDRITZ AG 2,003 73,031
Belgium - 0.5%
Ageas SA/NV 2,838 100,578
Colruyt SA 670 36,823
UCB SA 2,857 331,544
Umicore SA 1,786 84,307
553,252
—
Brazil - 0.1%
Wheaton Precious Metals Corp. (1) 2,009 88,360
Canada - 9.6%
Agnico Eagle Mines Ltd. (1) 3,916 250,750
Algonquin Power & Utilities Corp.
(1) 19,288 249,340
Alimentation Couche-Tard, Inc.,
Class B (1) 951 29,820
AltaGas Ltd. (1) 8,068 93,005
Atco Ltd., Class I (1) 1,833 54,372
Barrick Gold Corp. (1) 31,514 847,972
BCE, Inc. (1) 12,414 517,738
Brookfield Asset Management, Inc.,
Class A (1) 3,251 106,994
CAE, Inc. (1) 5,614 91,058
Canadian Apartment Properties,
REIT (1) 4,157 148,784
INVESTMENTS SHARES VALUE ($)
Canada - 9.6% (continued)
Canadian National Railway Co. (1) 810 71,663
Canadian Pacific Railway Ltd. (1) 1,503 382,304
Canadian Utilities Ltd., Class A (1) 1,915 47,678
CI Financial Corp. (1) 4,241 53,950
Constellation Software, Inc. (1) 275 310,507
Cronos Group, Inc. (1)*(a) 6,386 38,478
Dollarama, Inc. (1) 1,538 51,161
Emera, Inc. (1) 5,057 198,987
Empire Co. Ltd., Class A (1) 4,461 106,826
Enbridge, Inc. (1) 16,650 506,270
Fortis, Inc. (1) 4,958 188,554
Franco-Nevada Corp. (1) 4,831 674,867
George Weston Ltd. (1) 2,615 191,560
Hydro One Ltd. (1)(b) 15,635 294,020
iA Financial Corp., Inc. (1) 2,847 95,333
IGM Financial, Inc. (1) 2,139 51,978
Intact Financial Corp. (1) 2,254 214,525
International Petroleum Corp. *(a) 3,493 6,405
Kinross Gold Corp. (1)* 15,167 109,485
Loblaw Cos. Ltd. (1) 6,649 323,781
Manulife Financial Corp. (1) 14,916 202,931
Metro, Inc. (1) 9,027 372,357
Parkland Corp. (1) 1,513 37,569
Quebecor, Inc., Class B (1) 3,297 70,841
Shopify, Inc., Class A (1)* 2,335 2,218,335
SmartCentres , REIT (1) 2,582 39,768
Thomson Reuters Corp. (1) 7,887 535,870
WSP Global, Inc. (1) 2,550 156,388
9,942,224
—
Chile - 0.0% (c)
Antofagasta plc 3,557 41,170
China - 0.1%
BOC Hong Kong Holdings Ltd. 19,000 60,836
Denmark - 4.4%
Carlsberg A/S, Class B 874 115,900
Chr Hansen Holding A/S 1,138 117,380
Coloplast A/S, Class B 2,912 453,888
Demant A/S * 3,240 85,864
DSV Panalpina A/S 3,495 429,308
Genmab A/S * 834 281,219
Novo Nordisk A/S, Class B 23,526 1,532,665
Novozymes A/S, Class B 780 45,221
Orsted A/S (b) 8,357 965,975
Tryg A/S 9,825 285,459
Vestas Wind Systems A/S 2,318 237,370
4,550,249
—
Finland - 1.6%
Elisa OYJ 2,172 132,170
Fortum OYJ 17,149 327,171
Kone OYJ, Class B 6,973 480,925
Neste OYJ 5,025 197,362
Nokian Renkaat OYJ 1,449 31,851
Orion OYJ, Class B 549 26,623
Sampo OYJ, Class A 3,563 122,816
UPM- Kymmene OYJ 9,592 277,829

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Finland - 1.6% (continued)
Wartsila OYJ Abp 4,467 37,054
1,633,801
—
France - 4.3%
Airbus SE * 4,072 291,774
AXA SA 6,712 141,240
BNP Paribas SA * 8,449 337,571
Capgemini SE 1,863 214,993
Credit Agricole SA * 26,078 247,629
Dassault Systemes SE 2,145 372,357
Electricite de France SA 7,138 66,363
EssilorLuxottica SA * 892 114,719
Hermes International 304 255,241
Iliad SA 513 100,143
Kering SA 176 96,223
L'Oreal SA 548 176,865
LVMH Moet Hennessy Louis
Vuitton SE 2,345 1,035,306
Orange SA 18,570 222,060
Peugeot SA * 2,366 38,800
Safran SA * 2,841 285,780
Sanofi 2,885 294,226
TOTAL SA 5,099 196,609
4,487,899
—
Germany - 6.2%
adidas AG * 918 242,032
Aroundtown SA * 5,752 32,969
Bayer AG (Registered) 3,556 263,583
Beiersdorf AG 1,334 151,695
Brenntag AG 1,127 59,754
Carl Zeiss Meditec AG 1,384 134,763
Delivery Hero SE *(b) 3,955 406,445
Deutsche Boerse AG 2,889 522,842
Deutsche Post AG (Registered) 5,342 196,158
Deutsche Wohnen SE 3,880 174,350
E.ON SE 13,802 155,793
Fraport AG Frankfurt Airport
Services Worldwide * 833 36,490
Hannover Rueck SE 3,192 551,655
KION Group AG 902 55,536
Merck KGaA 2,205 256,768
MTU Aero Engines AG 413 71,904
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,116 290,601
Puma SE * 4,135 320,607
RWE AG 8,885 311,038
SAP SE 8,450 1,181,220
Symrise AG 1,711 199,925
Volkswagen AG 514 82,989
Vonovia SE 9,526 582,258
Wirecard AG * 531 3,940
Zalando SE *(b) 1,634 115,917
6,401,232
—
Hong Kong - 1.8%
AIA Group Ltd. 53,800 503,440
CK Asset Holdings Ltd. 7,500 44,976
CLP Holdings Ltd. 17,000 166,962
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1.8% (continued)
Hang Seng Bank Ltd. 3,300 55,580
Henderson Land Development Co.
Ltd. 16,157 61,618
Hong Kong & China Gas Co. Ltd. 94,185 146,379
Hong Kong Exchanges & Clearing
Ltd. 3,000 127,775
Link, REIT 7,000 57,471
MTR Corp. Ltd. 16,500 85,812
New World Development Co. Ltd. 12,750 60,538
PCCW Ltd. 75,000 42,882
Power Assets Holdings Ltd. 7,000 38,248
Sino Land Co. Ltd. 28,000 35,426
Sun Hung Kai Properties Ltd. 6,000 76,651
Swire Properties Ltd. 14,400 36,766
Techtronic Industries Co. Ltd. 20,500 202,839
WH Group Ltd. (b) 47,000 40,617
Wharf Real Estate Investment Co.
Ltd. 9,000 43,205
Wheelock & Co. Ltd. 9,000 75,200
1,902,385
—
Italy - 1.9%
Assicurazioni Generali SpA 2,727 41,424
Enel SpA 102,597 887,305
Ferrari NV 2,809 481,169
Intesa Sanpaolo SpA * 55,823 107,275
Leonardo SpA 5,584 37,225
Moncler SpA * 3,288 126,435
Poste Italiane SpA (b) 5,728 50,035
Recordati SpA 1,120 56,043
Terna Rete Elettrica Nazionale SpA 23,336 160,961
1,947,872
—
Japan - 26.6%
Advantest Corp. 8,600 490,806
Aeon Co. Ltd. 3,200 74,446
Ajinomoto Co., Inc. 1,700 28,211
Alfresa Holdings Corp. 3,100 64,980
ANA Holdings, Inc. * 6,300 143,974
Asahi Group Holdings Ltd. 3,400 119,416
Asahi Intecc Co. Ltd. 2,300 65,643
Astellas Pharma, Inc. 21,800 364,050
Bandai Namco Holdings, Inc. 2,500 131,595
Bank of Kyoto Ltd. (The) 1,000 35,530
Benesse Holdings, Inc. 2,100 56,321
Bridgestone Corp. 2,100 67,778
Canon, Inc. 3,500 69,818
Casio Computer Co. Ltd. 3,200 55,826
Chugai Pharmaceutical Co. Ltd. 19,200 1,027,968
Chugoku Electric Power Co., Inc.
(The) 9,000 119,988
CyberAgent , Inc. 1,500 73,731
Daicel Corp. 5,700 44,177
Daifuku Co. Ltd. 1,100 96,395
Daiichi Sankyo Co. Ltd. 11,100 907,887
Daikin Industries Ltd. 2,300 372,140
Daito Trust Construction Co. Ltd. 700 64,513
Daiwa House Industry Co. Ltd. 2,900 68,483
Disco Corp. 1,000 243,889
Eisai Co. Ltd. 1,900 150,953

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 26.6% (continued)
FamilyMart Co. Ltd. 2,000 34,336
Fast Retailing Co. Ltd. 900 517,295
FUJIFILM Holdings Corp. 2,000 85,603
Fujitsu Ltd. 3,000 351,250
GMO Payment Gateway, Inc. 1,100 115,053
Hikari Tsushin, Inc. 500 114,324
Hitachi Ltd. 7,300 232,029
Hoya Corp. 7,100 679,889
Iida Group Holdings Co. Ltd. 2,400 36,884
ITOCHU Corp. 11,400 246,671
Itochu Techno-Solutions Corp. 1,200 45,128
Japan Prime Realty Investment
Corp., REIT 28 82,141
Japan Real Estate Investment
Corp., REIT 41 210,417
Japan Retail Fund Investment
Corp., REIT 46 57,536
Kakaku.com, Inc. 3,100 78,970
Kansai Paint Co. Ltd. 2,200 46,490
Kao Corp. 2,600 206,330
KDDI Corp. 19,000 566,906
Keihan Holdings Co. Ltd. 2,600 116,114
Keio Corp. 1,000 57,230
Keisei Electric Railway Co. Ltd. 2,700 84,619
Keyence Corp. 1,800 754,311
Kikkoman Corp. 3,800 183,531
Kirin Holdings Co. Ltd. 5,500 115,939
Kobayashi Pharmaceutical Co. Ltd. 800 70,340
Konami Holdings Corp. 2,600 86,759
Kose Corp. 600 72,628
Kyocera Corp. 1,300 70,960
Kyowa Kirin Co. Ltd. 3,200 84,239
LINE Corp. * 900 45,296
Lion Corp. 4,900 117,853
M3, Inc. 11,600 492,781
Marui Group Co. Ltd. 7,000 126,625
McDonald's Holdings Co. Japan
Ltd. 3,000 162,143
MEIJI Holdings Co. Ltd. 1,100 87,534
Mitsubishi Corp. 4,100 86,640
Mitsubishi Electric Corp. 3,100 40,490
Mitsui & Co. Ltd. 5,500 81,491
MonotaRO Co. Ltd. 2,400 96,428
Murata Manufacturing Co. Ltd. 6,400 377,270
Nexon Co. Ltd. 4,600 103,760
Nintendo Co. Ltd. 1,500 670,603
Nippon Building Fund, Inc., REIT 52 296,149
Nippon Express Co. Ltd. 1,000 51,853
Nippon Paint Holdings Co. Ltd. 3,500 255,279
Nippon Prologis REIT, Inc., REIT 20 60,773
Nippon Telegraph & Telephone
Corp. 30,900 719,953
Nissan Chemical Corp. 1,200 61,739
Nisshin Seifun Group, Inc. 5,000 74,658
Nissin Foods Holdings Co. Ltd. 1,300 115,180
Nitori Holdings Co. Ltd. 1,500 294,104
Nomura Holdings, Inc. 11,100 49,879
Nomura Real Estate Master Fund,
Inc., REIT 36 43,117
Nomura Research Institute Ltd. 10,350 282,687
INVESTMENTS SHARES VALUE ($)
Japan - 26.6% (continued)
NTT Data Corp. 12,500 139,755
NTT DOCOMO, Inc. 21,700 576,092
Obayashi Corp. 5,200 48,888
Obic Co. Ltd. 2,600 458,221
Olympus Corp. 20,100 386,975
Omron Corp. 1,400 93,770
Ono Pharmaceutical Co. Ltd. 4,200 122,583
Oracle Corp. Japan 1,300 154,196
Oriental Land Co. Ltd. 4,100 541,799
Otsuka Corp. 1,000 52,816
Otsuka Holdings Co. Ltd. 1,800 78,448
Pan Pacific International Holdings
Corp. 6,100 134,302
Park24 Co. Ltd. 2,900 49,721
PeptiDream , Inc. * 1,200 55,291
Rakuten , Inc. 5,800 51,231
Recruit Holdings Co. Ltd. 16,700 574,316
Renesas Electronics Corp. * 13,300 68,367
Santen Pharmaceutical Co. Ltd. 5,900 108,616
Secom Co. Ltd. 900 78,968
Seven & i Holdings Co. Ltd. 2,600 85,055
SG Holdings Co. Ltd. 2,300 75,057
Sharp Corp. 4,300 46,116
Shimadzu Corp. 4,600 122,807
Shimano, Inc. 1,100 211,518
Shimizu Corp. 6,600 54,371
Shin-Etsu Chemical Co. Ltd. 4,300 504,655
Shionogi & Co. Ltd. 3,900 244,660
Shiseido Co. Ltd. 3,800 242,138
SMC Corp. 700 359,745
Softbank Corp. 28,300 360,718
SoftBank Group Corp. 1,700 85,727
Sohgo Security Services Co. Ltd. 2,000 93,387
Sony Corp. 14,500 1,000,938
Stanley Electric Co. Ltd. 1,500 36,311
Sumitomo Dainippon Pharma Co.
Ltd. 3,700 51,273
Sumitomo Realty & Development
Co. Ltd. 3,000 82,808
Suzuken Co. Ltd. 1,100 41,096
Suzuki Motor Corp. 1,500 51,219
Sysmex Corp. 1,300 99,790
Taisei Corp. 1,900 69,248
Taisho Pharmaceutical Holdings
Co. Ltd. 500 30,684
Taiyo Nippon Sanso Corp. 2,700 45,152
Takeda Pharmaceutical Co. Ltd. 3,900 140,119
TDK Corp. 1,900 189,148
Terumo Corp. 12,200 464,366
Toho Gas Co. Ltd. 2,200 109,962
Tokio Marine Holdings, Inc. 5,100 223,242
Tokyo Electron Ltd. 2,800 690,883
Toyota Motor Corp. 23,500 1,477,776
Trend Micro, Inc. 3,300 184,419
Tsuruha Holdings, Inc. 500 69,057
Unicharm Corp. 4,400 180,455
United Urban Investment Corp.,
REIT 49 52,775
USS Co. Ltd. 4,900 78,549
Welcia Holdings Co. Ltd. 700 56,551

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 26.6% (continued)
West Japan Railway Co. 1,000 56,089
Yakult Honsha Co. Ltd. 1,500 88,251
Yamaha Corp. 5,500 259,408
Yokogawa Electric Corp. 2,900 45,439
Z Holdings Corp. 50,800 249,312
27,521,354
—
Macau - 0.1%
SJM Holdings Ltd. 47,000 52,693
Netherlands - 5.1%
Adyen NV *(b) 210 305,970
Akzo Nobel NV 1,506 135,300
ASML Holding NV 5,486 2,006,850
Koninklijke Ahold Delhaize NV 6,040 164,615
Koninklijke DSM NV 3,420 474,758
Koninklijke Philips NV * 14,980 699,835
NN Group NV 1,693 56,898
Randstad NV * 1,036 46,325
Royal Dutch Shell plc, Class A 18,930 303,093
Royal Dutch Shell plc, Class B 16,610 251,812
Wolters Kluwer NV 10,278 803,372
5,248,828
—
Norway - 0.2%
Mowi ASA 8,559 163,149
Singapore - 0.2%
Ascendas , REIT 24,300 55,755
CapitaLand Mall Trust, REIT 29,500 41,858
DBS Group Holdings Ltd. 2,300 34,608
United Overseas Bank Ltd. 3,400 49,680
UOL Group Ltd. 9,700 47,692
229,593
—
South Africa - 0.2%
Anglo American plc 9,105 209,899
Spain - 2.0%
Aena SME SA *(b) 481 64,330
Amadeus IT Group SA 1,518 79,698
Cellnex Telecom SA (b) 3,126 190,929
Endesa SA 9,654 239,480
Ferrovial SA 8,734 233,460
Grifols SA 3,042 92,501
Iberdrola SA 91,101 1,063,576
Naturgy Energy Group SA 5,792 108,130
Red Electrica Corp. SA 2,524 47,223
2,119,327
—
Sweden - 2.8%
Assa Abloy AB, Class B 13,823 282,922
Atlas Copco AB, Class A 16,353 696,401
Epiroc AB, Class A 5,919 74,167
Essity AB, Class B * 3,342 108,352
Hennes & Mauritz AB, Class B 18,550 270,761
Hexagon AB, Class B * 1,754 103,005
ICA Gruppen AB 1,355 64,409
Investor AB, Class B 2,787 147,845
Sandvik AB * 11,906 224,139
Skanska AB, Class B * 2,417 49,344
SKF AB, Class B 3,177 59,389
INVESTMENTS SHARES VALUE ($)
Sweden - 2.8% (continued)
Swedish Match AB 6,005 423,687
Tele2 AB, Class B 8,627 114,841
Telia Co. AB 17,137 64,113
Volvo AB, Class B * 12,673 199,408
2,882,783
—
Switzerland - 14.9%
ABB Ltd. (Registered) 9,777 221,771
Alcon, Inc. * 2,426 139,396
Baloise Holding AG (Registered) 623 93,855
Barry Callebaut AG (Registered) 80 152,707
Chocoladefabriken Lindt &
Spruengli AG 18 148,668
Cie Financiere Richemont SA
(Registered) 551 35,540
Coca-Cola HBC AG 2,201 55,098
EMS- Chemie Holding AG
(Registered) 381 296,000
Geberit AG (Registered) 787 394,866
Givaudan SA (Registered) 140 523,316
Kuehne + Nagel International AG
(Registered) * 329 54,801
Lonza Group AG (Registered) 1,635 866,056
Nestle SA (Registered) 34,186 3,790,222
Novartis AG (Registered) 28,897 2,517,537
Partners Group Holding AG 711 647,503
Roche Holding AG 9,817 3,401,095
Schindler Holding AG 229 54,195
SGS SA (Registered) 15 36,745
Sika AG (Registered) 2,589 499,088
Sonova Holding AG (Registered) * 903 180,758
STMicroelectronics NV 10,182 277,544
Straumann Holding AG
(Registered) 361 312,080
Swiss Life Holding AG (Registered) 239 88,912
Swiss Re AG 452 35,046
Swisscom AG (Registered) 281 147,357
Temenos AG (Registered) 235 36,525
Vifor Pharma AG 561 84,872
Zurich Insurance Group AG 856 303,307
15,394,860
—
United Kingdom - 7.3%
3i Group plc 5,219 53,740
Admiral Group plc 1,746 49,515
Ashtead Group plc 4,765 160,738
Associated British Foods plc 1,417 33,504
AstraZeneca plc 14,546 1,513,866
Auto Trader Group plc (b) 29,518 192,184
BAE Systems plc 37,113 221,916
Barratt Developments plc 7,602 46,723
BP plc 71,390 273,498
British American Tobacco plc 18,876 723,948
Bunzl plc 6,811 182,692
CK Hutchison Holdings Ltd. 4,500 29,140
Compass Group plc 27,316 375,826
Diageo plc 1,887 62,719
Direct Line Insurance Group plc 42,210 141,532
Experian plc 5,258 184,550
GlaxoSmithKline plc 17,591 355,333

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 7.3% (continued)
HSBC Holdings plc 119,863 557,074
Intertek Group plc 3,758 253,105
Legal & General Group plc 45,149 123,087
M&G plc 20,491 42,548
Persimmon plc 12,600 356,600
Prudential plc 20,491 308,760
Reckitt Benckiser Group plc 5,607 515,835
Sage Group plc (The) 32,325 268,328
Smith & Nephew plc 3,009 56,069
Taylor Wimpey plc 76,759 135,480
Vodafone Group plc 172,430 274,122
Whitbread plc 1,309 36,014
7,528,446
—
United States - 0.0% (c)
Bausch Health Cos., Inc. (1)* 1,769 32,367
TOTAL COMMON STOCKS
(Cost $82,072,138) 99,261,614
SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3.0%
Limited Purpose Cash Investment
Fund, 0.34% (1)(d)
(Cost $3,112,585) 3,112,585 3,113,208
SECURITIES LENDING COLLATERAL - 0.0% (c)
Investment Companies - 0.0% (c)
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(1)(d)(e) 2,056 2,056
Limited Purpose Cash Investment
Fund 0.34% (1)(d)(e) 6,115 6,116
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,171) 8,172
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.0%
(Cost $85,192,894) 102,382,994
OTHER ASSETS IN EXCESS OF
LIABILITIES - 1.0% (f) 1,077,578
NET ASSETS - 100.0% 103,460,572
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 6,013,068 5.8%
Consumer Discretionary 10,861,675 10.5
Consumer Staples 10,536,284 10.2
Energy 1,772,620 1.7
Financials 8,189,184 7.9
Health Care 21,480,421 20.8
Industrials 11,368,667 11.0
Information Technology 12,782,587 12.3
Materials 6,689,494 6.5
Real Estate 3,397,647 3.3
Utilities 6,169,967 6.0
Short-Term Investments 3,113,208 3.0
Securities Lending Collateral 8,172 0.0( c )
Total Investments In Securities
At Value 102,382,994 99.0
Other Assets in Excess of
Liabilities (f) 1,077,578 1.0
Net Assets
$ 103,460,572 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was
$38,439.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $2,626,422, which represents approximately 2.54%
of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2020.
(e) Represents security purchased with the cash collateral received for securities on loan; additional non-cash collateral of $35,739 was received.
(f) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 37 9/2020 USD $ 3,290,040 $ 27,112
$ 27,112

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 95.3%
Aerospace & Defense - 0.4%
Curtiss-Wright Corp.
19,992 1,784,886
General Dynamics Corp.
15,365 2,296,453
Lockheed Martin Corp.
20,121 7,342,555
Northrop Grumman Corp.
13,118 4,032,998
Teledyne Technologies, Inc. *
18,754 5,831,556
21,288,448
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc. (a)
460,472 36,404,916
Expeditors International of
Washington, Inc. 454,124 34,531,589
70,936,505
Automobiles - 0.0% (b)
Tesla, Inc. * 1,907 2,059,198
Banks - 3.1%
Bank of Hawaii Corp.
32,752 2,011,300
Commerce Bancshares, Inc.
47,444 2,821,495
Cullen/Frost Bankers, Inc.
37,595 2,808,723
East West Bancorp, Inc.
393,720 14,268,413
First Citizens BancShares , Inc.,
Class A 7,127 2,886,578
First Hawaiian, Inc.
94,612 1,631,111
JPMorgan Chase & Co.
543,220 51,095,273
M&T Bank Corp.
87,667 9,114,738
PNC Financial Services Group, Inc.
(The) 206,490 21,724,813
Popular, Inc.
60,655 2,254,546
Prosperity Bancshares, Inc.
45,838 2,721,860
SVB Financial Group *
180,349 38,870,620
US Bancorp
621,018 22,865,883
Western Alliance Bancorp
116,498 4,411,779
179,487,132
Beverages - 3.1%
Brown-Forman Corp., Class B
28,757 1,830,671
Coca-Cola Co. (The)
1,268,460 56,674,793
Constellation Brands, Inc., Class A
18,000 3,149,100
Monster Beverage Corp. *
526,090 36,468,559
PepsiCo, Inc.
633,129 83,737,641
181,860,764
Biotechnology - 2.4%
AbbVie, Inc.
79,242 7,779,979
Alnylam Pharmaceuticals, Inc. *
50,444 7,471,261
Amgen, Inc.
145,172 34,240,268
Biogen, Inc. *
224,002 59,931,735
Exelixis , Inc. *
115,844 2,750,136
Regeneron Pharmaceuticals, Inc. *
25,745 16,055,869
Seattle Genetics, Inc. *
40,179 6,827,216
Vertex Pharmaceuticals, Inc. *
11,076 3,215,474
138,271,938
INVESTMENTS SHARES VALUE ($)
Capital Markets - 3.5%
Ameriprise Financial, Inc.
48,086 7,214,823
BlackRock, Inc.
90,932 49,475,192
CME Group, Inc.
201,830 32,805,448
Intercontinental Exchange, Inc.
287,999 26,380,708
MSCI, Inc.
6,578 2,195,868
Northern Trust Corp.
178,482 14,160,762
S&P Global, Inc.
104,478 34,423,411
SEI Investments Co.
71,226 3,916,006
State Street Corp.
181,443 11,530,703
T. Rowe Price Group, Inc.
190,058 23,472,163
205,575,084
Chemicals - 3.4%
Air Products and Chemicals, Inc.
114,815 27,723,230
Eastman Chemical Co.
55,035 3,832,637
Ecolab, Inc.
367,287 73,071,749
Linde plc (United Kingdom)
203,600 43,185,596
NewMarket Corp.
5,746 2,301,158
PPG Industries, Inc.
129,561 13,741,240
Sherwin-Williams Co. (The)
56,210 32,480,948
196,336,558
Commercial Services & Supplies - 1.2%
Cintas Corp.
77,776 20,716,415
Copart , Inc. *
38,099 3,172,504
Republic Services, Inc.
153,863 12,624,459
Rollins, Inc.
120,451 5,105,918
Waste Management, Inc.
252,734 26,767,058
68,386,354
Communications Equipment - 0.7%
Cisco Systems, Inc.
810,588 37,805,824
Ubiquiti, Inc.
13,074 2,282,198
40,088,022
Consumer Finance - 0.9%
American Express Co.
285,699 27,198,545
Credit Acceptance Corp. *(a)
54,093 22,665,508
49,864,053
Containers & Packaging - 0.0% (b)
AptarGroup, Inc. 20,164 2,257,965
Distributors - 0.1%
Pool Corp. 21,125 5,743,254
Diversified Consumer Services - 0.0% (b)
Bright Horizons Family Solutions,
Inc. * 18,637 2,184,256
Diversified Telecommunication Services - 1.8%
AT&T, Inc.
695,594 21,027,807
Verizon Communications, Inc.
1,470,040 81,043,305
102,071,112

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - 3.5%
Alliant Energy Corp.
134,337 6,426,682
American Electric Power Co., Inc.
58,682 4,673,434
Duke Energy Corp. (a)
452,102 36,118,429
Edison International
35,518 1,928,983
Evergy , Inc.
42,240 2,504,410
Eversource Energy
20,643 1,718,943
Exelon Corp.
541,618 19,655,317
FirstEnergy Corp.
61,105 2,369,652
IDACORP, Inc.
33,947 2,965,949
NextEra Energy, Inc.
327,000 78,535,590
OGE Energy Corp.
80,354 2,439,547
Pinnacle West Capital Corp.
157,557 11,547,353
PPL Corp.
450,030 11,628,775
Xcel Energy, Inc.
318,018 19,876,125
202,389,189
Electrical Equipment - 0.4%
Eaton Corp. plc
30,731 2,688,348
Emerson Electric Co.
124,580 7,727,697
Hubbell, Inc.
16,554 2,075,210
Rockwell Automation, Inc.
59,943 12,767,859
25,259,114
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A
72,890 6,983,591
Cognex Corp.
229,392 13,699,290
Dolby Laboratories, Inc., Class A
44,313 2,918,897
Keysight Technologies, Inc. *
18,650 1,879,547
Littelfuse , Inc.
17,477 2,982,101
National Instruments Corp.
44,104 1,707,266
30,170,692
Entertainment - 0.8%
Electronic Arts, Inc. *
33,731 4,454,179
Netflix, Inc. *
76,755 34,926,595
Spotify Technology SA *
11,489 2,966,345
Walt Disney Co. (The)
62,822 7,005,281
49,352,400
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.
150,620 38,941,295
AvalonBay Communities, Inc.
75,768 11,716,763
Equinix , Inc.
12,722 8,934,661
Equity Residential
75,057 4,414,853
Essex Property Trust, Inc.
39,429 9,035,944
Public Storage
124,708 23,930,218
96,973,734
Food & Staples Retailing - 3.7%
Casey's General Stores, Inc.
136,127 20,353,709
Costco Wholesale Corp.
276,910 83,961,881
Kroger Co. (The)
361,736 12,244,763
Sprouts Farmers Market, Inc. *
108,610 2,779,330
Sysco Corp.
269,709 14,742,294
INVESTMENTS SHARES VALUE ($)
Food & Staples Retailing - 3.7% (continued)
Walmart, Inc.
700,906 83,954,521
218,036,498
Food Products - 4.1%
Archer-Daniels-Midland Co.
49,290 1,966,671
Campbell Soup Co.
196,117 9,733,287
Flowers Foods, Inc.
385,973 8,630,356
General Mills, Inc.
225,450 13,898,992
Hershey Co. (The)
307,759 39,891,722
Hormel Foods Corp.
1,335,436 64,461,496
Ingredion, Inc.
102,968 8,546,344
J M Smucker Co. (The)
103,223 10,922,026
Kellogg Co.
121,883 8,051,591
Lamb Weston Holdings, Inc.
200,108 12,792,904
McCormick & Co., Inc. (Non-Voting)
112,509 20,185,240
Mondelez International, Inc., Class
A 672,635 34,391,827
Pilgrim's Pride Corp. *
123,145 2,079,919
Post Holdings, Inc. *
30,157 2,642,356
238,194,731
Gas Utilities - 0.3%
Atmos Energy Corp.
170,754 17,003,683
UGI Corp.
79,711 2,534,810
19,538,493
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories
163,950 14,989,948
ABIOMED, Inc. *
79,132 19,115,126
Align Technology, Inc. *(a)
29,932 8,214,538
Baxter International, Inc.
19,782 1,703,230
Becton Dickinson and Co.
37,706 9,021,915
Cooper Cos., Inc. (The)
33,784 9,582,494
Danaher Corp.
181,447 32,085,273
Edwards Lifesciences Corp. *
582,509 40,257,197
Intuitive Surgical, Inc. *
79,607 45,362,457
Masimo Corp. *
40,742 9,288,768
Medtronic plc
112,448 10,311,482
ResMed , Inc.
43,011 8,258,112
Stryker Corp.
70,579 12,717,630
Varian Medical Systems, Inc. *
46,830 5,737,612
West Pharmaceutical Services, Inc.
34,960 7,941,863
234,587,645
Health Care Providers & Services - 1.2%
Anthem, Inc.
10,042 2,640,845
Chemed Corp.
16,974 7,656,462
Guardant Health, Inc. *
34,894 2,830,950
Henry Schein, Inc. *
285,618 16,677,235
Premier, Inc., Class A *
90,938 3,117,355
UnitedHealth Group, Inc.
116,052 34,229,538
67,152,385

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 0.1%
Choice Hotels International, Inc.
31,382 2,476,040
Domino's Pizza, Inc.
7,702 2,845,427
5,321,467
Household Durables - 0.1%
Garmin Ltd. 75,680 7,378,800
Household Products - 3.9%
Church & Dwight Co., Inc.
156,831 12,123,036
Clorox Co. (The)
294,491 64,602,491
Colgate-Palmolive Co.
704,754 51,630,278
Kimberly-Clark Corp.
86,980 12,294,623
Procter & Gamble Co. (The)
711,134 85,030,292
225,680,720
Industrial Conglomerates - 1.3%
3M Co.
243,853 38,038,630
Honeywell International, Inc.
239,160 34,580,144
Roper Technologies, Inc.
7,700 2,989,602
75,608,376
Insurance - 5.1%
Aflac, Inc.
98,321 3,542,506
Alleghany Corp.
10,909 5,336,028
Allstate Corp. (The)
330,859 32,090,014
Aon plc, Class A
143,187 27,577,816
Arthur J Gallagher & Co.
96,160 9,374,638
Assurant, Inc.
58,831 6,076,654
Brown & Brown, Inc.
75,396 3,073,141
Chubb Ltd.
396,417 50,194,321
Cincinnati Financial Corp.
58,110 3,720,783
CNA Financial Corp.
58,101 1,867,947
Erie Indemnity Co., Class A
46,385 8,901,281
Everest Re Group Ltd.
98,020 20,211,724
Fidelity National Financial, Inc.
186,213 5,709,291
First American Financial Corp.
54,220 2,603,644
Globe Life, Inc.
37,452 2,780,062
Hanover Insurance Group, Inc.
(The) 36,851 3,734,112
Markel Corp. *
7,882 7,276,426
Marsh & McLennan Cos., Inc.
218,003 23,406,982
Mercury General Corp.
44,402 1,809,382
Old Republic International Corp.
126,961 2,070,734
Progressive Corp. (The)
403,005 32,284,731
RenaissanceRe Holdings Ltd.
54,650 9,346,790
Travelers Cos., Inc. (The)
262,544 29,943,143
W R Berkley Corp.
92,964 5,325,908
White Mountains Insurance Group
Ltd. 1,957 1,737,757
299,995,815
Interactive Media & Services - 2.6%
Alphabet, Inc., Class A *
57,979 82,217,121
Facebook, Inc., Class A *
304,307 69,098,990
151,316,111
INVESTMENTS SHARES VALUE ($)
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. *
31,954 88,155,334
Booking Holdings, Inc. *
26,270 41,830,772
129,986,106
IT Services - 6.7%
Accenture plc, Class A
333,799 71,673,321
Akamai Technologies, Inc. *(a)
171,868 18,405,344
Amdocs Ltd.
67,589 4,114,818
Automatic Data Processing, Inc.
188,326 28,039,858
Broadridge Financial Solutions, Inc.
21,332 2,691,885
Cognizant Technology Solutions
Corp., Class A 95,575 5,430,572
EPAM Systems, Inc. *
31,704 7,989,725
Fiserv, Inc. *
54,002 5,271,675
Global Payments, Inc.
12,177 2,065,463
International Business Machines
Corp. 60,464 7,302,237
Jack Henry & Associates, Inc.
42,360 7,795,511
Mastercard , Inc., Class A
268,247 79,320,638
Paychex, Inc.
182,425 13,818,694
PayPal Holdings, Inc. *
211,413 36,834,487
VeriSign, Inc. *
94,527 19,551,019
Visa, Inc., Class A (a)
415,534 80,268,703
390,573,950
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.
138,944 12,278,481
Bio- Techne Corp.
24,584 6,491,897
Charles River Laboratories
International, Inc. * 15,818 2,757,868
Illumina, Inc. *
70,976 26,285,962
Mettler -Toledo International, Inc. *
24,856 20,022,751
Thermo Fisher Scientific, Inc.
97,578 35,356,413
Waters Corp. *
18,651 3,364,640
106,558,012
Machinery - 2.1%
Caterpillar, Inc.
177,137 22,407,830
Cummins, Inc.
80,173 13,890,774
Donaldson Co., Inc.
48,042 2,234,914
Dover Corp.
41,412 3,998,743
Fortive Corp.
27,067 1,831,353
IDEX Corp.
29,273 4,626,305
Illinois Tool Works, Inc.
362,775 63,431,209
Lincoln Electric Holdings, Inc.
27,050 2,278,692
Parker-Hannifin Corp.
16,550 3,033,118
Toro Co. (The)
31,020 2,057,867
119,790,805
Media - 0.3%
Cable One, Inc.
3,494 6,201,326
Comcast Corp., Class A
76,265 2,972,810
John Wiley & Sons, Inc., Class A
60,320 2,352,480

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Media - 0.3% (continued)
Omnicom Group, Inc.
154,641 8,443,398
19,970,014
Metals & Mining - 0.7%
Newmont Corp.
570,909 35,247,922
Royal Gold, Inc.
37,933 4,715,830
39,963,752
Multiline Retail - 1.2%
Dollar General Corp.
36,221 6,900,463
Target Corp.
526,119 63,097,451
69,997,914
Multi-Utilities - 3.2%
Ameren Corp.
246,515 17,344,795
CMS Energy Corp.
44,983 2,627,907
Consolidated Edison, Inc.
323,685 23,282,662
Dominion Energy, Inc. (a)
552,196 44,827,271
DTE Energy Co.
153,520 16,503,400
MDU Resources Group, Inc.
109,166 2,421,302
Public Service Enterprise Group,
Inc. 616,886 30,326,116
Sempra Energy
256,367 30,053,903
WEC Energy Group, Inc.
244,301 21,412,983
188,800,339
Personal Products - 0.7%
Estee Lauder Cos., Inc. (The),
Class A 217,929 41,118,844
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.
301,945 17,754,366
Eli Lilly and Co.
280,018 45,973,355
Jazz Pharmaceuticals plc *
16,320 1,800,749
Johnson & Johnson
576,871 81,125,369
Merck & Co., Inc.
851,987 65,884,155
Pfizer, Inc.
548,616 17,939,743
Zoetis, Inc.
218,092 29,887,327
260,365,064
Professional Services - 0.6%
CoStar Group, Inc. *
22,785 16,192,616
Robert Half International, Inc.
112,127 5,923,669
Verisk Analytics, Inc.
75,313 12,818,273
34,934,558
Road & Rail - 1.4%
JB Hunt Transport Services, Inc.
91,560 11,018,330
Landstar System, Inc.
131,841 14,807,063
Old Dominion Freight Line, Inc.
304,928 51,712,740
Union Pacific Corp.
36,731 6,210,110
83,748,243
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.
25,044 3,071,396
Broadcom, Inc.
32,808 10,354,533
Intel Corp.
269,110 16,100,851
Lam Research Corp.
19,572 6,330,759
Maxim Integrated Products, Inc.
43,630 2,644,414
Monolithic Power Systems, Inc.
15,625 3,703,125
NVIDIA Corp.
69,559 26,426,160
Skyworks Solutions, Inc.
165,027 21,100,352
Texas Instruments, Inc.
324,575 41,211,288
Universal Display Corp. (a)
17,383 2,600,845
Xilinx, Inc.
74,195 7,300,046
140,843,769
Software - 4.6%
Adobe, Inc. *
124,061 54,004,994
ANSYS, Inc. *
46,957 13,698,765
Cadence Design Systems, Inc. *
142,727 13,696,083
Intuit, Inc.
224,689 66,550,635
Manhattan Associates, Inc. *
33,515 3,157,113
Microsoft Corp.
430,351 87,580,732
Oracle Corp.
61,492 3,398,663
Pegasystems , Inc.
21,345 2,159,474
salesforce.com, Inc. *
19,828 3,714,379
Synopsys, Inc. *
16,359 3,190,005
Zscaler , Inc. *
155,054 16,978,413
268,129,256
Specialty Retail - 2.9%
AutoZone, Inc. *
4,108 4,634,317
Best Buy Co., Inc.
200,446 17,492,922
Home Depot, Inc. (The)
321,146 80,450,284
Lowe's Cos., Inc.
211,466 28,573,286
Ross Stores, Inc.
255,105 21,745,150
Ulta Beauty, Inc. *
14,971 3,045,401
Williams-Sonoma, Inc.
150,153 12,314,048
168,255,408
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. 154,403 56,326,214
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. *
90,544 28,250,633
NIKE, Inc., Class B
428,411 42,005,699
VF Corp.
27,454 1,673,047
71,929,379
Thrifts & Mortgage Finance - 0.0% (b)
TFS Financial Corp. 38,745 554,441
Tobacco - 0.9%
Altria Group, Inc.
620,232 24,344,106
Philip Morris International, Inc.
428,735 30,037,174
54,381,280

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $11,486,256.
(b) Represents less than 0.05% of net assets.
(c) Represents 7-day effective yield as of June 30, 2020.
(d) For the period ended June 30, 2020, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - 0.2%
Fastenal Co.
80,827 3,462,629
WW Grainger, Inc.
17,520 5,504,083
8,966,712
Water Utilities - 0.2%
American Water Works Co., Inc.
58,709 7,553,500
Essential Utilities, Inc.
85,894 3,628,163
11,181,663
Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc. * 798,420 83,155,443
TOTAL COMMON STOCKS
(Cost $4,740,580,246) 5,562,897,979
NO. OF
RIGHTS
RIGHTS - 0.0% (b)
Wireless Telecommunication Services - 0.0% (b)
T-Mobile US, Inc., expiring
7/27/2020 *
(Cost $836,477) 174,266 29,277
SHARES
SHORT-TERM INVESTMENTS - 5.0%
INVESTMENT COMPANIES - 5.0%
Limited Purpose Cash Investment
Fund, 0.34% (c)(d)
(Cost $292,066,690) 292,069,289 292,127,703
SECURITIES LENDING COLLATERAL - 0.2%
Investment Companies - 0.2%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(c)(e) 2,949,858 2,949,858
Limited Purpose Cash Investment
Fund 0.34% (c)(d)(e) 8,774,602 8,776,357
TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,724,460) 11,726,215
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.5%
(Cost $5,045,207,873) 5,866,781,174
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.5)% (f) (31,213,352)
NET ASSETS - 100.0% 5,835,567,822
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 405,894,357 7.0%
Consumer Discretionary 462,855,782 7.9
Consumer Staples 959,272,838 16.4
Financials 735,476,524 12.6
Health Care 806,935,044 13.8
Industrials 508,919,115 8.7
Information Technology 926,131,903 15.9
Materials 238,558,275 4.1
Real Estate 96,973,734 1.7
Utilities 421,909,684 7.2
Short-Term Investments 292,127,703 5.0
Securities Lending Collateral 11,726,215 0.2
Total Investments In Securities
At Value 5,866,781,174 100.5
Liabilities in Excess of Other
Assets (f) (31,213,352) (0.5)
Net Assets
$ 5,835,567,822 100.0%
All securities are United States companies, unless noted otherwise in parentheses.

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR LARGE CAP DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
(e) Represents security purchased with the cash collateral received for securities on loan.
(f) Includes appreciation/(depreciation) on futures contracts.
Affiliate
Value
At
9/30/2019
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
6/30/2020
Shares
Held At
6/30/2020
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 5.0%
INVESTMENT COMPANIES - 5.0%
Limited Purpose
Cash Investment
Fund,
0.34% (a)
(Cost $292,066,690) $183,525,144 $2,549,940,384 $(2,441,379,000) $(2,824) $43,999 $292,127,703 292,069,289 $2,220,061 $–
SECURITIES LENDING COLLATERAL - 0.2%
Limited Purpose
Cash Investment
Fund,
0.34% (a)(b)
(Cost $8,774,602) $39,755,381 $108,851,314 $(139,831,525) $3,407 $(2,220) $8,776,357 8,774,602 $– $–
TOTAL $583 $41,779 $300,904,060 $2,220,061 $–
(a) Represents 7-day effective yield as of June 30, 2020.
(b) Securities Lending income from affiliated issuers amounted to $106,094 for period ended June 30, 2020.
All securities are Level 1 with respect to ASC 820.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 1,710 9/2020 USD $ 264,212,100 $ 5,312,072
$ 5,312,072

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.4%
Australia - 7.7%
AGL Energy Ltd. 194,584 2,301,961
Aristocrat Leisure Ltd. 13,769 246,555
AusNet Services 89,317 103,195
BlueScope Steel Ltd. 25,125 206,976
Brambles Ltd. 34,862 264,337
Coca-Cola Amatil Ltd. 67,390 405,921
Cochlear Ltd. 9,344 1,226,765
Crown Resorts Ltd. 45,154 304,179
CSL Ltd. 4,055 806,495
Fortescue Metals Group Ltd. 54,510 529,929
Insurance Australia Group Ltd. 21,701 87,094
REA Group Ltd. 8,600 648,040
Sonic Healthcare Ltd. 29,156 615,682
Tabcorp Holdings Ltd. 56,785 133,936
Telstra Corp. Ltd. 1,077,451 2,338,747
Treasury Wine Estates Ltd. 8,719 63,438
Washington H Soul Pattinson &
Co. Ltd. 29,031 394,323
Wesfarmers Ltd. 35,699 1,109,960
Woolworths Group Ltd. 104,805 2,701,535
14,489,068
—
Austria - 0.4%
Erste Group Bank AG 27,958 660,305
Belgium - 1.7%
Ageas SA/NV 9,294 329,377
Colruyt SA 25,380 1,394,872
Groupe Bruxelles Lambert SA 7,339 614,715
KBC Group NV 8,606 494,425
Proximus SADP 9,515 193,888
UCB SA 1,727 200,412
3,227,689
—
Brazil - 0.2%
Wheaton Precious Metals Corp. (1) 7,531 331,229
Canada - 7.1%
Alimentation Couche-Tard, Inc.,
Class B (1) 30,946 970,368
Atco Ltd., Class I (1) 2,517 74,661
Bank of Montreal (1) 1,972 104,962
Bank of Nova Scotia (The) (1) 5,419 224,248
BCE, Inc. (1) 44,461 1,854,288
Canadian Imperial Bank of
Commerce (1) 4,856 324,568
Canadian National Railway Co. (1) 8,138 719,988
Canadian Pacific Railway Ltd. (1) 2,523 641,752
Canadian Utilities Ltd., Class A (1) 22,858 569,093
CI Financial Corp. (1) 37,802 480,878
Empire Co. Ltd., Class A (1) 24,252 580,755
Fortis, Inc. (1) 2,381 90,550
George Weston Ltd. (1) 1,315 96,329
Hydro One Ltd. (1)(a) 101,830 1,914,938
Imperial Oil Ltd. (1) 23,177 372,853
Intact Financial Corp. (1) 12,148 1,156,190
Loblaw Cos. Ltd. (1) 11,024 536,827
Magna International, Inc. (1) 15,184 676,211
Manulife Financial Corp. (1) 21,213 288,601
INVESTMENTS SHARES VALUE ($)
Canada - 7.1% (continued)
Rogers Communications, Inc.,
Class B (1) 10,711 430,381
Royal Bank of Canada (1) 6,459 438,228
Saputo, Inc. (1) 2,285 54,483
Shaw Communications, Inc., Class
B (1) 26,354 429,786
Sun Life Financial, Inc. (1) 4,802 176,467
Thomson Reuters Corp. (1) 1,104 75,010
Toronto-Dominion Bank (The) (1) 2,713 121,082
13,403,497
—
China - 0.7%
BOC Hong Kong Holdings Ltd. 93,000 297,776
Budweiser Brewing Co. APAC Ltd.
(a) 20,400 59,720
Wilmar International Ltd. 290,100 858,049
Yangzijiang Shipbuilding Holdings
Ltd. 256,700 172,809
1,388,354
—
Denmark - 4.0%
Carlsberg A/S, Class B 1,027 136,189
Coloplast A/S, Class B 12,676 1,975,782
Danske Bank A/S * 75,624 1,010,976
DSV Panalpina A/S 2,231 274,045
Novo Nordisk A/S, Class B 33,152 2,159,777
Novozymes A/S, Class B 14,044 814,214
Orsted A/S (a) 8,613 995,567
Pandora A/S 2,282 124,630
7,491,180
—
Finland - 2.1%
Elisa OYJ 11,296 687,380
Fortum OYJ 8,088 154,304
Kone OYJ, Class B 14,784 1,019,643
Neste OYJ 21,566 847,028
Nokia OYJ 134,477 587,647
Orion OYJ, Class B 8,805 426,993
Sampo OYJ, Class A 4,052 139,672
3,862,667
—
France - 5.8%
Aeroports de Paris 488 50,381
Air Liquide SA 5,946 859,713
AXA SA 19,381 407,833
Bouygues SA * 6,902 236,425
Danone SA 7,356 510,603
Dassault Aviation SA * 103 94,502
Dassault Systemes SE 4,025 698,712
Electricite de France SA 59,061 549,095
Engie SA * 88,296 1,095,041
Hermes International 1,908 1,601,972
L'Oreal SA 8,322 2,685,899
Natixis SA * 22,284 58,775
Pernod Ricard SA 849 133,689
Peugeot SA * 13,817 226,587
Sanofi 3,618 368,981
Sodexo SA 766 51,941
Suez SA 46,718 549,105

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 5.8% (continued)
Worldline SA *(a) 8,446 736,402
10,915,656
—
Germany - 4.3%
adidas AG * 883 232,805
Allianz SE (Registered) 5,129 1,048,072
BASF SE 5,772 324,209
Beiersdorf AG 6,840 777,806
Carl Zeiss Meditec AG 969 94,354
Commerzbank AG * 78,416 349,489
Evonik Industries AG 4,769 121,467
FUCHS PETROLUB SE
(Preference) 7,686 308,930
Hannover Rueck SE 1,051 181,638
HeidelbergCement AG 1,717 91,914
Henkel AG & Co. KGaA
(Preference) 9,820 916,144
Infineon Technologies AG 7,378 172,883
KION Group AG 1,830 112,673
METRO AG 9,281 88,078
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 331 86,191
SAP SE 6,278 877,599
Siemens Healthineers AG (a) 12,718 611,331
Telefonica Deutschland Holding AG 363,114 1,070,891
Uniper SE 12,847 414,561
Volkswagen AG (Preference) 1,420 215,840
8,096,875
—
Hong Kong - 3.8%
CLP Holdings Ltd. 144,000 1,414,259
Hang Seng Bank Ltd. 15,900 267,792
HK Electric Investments & HK
Electric Investments Ltd. (b) 1,379,500 1,432,872
Hong Kong & China Gas Co. Ltd. 769,036 1,195,212
MTR Corp. Ltd. 149,500 777,512
Power Assets Holdings Ltd. 363,500 1,986,187
7,073,834
—
Italy - 0.7%
Assicurazioni Generali SpA 21,820 331,452
DiaSorin SpA 667 128,094
Enel SpA 84,730 732,783
Leonardo SpA 18,720 124,794
1,317,123
—
Japan - 33.6%
ABC-Mart, Inc. 17,800 1,044,209
Ajinomoto Co., Inc. 4,500 74,677
Amada Co. Ltd. 22,000 180,133
Asahi Group Holdings Ltd. 7,100 249,368
Asahi Kasei Corp. 17,500 143,251
Astellas Pharma, Inc. 91,100 1,521,330
Bandai Namco Holdings, Inc. 15,500 815,890
Bridgestone Corp. 23,400 755,246
Calbee , Inc. 67,900 1,876,732
Canon, Inc. 26,100 520,644
Casio Computer Co. Ltd. 8,400 146,543
Central Japan Railway Co. 1,000 154,658
INVESTMENTS SHARES VALUE ($)
Japan - 33.6% (continued)
Chiba Bank Ltd. (The) 21,300 100,701
Chugai Pharmaceutical Co. Ltd. 23,400 1,252,836
Chugoku Electric Power Co., Inc.
(The) 11,900 158,651
Daicel Corp. 23,100 179,033
East Japan Railway Co. 4,000 277,181
Eisai Co. Ltd. 10,600 842,159
Fast Retailing Co. Ltd. 1,800 1,034,590
FUJIFILM Holdings Corp. 20,000 856,034
Fujitsu Ltd. 900 105,375
Hakuhodo DY Holdings, Inc. 16,400 195,733
Hamamatsu Photonics KK 10,300 448,511
Hisamitsu Pharmaceutical Co., Inc. 7,400 400,013
Hoshizaki Corp. 4,600 394,269
Hoya Corp. 21,100 2,020,515
ITOCHU Corp. 22,500 486,851
Japan Post Bank Co. Ltd. 91,800 682,737
Japan Post Holdings Co. Ltd. 34,100 243,361
Japan Tobacco, Inc. 50,200 932,352
JGC Holdings Corp. 19,900 209,844
Kakaku.com, Inc. 7,400 188,509
Kamigumi Co. Ltd. 27,000 530,995
Kansai Paint Co. Ltd. 7,500 158,488
Kao Corp. 15,900 1,261,789
KDDI Corp. 80,800 2,410,841
Keyence Corp. 1,300 544,780
Kikkoman Corp. 2,500 120,744
Kirin Holdings Co. Ltd. 24,500 516,454
Kose Corp. 1,800 217,885
Kubota Corp. 8,500 127,149
Kyocera Corp. 6,000 327,507
Kyushu Railway Co. 24,600 639,200
Lawson, Inc. 7,100 357,134
Lion Corp. 2,900 69,750
Makita Corp. 3,500 127,276
Maruichi Steel Tube Ltd. 3,400 84,746
McDonald's Holdings Co. Japan
Ltd. (c) 12,900 697,213
Medipal Holdings Corp. 33,900 654,291
MEIJI Holdings Co. Ltd. 4,700 374,008
Mitsubishi Chemical Holdings Corp. 13,900 81,060
Mitsubishi Corp. 19,800 418,408
Mitsubishi Electric Corp. 6,100 79,674
Mitsubishi Heavy Industries Ltd. 3,900 92,079
Mitsubishi UFJ Financial Group,
Inc. 49,700 195,596
Mitsui & Co. Ltd. 28,300 419,310
Mizuho Financial Group, Inc. 1,143,400 1,406,433
Murata Manufacturing Co. Ltd. 1,500 88,423
Nexon Co. Ltd. 61,500 1,387,220
NH Foods Ltd. 2,100 84,505
Nintendo Co. Ltd. 2,300 1,028,258
Nippon Paint Holdings Co. Ltd. 1,100 80,231
Nippon Telegraph & Telephone
Corp. 72,200 1,682,220
Nissan Motor Co. Ltd. 18,200 67,494
Nisshin Seifun Group, Inc. 15,000 223,974
Nissin Foods Holdings Co. Ltd. 7,700 682,219
Nitori Holdings Co. Ltd. 2,100 411,745
Nitto Denko Corp. 12,800 725,634

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 33.6% (continued)
Nomura Research Institute Ltd. 20,761 567,040
Obic Co. Ltd. 500 88,119
Omron Corp. 12,600 843,926
Ono Pharmaceutical Co. Ltd. 5,800 169,282
Oracle Corp. Japan 7,300 865,873
Osaka Gas Co. Ltd. 75,500 1,492,406
Otsuka Corp. 11,800 623,225
Otsuka Holdings Co. Ltd. 4,800 209,193
PeptiDream , Inc. * 1,800 82,936
Pola Orbis Holdings, Inc. 6,700 116,972
Recruit Holdings Co. Ltd. 23,300 801,292
Renesas Electronics Corp. * 110,800 569,557
Resona Holdings, Inc. 24,100 82,468
Rinnai Corp. 12,100 1,013,292
Ryohin Keikaku Co. Ltd. 4,000 56,894
Secom Co. Ltd. 9,300 816,007
Sekisui Chemical Co. Ltd. 20,500 293,719
Sekisui House Ltd. 5,600 106,916
Seven & i Holdings Co. Ltd. 54,500 1,782,887
Shimamura Co. Ltd. 2,200 149,011
Shin-Etsu Chemical Co. Ltd. 600 70,417
Shionogi & Co. Ltd. 16,400 1,028,828
Shizuoka Bank Ltd. (The) 76,700 493,413
SMC Corp. 500 256,961
Softbank Corp. 148,800 1,896,640
Square Enix Holdings Co. Ltd. 2,000 101,328
Stanley Electric Co. Ltd. 11,100 268,704
Sumitomo Dainippon Pharma Co.
Ltd. 13,100 181,535
Sumitomo Mitsui Financial Group,
Inc. 8,300 234,241
Sundrug Co. Ltd. 33,700 1,115,326
Suntory Beverage & Food Ltd. 38,600 1,506,104
Suzuken Co. Ltd. 1,800 67,247
Suzuki Motor Corp. 5,000 170,731
Sysmex Corp. 11,500 882,759
T&D Holdings, Inc. 45,500 390,809
TIS, Inc. 40,700 861,725
Toho Gas Co. Ltd. 18,800 939,672
Tohoku Electric Power Co., Inc. 5,900 56,048
Tokio Marine Holdings, Inc. 6,400 280,147
Tokyo Electric Power Co. Holdings,
Inc. * 22,200 68,291
Tokyo Gas Co. Ltd. 33,400 799,750
Toray Industries, Inc. 16,200 76,464
Toyo Suisan Kaisha Ltd. 37,000 2,067,334
Toyota Motor Corp. 3,800 238,960
Unicharm Corp. 3,600 147,645
USS Co. Ltd. 26,800 429,614
Welcia Holdings Co. Ltd. 1,100 88,866
West Japan Railway Co. 1,000 56,089
Yamada Denki Co. Ltd. 84,200 417,666
62,790,998
—
Macau - 0.6%
Galaxy Entertainment Group Ltd. 88,000 603,658
Sands China Ltd. 118,400 466,406
1,070,064
—
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.6%
Adyen NV *(a) 138 201,066
Akzo Nobel NV 3,675 330,164
ASML Holding NV 2,274 831,859
Koninklijke Ahold Delhaize NV 41,543 1,132,216
Randstad NV * 9,935 444,244
2,939,549
—
Norway - 1.5%
Gjensidige Forsikring ASA * 32,786 605,760
Mowi ASA 30,849 588,033
Orkla ASA 66,777 586,275
Telenor ASA 58,817 858,780
Yara International ASA 2,554 89,038
2,727,886
—
Portugal - 0.0% (d)
Galp Energia SGPS SA 5,491 63,696
Singapore - 2.9%
DBS Group Holdings Ltd. 64,400 969,016
Genting Singapore Ltd. 1,095,500 602,714
Oversea-Chinese Banking Corp.
Ltd. 271,600 1,770,232
Singapore Airlines Ltd. 29,900 80,707
Singapore Telecommunications Ltd. 640,700 1,139,740
United Overseas Bank Ltd. 55,000 803,653
5,366,062
—
Spain - 1.6%
Endesa SA 12,814 317,867
Iberdrola SA 72,838 850,361
Industria de Diseno Textil SA 23,273 617,513
Mapfre SA 116,563 208,145
Red Electrica Corp. SA 54,683 1,023,095
3,016,981
—
Sweden - 3.5%
Atlas Copco AB, Class A 8,423 358,697
Essity AB, Class B * 42,489 1,377,552
Hennes & Mauritz AB, Class B 41,002 598,477
ICA Gruppen AB 8,002 380,372
Investor AB, Class B 5,796 307,466
L E Lundbergforetagen AB, Class
B * 7,867 358,607
Securitas AB, Class B * 32,184 435,199
Skandinaviska Enskilda Banken
AB, Class A * 18,683 162,179
Skanska AB, Class B * 34,046 695,058
Swedish Match AB 10,408 734,343
Tele2 AB, Class B 22,824 303,830
Telia Co. AB 131,737 492,855
Volvo AB, Class B * 28,812 453,354
6,657,989
—
Switzerland - 6.6%
Alcon, Inc. * 2,131 122,446
Chocoladefabriken Lindt &
Spruengli AG 35 289,077
Coca-Cola HBC AG 16,132 403,834
Credit Suisse Group AG
(Registered) 39,015 405,946

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 6.6% (continued)
EMS- Chemie Holding AG
(Registered) 590 458,373
Geberit AG (Registered) 400 200,694
Kuehne + Nagel International AG
(Registered) * 4,123 686,762
LafargeHolcim Ltd. (Registered) * 4,636 204,244
Nestle SA (Registered) 18,834 2,088,137
Novartis AG (Registered) 10,651 927,926
Partners Group Holding AG 250 227,673
Roche Holding AG 6,405 2,219,010
Schindler Holding AG 2,064 488,464
SGS SA (Registered) 469 1,148,884
Sika AG (Registered) 1,361 262,363
Sonova Holding AG (Registered) * 4,394 879,570
Swatch Group AG (The) 414 83,095
Swiss Life Holding AG (Registered) 1,252 465,768
Swisscom AG (Registered) 721 378,093
UBS Group AG (Registered) 24,188 279,349
Zurich Insurance Group AG 603 213,661
12,433,369
—
United Kingdom - 6.9%
Admiral Group plc 18,946 537,289
Associated British Foods plc 26,410 624,443
AstraZeneca plc 6,746 702,086
Aviva plc 105,018 355,945
Barclays plc 362,575 511,520
Barratt Developments plc 47,208 290,147
Berkeley Group Holdings plc 3,408 175,513
British American Tobacco plc 7,976 305,902
Burberry Group plc 5,146 101,685
Diageo plc 41,987 1,395,536
Direct Line Insurance Group plc 351,389 1,178,227
GlaxoSmithKline plc 17,766 358,868
HSBC Holdings plc 79,354 368,805
Imperial Brands plc 2,846 54,178
ITV plc 238,419 220,354
J Sainsbury plc 169,635 439,008
Kingfisher plc 97,639 268,623
Legal & General Group plc 137,036 373,594
Mondi plc 24,674 461,527
National Grid plc 71,175 868,363
Next plc 4,760 288,194
Persimmon plc 19,831 561,248
Reckitt Benckiser Group plc 4,657 428,437
Sage Group plc (The) 16,178 134,293
Smith & Nephew plc 27,031 503,686
Taylor Wimpey plc 597,974 1,055,429
Tesco plc 141,477 397,927
12,960,827
—
United States - 0.1%
Ferguson plc 3,146 257,238
TOTAL COMMON STOCKS
(Cost $164,187,205) 182,542,136
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.7%
INVESTMENT COMPANIES - 1.7%
Limited Purpose Cash Investment
Fund, 0.34% (1)(e)
(Cost $3,263,754) 3,263,754 3,264,406
SECURITIES LENDING COLLATERAL - 0.3%
Investment Companies - 0.3%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(1)(e)(f) 157,056 157,056
Limited Purpose Cash Investment
Fund 0.34% (1)(e)(f) 467,177 467,271
TOTAL SECURITIES LENDING COLLATERAL
(Cost $624,233) 624,327
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.4%
(Cost $168,075,192) 186,430,869
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.6% (g) 1,121,281
NET ASSETS - 100.0% 187,552,150
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 19,937,803 10.6%
Consumer Discretionary 18,755,755 10.0
Consumer Staples 38,062,702 20.3
Energy 1,677,900 0.9
Financials 23,893,547 12.8
Health Care 23,641,181 12.6
Industrials 15,880,549 8.5
Information Technology 11,551,198 6.2
Materials 6,993,615 3.7
Utilities 22,147,886 11.8
Short-Term Investments 3,264,406 1.7
Securities Lending Collateral 624,327 0.3
Total Investments In Securities
At Value 186,430,869 99.4
Other Assets in Excess of
Liabilities (g ) 1,121,281 0.6
Net Assets
$ 187,552,150 100.0%

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR INTERNATIONAL DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $4,519,024, which represents approximately 2.41%
of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30,
2020, the value of these securities amounted to $1,432,872 or
0.76% of net assets.
(c) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was
$594,042.
(d) Represents less than 0.05% of net assets.
(e) Represents 7-day effective yield as of June 30, 2020.
(f) Represents security purchased with the cash collateral received for securities on loan.
(g) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index 34 9/2020 USD $ 3,023,280 $ (48,351)
$ (48,351)

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 97.7%
Brazil - 0.5%
Atacadao SA (1)* 9,700 35,229
Telefonica Brasil SA, ADR (1) 1,476 13,077
48,306
—
China - 30.5%
Agricultural Bank of China Ltd.,
Class H * 166,000 67,188
Anhui Conch Cement Co. Ltd.,
Class H 25,500 172,791
Bank of Beijing Co. Ltd., Class A 6,117 4,248
Bank of China Ltd., Class H * 168,000 62,233
Bank of Communications Co. Ltd.,
Class H * 9,000 5,573
Beijing Capital International Airport
Co. Ltd., Class H 10,000 6,258
Beijing Enterprises Holdings Ltd. 8,000 26,865
China CITIC Bank Corp. Ltd., Class
H 17,000 7,450
China Conch Venture Holdings Ltd. 3,000 12,733
China Construction Bank Corp.,
Class H 174,000 141,528
China Everbright Bank Co. Ltd.,
Class H 29,000 10,950
China Galaxy Securities Co. Ltd.,
Class H * 21,000 11,432
China Gas Holdings Ltd. 1,800 5,576
China Longyuan Power Group
Corp. Ltd., Class H 6,000 3,383
China Medical System Holdings
Ltd. 8,000 9,461
China Mengniu Dairy Co. Ltd. * 25,000 95,865
China Merchants Bank Co. Ltd.,
Class H 11,000 50,976
China Minsheng Banking Corp.
Ltd., Class H * 29,500 20,307
China Mobile Ltd. 12,000 81,025
China Railway Signal &
Communication Corp. Ltd., Class
H (a) 55,000 23,752
China Resources Beer Holdings
Co. Ltd. 8,000 44,656
China Resources Cement Holdings
Ltd. 4,000 4,933
China Resources Gas Group Ltd. 26,000 127,213
China Shenhua Energy Co. Ltd.,
Class H 11,500 17,848
China Telecom Corp. Ltd., Class H 168,000 47,191
China Traditional Chinese Medicine
Holdings Co. Ltd. 132,000 63,856
China United Network
Communications Ltd., Class A 64,800 44,573
China Yangtze Power Co. Ltd.,
Class A 8,229 22,106
Chongqing Rural Commercial Bank
Co. Ltd., Class H 193,000 76,327
CSPC Pharmaceutical Group Ltd. 43,200 81,816
Dali Foods Group Co. Ltd. (a) 149,000 90,811
ENN Energy Holdings Ltd. 3,700 41,812
INVESTMENTS SHARES VALUE ($)
China - 30.5% (continued)
Fuyao Glass Industry Group Co.
Ltd., Class H *(a) 2,000 4,789
GF Securities Co. Ltd., Class H 34,400 37,049
Guangdong Investment Ltd. 94,000 162,139
Haier Electronics Group Co. Ltd. 1,000 3,045
Hansoh Pharmaceutical Group Co.
Ltd. *(a) 30,000 141,881
Hengan International Group Co.
Ltd. 1,000 7,871
Huatai Securities Co. Ltd., Class
H (a) 3,600 5,763
Industrial & Commercial Bank of
China Ltd., Class H 215,000 129,981
Jiangsu Expressway Co. Ltd.,
Class H 46,000 54,065
Jiangsu Hengrui Medicine Co. Ltd.,
Class A 5,160 67,469
Kingdee International Software
Group Co. Ltd. * 31,000 72,536
Kweichow Moutai Co. Ltd., Class A 749 155,618
Luzhou Laojiao Co. Ltd., Class A 6,100 78,969
Postal Savings Bank of China Co.
Ltd., Class H (a) 89,000 51,284
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 32,000 71,451
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H 1,500 5,029
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 36,700 61,679
Shenzhen International Holdings
Ltd. 4,500 7,203
Sinotruk Hong Kong Ltd. 2,000 5,220
Tencent Holdings Ltd. 1,800 115,340
Tsingtao Brewery Co. Ltd., Class H 4,000 29,853
Uni -President China Holdings Ltd. 58,000 58,018
Want Want China Holdings Ltd. 7,000 5,317
Wuliangye Yibin Co. Ltd., Class A 4,200 102,097
Yihai International Holding Ltd. * 5,000 51,525
2,967,927
—
Hong Kong - 0.1%
Sino Biopharmaceutical Ltd. 3,000 5,654
India - 8.7%
Ambuja Cements Ltd. 39,969 102,470
Asian Paints Ltd. 1,335 29,847
Cipla Ltd. 565 4,792
Colgate-Palmolive India Ltd. 2,746 51,224
Dabur India Ltd. 10,278 63,481
Divi's Laboratories Ltd. 517 15,615
Dr Reddy's Laboratories Ltd. 1,057 55,365
HDFC Asset Management Co. Ltd.
(a) 1,409 46,382
Hindustan Unilever Ltd. 5,052 146,056
Infosys Ltd., ADR (1) 3,819 36,892
ITC Ltd. * 37,624 97,149
Nestle India Ltd. 192 43,595
Pidilite Industries Ltd. 1,018 18,499
Shree Cement Ltd. 162 49,529
Tata Consultancy Services Ltd. 2,477 68,186

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
India - 8.7% (continued)
United Spirits Ltd. * 2,043 16,027
845,109
—
Indonesia - 0.6%
Hanjaya Mandala Sampoerna Tbk .
PT 535,400 62,161
Malaysia - 6.6%
DiGi.Com Bhd. 12,400 12,511
Hartalega Holdings Bhd. 25,600 78,088
Hong Leong Bank Bhd. 1,400 4,622
IHH Healthcare Bhd. 12,200 15,727
Malayan Banking Bhd. 42,000 73,798
MISC Bhd. 7,300 13,078
Nestle Malaysia Bhd. 4,900 160,154
Petronas Gas Bhd. 27,100 107,265
PPB Group Bhd. 24,900 103,633
Telekom Malaysia Bhd. 9,600 9,325
Tenaga Nasional Bhd. 18,200 49,488
Westports Holdings Bhd. 17,200 15,266
642,955
—
Mexico - 2.4%
America Movil SAB de CV, Class L,
ADR (1) 4,322 54,846
Arca Continental SAB de CV (1) 14,700 64,436
Promotora y Operadora de
Infraestructura SAB de CV (1)* 2,440 17,576
Wal-Mart de Mexico SAB de CV (1) 39,500 94,778
231,636
—
Poland - 2.8%
CD Projekt SA * 250 25,193
Cyfrowy Polsat SA * 19,364 129,384
Dino Polska SA *(a) 872 44,418
Orange Polska SA * 13,850 21,904
Polski Koncern Naftowy ORLEN SA 2,271 36,090
Powszechny Zaklad Ubezpieczen
SA 1,655 12,180
269,169
—
Russia - 2.5%
Mobile TeleSystems PJSC, ADR (1) 3,689 33,902
Novolipetsk Steel PJSC, GDR (b) 855 17,018
PhosAgro PJSC, GDR (b) 10,145 125,290
Severstal PAO, GDR (b) 5,294 64,066
240,276
—
Saudi Arabia - 6.2%
Advanced Petrochemical Co. 6,903 98,425
Al Rajhi Bank 9,262 140,046
Arab National Bank 3,880 19,756
Banque Saudi Fransi 393 3,002
Bupa Arabia for Cooperative
Insurance Co. 980 28,543
Jarir Marketing Co. 1,687 66,131
National Commercial Bank 3,275 32,660
Riyad Bank 2,005 9,040
Saudi Arabian Fertilizer Co. 1,148 22,863
Saudi Cement Co. 2,780 39,343
INVESTMENTS SHARES VALUE ($)
Saudi Arabia - 6.2% (continued)
Saudi Telecom Co. 5,381 142,559
602,368
—
South Africa - 1.3%
Clicks Group Ltd. 3,333 40,465
Kumba Iron Ore Ltd. 2,189 58,536
SPAR Group Ltd. (The) 488 4,828
Vodacom Group Ltd. 2,661 18,881
122,710
—
South Korea - 11.8%
Amorepacific Corp. 636 88,962
BGF retail Co. Ltd. 617 71,521
Celltrion , Inc. * 68 17,404
CJ Logistics Corp. * 25 3,295
Kia Motors Corp. 527 14,241
Korea Zinc Co. Ltd. 40 11,208
KT&G Corp. 1,500 97,960
LG Household & Health Care Ltd. 56 62,765
LG Uplus Corp. 6,578 67,222
NAVER Corp. 262 58,946
NCSoft Corp. 158 117,540
Netmarble Corp. *(a) 484 40,567
Orion Corp. 627 70,193
Pearl Abyss Corp. * 261 47,486
POSCO 294 42,823
S-1 Corp. 98 7,023
Samsung Biologics Co. Ltd. *(a) 61 39,574
Samsung Electronics Co. Ltd. 3,191 141,257
Samsung SDS Co. Ltd. 216 30,553
SK Telecom Co. Ltd. 310 54,597
Yuhan Corp. 1,380 58,465
1,143,602
—
Taiwan - 17.0%
Advantech Co. Ltd. 7,998 80,490
Asustek Computer, Inc. 6,000 44,084
Cathay Financial Holding Co. Ltd. 94,000 133,714
Chang Hwa Commercial Bank Ltd. 120,212 79,092
Chicony Electronics Co. Ltd. 21,000 60,870
China Steel Corp. 58,000 40,846
Chunghwa Telecom Co. Ltd. 37,600 149,326
CTBC Financial Holding Co. Ltd. 30,000 20,791
Far EasTone Telecommunications
Co. Ltd. 9,000 20,779
First Financial Holding Co. Ltd. 55,197 42,554
Hon Hai Precision Industry Co. Ltd. 12,000 35,234
Hua Nan Financial Holdings Co.
Ltd. 84,582 57,568
Lite-On Technology Corp. 8,000 12,597
Mega Financial Holding Co. Ltd. 136,000 142,956
Micro-Star International Co. Ltd. 2,000 7,322
Novatek Microelectronics Corp. 6,000 46,630
President Chain Store Corp. 13,000 130,776
SinoPac Financial Holdings Co. Ltd. 53,000 19,590
Standard Foods Corp. 42,000 89,904
Synnex Technology International
Corp. 61,000 86,423
Taiwan Cooperative Financial
Holding Co. Ltd. 170,481 120,346

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Taiwan - 17.0% (continued)
Taiwan Mobile Co. Ltd. 27,000 101,255
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1) 2,240 127,165
1,650,312
—
Thailand - 3.8%
Advanced Info Service PCL, NVDR 8,100 48,748
Airports of Thailand PCL, NVDR 44,200 87,015
Bangkok Dusit Medical Services
PCL, NVDR 150,400 109,615
CP ALL PCL, NVDR * 3,300 7,273
Intouch Holdings PCL, NVDR 61,700 112,903
Kasikornbank PCL, NVDR 900 2,730
368,284
—
Turkey - 2.9%
Akbank T.A.S. * 68,870 61,240
Anadolu Efes Biracilik ve Malt
Sanayii A/S 9,967 31,003
Aselsan Elektronik Sanayi ve
Ticaret A/S 713 3,366
BIM Birlesik Magazalar A/S 12,434 123,278
Eregli Demir ve Celik Fabrikalari
TAS 18,183 22,778
Haci Omer Sabanci Holding A/S 10,694 14,400
Turkcell Iletisim Hizmetleri A/S 5,497 13,105
Turkiye Garanti Bankasi A/S * 13,304 16,404
285,574
—
TOTAL COMMON STOCKS
(Cost $8,361,128) 9,486,043
PRINCIPAL
AMOUNT
CORPORATE BONDS - 0.0% (c)
India - 0.0% (c)
Britannia Industries Ltd.
8.00%, 8/28/2022
(Cost $65) INR 4,670 65
SHARES
SHORT-TERM INVESTMENTS - 0.2%
INVESTMENT COMPANIES - 0.2%
Limited Purpose Cash Investment
Fund, 0.34% (1)(d)
(Cost $22,672) 22,672 22,676
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.9%
(Cost $8,383,865) 9,508,784
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.1% (e) 202,600
NET ASSETS - 100.0% 9,711,384
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,582,185 16.3%
Consumer Discretionary 88,205 0.9
Consumer Staples 2,521,933 26.0
Energy 53,937 0.5
Financials 1,763,703 18.2
Health Care 902,943 9.3
Industrials 232,098 2.4
Information Technology 873,992 9.0
Materials 921,265 9.5
Utilities 545,847 5.6
Short-Term Investments 22,676 0.2
Total Investments In Securities
At Value 9,508,784 97.9
Other Assets in Excess of
Liabilities (e ) 202,600 2.1
Net Assets
$ 9,711,384 100.0%
* Non-income producing security.
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $489,221, which represents approximately 5.04% of net assets of the fund.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30,
2020, the value of these securities amounted to $206,374 or
2.13% of net assets.
(c) Represents less than 0.05% of net assets.
(d) Represents 7-day effective yield as of June 30, 2020.
(e) Includes appreciation/(depreciation) on futures contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR EMERGING DEFENSIVE STYLE FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index 3 9/2020 USD $ 147,855 $ 159
$ 159

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 87.2%
Australia - 2.1%
ASX Ltd. 891 52,960
Aurizon Holdings Ltd. 25,191 85,722
BHP Group Ltd. 14,837 369,410
BHP Group plc 28,467 582,522
BlueScope Steel Ltd. 64,731 533,244
CIMIC Group Ltd. 7,876 132,353
Dexus, REIT 14,068 90,293
Fortescue Metals Group Ltd. 223,924 2,176,916
Glencore plc * 67,528 143,848
Goodman Group, REIT 25,367 261,743
GPT Group (The), REIT 42,925 124,702
Lendlease Group 2,927 25,299
Mirvac Group, REIT 95,677 144,530
Origin Energy Ltd. 20,378 82,923
Rio Tinto plc 10,235 575,991
Scentre Group, REIT 90,560 137,483
South32 Ltd. 269,903 382,108
Stockland, REIT 49,658 115,147
Vicinity Centres, REIT 97,628 97,853
6,115,047
—
Belgium - 0.3%
Ageas SA/NV 20,093 712,090
Galapagos NV * 814 160,666
872,756
—
Canada - 2.3%
Agnico Eagle Mines Ltd. (1) 4,942 316,447
Barrick Gold Corp. (1) 27,154 730,654
Canadian Natural Resources Ltd.
(1) 10,411 180,597
Cenovus Energy, Inc. (1) 46,583 217,886
CGI, Inc. (1)* 7,276 458,394
Constellation Software, Inc. (1) 723 816,352
Cronos Group, Inc. (1)*(a) 13,577 81,806
Great-West Lifeco, Inc. (1) 1,345 23,579
Kinross Gold Corp. (1)* 168,913 1,219,320
Magna International, Inc. (1) 5,706 254,114
Manulife Financial Corp. (1) 36,649 498,606
Onex Corp. (1) 4,821 217,790
Open Text Corp. (1) 3,423 145,356
Power Corp. of Canada (1) 7,139 125,574
RioCan, REIT (1) 11,451 129,558
Shopify, Inc., Class A (1)* 488 463,618
Teck Resources Ltd., Class B (1) 83,744 877,165
Yamana Gold, Inc. (1) 29,100 158,189
6,915,005
—
Chile - 0.0% (b)
Antofagasta plc 9,912 114,725
China - 0.3%
Yangzijiang Shipbuilding Holdings
Ltd. 1,408,700 948,328
INVESTMENTS SHARES VALUE ($)
Denmark - 0.8%
Danske Bank A/S * 5,712 76,361
H Lundbeck A/S 4,781 180,647
Pandora A/S 36,745 2,006,809
2,263,817
—
Finland - 0.5%
Kone OYJ, Class B 7,387 509,478
Nokia OYJ 47,491 207,529
Orion OYJ, Class B 5,811 281,801
UPM-Kymmene OYJ 7,558 218,915
Wartsila OYJ Abp 24,006 199,131
1,416,854
—
France - 2.5%
Atos SE * 3,341 286,434
BNP Paribas SA * 9,012 360,066
Bouygues SA * 3,988 136,607
Capgemini SE 1,616 186,489
Cie de Saint-Gobain * 30,204 1,089,790
CNP Assurances * 18,729 217,227
Electricite de France SA 66,969 622,616
Engie SA * 52,220 647,629
Orange SA 12,014 143,663
Peugeot SA * 145,987 2,394,061
Publicis Groupe SA 3,716 120,714
Sanofi 4,518 460,767
Schneider Electric SE 5,617 624,817
Societe Generale SA * 5,908 98,780
Unibail-Rodamco-Westfield, REIT
(a) 2,005 113,015
7,502,675
—
Germany - 2.2%
Allianz SE (Registered) 3,109 635,301
Bayer AG (Registered) 37,732 2,796,831
Commerzbank AG * 19,998 89,128
Deutsche Post AG (Registered) 12,647 464,396
Fresenius Medical Care AG & Co.
KGaA 5,785 497,683
Fresenius SE & Co. KGaA 1,365 67,844
HeidelbergCement AG 5,655 302,722
HOCHTIEF AG 8,051 716,374
KION Group AG 4,332 266,721
Porsche Automobil Holding SE
(Preference) * 865 50,100
Volkswagen AG (Preference) 2,915 443,080
Wirecard AG * 1,834 13,608
6,343,788
—
Hong Kong - 1.4%
CK Asset Holdings Ltd. 220,500 1,322,294
CK Infrastructure Holdings Ltd. 2,749 14,210
CLP Holdings Ltd. 8,500 83,481
Henderson Land Development Co.
Ltd. 46,000 175,430
Hong Kong Exchanges & Clearing
Ltd. 5,269 224,416
Kerry Properties Ltd. 140,500 364,967
Link, REIT 18,329 150,484
New World Development Co. Ltd. 75,750 359,667

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 1.4% (continued)
PCCW Ltd. 19,406 11,096
Power Assets Holdings Ltd. 21,500 117,477
Sun Hung Kai Properties Ltd. 13,500 172,466
WH Group Ltd. (c) 1,190,000 1,028,391
Wheelock & Co. Ltd. 17,000 142,045
4,166,424
—
Italy - 1.1%
Assicurazioni Generali SpA 51,317 779,519
Enel SpA 8,805 76,150
Intesa Sanpaolo SpA * 711,412 1,367,114
Poste Italiane SpA (c) 34,381 300,326
UniCredit SpA * 69,352 640,065
3,163,174
—
Japan - 6.2%
Aeon Mall Co. Ltd. 700 9,302
Alfresa Holdings Corp. 4,700 98,518
Astellas Pharma, Inc. 71,800 1,199,029
Dai-ichi Life Holdings, Inc. 6,200 74,214
Daito Trust Construction Co. Ltd. 486 44,790
Daiwa House Industry Co. Ltd. 2,451 57,880
ENEOS Holdings, Inc. 45,600 162,544
FUJIFILM Holdings Corp. 2,500 107,004
Fujitsu Ltd. 7,411 867,705
Hitachi Ltd. 18,700 594,376
Hoya Corp. 1,900 181,942
Hulic Co. Ltd. 1,500 14,162
ITOCHU Corp. 9,000 194,740
Japan Airlines Co. Ltd. 11,200 202,110
Japan Post Insurance Co. Ltd. 5,900 77,741
Japan Real Estate Investment
Corp., REIT 30 153,963
Japan Retail Fund Investment
Corp., REIT 64 80,050
Kajima Corp. 20,200 241,529
Kamigumi Co. Ltd. 11,600 228,131
KDDI Corp. 2,600 77,577
Marubeni Corp. 106,400 483,311
Mitsubishi Corp. 11,000 232,449
Mitsubishi Estate Co. Ltd. 5,764 85,894
Mitsubishi UFJ Financial Group,
Inc. 26,700 105,079
Mitsui Fudosan Co. Ltd. 4,598 81,682
MS&AD Insurance Group Holdings,
Inc. 12,300 338,726
Nexon Co. Ltd. 7,200 162,406
Nikon Corp. 40,000 335,933
Nintendo Co. Ltd. 2,800 1,251,792
Nippon Building Fund, Inc., REIT 21 119,599
Nippon Express Co. Ltd. 3,300 171,117
Nippon Telegraph & Telephone
Corp. 33,092 771,025
Nitto Denko Corp. 1,400 79,366
Nomura Holdings, Inc. 31,900 143,345
Nomura Real Estate Holdings, Inc. 1,000 18,617
Nomura Real Estate Master Fund,
Inc., REIT 117 140,131
Nomura Research Institute Ltd. 5,000 136,564
NTT DOCOMO, Inc. 5,300 140,705
INVESTMENTS SHARES VALUE ($)
Japan - 6.2% (continued)
Obayashi Corp. 31,500 296,146
ORIX Corp. 53,600 665,565
Otsuka Corp. 3,600 190,136
Panasonic Corp. 12,000 105,229
Resona Holdings, Inc. 229,600 785,667
Ricoh Co. Ltd. 15,700 112,657
Rohm Co. Ltd. 2,600 172,878
Ryohin Keikaku Co. Ltd. 9,500 135,124
Sekisui House Ltd. 4,100 78,278
Shimizu Corp. 22,200 182,886
Shinsei Bank Ltd. 49,100 593,875
Shionogi & Co. Ltd. 11,200 702,614
Sompo Holdings, Inc. 3,800 130,816
Sony Corp. 12,500 862,877
Square Enix Holdings Co. Ltd. 1,800 91,195
SUMCO Corp. 15,000 230,612
Sumitomo Corp. 45,000 517,565
Sumitomo Dainippon Pharma Co.
Ltd. 8,300 115,018
Sumitomo Electric Industries Ltd. 12,700 146,503
Sumitomo Heavy Industries Ltd. 14,600 319,318
Sumitomo Mitsui Trust Holdings,
Inc. 6,100 171,900
Sumitomo Realty & Development
Co. Ltd. 2,624 72,429
Suzuken Co. Ltd. 3,900 145,703
Taiheiyo Cement Corp. 12,000 278,810
Taisei Corp. 9,800 357,172
Tokyo Electron Ltd. 3,400 838,929
Tokyu Fudosan Holdings Corp. 2,900 13,643
Toshiba Corp. 10,400 333,630
Tosoh Corp. 9,100 125,006
18,237,229
—
Malta - 0.0% (b)
BGP Holdings plc (3)*(d)(e) 96,388 131
Netherlands - 1.7%
ASML Holding NV 1,009 369,106
ING Groep NV 19,668 137,104
Koninklijke Ahold Delhaize NV 121,529 3,312,160
Koninklijke Philips NV * 4,275 199,719
NN Group NV 8,860 297,765
Randstad NV * 4,662 208,461
Royal Dutch Shell plc, Class A 6,917 110,750
Royal Dutch Shell plc, Class B 22,741 344,760
4,979,825
—
Russia - 0.1%
Evraz plc 81,765 289,700
Singapore - 0.0% (b)
Singapore Exchange Ltd. 4,067 24,474
South Africa - 0.2%
Anglo American plc 30,503 703,192
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria
SA 125,062 430,584
Enagas SA 37,750 923,499
Endesa SA 40,767 1,011,277

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Spain - 1.1% (continued)
Naturgy Energy Group SA 21,173 395,277
Red Electrica Corp. SA 9,526 178,227
Repsol SA 17,873 157,926
3,096,790
—
Sweden - 0.4%
Investor AB, Class B 2,204 116,918
Kinnevik AB, Class B (a) 1,380 36,428
Skanska AB, Class B * 7,160 146,173
Swedbank AB, Class A * 22,420 287,893
Telefonaktiebolaget LM Ericsson,
Class B 42,548 394,400
Volvo AB, Class B * 15,961 251,145
1,232,957
—
Switzerland - 3.4%
Adecco Group AG (Registered) 16,761 790,040
Credit Suisse Group AG
(Registered) 56,917 592,214
Geberit AG (Registered) 271 135,970
LafargeHolcim Ltd. (Registered) * 14,227 626,785
Nestle SA (Registered) 6,821 756,249
Novartis AG (Registered) 20,570 1,792,080
Roche Holding AG 11,765 4,075,978
Sonova Holding AG (Registered) * 4,159 832,529
STMicroelectronics NV 4,822 131,440
Swatch Group AG (The) 577 115,811
Swiss Life Holding AG (Registered) 306 113,838
9,962,934
—
United Kingdom - 3.5%
3i Group plc 9,545 98,285
Aviva plc 545,538 1,849,033
BAE Systems plc 89,326 534,121
Barclays plc 381,890 538,770
Barratt Developments plc 71,904 441,932
Berkeley Group Holdings plc 9,208 474,214
BT Group plc 1,067,359 1,509,513
Centrica plc 401,992 191,007
CK Hutchison Holdings Ltd. 223,000 1,444,056
Compass Group plc 17,391 239,273
Direct Line Insurance Group plc 73,889 247,754
Fiat Chrysler Automobiles NV * 7,049 71,323
GlaxoSmithKline plc 6,378 128,834
GVC Holdings plc 8,480 77,727
Kingfisher plc 103,776 285,507
M&G plc 158,963 330,078
Meggitt plc 58,094 211,599
Micro Focus International plc 9,567 51,040
Persimmon plc 30,548 864,556
Sage Group plc (The) 21,348 177,208
Smith & Nephew plc 8,614 160,510
Taylor Wimpey plc 216,081 381,385
10,307,725
—
United States - 57.1%
AbbVie, Inc. (1) 29,834 2,929,102
Accenture plc, Class A (1) 676 145,151
Adobe, Inc. (1)* 2,843 1,237,586
Advanced Micro Devices, Inc. (1)* 1,468 77,231
INVESTMENTS SHARES VALUE ($)
United States - 57.1% (continued)
Akamai Technologies, Inc. (1)* 4,569 489,294
Alexion Pharmaceuticals, Inc. (1)* 20,042 2,249,514
Allstate Corp. (The) (1) 23,580 2,287,024
Alphabet, Inc., Class A (1)* 1,340 1,900,187
Alphabet, Inc., Class C (1)* 2,006 2,835,702
Altria Group, Inc. (1) 32,302 1,267,854
Amazon.com, Inc. (1)* 2,926 8,072,308
American International Group, Inc.
(1) 16,833 524,853
American Tower Corp., REIT (1) 4,396 1,136,542
AmerisourceBergen Corp. (1) 15,272 1,538,959
Anthem, Inc. (1) 3,691 970,659
Apple, Inc. (1) 27,146 9,902,862
Applied Materials, Inc. (1) 39,626 2,395,392
Arrow Electronics, Inc. (1)* 37,814 2,597,444
Autodesk, Inc. (1)* 2,712 648,683
AutoZone, Inc. (1)* 577 650,925
AvalonBay Communities, Inc., REIT
(1) 811 125,413
Bank of New York Mellon Corp.
(The) (1) 41,278 1,595,395
Berkshire Hathaway, Inc., Class B
(1)* 7,962 1,421,297
Best Buy Co., Inc. (1) 23,409 2,042,903
Biogen, Inc. (1)* 11,301 3,023,583
Booz Allen Hamilton Holding Corp.
(1) 2,468 191,986
Boston Properties, Inc., REIT (1) 1,475 133,311
Bristol-Myers Squibb Co. (1) 9,640 566,832
Broadcom, Inc. (1) 1,973 622,699
Cadence Design Systems, Inc. (1)* 3,333 319,835
Cardinal Health, Inc. (1) 30,987 1,617,212
Carnival Corp. (1) 10,369 170,259
CDK Global, Inc. (1) 12,544 519,572
Cisco Systems, Inc. (1) 46,430 2,165,495
Citigroup, Inc. (1) 5,504 281,254
Cognizant Technology Solutions
Corp., Class A (1) 17,593 999,634
Colgate-Palmolive Co. (1) 2,176 159,414
Crown Castle International Corp.,
REIT (1) 1,970 329,680
CVS Health Corp. (1) 15,579 1,012,168
Darden Restaurants, Inc. (1) 11,609 879,614
DaVita, Inc. (1)* 1,203 95,205
Digital Realty Trust, Inc., REIT (1) 849 120,651
Dollar General Corp. (1) 1,152 219,468
Domino's Pizza, Inc. (1) 3,662 1,352,889
DR Horton, Inc. (1) 4,496 249,303
DuPont de Nemours, Inc. (1) 4,864 258,424
Eaton Corp. plc (1) 988 86,430
eBay, Inc. (1) 16,962 889,657
Edwards Lifesciences Corp. (1)* 3,400 234,974
Electronic Arts, Inc. (1)* 10,130 1,337,667
Eli Lilly and Co. (1) 3,006 493,525
EOG Resources, Inc. (1) 3,808 192,913
Equinix, Inc., REIT (1) 222 155,911
Equity Residential, REIT (1) 2,048 120,463
Essex Property Trust, Inc., REIT (1) 720 165,002
Everest Re Group Ltd. (1) 1,257 259,193
Facebook, Inc., Class A (1)* 23,831 5,411,306

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 57.1% (continued)
Fidelity National Financial, Inc. (1) 13,928 427,032
Fortinet, Inc. (1)* 2,840 389,847
Garmin Ltd. (1) 5,093 496,568
Gartner, Inc. (1)* 1,322 160,398
General Dynamics Corp. (1) 791 118,223
General Electric Co. (1) 160,345 1,095,156
Gilead Sciences, Inc. (1) 24,674 1,898,418
Hartford Financial Services Group,
Inc. (The) (1) 2,000 77,100
HD Supply Holdings, Inc. (1)* 7,920 274,428
HollyFrontier Corp. (1) 3,331 97,265
Hologic, Inc. (1)* 3,186 181,602
Home Depot, Inc. (The) (1) 9,601 2,405,147
Howmet Aerospace, Inc. (1) 10,857 172,083
HP, Inc. (1) 122,521 2,135,541
Humana, Inc. (1) 4,442 1,722,386
Huntington Ingalls Industries, Inc.
(1) 2,436 425,058
Ingredion, Inc. (1) 2,842 235,886
Intel Corp. (1) 74,583 4,462,302
International Business Machines
Corp. (1) 11,403 1,377,140
International Paper Co. (1) 19,139 673,884
Intuit, Inc. (1) 4,081 1,208,751
Jazz Pharmaceuticals plc (1)* 12,426 1,371,085
Johnson & Johnson (1) 18,312 2,575,217
Johnson Controls International plc
(1) 36,669 1,251,880
Kimberly-Clark Corp. (1) 4,511 637,630
Kinder Morgan, Inc. (1) 40,050 607,559
Kroger Co. (The) (1) 25,688 869,539
Lam Research Corp. (1) 2,924 945,797
LKQ Corp. (1)* 17,725 464,395
Lockheed Martin Corp. (1) 2,072 756,114
Lowe's Cos., Inc. (1) 16,002 2,162,190
Mastercard, Inc., Class A (1) 7,952 2,351,406
Maxim Integrated Products, Inc. (1) 6,103 369,903
McDonald's Corp. (1) 6,441 1,188,171
McKesson Corp. (1) 14,470 2,219,987
Medtronic plc (1) 1,319 120,952
Merck & Co., Inc. (1) 33,179 2,565,732
MetLife, Inc. (1) 16,064 586,657
Micron Technology, Inc. (1)* 46,686 2,405,263
Microsoft Corp. (1) 48,593 9,889,162
Mondelez International, Inc., Class
A (1) 3,440 175,887
Mylan NV (1)* 103,340 1,661,707
NetApp, Inc. (1) 1,857 82,395
Newmont Corp. (1) 34,798 2,148,429
Northrop Grumman Corp. (1) 3,753 1,153,822
NortonLifeLock, Inc. (1) 69,481 1,377,808
NRG Energy, Inc. (1) 31,622 1,029,612
NVIDIA Corp. (1) 1,686 640,528
Omnicom Group, Inc. (1) 4,584 250,286
Oracle Corp. (1) 32,981 1,822,860
PayPal Holdings, Inc. (1)* 1,348 234,862
People's United Financial, Inc. (1) 48,672 563,135
PepsiCo, Inc. (1) 583 77,108
Pfizer, Inc. (1) 59,876 1,957,945
Philip Morris International, Inc. (1) 14,480 1,014,469
INVESTMENTS SHARES VALUE ($)
United States - 57.1% (continued)
Procter & Gamble Co. (The) (1) 26,791 3,203,400
Prologis, Inc., REIT (1) 2,980 278,123
Public Storage, REIT (1) 2,484 476,655
PulteGroup, Inc. (1) 23,146 787,658
Qorvo, Inc. (1)* 12,869 1,422,411
QUALCOMM, Inc. (1) 19,283 1,758,802
Raytheon Technologies Corp. (1) 4,620 284,684
Regeneron Pharmaceuticals, Inc.
(1)* 866 540,081
Seagate Technology plc (1) 27,157 1,314,670
Simon Property Group, Inc., REIT
(1) 1,723 117,819
Skyworks Solutions, Inc. (1) 10,371 1,326,036
Southwest Airlines Co. (1) 18,855 644,464
SS&C Technologies Holdings, Inc.
(1) 13,767 777,560
State Street Corp. (1) 10,041 638,106
Steel Dynamics, Inc. (1) 24,394 636,439
Synchrony Financial (1) 3,370 74,679
Synopsys, Inc. (1)* 732 142,740
Target Corp. (1) 10,437 1,251,709
Texas Instruments, Inc. (1) 4,293 545,082
Travelers Cos., Inc. (The) (1) 1,767 201,526
Tyson Foods, Inc., Class A (1) 16,626 992,738
UnitedHealth Group, Inc. (1) 4,482 1,321,966
Universal Health Services, Inc.,
Class B (1) 11,153 1,036,002
VeriSign, Inc. (1)* 2,633 544,583
Verizon Communications, Inc. (1) 2,144 118,199
Vertex Pharmaceuticals, Inc. (1)* 2,844 825,642
ViacomCBS, Inc. (1) 3,997 93,210
Walgreens Boots Alliance, Inc. (1) 22,663 960,685
Walmart, Inc. (1) 6,298 754,374
Wells Fargo & Co. (1) 68,456 1,752,474
Welltower, Inc., REIT (1) 3,001 155,302
Western Union Co. (The) (1) 4,142 89,550
Westrock Co. (1) 7,571 213,956
Whirlpool Corp. (1) 2,225 288,204
Yum! Brands, Inc. (1) 16,394 1,424,803
168,235,848
—
TOTAL COMMON STOCKS
(Cost $219,903,514) 256,893,398
SHORT-TERM INVESTMENTS - 10.0%
INVESTMENT COMPANIES - 10.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(f)(g) 3,305,442 3,305,442
Limited Purpose Cash Investment
Fund, 0.34% (1)(f) 26,129,104 26,134,329
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,433,192) 29,439,771

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(1)(f)(h) 42,659 42,659
Limited Purpose Cash Investment
Fund 0.34% (1)(f)(h) 126,893 126,919
TOTAL SECURITIES LENDING COLLATERAL
(Cost $169,552) 169,578
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.3%
(Cost $249,506,258) 286,502,747
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.7% (i) 7,936,308
NET ASSETS - 100.0% 294,439,055
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 16,226,243 5.5%
Consumer Discretionary 34,760,006 11.8
Consumer Staples 15,445,782 5.2
Energy 2,155,123 0.7
Financials 25,296,824 8.6
Health Care 48,890,974 16.6
Industrials 18,917,727 6.4
Information Technology 67,040,098 22.8
Materials 14,736,170 5.0
Real Estate 8,133,989 2.8
Utilities 5,290,462 1.8
Short-Term Investments 29,439,771 10.0
Securities Lending Collateral 169,578 0.1
Total Investments In Securities
At Value 286,502,747 97.3
Other Assets in Excess of
Liabilities (i ) 7,936,308 2.7
Net Assets
$ 294,439,055 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was
$158,899.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $1,328,717, which represents approximately 0.45%
of net assets of the fund.
(d) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2020 amounted to $131, which represents approximately 0.00% of net assets of the fund.
(e) Restricted Security.
(f) Represents 7-day effective yield as of June 30, 2020.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(h) Represents security purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index September
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 09/18/2020 CHF 1,501,200 $ 7,188
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.75%) Monthly JPMC 09/16/2020 EUR (133,068) 4,331

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 908,927 $ 22,275
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 157,847 –
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 282,392 6,166
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 390,883 349
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and
pays the SOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 SGD 4,983 –
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.40%) Monthly JPMC 09/16/2020 EUR (196,956) –
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.40%) Monthly JPMC 09/16/2020 EUR (694,000) 1,811
42,120

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 07/30/2020 HKD 13,335,850 $ (22,809)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.65%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 CAD 2,073,472 (30,022)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 632,701 (23,713)
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 JPY 414,818,386 (119,264)
(195,808)
$ (153,688)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 45 7/2020 EUR $ 5,657,890 $ (24,359)
Hang Seng Index 17 7/2020 HKD 2,659,177 (36,534)
MSCI Singapore Index 2 7/2020 SGD 42,458 (418)
OMXS30 Index 160 7/2020 SEK 2,861,068 12,697
DAX Index 29 9/2020 EUR 10,039,582 33,810
FTSE/MIB Index 98 9/2020 EUR 10,618,884 (112,425)
S&P 500 E-Mini Index 6 9/2020 USD 927,060 6,415
TOPIX Index 61 9/2020 JPY 8,804,677 (184,816)
(305,630)
Short Contracts
CAC 40 10 Euro Index (26) 7/2020 EUR (1,435,282) 1,920
IBEX 35 Index (7) 7/2020 EUR (567,015) 1,222
FTSE 100 Index (99) 9/2020 GBP (7,541,194) 63,564
SPI 200 Index (67) 9/2020 AUD (6,810,666) (11,374)
55,332
$ (250,298)

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 11,172,626 USD 7,477,898 CITG 9/16/2020 $ 234,350
AUD 11,172,623 USD 7,477,906 JPMC 9/16/2020 234,340
CHF 3,330,500 USD 3,466,926 CITG 9/16/2020 56,422
CHF 3,330,500 USD 3,466,930 JPMC 9/16/2020 56,418
DKK 989,500 USD 149,007 CITG 9/16/2020 436
DKK 989,500 USD 149,007 JPMC 9/16/2020 435
EUR 1,429,252 USD 1,602,284 CITG 9/16/2020 6,239
EUR 1,429,248 USD 1,602,281 JPMC 9/16/2020 6,238
GBP 330,000 USD 405,631 CITG 9/16/2020 3,458
GBP 330,000 USD 405,631 JPMC 9/16/2020 3,457
HKD 1,778,500 USD 229,001 CITG 9/16/2020 360
HKD 1,778,500 USD 229,001 JPMC 9/16/2020 360
ILS 1,021,500 USD 291,978 CITG 9/16/2020 3,530
ILS 1,021,499 USD 291,978 JPMC 9/16/2020 3,530
JPY 991,774,000 USD 9,137,464 CITG 9/16/2020 57,345
JPY 991,774,000 USD 9,137,475 JPMC 9/16/2020 57,333
NZD 12,844,000 USD 7,941,989 CITG 9/16/2020 345,647
NZD 12,844,001 USD 7,941,999 JPMC 9/16/2020 345,637
SEK 2,499,000 USD 267,627 CITG 9/16/2020 813
SEK 2,499,000 USD 267,628 JPMC 9/16/2020 813
SGD 20,500 USD 14,678 CITG 9/16/2020 35
SGD 20,500 USD 14,678 JPMC 9/16/2020 35
USD 10,700 AUD 15,500 CITG 9/16/2020 1
USD 10,700 AUD 15,500 JPMC 9/16/2020 1
USD 7,816,339 CAD 10,528,440 CITG 9/16/2020 59,942
USD 7,816,330 CAD 10,528,440 JPMC 9/16/2020 59,933
USD 2,991,829 CHF 2,820,000 CITG 9/16/2020 8,540
USD 2,991,825 CHF 2,820,000 JPMC 9/16/2020 8,537
USD 47,026 DKK 310,500 CITG 9/16/2020 131
USD 47,026 DKK 310,500 JPMC 9/16/2020 131
USD 4,536,483 EUR 3,996,004 CITG 9/16/2020 39,258
USD 4,536,469 EUR 3,995,996 JPMC 9/16/2020 39,252
USD 8,236,775 GBP 6,549,003 CITG 9/16/2020 118,224
USD 8,236,761 GBP 6,549,000 JPMC 9/16/2020 118,215
USD 158,382 HKD 1,228,000 CITG 9/16/2020 15
USD 158,382 HKD 1,228,000 JPMC 9/16/2020 15
USD 7,982 ILS 27,500 CITG 9/16/2020 26
USD 7,982 ILS 27,500 JPMC 9/16/2020 26
USD 7,164,368 JPY 767,326,500 CITG 9/16/2020 50,429
USD 7,164,359 JPY 767,326,500 JPMC 9/16/2020 50,420
USD 3,665,503 NOK 34,891,250 CITG 9/16/2020 39,486
USD 3,665,498 NOK 34,891,250 JPMC 9/16/2020 39,482
USD 1,129 SEK 10,500 CITG 9/16/2020 1
USD 1,129 SEK 10,500 JPMC 9/16/2020 1
USD 70,085 SGD 97,500 CITG 9/16/2020 107
USD 70,085 SGD 97,500 JPMC 9/16/2020 107
Total unrealized appreciation 2,049,511
AUD 5,790,376 USD 4,030,423 CITG 9/16/2020 (33,438)
AUD 5,790,375 USD 4,030,428 JPMC 9/16/2020 (33,444)
CAD 4,472,500 USD 3,301,533 CITG 9/16/2020 (6,602)
CAD 4,472,500 USD 3,301,537 JPMC 9/16/2020 (6,606)
DKK 4,322,000 USD 660,872 CITG 9/16/2020 (8,129)
DKK 4,322,000 USD 660,872 JPMC 9/16/2020 (8,130)
EUR 1,562,252 USD 1,772,143 CITG 9/16/2020 (13,938)
EUR 1,562,248 USD 1,772,141 JPMC 9/16/2020 (13,940)

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR GLOBAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
GBP 217,000 USD 274,756 CITG 9/16/2020 $ (5,749)
GBP 217,000 USD 274,756 JPMC 9/16/2020 (5,749)
HKD 464,000 USD 59,840 CITG 9/16/2020 (1)
HKD 464,000 USD 59,840 JPMC 9/16/2020 (1)
ILS 20,000 USD 5,848 CITG 9/16/2020 (62)
ILS 20,000 USD 5,848 JPMC 9/16/2020 (62)
JPY 1,898,629,000 USD 17,663,616 CITG 9/16/2020 (61,291)
JPY 1,898,629,000 USD 17,663,638 JPMC 9/16/2020 (61,312)
NOK 4,858,500 USD 507,961 CITG 9/16/2020 (3,049)
NOK 4,858,500 USD 507,961 JPMC 9/16/2020 (3,049)
SEK 15,254,500 USD 1,644,692 CITG 9/16/2020 (6,070)
SEK 15,254,500 USD 1,644,694 JPMC 9/16/2020 (6,073)
SGD 215,500 USD 155,056 CITG 9/16/2020 (385)
SGD 215,500 USD 155,056 JPMC 9/16/2020 (385)
USD 61,358 AUD 89,500 CITG 9/16/2020 (422)
USD 61,358 AUD 89,500 JPMC 9/16/2020 (422)
USD 5,936,787 CAD 8,155,064 CITG 9/16/2020 (71,122)
USD 5,936,775 CAD 8,155,058 JPMC 9/16/2020 (71,130)
USD 1,583 CHF 1,500 CITG 9/16/2020 (4)
USD 1,583 CHF 1,500 JPMC 9/16/2020 (4)
USD 768,976 DKK 5,176,500 CITG 9/16/2020 (12,821)
USD 768,975 DKK 5,176,500 JPMC 9/16/2020 (12,822)
USD 31,476 EUR 28,000 CITG 9/16/2020 (36)
USD 31,476 EUR 28,000 JPMC 9/16/2020 (36)
USD 1,214,787 GBP 987,500 CITG 9/16/2020 (9,379)
USD 1,214,785 GBP 987,500 JPMC 9/16/2020 (9,381)
USD 1,339,196 HKD 10,400,500 CITG 9/16/2020 (2,087)
USD 1,339,194 HKD 10,400,500 JPMC 9/16/2020 (2,088)
USD 1,061,812 JPY 114,535,000 CITG 9/16/2020 (50)
USD 1,061,811 JPY 114,535,000 JPMC 9/16/2020 (51)
USD 3,536,134 NOK 34,891,250 CITG 9/16/2020 (89,882)
USD 3,536,129 NOK 34,891,249 JPMC 9/16/2020 (89,887)
USD 1,748,351 NZD 2,767,500 CITG 9/16/2020 (37,387)
USD 1,748,349 NZD 2,767,500 JPMC 9/16/2020 (37,390)
USD 2,166,665 SEK 20,773,500 CITG 9/16/2020 (64,800)
USD 2,166,663 SEK 20,773,501 JPMC 9/16/2020 (64,803)
USD 72,146 SGD 102,000 CITG 9/16/2020 (1,063)
USD 72,146 SGD 102,000 JPMC 9/16/2020 (1,063)
Total unrealized depreciation (855,595)
Net unrealized appreciation $ 1,193,916

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 87.0%
Australia - 7.3%
Ampol Ltd. 3,858 78,612
ASX Ltd. 2,307 137,124
Aurizon Holdings Ltd. 215,188 732,258
BHP Group Ltd. 36,050 897,569
BHP Group plc 65,825 1,346,982
BlueScope Steel Ltd. 166,275 1,369,750
CIMIC Group Ltd. 24,062 404,352
Coles Group Ltd. 61,515 731,251
CSL Ltd. 2,629 522,879
Dexus , REIT 23,093 148,218
Fortescue Metals Group Ltd. 179,968 1,749,591
Glencore plc * 127,069 270,683
Goodman Group, REIT 47,543 490,560
GPT Group (The), REIT 55,477 161,167
Lendlease Group 11,993 103,658
Mirvac Group, REIT 104,753 158,240
Newcrest Mining Ltd. 13,288 294,649
Origin Energy Ltd. 106,425 433,069
Rio Tinto Ltd. 4,666 319,498
Rio Tinto plc 25,787 1,451,204
Scentre Group, REIT 104,047 157,958
South32 Ltd. 607,389 859,896
Stockland, REIT 62,453 144,816
Vicinity Centres , REIT 94,695 94,913
13,058,897
—
Belgium - 1.2%
Ageas SA/NV 11,271 399,441
Galapagos NV * 630 124,348
Groupe Bruxelles Lambert SA 1,290 108,051
KBC Group NV 4,115 236,412
Solvay SA 2,956 237,148
UCB SA 9,474 1,099,424
2,204,824
—
China - 0.5%
Yangzijiang Shipbuilding Holdings
Ltd. 1,380,100 929,075
Denmark - 2.3%
Carlsberg A/S, Class B 883 117,093
Danske Bank A/S * 8,372 111,921
Novo Nordisk A/S, Class B 37,628 2,451,379
Pandora A/S 24,603 1,343,680
4,024,073
—
Finland - 1.3%
Kone OYJ, Class B 4,121 284,223
Nokia OYJ 101,628 444,101
Orion OYJ, Class B 16,785 813,978
Stora Enso OYJ, Class R 28,515 341,306
UPM- Kymmene OYJ 3,304 95,699
Wartsila OYJ Abp 45,799 379,906
2,359,213
—
France - 8.5%
Alstom SA 1,064 49,583
Atos SE * 17,184 1,473,239
BNP Paribas SA * 13,788 550,886
INVESTMENTS SHARES VALUE ($)
France - 8.5% (continued)
Bouygues SA * 11,583 396,770
Capgemini SE 5,647 651,672
Carrefour SA 21,685 336,292
Cie de Saint-Gobain * 33,204 1,198,033
CNP Assurances * 5,445 63,154
Credit Agricole SA * 15,971 151,656
Danone SA 1,648 114,393
Dassault Aviation SA * 65 59,637
Engie SA * 50,567 627,129
Hermes International 347 291,344
Ingenico Group SA * 807 129,664
Ipsen SA 2,480 210,382
L'Oreal SA 1,760 568,034
Orange SA 87,533 1,046,717
Peugeot SA * 134,750 2,209,784
Publicis Groupe SA 9,375 304,547
Sanofi 20,038 2,043,569
Schneider Electric SE 8,194 911,474
Societe Generale SA * 11,494 192,176
Thales SA 1,264 102,302
TOTAL SA 33,447 1,289,664
Unibail - Rodamco -Westfield, REIT
(a) 3,742 210,925
15,183,026
—
Germany - 7.7%
Allianz SE (Registered) 2,002 409,094
Bayer AG (Registered) 37,317 2,766,070
Brenntag AG 7,913 419,548
Delivery Hero SE *(b) 5,413 556,279
Deutsche Boerse AG 2,294 415,161
Deutsche Post AG (Registered) 8,649 317,590
Deutsche Wohnen SE 4,982 223,869
Fresenius Medical Care AG & Co.
KGaA 25,284 2,175,179
Fresenius SE & Co. KGaA 6,125 304,430
GEA Group AG 5,778 183,384
HeidelbergCement AG 4,550 243,570
HOCHTIEF AG 9,482 843,703
Infineon Technologies AG 45,767 1,072,421
KION Group AG 11,931 734,590
Knorr- Bremse AG * 680 69,010
Porsche Automobil Holding SE
(Preference) * 1,931 111,841
SAP SE 12,548 1,754,079
Siemens AG (Registered) 2,284 269,369
Uniper SE 4,322 139,467
Volkswagen AG (Preference) 682 103,664
Vonovia SE 7,064 431,773
Wirecard AG * 10,433 77,414
Zalando SE *(b) 1,146 81,298
13,702,803
—
Hong Kong - 3.1%
CK Asset Holdings Ltd. 232,000 1,391,256
CK Infrastructure Holdings Ltd. 17,827 92,152
CLP Holdings Ltd. 8,500 83,481
Hong Kong Exchanges & Clearing
Ltd. 14,854 632,658
Kerry Properties Ltd. 435,500 1,131,269

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Hong Kong - 3.1% (continued)
Link, REIT 50,382 413,645
PCCW Ltd. 64,000 36,593
Sun Hung Kai Properties Ltd. 20,500 261,892
WH Group Ltd. (b) 1,496,000 1,292,835
Yue Yuen Industrial Holdings Ltd. 101,500 154,713
5,490,494
—
Italy - 1.7%
Assicurazioni Generali SpA 38,291 581,651
Enel SpA 72,678 628,552
Intesa Sanpaolo SpA * 555,248 1,067,014
Leonardo SpA 12,302 82,009
Poste Italiane SpA (b) 45,911 401,044
Prysmian SpA 9,977 231,450
UniCredit SpA * 11,050 101,983
3,093,703
—
Japan - 21.6%
Alfresa Holdings Corp. 18,800 394,074
Astellas Pharma, Inc. 105,100 1,755,124
Bridgestone Corp. 2,100 67,778
Brother Industries Ltd. 55,300 999,111
Calbee , Inc. 8,200 226,645
Daito Trust Construction Co. Ltd. 787 72,531
Daiwa House Industry Co. Ltd. 8,395 198,247
Electric Power Development Co.
Ltd. 4,000 75,826
ENEOS Holdings, Inc. 61,300 218,508
FUJIFILM Holdings Corp. 12,200 522,181
Fujitsu Ltd. 17,700 2,072,374
Fukuoka Financial Group, Inc. 3,000 47,433
Hitachi Ltd. 58,600 1,862,591
Hoya Corp. 5,700 545,826
Hulic Co. Ltd. 8,000 75,528
Idemitsu Kosan Co. Ltd. 3,400 72,563
Isuzu Motors Ltd. 5,900 53,615
ITOCHU Corp. 17,000 367,843
Japan Post Insurance Co. Ltd. 23,400 308,327
Japan Real Estate Investment
Corp., REIT 26 133,435
Japan Retail Fund Investment
Corp., REIT 73 91,307
Japan Tobacco, Inc. 4,700 87,292
JGC Holdings Corp. 38,700 408,089
Kajima Corp. 4,200 50,219
Kamigumi Co. Ltd. 18,200 357,930
KDDI Corp. 2,900 86,528
Koito Manufacturing Co. Ltd. 16,300 659,491
Konami Holdings Corp. 1,800 60,064
Lion Corp. 20,900 502,679
Marubeni Corp. 158,700 720,879
Mebuki Financial Group, Inc. 164,000 382,031
Medipal Holdings Corp. 3,600 69,482
Mitsubishi Corp. 28,900 610,707
Mitsubishi Estate Co. Ltd. 22,820 340,059
Mitsubishi Gas Chemical Co., Inc. 30,000 456,283
Mitsui & Co. Ltd. 5,800 85,936
Mitsui Fudosan Co. Ltd. 18,105 321,630
MS&AD Insurance Group Holdings,
Inc. 21,100 581,067
INVESTMENTS SHARES VALUE ($)
Japan - 21.6% (continued)
Nexon Co. Ltd. 12,000 270,677
Nikon Corp. 89,600 752,490
Nintendo Co. Ltd. 4,700 2,101,223
Nippon Building Fund, Inc., REIT 35 199,331
Nippon Express Co. Ltd. 2,500 129,634
Nitto Denko Corp. 6,700 379,824
Nomura Real Estate Holdings, Inc. 3,900 72,608
NTT DOCOMO, Inc. 19,200 509,722
Obayashi Corp. 100,200 942,027
Olympus Corp. 3,200 61,608
ORIX Corp. 62,000 769,870
Otsuka Corp. 7,100 374,991
Panasonic Corp. 23,600 206,950
Pola Orbis Holdings, Inc. 18,600 324,729
Resona Holdings, Inc. 321,000 1,098,428
Ricoh Co. Ltd. 6,200 44,489
Rohm Co. Ltd. 20,100 1,336,477
Ryohin Keikaku Co. Ltd. 3,300 46,938
Sankyo Co. Ltd. 800 19,364
Sekisui House Ltd. 19,400 370,388
Shimamura Co. Ltd. 6,200 419,939
Shimizu Corp. 75,300 620,328
Shinsei Bank Ltd. 87,500 1,058,331
Shionogi & Co. Ltd. 33,900 2,126,661
Sony Corp. 10,200 704,108
Square Enix Holdings Co. Ltd. 6,600 334,383
SUMCO Corp. 67,200 1,033,142
Sumitomo Corp. 44,000 506,063
Sumitomo Dainippon Pharma Co.
Ltd. 9,700 134,419
Sumitomo Electric Industries Ltd. 4,100 47,296
Sumitomo Heavy Industries Ltd. 24,900 544,590
Sumitomo Mitsui Trust Holdings,
Inc. 7,500 211,353
Sumitomo Realty & Development
Co. Ltd. 5,661 156,259
Suzuken Co. Ltd. 7,600 283,934
Sysmex Corp. 4,700 360,780
Taiheiyo Cement Corp. 20,300 471,653
Taisei Corp. 25,200 918,442
Taisho Pharmaceutical Holdings
Co. Ltd. 1,400 85,914
Teijin Ltd. 9,000 143,295
Tokyo Electric Power Co. Holdings,
Inc. * 27,700 85,210
Tokyo Electron Ltd. 5,800 1,431,114
Tokyu Fudosan Holdings Corp. 12,883 60,608
Toshiba Corp. 14,500 465,157
Tosoh Corp. 5,900 81,048
Toyoda Gosei Co. Ltd. 6,800 142,076
Yamaha Motor Co. Ltd. 5,300 83,475
Yokohama Rubber Co. Ltd. (The) 5,500 77,770
38,540,349
—
Malta - 0.0% (c)
BGP Holdings plc (3)*(d)(e) 143,427 195

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 4.9%
Adyen NV *(b) 38 55,365
ASML Holding NV 7,270 2,659,463
ING Groep NV 56,425 393,334
Koninklijke Ahold Delhaize NV 83,451 2,274,379
Koninklijke Philips NV * 37,744 1,763,322
Randstad NV * 1,760 78,698
Royal Dutch Shell plc, Class A 4,344 69,553
Royal Dutch Shell plc, Class B 47,958 727,057
Wolters Kluwer NV 9,788 765,071
8,786,242
—
Russia - 0.2%
Evraz plc 111,391 394,668
Singapore - 0.5%
Ascendas , REIT 81,637 187,309
CapitaLand Commercial Trust,
REIT 92,500 113,207
CapitaLand Mall Trust, REIT 38,494 54,620
Genting Singapore Ltd. 113,500 62,445
Singapore Exchange Ltd. 25,572 153,884
Venture Corp. Ltd. 26,100 305,023
876,488
—
South Africa - 0.5%
Anglo American plc 39,618 913,322
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria
SA 16,754 57,683
Enagas SA 43,602 1,066,660
Endesa SA 67,550 1,675,662
Iberdrola SA 52,564 613,668
Industria de Diseno Textil SA 1,690 44,842
Mapfre SA 76,657 136,886
Naturgy Energy Group SA 46,789 873,500
Red Electrica Corp. SA 11,534 215,796
4,684,697
—
Sweden - 3.2%
Atlas Copco AB, Class B 6,481 240,821
Essity AB, Class B * 6,985 226,463
Hennes & Mauritz AB, Class B 35,986 525,262
Investor AB, Class B 5,840 309,800
Sandvik AB * 34,812 655,362
SKF AB, Class B 11,190 209,181
Swedbank AB, Class A * 62,740 805,637
Swedish Match AB 13,185 930,276
Telefonaktiebolaget LM Ericsson,
Class B 201,012 1,863,293
5,766,095
—
Switzerland - 10.4%
Adecco Group AG (Registered) 37,512 1,768,151
Coca-Cola HBC AG 26,699 668,359
Credit Suisse Group AG
(Registered) 32,791 341,186
LafargeHolcim Ltd. (Registered) * 19,122 842,440
Nestle SA (Registered) 34,940 3,873,819
Novartis AG (Registered) 37,367 3,255,453
Roche Holding AG 13,761 4,767,492
INVESTMENTS SHARES VALUE ($)
Switzerland - 10.4% (continued)
Sonova Holding AG (Registered) * 9,656 1,932,893
STMicroelectronics NV 26,215 714,576
Swatch Group AG (The) 388 77,876
UBS Group AG (Registered) 29,183 337,036
18,579,281
—
United Arab Emirates - 0.0%
NMC Health plc (3)*(d) 5,443 —
United Kingdom - 9.5%
3i Group plc 24,852 255,901
Aviva plc 617,415 2,092,653
BAE Systems plc 145,250 868,517
Barclays plc 114,137 161,024
Barratt Developments plc 31,754 195,164
Berkeley Group Holdings plc 16,628 856,345
BP plc 33,374 127,857
British American Tobacco plc 28,213 1,082,048
BT Group plc 1,445,287 2,043,998
CK Hutchison Holdings Ltd. 201,000 1,301,593
Compass Group plc 34,914 480,363
Direct Line Insurance Group plc 22,077 74,025
Fiat Chrysler Automobiles NV * 21,792 220,494
GlaxoSmithKline plc 24,501 494,913
GVC Holdings plc 50,458 462,493
Kingfisher plc 293,873 808,500
London Stock Exchange Group plc 3,740 388,942
M&G plc 443,807 921,541
Micro Focus International plc 48,252 257,427
Persimmon plc 35,646 1,008,837
RELX plc 31,899 738,327
RSA Insurance Group plc 31,992 162,021
Sage Group plc (The) 68,657 569,917
Smith & Nephew plc 4,300 80,125
Taylor Wimpey plc 377,438 666,181
Unilever NV 12,201 650,530
16,969,736
—
TOTAL COMMON STOCKS
(Cost $147,989,242) 155,557,181
SHORT-TERM INVESTMENTS - 10.5%
INVESTMENT COMPANIES - 10.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.06% (1)(f)(g) 2,404,047 2,404,047
Limited Purpose Cash Investment
Fund, 0.34% (1)(f) 16,277,893 16,281,148
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,681,940) 18,685,195

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SECURITIES LENDING COLLATERAL - 0.1%
Investment Companies - 0.1%
Investments in a Pooled Account
through Securities Lending
Program with Citibank NA
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares 0.06%
(1)(f)(h) 52,055 52,055
Limited Purpose Cash Investment
Fund 0.34% (1)(f)(h) 154,842 154,873
TOTAL SECURITIES LENDING COLLATERAL
(Cost $206,897) 206,928
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 97.6%
(Cost $166,878,079) 174,449,304
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.4% ( i ) 4,237,849
NET ASSETS - 100.0% 178,687,153
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 6,794,453 3.8%
Consumer Discretionary 13,913,085 7.8
Consumer Staples 14,007,120 7.8
Energy 3,016,883 1.7
Financials 16,608,010 9.3
Health Care 30,623,659 17.1
Industrials 21,951,831 12.3
Information Technology 21,704,123 12.1
Materials 1 3,160,073 7.4
Real Estate 7,600,841 4.2
Utilities 6,177,103 3.5
Short-Term Investments 18,685,195 10.5
Securities Lending Collateral 206,928 0.1
Total Investments In Securities
At Value 174,449,304 97.6
Other Assets in Excess of
Liabilities ( i ) 4,237,849 2.4
Net Assets
$ 178,687,153 100.0%
* Non-income producing security.
(a) The security or a portion of this security is on loan at June 30,
2020. The total value of securities on loan at June 30, 2020 was
$189,091.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $2,386,821, which represents approximately 1.34%
of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) Security fair valued as of June 30, 2020 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2020 amounted to $195, which represents approximately 0.00% of net assets of the fund.
(e) Restricted Security.
(f) Represents 7-day effective yield as of June 30, 2020.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(h) Represents security purchased with the cash collateral received for securities on loan.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Total return swap contracts outstanding as of June 30, 2020 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 683,508 $ 16,751
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.40%) Monthly JPMC 09/16/2020 EUR (317,318) –
MSCI Sweden
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
STIBOR plus or
minus a specified
spread (-0.50%) Monthly JPMC 09/16/2020 SEK (2,855,649) 11,785
28,536
Hang Seng Index
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 07/30/2020 HKD 20,609,950 (37,981)
Swiss Market
Index September
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination JPMC 09/18/2020 CHF (1,501,200) (21)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 EUR 1,222,801 (45,829)
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and
pays the SOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 09/18/2020 SGD 321,430 (12,823)
(96,654)
$ (68,118)

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 32 7/2020 EUR $ 4,023,388 $ (22,430)
Hang Seng Index 15 7/2020 HKD 2,346,332 (26,006)
DAX Index 23 9/2020 EUR 7,962,427 (20,231)
FTSE/MIB Index 92 9/2020 EUR 9,968,748 (100,038)
TOPIX Index 85 9/2020 JPY 12,268,812 (374,770)
(543,475)
Short Contracts
CAC 40 10 Euro Index (1) 7/2020 EUR (55,203) 779
IBEX 35 Index (14) 7/2020 EUR (1,134,029) 12,761
OMXS30 Index (107) 7/2020 SEK (1,913,339) (3,827)
FTSE 100 Index (30) 9/2020 GBP (2,285,210) 19,191
SPI 200 Index (91) 9/2020 AUD (9,250,307) (55,510)
(26,606)
$ (570,081)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 7,518,788 USD 5,067,961 CITG 9/16/2020 $ 122,114
AUD 7,518,786 USD 5,067,966 JPMC 9/16/2020 122,106
CHF 547,600 USD 569,982 CITG 9/16/2020 9,325
CHF 547,600 USD 569,983 JPMC 9/16/2020 9,325
DKK 5,835,000 USD 872,923 CITG 9/16/2020 8,326
DKK 5,835,000 USD 872,925 JPMC 9/16/2020 8,325
EUR 31,500 USD 35,313 CITG 9/16/2020 139
EUR 31,500 USD 35,313 JPMC 9/16/2020 139
GBP 133,000 USD 164,114 CITG 9/16/2020 761
GBP 133,000 USD 164,115 JPMC 9/16/2020 760
HKD 1,005,000 USD 129,370 CITG 9/16/2020 239
HKD 1,005,000 USD 129,370 JPMC 9/16/2020 238
ILS 2,018,500 USD 576,935 CITG 9/16/2020 6,995
ILS 2,018,500 USD 576,935 JPMC 9/16/2020 6,994
JPY 725,475,700 USD 6,683,991 CITG 9/16/2020 41,946
JPY 725,475,700 USD 6,683,999 JPMC 9/16/2020 41,939
NZD 7,295,500 USD 4,511,116 CITG 9/16/2020 196,327
NZD 7,295,500 USD 4,511,122 JPMC 9/16/2020 196,325
SEK 4,500 USD 478 CITG 9/16/2020 5
SEK 4,500 USD 478 JPMC 9/16/2020 5
SGD 141,575 USD 100,004 CITG 9/16/2020 1,608
SGD 141,575 USD 100,004 JPMC 9/16/2020 1,608
USD 441,144 CHF 416,500 CITG 9/16/2020 527
USD 441,144 CHF 416,500 JPMC 9/16/2020 527
USD 46,457 DKK 305,000 CITG 9/16/2020 393
USD 46,456 DKK 305,000 JPMC 9/16/2020 393
USD 2,781,445 EUR 2,454,400 CITG 9/16/2020 19,187
USD 2,781,441 EUR 2,454,400 JPMC 9/16/2020 19,184
USD 7,471,772 GBP 5,943,262 CITG 9/16/2020 104,136
USD 7,471,765 GBP 5,943,264 JPMC 9/16/2020 104,127

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR INTERNATIONAL EQUITY FUND
Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 7,825 ILS 27,000 CITG 9/16/2020 $ 14
USD 7,825 ILS 27,000 JPMC 9/16/2020 14
USD 4,013,185 JPY 429,837,500 CITG 9/16/2020 28,130
USD 4,013,180 JPY 429,837,500 JPMC 9/16/2020 28,125
USD 11,935 SEK 109,500 CITG 9/16/2020 173
USD 11,935 SEK 109,500 JPMC 9/16/2020 173
USD 52,811 SGD 73,500 CITG 9/16/2020 59
USD 52,811 SGD 73,500 JPMC 9/16/2020 59
Total unrealized appreciation 1,080,770
AUD 5,310,264 USD 3,700,548 CITG 9/16/2020 (34,975)
AUD 5,310,262 USD 3,700,551 JPMC 9/16/2020 (34,980)
DKK 315,000 USD 47,894 CITG 9/16/2020 (321)
DKK 315,000 USD 47,894 JPMC 9/16/2020 (321)
EUR 2,583,500 USD 2,926,797 CITG 9/16/2020 (19,246)
EUR 2,583,500 USD 2,926,800 JPMC 9/16/2020 (19,250)
GBP 1,345,500 USD 1,689,226 CITG 9/16/2020 (21,260)
GBP 1,345,500 USD 1,689,228 JPMC 9/16/2020 (21,262)
HKD 2,245,000 USD 289,553 CITG 9/16/2020 (30)
HKD 2,245,000 USD 289,554 JPMC 9/16/2020 (31)
ILS 35,000 USD 10,233 CITG 9/16/2020 (108)
ILS 35,000 USD 10,233 JPMC 9/16/2020 (108)
JPY 1,607,946,200 USD 14,968,822 CITG 9/16/2020 (61,436)
JPY 1,607,946,200 USD 14,968,841 JPMC 9/16/2020 (61,455)
SEK 738,500 USD 79,605 CITG 9/16/2020 (276)
SEK 738,500 USD 79,605 JPMC 9/16/2020 (277)
SGD 134,575 USD 96,669 CITG 9/16/2020 (81)
SGD 134,575 USD 96,669 JPMC 9/16/2020 (81)
USD 1,008,782 AUD 1,468,500 CITG 9/16/2020 (4,895)
USD 1,008,781 AUD 1,468,500 JPMC 9/16/2020 (4,896)
USD 3,264,646 CHF 3,117,500 CITG 9/16/2020 (33,368)
USD 3,264,642 CHF 3,117,500 JPMC 9/16/2020 (33,372)
USD 757,466 DKK 5,098,500 CITG 9/16/2020 (12,551)
USD 757,465 DKK 5,098,500 JPMC 9/16/2020 (12,552)
USD 1,897,959 EUR 1,698,400 CITG 9/16/2020 (13,472)
USD 1,897,956 EUR 1,698,400 JPMC 9/16/2020 (13,475)
USD 2,454,414 GBP 1,993,086 CITG 9/16/2020 (16,339)
USD 2,454,413 GBP 1,993,088 JPMC 9/16/2020 (16,342)
USD 685,357 HKD 5,323,000 CITG 9/16/2020 (1,115)
USD 685,356 HKD 5,323,000 JPMC 9/16/2020 (1,116)
USD 11,538 ILS 40,000 CITG 9/16/2020 (34)
USD 11,538 ILS 40,000 JPMC 9/16/2020 (34)
USD 1,582,266 JPY 170,675,000 CITG 9/16/2020 (74)
USD 1,582,264 JPY 170,675,000 JPMC 9/16/2020 (76)
USD 1,221,708 NZD 1,946,000 CITG 9/16/2020 (33,955)
USD 1,221,707 NZD 1,946,000 JPMC 9/16/2020 (33,956)
USD 2,613,647 SEK 24,987,000 CITG 9/16/2020 (70,428)
USD 2,613,644 SEK 24,987,000 JPMC 9/16/2020 (70,431)
USD 34,969 SGD 49,000 CITG 9/16/2020 (201)
USD 34,969 SGD 49,000 JPMC 9/16/2020 (201)
Total unrealized depreciation (648,381)
Net unrealized appreciation $ 432,389

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
LONG POSITIONS - 126.8%
CORPORATE BONDS - 26.9%
Aerospace & Defense - 0.1%
Hexcel Corp.
3.95%, 2/15/2027 $ 140,000 150,213
Automobiles - 0.3%
General Motors Co.
5.20%, 4/1/2045 350,000 339,003
Banks - 2.0%
Bangko Sentral ng Pilipinas Bond (Philippines)
Series A, 8.60%, 6/15/2027 60,000 81,300
Bank of Montreal (Canada)
(USD Swap Semi 5 Year +
1.43%), 3.80%, 12/15/2032
(a) 200,000 215,262
Canadian Imperial Bank of Commerce (Canada)
3.10%, 4/2/2024 200,000 214,526
Citizens Financial Group, Inc.
4.30%, 12/3/2025 100,000 111,892
JPMorgan Chase & Co.
2.95%, 10/1/2026 390,000 428,339
KeyCorp
2.55%, 10/1/2029 100,000 103,512
National Bank of Canada (Canada)
2.10%, 2/1/2023 430,000 441,997
SVB Financial Group
3.50%, 1/29/2025 390,000 412,298
Truist Financial Corp.
3.75%, 12/6/2023 100,000 109,521
Vnesheconombank (Russia)
6.80%, 11/22/2025 (b) 140,000 166,768
2,285,415
Biotechnology - 0.3%
AbbVie, Inc.
4.45%, 5/14/2046 100,000 122,023
Biogen, Inc.
5.20%, 9/15/2045 190,000 249,119
371,142
Building Products - 0.4%
Fortune Brands Home & Security, Inc.
3.25%, 9/15/2029 420,000 447,784
Capital Markets - 2.0%
Ares Capital Corp.
3.50%, 2/10/2023 700,000 703,578
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 260,000 378,524
KKR Group Finance Co. III LLC
5.13%, 6/1/2044 (b) 190,000 228,508
Morgan Stanley
3.63%, 1/20/2027 440,000 496,778
Northern Trust Corp.
3.15%, 5/3/2029 410,000 466,767
2,274,155
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Chemicals - 1.4%
Air Products and Chemicals, Inc.
2.05%, 5/15/2030 $ 200,000 209,921
Celanese US Holdings LLC
3.50%, 5/8/2024 100,000 105,559
Ecolab, Inc.
4.80%, 3/24/2030 390,000 494,200
RPM International, Inc.
3.75%, 3/15/2027 800,000 845,462
1,655,142
Commercial Services & Supplies - 0.2%
Waste Connections, Inc.
2.60%, 2/1/2030 180,000 189,928
Construction Materials - 0.1%
Vulcan Materials Co.
4.50%, 6/15/2047 105,000 117,206
Consumer Finance - 1.5%
American Express Co.
2.50%, 8/1/2022 810,000 838,870
Capital One Financial Corp.
3.90%, 1/29/2024 530,000 576,366
Synchrony Financial
3.95%, 12/1/2027 300,000 313,580
1,728,816
Diversified Financial Services - 0.9%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035 400,000 406,702
Petronas Capital Ltd. (Malaysia)
7.88%, 5/22/2022 (b) 240,000 268,890
Voya Financial, Inc.
4.80%, 6/15/2046 330,000 393,168
1,068,760
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
4.50%, 3/9/2048 100,000 118,208
Level 3 Financing, Inc.
3.88%, 11/15/2029 (b) 370,000 390,098
508,306
Electric Utilities - 1.7%
DPL, Inc.
7.25%, 10/15/2021 596,000 633,250
Emera US Finance LP (Canada)
4.75%, 6/15/2046 100,000 118,569
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027 430,000 486,447
Instituto Costarricense de Electricidad (Costa Rica)
6.95%, 11/10/2021 (b) 200,000 198,002
NRG Energy, Inc.
3.75%, 6/15/2024 (b) 400,000 424,158
Oklahoma Gas and Electric Co.
3.25%, 4/1/2030 160,000 175,785
2,036,211
Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc.
4.60%, 4/6/2027 400,000 470,798

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 0.5%
Crown Castle International Corp.
3.65%, 9/1/2027 $ 160,000 178,805
Equinix , Inc.
5.38%, 5/15/2027 400,000 436,400
615,205
Food & Staples Retailing - 1.0%
Alimentation Couche-Tard, Inc. (Canada)
2.70%, 7/26/2022 (b) 788,000 806,646
Walmart, Inc.
4.05%, 6/29/2048 270,000 355,279
1,161,925
Food Products - 0.4%
J M Smucker Co. (The)
4.25%, 3/15/2035 200,000 235,823
Smithfield Foods, Inc.
4.25%, 2/1/2027 (b) 230,000 234,860
470,683
Gas Utilities - 0.3%
National Fuel Gas Co.
4.75%, 9/1/2028 298,000 302,470
Health Care Equipment & Supplies - 0.6%
Edwards Lifesciences Corp.
4.30%, 6/15/2028 620,000 739,168
Health Care Providers & Services - 1.3%
Anthem, Inc.
4.63%, 5/15/2042 340,000 423,169
HCA, Inc.
5.00%, 3/15/2024 360,000 400,141
Humana, Inc.
4.95%, 10/1/2044 350,000 459,693
Montefiore Obligated Group
4.29%, 9/1/2050 200,000 198,063
1,481,066
Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.
4.55%, 2/15/2048 140,000 133,406
Las Vegas Sands Corp.
3.50%, 8/18/2026 430,000 428,782
562,188
Household Durables - 0.2%
DR Horton, Inc.
2.50%, 10/15/2024 220,000 229,780
Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.
2.75%, 3/1/2030 100,000 102,927
Roper Technologies, Inc.
3.80%, 12/15/2026 770,000 879,483
982,410
Insurance - 0.3%
Aon plc
4.75%, 5/15/2045 300,000 375,371
Internet & Direct Marketing Retail - 0.5%
Amazon.com, Inc.
4.05%, 8/22/2047 450,000 585,399
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.
3.30%, 9/15/2029 $ 200,000 214,362
Media - 0.4%
Charter Communications Operating LLC
4.91%, 7/23/2025 400,000 458,433
Metals & Mining - 0.5%
Barrick North America Finance LLC (Canada)
5.75%, 5/1/2043 100,000 141,271
Corp. Nacional del Cobre de Chile (Chile)
6.15%, 10/24/2036 (b) 110,000 140,652
Kinross Gold Corp. (Canada)
5.95%, 3/15/2024 130,000 146,131
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041 100,000 109,338
537,392
Multi-Utilities - 0.4%
Sempra Energy
3.40%, 2/1/2028 440,000 481,370
Oil, Gas & Consumable Fuels - 1.3%
Devon Energy Corp.
5.00%, 6/15/2045 190,000 168,953
HollyFrontier Corp.
5.88%, 4/1/2026 520,000 570,655
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027 (b) 200,000 214,060
ONEOK, Inc.
4.95%, 7/13/2047 320,000 313,196
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026 20,000 17,450
6.50%, 3/13/2027 70,000 63,176
6.63%, 6/15/2035 130,000 105,781
6.63%, 6/15/2038 10,000 7,782
6.35%, 2/12/2048 10,000 7,427
Western Midstream Operating LP
5.30%, 3/1/2048 100,000 81,125
1,549,605
Pharmaceuticals - 0.2%
Zoetis, Inc.
4.70%, 2/1/2043 200,000 263,671
Professional Services - 1.4%
IHS Markit Ltd.
4.75%, 2/15/2025 (b) 670,000 750,400
Verisk Analytics, Inc.
4.00%, 6/15/2025 730,000 825,373
1,575,773
Road & Rail - 0.4%
Kansas City Southern
2.88%, 11/15/2029 450,000 474,974
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp.
3.88%, 1/15/2027 430,000 464,665
Micron Technology, Inc.
5.33%, 2/6/2029 390,000 466,600

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
Semiconductors & Semiconductor Equipment - 0.9% (continued)
NVIDIA Corp.
3.20%, 9/16/2026 $ 97,000 109,874
1,041,139
Software - 1.1%
Adobe, Inc.
2.30%, 2/1/2030 450,000 485,996
Citrix Systems, Inc.
4.50%, 12/1/2027 720,000 826,086
1,312,082
Specialty Retail - 0.5%
Best Buy Co., Inc.
4.45%, 10/1/2028 550,000 638,133
Technology Hardware, Storage & Peripherals - 0.9%
Seagate HDD Cayman
4.09%, 6/1/2029 (b) 460,000 482,200
Xerox Corp.
4.12%, 3/15/2023 (c) 600,000 599,100
1,081,300
Trading Companies & Distributors - 0.1%
WW Grainger, Inc.
4.60%, 6/15/2045 62,000 78,139
Water Utilities - 0.1%
American Water Capital Corp.
3.75%, 9/1/2047 100,000 116,155
Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC
4.74%, 3/20/2025 (b) 400,000 434,088
TOTAL CORPORATE BONDS
(Cost $29,624,483) 31,405,160
MORTGAGE-BACKED SECURITIES - 32.4%
UMBS, 15 Year, Single Family
TBA, 2.50%, 7/25/2035 1,800,000 1,884,516
TBA, 3.00%, 7/25/2035 1,800,000 1,891,969
UMBS, 30 Year, Single Family
TBA, 2.50%, 7/25/2050 2,600,000 2,710,500
TBA, 3.00%, 7/25/2050 9,750,000 10,268,730
TBA, 3.50%, 7/25/2050 9,800,000 10,307,227
TBA, 4.00%, 7/25/2050 6,200,000 6,570,184
TBA, 4.50%, 7/25/2050 3,900,000 4,190,367
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $37,835,816) 37,823,493
FOREIGN GOVERNMENT SECURITIES - 20.2%
Arab Republic of Egypt
8.50%, 1/31/2047 (d) 200,000 195,000
Buoni Poliennali del Tesoro
4.75%, 9/1/2028 (d) EUR 10,000 14,445
6.00%, 5/1/2031 (d) 950,000 1,562,348
4.00%, 2/1/2037 (d) 330,000 486,839
Commonwealth of Australia
2.75%, 11/21/2027 (d) AUD 2,120,000 1,683,153
2.25%, 5/21/2028 (d) 6,370,000 4,911,640
2.75%, 11/21/2028 (d) 210,000 168,265
3.25%, 4/21/2029 (d) 1,530,000 1,275,324
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 20.2% (continued)
Dominican Republic Government Bond
6.88%, 1/29/2026 (b) $ 100,000 104,800
7.45%, 4/30/2044 (b) 100,000 102,750
Export-Import Bank of India
4.00%, 1/14/2023 (d) 200,000 208,807
Federal Republic of Nigeria
7.88%, 2/16/2032 (b) 200,000 188,048
Federative Republic of Brazil
8.25%, 1/20/2034 20,000 25,925
7.13%, 1/20/2037 140,000 168,140
Hungary Government Bond
5.75%, 11/22/2023 20,000 22,720
7.63%, 3/29/2041 20,000 33,446
Japan Government Bond
0.10%, 6/20/2028 JPY 184,150,000 1,727,591
0.10%, 9/20/2028 127,150,000 1,192,248
0.10%, 12/20/2028 68,800,000 644,589
0.10%, 3/20/2029 34,050,000 318,734
0.10%, 6/20/2029 236,800,000 2,214,922
2.10%, 3/20/2030 124,750,000 1,387,426
0.60%, 12/20/2036 4,500,000 43,556
2.50%, 3/20/2038 157,400,000 1,991,833
2.40%, 9/20/2038 4,250,000 53,345
2.30%, 3/20/2039 3,500,000 43,532
2.30%, 3/20/2040 13,700,000 171,971
Kingdom of Saudi Arabia
2.90%, 10/22/2025 (b) $ 200,000 212,080
Oriental Republic of Uruguay
7.63%, 3/21/2036 100,000 151,501
Republic of Colombia
8.13%, 5/21/2024 130,000 156,325
7.38%, 9/18/2037 130,000 178,100
Republic of El Salvador
6.38%, 1/18/2027 (b) 10,000 8,575
8.25%, 4/10/2032 (b) 40,000 36,500
Republic of Honduras
6.25%, 1/19/2027 (b) 150,000 159,675
Republic of Indonesia
2.95%, 1/11/2023 200,000 205,698
Republic of Kenya
7.00%, 5/22/2027 (b) 200,000 197,000
Republic of Peru
8.75%, 11/21/2033 110,000 183,426
Republic of Philippines
9.50%, 2/2/2030 100,000 162,588
Republic of Poland
3.25%, 4/6/2026 20,000 22,406
Republic of Turkey
6.88%, 3/17/2036 80,000 77,769
Romania Government Bond
6.75%, 2/7/2022 (b) 180,000 193,446
4.38%, 8/22/2023 (b) 30,000 31,872
Russian Federation
5.25%, 6/23/2047 (b) 200,000 264,000
State of Qatar
9.75%, 6/15/2030 (b) 20,000 33,126
Sultanate of Oman Government Bond
6.75%, 1/17/2048 (d) 200,000 172,500

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 20.2% (continued)
Ukraine Government Bond
7.75%, 9/1/2027 (b) $ 150,000 155,625
United Mexican States
6.05%, 1/11/2040 30,000 36,579
4.75%, 3/8/2044 50,000 53,000
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $23,273,744) 23,633,188
U.S. TREASURY OBLIGATIONS - 37.6%
U.S. Treasury Bonds
3.13%, 2/15/2043 500,000 677,930
2.88%, 5/15/2043 4,160,000 5,434,488
3.63%, 8/15/2043 330,000 482,006
3.75%, 11/15/2043 3,140,000 4,673,080
2.75%, 8/15/2047 3,640,000 4,756,030
U.S. Treasury Notes
1.63%, 12/31/2021 6,950,000 7,100,674
1.75%, 2/28/2022 1,520,000 1,559,603
1.63%, 12/15/2022 13,890,000 14,385,916
2.00%, 8/15/2025 1,840,000 1,997,406
1.63%, 2/15/2026 10,000 10,698
2.25%, 11/15/2027 10,000 11,263
2.75%, 2/15/2028 430,000 501,588
2.88%, 8/15/2028 1,930,000 2,285,693
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,109,434) 43,876,375
SHARES
SHORT-TERM INVESTMENTS - 9.7%
INVESTMENT COMPANIES - 9.7%
Limited Purpose Cash Investment
Fund, 0.34% (1)(e)
(Cost $11,335,105) 11,335,536 11,337,803
TOTAL INVESTMENTS BEFORE TBA SALE
COMMITMENTS
(Cost $143,178,582) 148,076,019
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
TBA SALE COMMITMENTS - (0.8)%
MORTGAGE-BACKED SECURITIES - (0.8)%
UMBS, 15 Year, Single Family
TBA, 3.00%, 7/25/2035 $ (50,000) (52,555)
UMBS, 30 Year, Single Family
TBA, 3.00%, 7/25/2050 (50,000) (52,660)
TBA, 3.50%, 7/25/2050 (300,000) (315,527)
TBA, 4.00%, 7/25/2050 (300,000) (317,912)
TBA, 4.50%, 7/25/2050 (150,000) (161,168)
TOTAL TBA SALE COMMITMENTS
(Proceeds $(899,867)) (899,822)
TOTAL INVESTMENTS NET OF TBA SALE
COMMITMENTS - 126.0%
(Cost $142,278,715) 147,176,197
LIABILITIES IN EXCESS OF OTHER
ASSETS - (26.0)% (f) (30,425,636)
NET ASSETS - 100.0% 116,750,561
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 1,400,828 1.2%
Consumer Discretionary 2,354,502 2.0
Consumer Staples 1,632,608 1.4
Energy 1,549,605 1.3
Financials 7,732,517 6.6
Foreign Government Securities 23,633,188 20.2
Health Care 3,069,409 2.6
Industrials 3,899,222 3.4
Information Technology 3,905,320 3.4
Materials 2,309,740 2.0
Mortgage-Backed Securities 36,923,671 31.6
Real Estate 615,205 0.5
U.S. Treasury Obligations 43,876,375 37.6
Utilities 2,936,204 2.5
Short-Term Investments 11,337,803 9.7
Total Investments In Securities
At Value 147,176,197 126.0
Liabilities in Excess of Other
Assets (f) (30,425,636) (26.0)
Net Assets
$ 116,750,561 100.0%
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2020.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2020 amounted to $6,426,827, which represents approximately 5.50% of net assets of the fund.
(c) Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of June 30, 2020.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2020, the value of these securities amounted to $10,678,321 or 9.15% of net assets.
(e) Represents 7-day effective yield as of June 30, 2020.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Credit default swap contracts outstanding - buy protection as of June 30, 2020:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Federative Republic of
Brazil,
4.25%, 1/7/2025 1.00 % Quarterly 6/20/2025 2.36 % USD 400,000 $ 30,091 $ (83) $ 30,008
Markit CDX Emerging
Markets Index Series 33.V2 1.00 Quarterly 6/20/2025 2.00 USD 5,910,000 615,923 (353,089) 262,834
Republic of Chile,
3.88%, 8/5/2020 1.00 Quarterly 6/20/2025 0.86 USD 1,000,000 5,832 (2,365) 3,467
651,846 (355,537) 296,309
Republic of Philippines,
10.62%, 3/16/2025 1.00 % Quarterly 6/20/2025 0.62 % USD 2,200,000 $ (35,335) $ (569) $ (35,904)
(35,335) (569) (35,904)
$ 616,511 $ (356,106) $ 260,405
Credit default swap contracts outstanding - sell protection as of June 30, 2020 :
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
Investment Grade Index
Series 34.V1 1.00 % Quarterly 6/20/2025 0.76 % USD 21,640,000 $ (2,863) $ 255,114 $ 252,252
Penerbangan Malaysia
Bhd.,
5.63%, 3/15/2016 1.00 Quarterly 6/20/2025 0.73 USD 1,900,000 22,477 2,038 24,515
People's Republic of China,
7.50%, 10/28/2027 1.00 Quarterly 6/20/2025 0.49 USD 2,000,000 49,016 527 49,543
Republic of Colombia,
10.38%, 1/28/2033 1.00 Quarterly 6/20/2025 1.60 USD 800,000 6,438 21,240 27,678
Republic of Korea,
2.75%, 1/19/2027 1.00 Quarterly 6/20/2025 0.27 USD 1,200,000 43,351 324 43,675
United Mexican States,
4.15%, 3/28/2027 1.00 Quarterly 6/20/2025 1.57 USD 800,000 – 32,947 32,947
118,419 312,190 430,610
Markit CDX North America
High Yield Index Series
34.V6 5.00 % Quarterly 6/20/2025 5.17 % USD 1,370,000 $ (78,442) $ 70,548 $ (7,894)
Republic of Indonesia,
3.70%, 1/8/2022 1.00 Quarterly 6/20/2025 1.32 USD 1,100,000 (65,323) 49,229 (16,095)
Republic of Italy,
6.88%, 9/27/2023 1.00 Quarterly 6/20/2025 1.63 USD 300,000 (9,524) 70 (9,454)
Russian Federation,
12.75%, 6/24/2028 1.00 Quarterly 6/20/2025 1.11 USD 500,000 (36,694) 34,316 (2,378)
(189,983) 154,163 (35,821)
$ (71,564) $ 466,353 $ 394,789

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Forward Effective Interest rate swap contracts outstanding as of June 30, 2020:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3 Month BA Quarterly 0.75% Semi-Annually 9/14/2022 CAD 12,600,000 $ 16,900 $ 17,419 $ 34,319
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 4,600,000 41,087 3,468 44,555
Pay 3 Month BA Quarterly 1.00% Semi-Annually 9/15/2025 CAD 12,500,000 75,904 23,898 99,802
Pay 3 Month BA Quarterly 1.25% Semi-Annually 12/15/2025 CAD 5,700,000 92,380 (395) 91,985
Pay 3 Month BBR Quarterly 0.50% Quarterly 9/08/2022 AUD 8,300,000 7,071 27,557 34,628
Pay 3 Month BBR Quarterly 0.50% Semi-Annually 9/14/2022 NZD 200,000 (259) 1,016 757
Pay 3 Month BBR Quarterly 0.50% Quarterly 12/08/2022 AUD 3,300,000 10,665 2,202 12,867
Pay 3 Month BBR Quarterly 1.00% Semi-Annually 12/11/2030 NZD 900,000 9,186 3,098 12,284
Pay 3 Month CD_KSDA
Quarterly 1.00% Quarterly 12/21/2022 KRW 2,483,100,000 7,504 (89) 7,415
Pay 3 Month JIBAR
Quarterly 5.00% Quarterly 9/21/2022 ZAR 9,900,000 3,044 9,953 12,997
Pay 3 Month JIBAR
Quarterly 6.00% Quarterly 9/21/2022 ZAR 6,800,000 (153) 16,613 16,460
Pay 3 Month JIBAR
Quarterly 4.50% Quarterly 12/21/2022 ZAR 30,100,000 396 17,748 18,144
Pay 3 Month LIBOR
Quarterly 0.50% Semi-Annually 9/16/2022 USD 4,100,000 21,500 2,594 24,094
Pay 3 Month LIBOR
Quarterly 1.50% Semi-Annually 9/16/2022 USD 2,000,000 45,777 5,971 51,748
Pay 3 Month LIBOR
Quarterly 0.50% Semi-Annually 9/16/2025 USD 9,800,000 (22,556) 101,523 78,967
Pay 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2025 USD 9,600,000 229,756 75,041 304,797
Pay 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 200,000 5,644 751 6,395
Pay 3 Month STIBOR
Quarterly 0.50% Annually 9/18/2030 SEK 25,900,000 24,296 30,438 54,734
Pay 6 Month BBR
Semi-Annually 0.50% Semi-Annually 9/11/2025 AUD 1,600,000 (8,372) 10,794 2,422
Pay 6 Month BBR
Semi-Annually 0.50% Semi-Annually 12/11/2025 AUD 9,300,000 (22,744) 24,484 1,740
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 9/16/2022 EUR 1,300,000 2,964 1,386 4,350
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 9/16/2030 EUR 200,000 8,233 1,203 9,436
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 9/16/2030 EUR 11,600,000 355,184 192,092 547,276
Pay 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 9/16/2022 GBP 50,000,000 358,298 362,429 720,727
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 9/21/2022 JPY 789,100,000 4,068 41 4,109
Pay 6 Month LIBOR
Semi-Annually 0.50% Semi-Annually 12/16/2022 GBP 13,500,000 83,685 31,775 115,460
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 1,854,700,000 16,304 (5,237) 11,067
Pay 6 Month LIBOR
Semi-Annually 0.50% Annually 12/21/2022 CHF 2,700,000 5,658 1,663 7,321
Pay 6 Month LIBOR
Semi-Annually 1.00% Semi-Annually 9/16/2025 GBP 16,900,000 404,508 392,077 796,585
Pay 6 Month LIBOR
Semi-Annually 0.50% Annually 9/17/2025 CHF 3,500,000 (8,211) 11,801 3,590
Pay 6 Month NIBOR
Semi-Annually 1.50% Annually 9/21/2022 NOK 8,200,000 (1,639) 19,110 17,471

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6 Month NIBOR
Semi-Annually 0.50% Annually 9/21/2022 NOK 24,900,000 $ (4,160) $ 5,121 $ 961
Pay 6 Month NIBOR
Semi-Annually 1.00% Annually 9/17/2025 NOK 12,900,000 (7,503) 29,062 21,559
Pay 6 Month PRIBOR
Semi-Annually 0.50% Annually 9/21/2022 CZK 55,300,000 1,552 5,371 6,923
Pay 6 Month PRIBOR
Semi-Annually 0.50% Annually 12/21/2022 CZK 47,100,000 3,135 2,524 5,659
Pay 6 Month SIBOR
Semi-Annually 1.00% Semi-Annually 9/21/2022 SGD 3,600,000 41 35,475 35,516
Pay 6 Month SIBOR
Semi-Annually 0.50% Semi-Annually 9/21/2022 SGD 1,600,000 1,557 2,659 4,216
Pay 6 Month SIBOR
Semi-Annually 0.50% Semi-Annually 12/21/2022 SGD 5,400,000 9,572 2,792 12,364
Pay 6 Month WIBOR
Semi-Annually 0.50% Annually 12/21/2022 PLN 6,300,000 4,912 830 5,742
Receive 3 Month BBR Quarterly 0.00% Quarterly 12/08/2022 AUD 2,900,000 9,028 (418) 8,610
Receive 3 Month BBR Quarterly 0.00% Semi-Annually 12/14/2022 NZD 4,900,000 12,916 (808) 12,108
Receive 6 Month BUBOR
Semi-Annually 0.50% Annually 9/21/2022 HUF 857,300,000 28,534 (23,228) 5,306
Receive 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 13,400,000 39,881 (12,016) 27,865
Receive 6 Month NIBOR
Semi-Annually 0.50% Annually 12/21/2022 NOK 29,100,000 502 (492) 10
1,866,045 1,429,296 3,295,341
Pay 3 Month BBR Quarterly 0.50% Semi-Annually 12/11/2030 NZD 100,000 (945) (850) (1,795)
Pay 3 Month STIBOR
Quarterly 0.00% Annually 9/17/2025 SEK 29,100,000 (25,850) 13,798 (12,052)
Pay 6 Month EURIBOR
Semi-Annually 0.50% Annually 12/16/2022 EUR 4,500,000 (15,960) 6,603 (9,357)
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 900,000 (19,078) 8,254 (10,824)
Pay 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2030 EUR 2,600,000 (40,774) 9,502 (31,272)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 9/18/2030 JPY 159,300,000 (9,522) 73 (9,449)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 9/18/2030 JPY 266,800,000 (904) (14,921) (15,825)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 374,800,000 (23,861) (1,062) (24,923)
Pay 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/18/2030 JPY 263,000,000 (8,911) (8,578) (17,489)
Pay 6 Month NIBOR
Semi-Annually 0.50% Annually 12/21/2022 NOK 25,700,000 (2,593) 2,585 (8)
Pay 6 Month NIBOR
Semi-Annually 0.50% Annually 12/17/2025 NOK 24,200,000 (25,341) (266) (25,607)
Receive 1 Month TIIE Monthly 5.50% Monthly 9/15/2022 MXN 12,600,000 (2,542) (9,686) (12,228)
Receive 1 Month TIIE Monthly 7.00% Monthly 9/15/2022 MXN 17,400,000 (3,836) (34,831) (38,667)
Receive 1 Month TIIE Monthly 5.00% Monthly 9/15/2022 MXN 12,700,000 (4,902) (2,125) (7,027)
Receive 1 Month TIIE Monthly 6.00% Monthly 9/15/2022 MXN 11,500,000 (2,243) (13,717) (15,960)
Receive 1 Month TIIE Monthly 4.50% Monthly 12/14/2022 MXN 11,500,000 421 (1,750) (1,329)
Receive 3 Month BA Quarterly 0.75% Semi-Annually 9/14/2022 CAD 15,500,000 (33,017) (9,201) (42,218)
Receive 3 Month BA Quarterly 1.25% Semi-Annually 12/14/2022 CAD 7,200,000 (65,523) (4,216) (69,739)
Receive 3 Month BA Quarterly 2.00% Semi-Annually 9/16/2030 CAD 3,100,000 (196,433) (17,765) (214,198)
Receive 3 Month BA Quarterly 2.00% Semi-Annually 9/16/2030 CAD 2,500,000 (147,184) (25,556) (172,740)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 1,400,000 (42,935) (782) (43,717)
Receive 3 Month BA Quarterly 1.50% Semi-Annually 12/16/2030 CAD 900,000 (26,297) (1,806) (28,103)

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3 Month BBR Quarterly 0.50% Quarterly 9/08/2022 AUD 2,000,000 $ (7,839) $ (506) $ (8,345)
Receive 3 Month BBR Quarterly 0.50% Quarterly 12/08/2022 AUD 8,600,000 (25,498) (8,034) (33,532)
Receive 3 Month BBR Quarterly 1.00% Semi-Annually 9/10/2025 NZD 200,000 (1,386) (2,667) (4,053)
Receive 3 Month HIBOR
Quarterly 1.00% Quarterly 12/21/2022 HKD 19,600,000 (10,494) (4,394) (14,888)
Receive 3 Month LIBOR
Quarterly 0.50% Semi-Annually 9/16/2022 USD 12,400,000 (49,944) (22,926) (72,870)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 11,900,000 (106,518) (23,797) (130,315)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 12/16/2022 USD 900,000 (8,761) (1,094) (9,855)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 9/16/2030 USD 2,400,000 (17,293) (5,415) (22,708)
Receive 3 Month LIBOR
Quarterly 0.75% Semi-Annually 9/16/2030 USD 900,000 (6,868) (1,648) (8,516)
Receive 3 Month LIBOR
Quarterly 1.75% Semi-Annually 9/16/2030 USD 400,000 (40,434) (2,853) (43,287)
Receive 3 Month LIBOR
Quarterly 1.00% Semi-Annually 12/16/2030 USD 2,600,000 (35,737) (47,397) (83,134)
Receive 3 Month STIBOR
Quarterly 0.00% Annually 9/21/2022 SEK 36,000,000 3,415 (4,940) (1,525)
Receive 3 Month STIBOR
Quarterly 0.00% Annually 9/21/2022 SEK 126,100,000 19,322 (24,663) (5,341)
Receive 3 Month STIBOR
Quarterly 0.50% Annually 9/18/2030 SEK 7,300,000 (10,271) (5,156) (15,427)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 9/12/2030 AUD 400,000 (2,747) 30 (2,717)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 9/12/2030 AUD 1,800,000 (6,034) (6,192) (12,226)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 2,400,000 4,787 (15,340) (10,553)
Receive 6 Month BBR
Semi-Annually 1.00% Semi-Annually 12/12/2030 AUD 600,000 119 (2,757) (2,638)
Receive 6 Month BUBOR
Semi-Annually 1.00% Annually 9/21/2022 HUF 985,900,000 (7,177) (18,283) (25,460)
Receive 6 Month BUBOR
Semi-Annually 1.00% Annually 12/21/2022 HUF 319,000,000 (5,852) (2,588) (8,440)
Receive 6 Month EURIBOR
Semi-Annually 0.25% Annually 9/16/2022 EUR 59,100,000 (83,217) (114,525) (197,742)
Receive 6 Month EURIBOR
Semi-Annually 0.00% Annually 9/16/2025 EUR 1,100,000 (18,851) (3,002) (21,853)
Receive 6 Month EURIBOR
Semi-Annually 0.25% Annually 12/16/2025 EUR 3,500,000 (1,616) (16,665) (18,281)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 9/16/2022 GBP 21,400,000 (162,747) (145,724) (308,471)
Receive 6 Month LIBOR
Semi-Annually 0.50% Annually 9/21/2022 CHF 4,400,000 (13,102) 627 (12,475)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 9/21/2022 JPY 1,322,000,000 (4,722) (2,162) (6,884)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/21/2022 JPY 1,304,300,000 (8,282) 499 (7,783)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 9/17/2025 JPY 632,400,000 (46,148) 38,512 (7,636)
Receive 6 Month LIBOR
Semi-Annually 0.00% Semi-Annually 12/17/2025 JPY 1,487,400,000 (19,356) 2,832 (16,524)
Receive 6 Month LIBOR
Semi-Annually 1.00% Semi-Annually 9/16/2030 GBP 4,200,000 (228,640) (97,085) (325,725)

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6 Month LIBOR
Semi-Annually 1.00% Semi-Annually 9/16/2030 GBP 9,900,000 $ (597,244) $ (170,537) $ (767,781)
Receive 6 Month LIBOR
Semi-Annually 0.00% Annually 9/18/2030 CHF 900,000 (20,355) (8,334) (28,689)
Receive 6 Month LIBOR
Semi-Annually 0.75% Semi-Annually 12/16/2030 GBP 2,700,000 (106,598) (16,899) (123,497)
Receive 6 Month LIBOR
Semi-Annually 0.00% Annually 12/18/2030 CHF 500,000 (10,866) (3,978) (14,844)
Receive 6 Month NIBOR
Semi-Annually 0.50% Annually 9/21/2022 NOK 16,200,000 3,623 (4,248) (625)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 9/18/2030 NOK 3,300,000 (568) (2,191) (2,759)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 9/18/2030 NOK 7,000,000 (18,063) 12,209 (5,854)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 12/18/2030 NOK 6,200,000 (3,192) (620) (3,812)
Receive 6 Month NIBOR
Semi-Annually 1.00% Annually 12/18/2030 NOK 5,200,000 (1,812) (1,385) (3,197)
(2,355,196) (839,593) (3,194,789)
$ (489,151) $ 589,703 $ 100,552
(a) Floating rate indices at June 30, 2020 were as follows:
1 Month Mexico Equilibrium Interbank Interest Rate (''TIIE''): 5.28%
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.10%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.56%
3 Month Hong Kong Interbank Offered Rate (''HIBOR''): 0.78%
3 Month Johannesburg Interbank Agreed Rate (''JIBAR''): 3.91%
3 Month Korean Certificate of Deposit (''CD_KSDA''): 0.79%
3 Month London Interbank Offered Rate (''LIBOR''): 0.30%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): 0.06%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.16%
6 Month Budapest Interbank Offered Rate (''BUBOR''): 0.74%
6 Month Euro Interbank Offered Rate (''EURIBOR''): (0.31)%
6 Month London Interbank Offered Rate (''LIBOR''): 0.37%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.48%
6 Month Prague Interbank Offered Rate (''PRIBOR''): 0.37%
6 Month Singapore Interbank Offered Rate (''SIBOR''): 0.72%
6 Month Warsaw Interbank Offered Rate (''WIBOR''): 0.18%
Futures contracts outstanding as of June 30, 2020:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Japan 10 Year Bond 3 9/2020 JPY $ 4,221,811 $ (2,224)
U.S. Treasury 10 Year Note 61 9/2020 USD 8,489,484 22,457
U.S. Treasury 2 Year Note 117 9/2020 USD 25,836,891 7,125
27,358
Short Contracts
Canada 10 Year Bond (6) 9/2020 CAD (679,817) (428)
Euro-Bund (50) 9/2020 EUR (9,916,011) (53,721)
Euro-OAT (41) 9/2020 EUR (7,722,546) (84,539)
Long Gilt (59) 9/2020 GBP (10,062,434) (12,534)
U.S. Treasury Ultra Bond (2) 9/2020 USD (436,313) (1,128)
(152,350)
$ (124,992)

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2020:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,801,372 USD 1,883,618 CITI 9/16/2020 $ 50,115
AUD 1,111,378 USD 743,272 JPMC 9/16/2020 23,890
BRL 100,624 USD 18,429 CITI
**
9/16/2020 13
BRL 100,626 USD 18,430 JPMC
**
9/16/2020 13
CAD 1,100,000 USD 808,782 CITI 9/16/2020 1,598
CHF 331,500 USD 344,888 CITI 9/16/2020 5,807
CHF 331,500 USD 344,889 JPMC 9/16/2020 5,807
COP 25,000,000 USD 6,591 CITI
**
9/16/2020 19
COP 25,000,000 USD 6,591 JPMC
**
9/16/2020 18
CZK 300,000 USD 12,542 CITI 9/16/2020 111
CZK 300,000 USD 12,542 JPMC 9/16/2020 111
EUR 595,613 USD 663,939 CITI 9/16/2020 6,382
EUR 295,611 USD 330,631 JPMC 9/16/2020 2,059
HUF 7,056,750 USD 22,204 CITI 9/16/2020 175
HUF 7,056,750 USD 22,204 JPMC 9/16/2020 175
INR 12,520,500 USD 163,793 CITI
**
9/16/2020 572
INR 12,520,500 USD 163,793 JPMC
**
9/16/2020 572
JPY 96,861,000 USD 892,405 CITI 9/16/2020 5,601
JPY 96,861,000 USD 892,406 JPMC 9/16/2020 5,599
KRW 249,030,500 USD 203,750 CITI
**
9/16/2020 3,953
KRW 249,030,500 USD 203,750 JPMC
**
9/16/2020 3,952
NZD 1,414,000 USD 874,336 CITI 9/16/2020 38,052
NZD 1,414,000 USD 874,337 JPMC 9/16/2020 38,051
PHP 4,500,000 USD 88,942 CITI
**
9/16/2020 1,144
PHP 4,500,000 USD 88,942 JPMC
**
9/16/2020 1,144
PLN 236,741 USD 59,194 CITI 9/16/2020 659
PLN 236,755 USD 59,198 JPMC 9/16/2020 659
SEK 659,500 USD 70,723 CITI 9/16/2020 120
SEK 659,500 USD 70,723 JPMC 9/16/2020 120
SGD 162,500 USD 114,918 CITI 9/16/2020 1,712
SGD 162,500 USD 114,918 JPMC 9/16/2020 1,712
TWD 7,650,000 USD 258,495 CITI
**
9/16/2020 4,447
TWD 7,650,000 USD 258,495 JPMC
**
9/16/2020 4,447
USD 2,480,861 AUD 3,576,066 CITI 9/16/2020 12,372
USD 855,848 AUD 1,233,066 JPMC 9/16/2020 4,687
USD 451,316 BRL 2,367,748 CITI
**
9/16/2020 17,359
USD 451,316 BRL 2,367,752 JPMC
**
9/16/2020 17,358
USD 1,127,991 CAD 1,519,380 CITI 9/16/2020 8,650
USD 1,127,985 CAD 1,519,373 JPMC 9/16/2020 8,649
USD 291,459 CHF 275,000 CITI 9/16/2020 535
USD 291,458 CHF 275,000 JPMC 9/16/2020 535
USD 192,460 CLP 155,000,000 CITI
**
9/16/2020 3,537
USD 192,459 CLP 155,000,000 JPMC
**
9/16/2020 3,536
USD 25,430 COP 95,000,000 CITI
**
9/16/2020 313
USD 25,430 COP 95,000,000 JPMC
**
9/16/2020 313
USD 1,947,662 EUR 1,714,387 CITI 9/16/2020 18,238
USD 914,945 EUR 807,389 JPMC 9/16/2020 6,285
USD 799,556 GBP 636,123 CITI 9/16/2020 10,979
USD 799,560 GBP 636,127 JPMC 9/16/2020 10,978
USD 144,970 HUF 45,363,500 CITI 9/16/2020 1,107
USD 119,515 HUF 37,337,000 JPMC 9/16/2020 1,107
USD 26,069 IDR 375,000,000 CITI
**
9/16/2020 631
USD 26,069 IDR 375,000,000 JPMC
**
9/16/2020 631
USD 3,771,852 JPY 404,657,974 CITI 9/16/2020 20,239
USD 2,845,387 JPY 305,488,974 JPMC 9/16/2020 13,176

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
(Continued)
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 407,010 NOK 3,874,250 CITI 9/16/2020 $ 4,384
USD 407,009 NOK 3,874,250 JPMC 9/16/2020 4,384
USD 140,796 PLN 552,501 CITI 9/16/2020 1,109
USD 140,795 PLN 552,499 JPMC 9/16/2020 1,109
USD 7,174 RUB 500,000 CITI
**
9/16/2020 210
USD 7,174 RUB 500,000 JPMC
**
9/16/2020 210
USD 72,311 ZAR 1,245,000 CITI 9/16/2020 1,135
USD 72,310 ZAR 1,245,000 JPMC 9/16/2020 1,135
ZAR 1,527,250 USD 86,719 CITI 9/16/2020 592
ZAR 1,527,250 USD 86,720 JPMC 9/16/2020 592
USD 472,039 MXN 10,504,496 CITI 9/17/2020 19,724
USD 472,038 MXN 10,504,504 JPMC 9/17/2020 19,723
Total unrealized appreciation 424,331
AUD 482,624 USD 335,757 CITI 9/16/2020 (2,611)
AUD 482,626 USD 335,759 JPMC 9/16/2020 (2,611)
BRL 1,659,874 USD 323,449 CITI
**
9/16/2020 (19,229)
BRL 1,659,876 USD 323,450 JPMC
**
9/16/2020 (19,230)
CAD 2,455,500 USD 1,811,366 CITI 9/16/2020 (2,377)
CAD 498,500 USD 367,960 JPMC 9/16/2020 (711)
CLP 50,000,000 USD 61,916 CITI
**
9/16/2020 (973)
CLP 50,000,000 USD 61,916 JPMC
**
9/16/2020 (973)
COP 60,000,000 USD 15,944 CITI
**
9/16/2020 (80)
COP 60,000,000 USD 15,944 JPMC
**
9/16/2020 (80)
CZK 450,000 USD 19,084 CITI 9/16/2020 (106)
CZK 450,000 USD 19,084 JPMC 9/16/2020 (106)
EUR 456,112 USD 515,065 CITI 9/16/2020 (1,742)
EUR 456,112 USD 515,066 JPMC 9/16/2020 (1,743)
HUF 15,556,750 USD 50,018 CITI 9/16/2020 (682)
HUF 15,556,750 USD 50,018 JPMC 9/16/2020 (682)
ILS 160,000 USD 46,757 CITI 9/16/2020 (471)
ILS 160,000 USD 46,757 JPMC 9/16/2020 (471)
INR 11,520,500 USD 151,476 CITI
**
9/16/2020 (239)
INR 11,520,500 USD 151,476 JPMC
**
9/16/2020 (240)
JPY 166,086,500 USD 1,544,596 CITI 9/16/2020 (4,796)
JPY 166,086,500 USD 1,544,598 JPMC 9/16/2020 (4,797)
KRW 55,180,000 USD 46,232 CITI
**
9/16/2020 (210)
KRW 55,180,000 USD 46,232 JPMC
**
9/16/2020 (210)
NOK 924,500 USD 96,584 CITI 9/16/2020 (507)
NOK 924,500 USD 96,584 JPMC 9/16/2020 (507)
PLN 145,752 USD 37,182 CITI 9/16/2020 (332)
PLN 145,752 USD 37,182 JPMC 9/16/2020 (332)
RUB 12,000,000 USD 170,315 CITI
**
9/16/2020 (3,183)
RUB 12,000,000 USD 170,315 JPMC
**
9/16/2020 (3,184)
SEK 1,189,000 USD 128,315 CITI 9/16/2020 (594)
SEK 1,189,000 USD 128,315 JPMC 9/16/2020 (594)
SGD 117,500 USD 84,393 CITI 9/16/2020 (60)
SGD 117,500 USD 84,393 JPMC 9/16/2020 (60)
TWD 1,150,000 USD 39,549 CITI
**
9/16/2020 (22)
TWD 1,150,000 USD 39,550 JPMC
**
9/16/2020 (22)
USD 3,135,015 AUD 4,694,196 CITI 9/16/2020 (105,298)
USD 2,450,894 AUD 3,699,198 JPMC 9/16/2020 (102,591)
USD 168,450 BRL 921,750 CITI
**
9/16/2020 (487)
USD 168,450 BRL 921,750 JPMC
**
9/16/2020 (487)
USD 2,334,434 CAD 3,212,128 CITI 9/16/2020 (31,970)
USD 737,203 CAD 1,013,119 JPMC 9/16/2020 (9,171)
USD 235,998 CZK 5,700,000 CITI 9/16/2020 (4,400)
USD 235,997 CZK 5,700,000 JPMC 9/16/2020 (4,400)
USD 1,365,676 EUR 1,217,890 CITI 9/16/2020 (4,975)

AQR Funds | N-PORT Part F | June 2020
See notes to Schedule of Investments.
AQR CORE PLUS BOND FUND
Schedule of Investments
June 30, 2020 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 448,663 EUR 400,886 JPMC 9/16/2020 $ (2,507)
USD 137,530 GBP 111,874 CITI 9/16/2020 (1,156)
USD 137,532 GBP 111,876 JPMC 9/16/2020 (1,156)
USD 98,381 HUF 31,250,000 CITI 9/16/2020 (723)
USD 123,836 HUF 39,276,500 JPMC 9/16/2020 (723)
USD 24,859 IDR 375,000,000 CITI
**
9/16/2020 (578)
USD 24,859 IDR 375,000,000 JPMC
**
9/16/2020 (578)
USD 301,488 ILS 1,055,000 CITI 9/16/2020 (3,712)
USD 301,487 ILS 1,055,000 JPMC 9/16/2020 (3,713)
USD 46,473 INR 3,541,000 CITI
**
9/16/2020 (12)
USD 46,473 INR 3,541,000 JPMC
**
9/16/2020 (12)
USD 2,488,324 JPY 269,882,475 CITI 9/16/2020 (13,776)
USD 2,488,321 JPY 269,882,474 JPMC 9/16/2020 (13,779)
USD 189,442 KRW 230,898,000 CITI
**
9/16/2020 (3,136)
USD 189,442 KRW 230,898,000 JPMC
**
9/16/2020 (3,137)
USD 392,645 NOK 3,874,250 CITI 9/16/2020 (9,980)
USD 392,644 NOK 3,874,250 JPMC 9/16/2020 (9,981)
USD 274,906 NZD 436,000 CITI 9/16/2020 (6,425)
USD 274,906 NZD 436,000 JPMC 9/16/2020 (6,425)
USD 56,603 PLN 224,992 CITI 9/16/2020 (278)
USD 56,607 PLN 225,008 JPMC 9/16/2020 (278)
USD 303,647 SEK 2,911,500 CITI 9/16/2020 (9,103)
USD 303,646 SEK 2,911,500 JPMC 9/16/2020 (9,104)
USD 155,072 SGD 220,000 CITI 9/16/2020 (2,828)
USD 155,071 SGD 220,000 JPMC 9/16/2020 (2,828)
USD 21,242 ZAR 374,000 CITI 9/16/2020 (139)
USD 21,242 ZAR 374,000 JPMC 9/16/2020 (139)
ZAR 1,327,250 USD 77,044 CITI 9/16/2020 (1,167)
ZAR 1,327,250 USD 77,045 JPMC 9/16/2020 (1,167)
MXN 11,704,496 USD 523,454 CITI 9/17/2020 (19,468)
MXN 11,704,504 USD 523,455 JPMC 9/17/2020 (19,468)
USD 58,949 MXN 1,378,500 CITI 9/17/2020 (409)
USD 58,949 MXN 1,378,500 JPMC 9/17/2020 (409)
Total unrealized depreciation (486,840)
Net unrealized depreciation $ (62,509)
** Non-deliverable forward.

Schedule of Investments
AQR Funds | N-PORT Part F | June 2020
June 30, 2020 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
OYJ - Public Traded Company
PJSC - Public Joint Stock Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
TBA - To Be Announced; Security is subject to delayed delivery.
UMBS - Uniform Mortgage-Backed Securities
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
CITG - Citigroup Global Markets, Inc.
CITI - Citibank NA
JPMC - J.P. Morgan Chase Bank, NA
The following reference rates, and their values as of period-end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.16%
3 Month London Interbank Offered Rate (“L IBOR”) - USD: 0.30%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.63%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.29%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: -0.02%
Canadian Bankers’ Acceptance Rate ("BA"): 0.52%
Euro Interbank Offered Rate (“EURIBOR”): -0.51%
Singapore Swap Offered Rate (“SOR”): 0.10%
Stockholm Interbank Offered Rate (“STIBOR”): -0.04%

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2020
June 30, 2020 (Unaudited)
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 989,787,743 $ – $ – $ 989,787,743
Rights ........................................ 468 – – 468
Securities Lending Collateral ....................... 10,685,530 – – 10,685,530
Short-Term Investments ........................... 33,384,291 – – 33,384,291
Futures Contracts* ............................... 680,938 – – 680,938
Total Assets $ 1,034,538,970 $ – $ – $ 1,034,538,970
AQR SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 275,434,576 $ – $ – $ 275,434,576
Preferred Stocks ................................ 144,458 – – 144,458
Securities Lending Collateral ....................... 10,787,088 – – 10,787,088
Short-Term Investments ........................... 9,170,735 – – 9,170,735
Futures Contracts* ............................... 310,104 – – 310,104
Total Assets $ 295,846,961 $ – $ – $ 295,846,961
AQR INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 19,200,909 $ 199,691,239 $ – $ 218,892,148
Short-Term Investments ........................... 13,361,234 – – 13,361,234
Futures Contracts* ............................... 92,520 – – 92,520
Total Assets $ 32,654,663 $ 199,691,239 $ – $ 232,345,902

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2020
June 30, 2020 (Unaudited)
AQR EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 51,474,872 $ 142,299,659 $ – $ 193,774,531
Short-Term Investments ........................... 7,536,905 – – 7,536,905
Futures Contracts* ............................... 39,492 – – 39,492
Total Assets $ 59,051,269 $ 142,299,659 $ – $ 201,350,928
AQR TM LARGE CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 250,611,634 $ – $ – $ 250,611,634
Rights ........................................ 122 – – 122
Securities Lending Collateral ....................... 1,131,154 – – 1,131,154
Short-Term Investments ........................... 12,443,602 – – 12,443,602
Futures Contracts* ............................... 225,880 – – 225,880
Total Assets $ 264,412,392 $ – $ – $ 264,412,392
AQR TM SMALL CAP MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 17,153,709 $ – $ – $ 17,153,709
Preferred Stocks ................................ 9,303 – – 9,303
Securities Lending Collateral ....................... 255,302 – – 255,302
Short-Term Investments ........................... 306,276 – – 306,276
Futures Contracts* ............................... 5,796 – – 5,796
Total Assets $ 17,730,386 $ – $ – $ 17,730,386
AQR TM INTERNATIONAL MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 15,409,563 $ 161,147,608 $ – $ 176,557,171
Securities Lending Collateral ....................... 18,376 – – 18,376
Short-Term Investments ........................... 5,113,785 – – 5,113,785
Futures Contracts* ............................... 62,087 – – 62,087
Total Assets $ 20,603,811 $ 161,147,608 $ – $ 181,751,419
AQR TM EMERGING MULTI-STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 78,757,812 $ 217,646,634 $ – $ 296,404,446
Short-Term Investments ........................... 4,334,301 – – 4,334,301
Futures Contracts* ............................... 56,555 – – 56,555
Total Assets $ 83,148,668 $ 217,646,634 $ – $ 300,795,302
AQR LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 775,064,185 $ – $ – $ 775,064,185
Rights ........................................ 1,326 – – 1,326
Securities Lending Collateral ....................... 1,151,924 – – 1,151,924
Short-Term Investments ........................... 11,272,227 – – 11,272,227
Futures Contracts* ............................... 159,446 – – 159,446
Total Assets $ 787,649,108 $ – $ – $ 787,649,108
AQR SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 199,474,912 $ – $ –
(a)
$ 199,474,912
Securities Lending Collateral ....................... 10,493,982 – – 10,493,982
Short-Term Investments ........................... 8,157,144 – – 8,157,144
Futures Contracts* ............................... 278,229 – – 278,229
Total Assets $ 218,404,267 $ – $ –
(a)
$ 218,404,267

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2020
June 30, 2020 (Unaudited)
AQR INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 45,126,536 $ 351,193,697 $ –
(a)
$ 396,320,233
Securities Lending Collateral ....................... 14,808 – – 14,808
Short-Term Investments ........................... 16,178,596 – – 16,178,596
Futures Contracts* ............................... 174,874 – – 174,874
Total Assets $ 61,494,814 $ 351,193,697 $ –
(a)
$ 412,688,511
AQR TM LARGE CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 233,391,855 $ – $ – $ 233,391,855
Rights ........................................ 310 – – 310
Securities Lending Collateral ....................... 646,716 – – 646,716
Short-Term Investments ........................... 9,673,576 – – 9,673,576
Futures Contracts* ............................... 186,012 – – 186,012
Total Assets $ 243,898,469 $ – $ – $ 243,898,469
AQR TM SMALL CAP MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 42,353,413 $ – $ – $ 42,353,413
Securities Lending Collateral ....................... 1,524,248 – – 1,524,248
Short-Term Investments ........................... 2,123,919 – – 2,123,919
Futures Contracts* ............................... 51,583 – – 51,583
Total Assets $ 46,053,163 $ – $ – $ 46,053,163
AQR TM INTERNATIONAL MOMENTUM STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 10,056,546 $ 89,205,068 $ – $ 99,261,614
Securities Lending Collateral ....................... 8,172 – – 8,172
Short-Term Investments ........................... 3,113,208 – – 3,113,208
Futures Contracts* ............................... 27,112 – – 27,112
Total Assets $ 13,205,038 $ 89,205,068 $ – $ 102,410,106
AQR LARGE CAP DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 5,562,897,979 $ – $ – $ 5,562,897,979
Rights ........................................ 29,277 – – 29,277
Securities Lending Collateral ....................... 11,726,215 – – 11,726,215
Short-Term Investments ........................... 292,127,703 – – 292,127,703
Futures Contracts* ............................... 5,312,072 – – 5,312,072
Total Assets $ 5,872,093,246 $ – $ – $ 5,872,093,246
AQR INTERNATIONAL DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 13,734,726 $ 168,807,410 $ – $ 182,542,136
Securities Lending Collateral ....................... 624,327 – – 624,327
Short-Term Investments ........................... 3,264,406 – – 3,264,406
Total Assets $ 17,623,459 $ 168,807,410 $ – $ 186,430,869
LIABILITIES
Futures Contracts* ............................... $ (48,351) $ – $ – $ (48,351)
Total Liabilities $ (48,351) $ – $ – $ (48,351)
AQR EMERGING DEFENSIVE STYLE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 477,901 $ 9,008,142 $ – $ 9,486,043
Corporate Bonds
†
............................... – 65 – 65
Short-Term Investments ........................... 22,676 – – 22,676
Futures Contracts* ............................... 159 – – 159
Total Assets $ 500,736 $ 9,008,207 $ – $ 9,508,943

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2020
June 30, 2020 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
AQR GLOBAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 175,150,853 $ 81,742,414 $ 131 $ 256,893,398
Securities Lending Collateral ....................... 169,578 – – 169,578
Short-Term Investments ........................... 29,439,771 – – 29,439,771
Futures Contracts* ............................... 119,628 – – 119,628
Forward Foreign Currency Exchange Contracts* ........ – 2,049,511 – 2,049,511
Total Return Swaps Contracts* ...................... – 42,120 – 42,120
Total Assets $ 204,879,830 $ 83,834,045 $ 131 $ 288,714,006
LIABILITIES
Futures Contracts* ............................... $ (369,926) $ – $ – $ (369,926)
Forward Foreign Currency Exchange Contracts* ........ – (855,595) – (855,595)
Total Return Swaps Contracts* ...................... – (195,808) – (195,808)
Total Liabilities $ (369,926) $ (1,051,403) $ – $ (1,421,329)
AQR INTERNATIONAL EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ – $ 155,556,986 $ 195 $ 155,557,181
Securities Lending Collateral ....................... 206,928 – – 206,928
Short-Term Investments ........................... 18,685,195 – – 18,685,195
Futures Contracts* ............................... 32,731 – – 32,731
Forward Foreign Currency Exchange Contracts* ........ – 1,080,770 – 1,080,770
Total Return Swaps Contracts* ...................... – 28,536 – 28,536
Total Assets $ 18,924,854 $ 156,666,292 $ 195 $ 175,591,341
LIABILITIES
Futures Contracts* ............................... $ (602,812) $ – $ – $ (602,812)
Forward Foreign Currency Exchange Contracts* ........ – (648,381) – (648,381)
Total Return Swaps Contracts* ...................... – (96,654) – (96,654)
Total Liabilities $ (602,812) $ (745,035) $ – $ (1,347,847)
AQR CORE PLUS BOND FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Corporate Bonds ................................ $ – $ 31,405,160 $ – $ 31,405,160
Foreign Government Securities ..................... – 23,633,188 – 23,633,188
Mortgage-Backed Securities ....................... – 37,823,493 – 37,823,493
U.S. Treasury Obligations ......................... – 43,876,375 – 43,876,375
Short-Term Investments ........................... 11,337,803 – – 11,337,803
Futures Contracts* ............................... 29,582 – – 29,582
Forward Foreign Currency Exchange Contracts* ........ – 424,331 – 424,331
Interest Rate Swap Contracts* ...................... – 3,295,341 – 3,295,341
Credit Default Swap Contracts* ..................... – 726,919 – 726,919
Total Assets $ 11,367,385 $ 141,184,807 $ – $ 152,552,192
LIABILITIES
TBA Sale Commitments (Sold Short) ................. $ – $ (899,822) $ – $ (899,822)
Futures Contracts* ............................... (154,574) – – (154,574)
Forward Foreign Currency Exchange Contracts* ........ – (486,840) – (486,840)
Interest Rate Swap Contracts* ...................... – (3,194,789) – (3,194,789)
Credit Default Swap Contracts* ..................... – (71,725) – (71,725)
Total Liabilities $ (154,574) $ (4,653,176) $ – $ (4,807,750)
*
Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.

Notes to Schedules of Investments
AQR Funds | N-PORT Part F | June 2020
June 30, 2020 (Unaudited)
During the period ended June 30, 2020, there were no transfers to or from level 3 for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.